As filed with the Securities and Exchange Commission on April 22, 2021
File Nos. 333-200249
811-05200
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 7	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 305	☒
(Check Appropriate Box or Boxes)
Brighthouse Variable Annuity Account C
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 2005
Approximate Date of Proposed Public Offering: On April 30, 2021 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
SUPPLEMENT DATED APRIL 30, 2021
TO
THE PROSPECTUSES DATED APRIL 30, 2021
This supplements the prospectuses dated April 30, 2021 for the 3-year Series L and Class L products issued by Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY (the “Companies”).
Effective as of June 2, 2003, the Companies suspended any allocations and/or transfers to the Fixed Account under the Series L and Class L contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See “Purchase – Allocation of Purchase Payments” and “Investment Options – Transfers” in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.
Series/Class L
SUPP-FXL21

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Variable Annuity Account C
Class L
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 60 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below.

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio
(Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
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Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.
To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 99 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
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TABLE OF CONTENTS	Page	Page

3

4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................24
Accumulation Phase........................................................17
Accumulation Unit..........................................................24
Annual Benefit Payment......................................60 and 67
Annuitant........................................................................98
Annuity Date..................................................................41
Annuity Options.............................................................42
Annuity Payments...........................................................41
Annuity Service Center......................................................8
Annuity Units..................................................................41
Beneficiary......................................................................98
Benefit Base.....................................................................66
Business Day...................................................................19
Contract Year.................................................................18
Death Benefit Base..........................................................76
Fixed Account.................................................................17
Free Look........................................................................23
Good Order....................................................................96
Guaranteed Accumulation Amount.................................72
Guaranteed Withdrawal Amount....................................68
GWB Withdrawal Rate...................................................67
Income Base....................................................................48
Income Phase..................................................................17
Investment Portfolios......................................................25
Joint Owners...................................................................98
Owner.............................................................................98
Purchase Payment...........................................................18
Remaining Guaranteed Withdrawal Amount..................59
Separate Account............................................................93
Total Guaranteed Withdrawal Amount...........................59
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HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account,
7

if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
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FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%

Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	5
3 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
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The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the
Separate Account)
Mortality and Expense Charge	1.35%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.60%

Death Benefit Rider Charges (Optional) (Note 3) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%
Optional Death Benefit — Compounded-Plus	0.35%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits (Note 4)	2.20%

Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.
Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit — Compounded-Plus Charge, and the Additional Death Benefit — Earnings Preservation Benefit Charge.
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Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(as a percentage of the Income Base (Note 2))

GMIB Plus II — maximum charge	1.50%
GMIB Plus II — current charge	1.00%

GMIB Plus I — maximum charge	1.50%
GMIB Plus I — current charge	0.80%

GMIB II and GMIB I	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.60%
Single Life version — current charge	1.25%
Joint Life version — maximum charge	1.80%
Joint Life version — current charge	1.50%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	0.95%
Single Life version — current charge	0.50%
Joint Life version — maximum charge	1.40%
Joint Life version — current charge	0.70%

Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
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Guaranteed Withdrawal Benefit Rider Charges
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

Enhanced Guaranteed Withdrawal Benefit — maximum charge	1.00%
Enhanced Guaranteed Withdrawal Benefit — current charge	0.55%

Guaranteed Withdrawal Benefit I — maximum charge	0.95%
Guaranteed Withdrawal Benefit I — current charge	0.50%

Guaranteed Minimum Accumulation Benefit Rider Charge
(as a percentage of the Guaranteed Accumulation Amount (Note 5))	0.75%

Enhanced Death Benefit Rider Charges
(as a percentage of the Death Benefit Base (Note 6))

Enhanced Death Benefit I — maximum charge	1.50%
Enhanced Death Benefit I (issue age 69 or younger) — current charge	0.75%
Enhanced Death Benefit I (issue age 70-75) — current charge	0.95%

Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See “Living Benefits — Guaranteed Minimum Accumulation Benefit” for a definition of the term Guaranteed Accumulation Amount.
Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I.” The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
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The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Portfolio	0.32%	0.55%	0.05%	—	0.92%	—	0.92%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.02%	0.91%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio	0.77%	0.25%	0.04%	—	1.06%	0.05%	1.01%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Wells Capital Management Mid Cap Value Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.08%	1.03%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Frontier Mid Cap Growth Portfolio	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.06%	0.01%	0.62%	—	0.62%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.08%	0.01%	0.69%	—	0.69%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.07%	0.01%	0.63%	—	0.63%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS ® Value Portfolio	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.03%	—	0.76%	0.03%	0.73%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit – Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,344	$2,355	$3,213	$6,701
minimum	$1,268	$2,135	$2,862	$6,084

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$644	$1,905	$3,213	$6,701
minimum	$568	$1,685	$2,862	$6,084

Chart 2. Chart 2 assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,019	$1,364	$1,534	$3,202
minimum	$ 943	$1,136	$1,155	$2,451

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$319	$914	$1,534	$3,202
minimum	$243	$686	$1,155	$2,451
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers (“selling firms”). In
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addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $10,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
•	Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: “Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I,” and “Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
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Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” until the rider terminates.
If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Income Benefits — Description of GMIB Plus I” and “Living Benefits — Guaranteed Withdrawal Benefits — Description of Lifetime Withdrawal Guarantee I.”
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) (you may participate in the EDCA program, subject to restrictions).
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
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We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Investment Allocation Restrictions for Certain Riders
Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I
Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds® Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.
OR
(B) You must allocate:
•	at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;
•	up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
Fixed Account
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
JPMorgan Core Bond Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Western Asset Management U.S. Government Portfolio
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Platform 2
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Brighthouse/Artisan Mid Cap Value Portfolio
Frontier Mid Cap Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Wells Capital Management Mid Cap Value Portfolio
Platform 4
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your
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Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the Invesco Comstock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a
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transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:
1)	you elected only the GMIB Plus II rider, and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II”); or
2)	you elected both the GMIB Plus II and the EDB I, and both riders terminate (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II” and “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I”).
However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase – Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus I”), the restrictions on subsequent Purchase Payments described above will no longer apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your
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Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York
Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see “Investment Options — Dollar Cost Averaging Programs”). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges,
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the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility
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of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the
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Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
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Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
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•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections “Purchase — Allocation of Purchase Payments” and “Purchase — Investment Allocation Restrictions for Certain Riders.”
•	If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section “Living Benefits — Guaranteed Minimum Accumulation Benefit.”
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York
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Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
Baillie Gifford International Stock Portfolio
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by
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operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular
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time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.
2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
•	Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued,
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but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.
The EDCA program is not available in Oregon.
Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Loomis Sayles Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife
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Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Loomis Sayles Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity
Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.45% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit — Rider Charge
If you select one of the following death benefit riders, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
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Annual Step-Up Death Benefit	0.20%
Compounded-Plus Death Benefit	0.35%*
Additional Death Benefit — Earnings Preservation Benefit	0.25%
*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.
Please check with your financial representative regarding which death benefits are available in your state.
If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I” for a discussion of how the Death Benefit Base is determined).
If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.
The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.
For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.
For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
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Guaranteed Minimum Income Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) This charge compensates us generally for the costs and risks we assume in providing the benefit. The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or
•	the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the
Separate Account by canceling Accumulation Units from the Separate Account.
For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)
If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
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If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See “Death Benefit.”) For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee (LWG) rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider, the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge for the LWG riders and GWB riders compensate us generally for the costs and risks we assume in providing the benefit. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.
For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See “Living Benefits — Guaranteed
Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit” and “Description of the Guaranteed Withdrawal Benefit I” for information on Optional Resets.)
If you make a full withdrawal (surrender) of your Account Value, you apply all of your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the
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Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.
(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit Riders — Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit Riders — Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.
The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.
Guaranteed Minimum Accumulation Benefit — Rider Charge
If you elected the GMAB rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge is deducted from your Account Value during the Accumulation Phase on each
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contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	5
3 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that
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will be purchasing the contract, or if a prospective purchaser already had a relationship with us.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
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ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
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If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity
Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period
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Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available.
Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the
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Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial
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withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” and “Death Benefit” sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
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Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders — guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:
Guaranteed Income Benefits
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)
•	Guaranteed Minimum Income Benefit (GMIB I and GMIB II)
Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee (LWG I and LWG II)
•	Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)
•	Guaranteed Withdrawal Benefit I (GWB I)
The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned.
Guaranteed Asset Accumulation Benefit
On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on
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which of three permitted Investment Portfolios you selected at contract issue.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
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If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
GMIB Plus I, GMIB Plus II, GMIB I, GMIB II and Qualified Contracts. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.
(See Appendix D for examples of the GMIB.)
Description of GMIB Plus II
In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and
(ii)    is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:
(1)	The withdrawal adjustment for each
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withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(2)	If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)
In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will restart the 10-year waiting period. In addition, we may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
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The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”) If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination
Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after
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120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will continue to apply.
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the GMIB Plus II Rider. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the GMIB Plus II rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. The GMIB payout rates are enhanced under the following circumstances. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
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•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:
•	you take no withdrawals prior to age 60;
•	your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Plus II Rider. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
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When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will continue to apply.
For contracts issued with the GMIB Plus II rider from February 24, 2009 through May 1, 2009, the following differences apply:
(1)	The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
(2)	If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.
(3)	The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(4)	Different investment allocation restrictions apply. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
(5)	If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
(6)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(7)	The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
For contracts issued with the GMIB Plus II rider on or before February 23, 2009, differences (1) through (5) above apply, and the following replaces differences (6) and (7):
(6)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(7)	The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
(See Appendix D for examples illustrating the operation of the GMIB Plus II.)
Description of GMIB Plus I
In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary,
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provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:
(1)    The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter.
(2)    An “Optional Step-Up” under the GMIB Plus II rider is referred to as an “Optional Reset” under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.
(3)    If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
(4)    The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.
(5)    We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.
(6)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(7)    Termination provision g) above does not apply, and the following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
and the following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(8)    The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(9)    If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
(10)  If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation
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Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Aggregate Bond Index Portfolio
(p)	the MetLife Multi-Index Targeted Risk Portfolio
(q)	the PanAgora Global Diversified Risk Portfolio
(r)	the Schroders Global Multi-Asset Portfolio
(s)	the SSGA Growth and Income ETF Portfolio
(t)	the SSGA Growth ETF Portfolio
(u)	the Western Asset Management Government Income Portfolio
If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
For contracts issued before July 16, 2007, the enhanced GMIB payout rates described in item (9) above will not be applied.
For contracts issued before February 26, 2007, we offered a version of the GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
For contracts issued before February 27, 2006, you may elect an Optional Reset under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
Description of GMIB II
In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
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GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:
(1)    The rider charge for GMIB II is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:
a.    the annual increase rate is 5% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter, and
b.    the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
(13)    Subsequent Purchase Payments are not currently restricted under the GMIB II rider.
(See Appendix D for examples illustrating the operation of GMIB II.)
Description of GMIB I
In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.
GMIB I is identical to GMIB II, with the following exceptions:
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(1)    The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:
a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;
b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner’s 81st birthday and 0% thereafter; and
c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(2)    The following replaces termination provision d), above:
Death of the Owner or death of the Annuitant if a non-natural person owns the contract.
(3)    If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See “Death Benefit — General Death Benefit Provisions.”) In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I
(LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base (as described below) under the Enhanced GWB and GWB I, and the Remaining
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Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the guaranteed withdrawal benefit riders guarantee that you or your Beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the initial Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders. This reduction may be significant and means that return of your Purchase Payments may be lost. The rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first three years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base for the Enhanced GWB and GWB I or the Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders at the time of the withdrawal, if the Benefit Base or Remaining Guaranteed Withdrawal Amount is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.
(See Appendix E for examples of the GWB riders.)
Description of the Lifetime Withdrawal Guarantee II
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total
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Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
7.25% Compounding Income Amount. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Automatic Annual Step-Up. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and
•	may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the
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current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
For contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated
(for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected,
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and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation). Therefore, you will be guaranteed income for life.
•	If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount once you make your second withdrawal. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total
Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, “A. Lifetime Withdrawal Guarantee – 2. When Withdrawals Do Exceed the Annual Benefit
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Payment – a. Lifetime Withdrawal Guarantee II – Proportionate Reduction.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II,
Lifetime Withdrawal Guarantee II, and EDB I” above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the LWG II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Joint Life Version. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See “Automatic Annual Step-Up” above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1⁄2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see “Annual Benefit Payment” above).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
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For contracts issued on or before February 23, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal
Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or
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(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account
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Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the
Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining
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Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Aggregate Bond Index Portfolio
(p)	the MetLife Multi-Index Targeted Risk Portfolio
(q)	the PanAgora Global Diversified Risk Portfolio
(r)	the Schroders Global Multi-Asset Portfolio
(s)	the SSGA Growth and Income ETF Portfolio
(t)	the SSGA Growth ETF Portfolio
(u)	the Western Asset Management Government Income Portfolio
You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Description of the Enhanced Guaranteed Withdrawal Benefit
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still
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guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;
•	Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus Amount;
•	Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and
•	If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.
(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born or or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your
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Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.
An Optional Reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;
•	Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
•	Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.
You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).
We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.
If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.
In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)
It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller
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than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.
Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
For contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.
Cancellation of the Enhanced GWB Rider. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.
Termination of the Enhanced GWB Rider. The Enhanced GWB rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;
(5)    a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);
(6)    the effective date of cancellation of the rider; or
(7)    the termination of your contract.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then
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come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Enhanced GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, our current established administrative procedures, and applicable state law). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However,
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if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.
Description of the Guaranteed Withdrawal Benefit I
The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.
By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GWB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Guaranteed Minimum Accumulation Benefit
The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the “Rider Maturity Date”). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.
If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios (see the “Original
Investment Portfolios” in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:
Original Investment Portfolio	Guaranteed Amount (% of Purchase Payments)	Years to Rider Maturity Date
MetLife Defensive Strategy Portfolio(1)	130%	10 years
MetLife Moderate Strategy Portfolio(2)	120%	10 years
MetLife Balanced Strategy Portfolio(3)	110%	10 years

(1)    Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(2)    Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(3)    Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.
The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.
Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American
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Funds® Moderate Allocation Portfolio of Brighthouse Funds Trust I.
For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the “Investment Portfolio Fees and Expenses” section and Appendix B of this prospectus.
This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.
Benefit Description. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the “GMAB Eligibility Period”), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the “Guaranteed Accumulation Amount.” The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.
Example:
Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.
At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the “Guaranteed Accumulation Payment.”) The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).
If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.
If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed
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Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.
Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.
Example:
Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).
In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the
GMAB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Rider Termination. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.
Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
Cancellation. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GMAB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the
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Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit — Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined,
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we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix F for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.
If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date.”
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the
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effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix F for examples of the Annual Step-Up death benefit rider.)
Optional Death Benefit — Enhanced Death
Benefit I
In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the “Guaranteed Minimum Death Benefit” or GMDB.
If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the Death Benefit Base.
The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.
The Death Benefit Base is the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary,
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the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner’s 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.
For contracts issued based on applications and necessary information received in Good Order at our Annuity Service Center on or before May 1, 2009, we offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see “Purchase — Investment Allocation Restrictions for Certain Riders”); and (c) different rider charges apply (see “Expenses — Death Benefit Rider Charges”).
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Optional Step-Up. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(a)    Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and
(b)    May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.
When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:
1)    a one time Optional Step-Up at any contract anniversary; or
2)    Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future
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Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.
You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.
Investment Allocation Restrictions. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”) If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Termination of the Enhanced Death Benefit I. The Enhanced Death Benefit I will terminate upon the earliest of:
a)    The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);
b)    The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;
c)    The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);
d)    A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
e)    The date you assign your contract (a pro rata portion of the rider charge will be assessed);
f)    The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
g)    Termination of the contract to which this rider is attached.
Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code of 1986, as amended (“Code”) to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
The EDB I Rider and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts
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purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions; or
(2)    Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.
If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.
(See Appendix F for examples of the Enhanced Death Benefit I.)
Optional Death Benefit — Compounded-Plus
In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:
(a)    for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and
(b)    for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).
(See Appendix F for examples of the Compounded-Plus death benefit rider.)
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Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details). The Earnings Preservation Benefit is not available in Washington.
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage”(determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit under your contract; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage”(determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.

Issue Age	Benefit Percentage
Ages 69 or younger	40%
Ages 70-79	25%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
(See Appendix F for examples of the Earnings Preservation Benefit rider.)
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
Please check with your financial representative regarding the availability of the following in your state.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in
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which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
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Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the
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2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may
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require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion
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ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
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You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
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Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
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Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
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20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
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Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
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(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years
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beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
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Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code
Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
BLIC
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company
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(MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling
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firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
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Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the
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requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19
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pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
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Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
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APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed
Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.137177	10.427165	0.0000
01/01/2013 to 12/31/2013	10.427165	11.337229	0.0000
01/01/2014 to 12/31/2014	11.337229	11.905492	0.0000
01/01/2015 to 12/31/2015	11.905492	11.713876	0.0000
01/01/2016 to 12/31/2016	11.713876	11.871062	0.0000
01/01/2017 to 12/31/2017	11.871062	13.195047	0.0000
01/01/2018 to 12/31/2018	13.195047	12.006747	0.0000
01/01/2019 to 12/31/2019	12.006747	13.868456	0.0000
01/01/2020 to 12/31/2020	13.868456	14.391518	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.679446	9.267807	39,385.4886
01/01/2012 to 12/31/2012	9.267807	10.291548	39,903.6892
01/01/2013 to 12/31/2013	10.291548	11.933413	44,394.2386
01/01/2014 to 12/31/2014	11.933413	12.379902	44,374.8707
01/01/2015 to 12/31/2015	12.379902	12.025044	43,859.7413
01/01/2016 to 12/31/2016	12.025044	12.682100	42,490.2047
01/01/2017 to 12/31/2017	12.682100	14.498349	40,398.3677
01/01/2018 to 12/31/2018	14.498349	13.569653	39,082.6780
01/01/2019 to 12/31/2019	13.569653	15.866417	32,881.3186
01/01/2020 to 12/31/2020	15.866417	17.936772	31,537.8150
A-1

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.206817	8.580581	3,028.8035
01/01/2012 to 12/31/2012	8.580581	9.749123	3,350.6089
01/01/2013 to 12/31/2013	9.749123	11.931630	15,052.6034
01/01/2014 to 12/31/2014	11.931630	12.417566	15,990.4103
01/01/2015 to 12/31/2015	12.417566	12.055523	17,324.2427
01/01/2016 to 12/31/2016	12.055523	12.849736	11,445.7921
01/01/2017 to 12/31/2017	12.849736	15.254390	25,331.2969
01/01/2018 to 12/31/2018	15.254390	14.059773	22,744.1679
01/01/2019 to 12/31/2019	14.059773	17.004760	14,445.2756
01/01/2020 to 12/31/2020	17.004760	19.449173	7,174.4031
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.008354	8.407199	11,170.2372
01/01/2012 to 12/31/2012	8.407199	9.655225	31,324.6910
01/01/2013 to 12/31/2013	9.655225	12.258496	41,830.7253
01/01/2014 to 12/31/2014	12.258496	12.973106	37,421.9862
01/01/2015 to 12/31/2015	12.973106	13.514614	16,581.1903
01/01/2016 to 12/31/2016	13.514614	14.423545	18,513.0850
01/01/2017 to 12/31/2017	14.423545	18.047748	17,860.0978
01/01/2018 to 12/31/2018	18.047748	17.564723	17,194.4108
01/01/2019 to 12/31/2019	17.564723	22.395382	16,763.6539
01/01/2020 to 12/31/2020	22.395382	33.218664	16,184.4260
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.919631	9.722805	62,866.3212
01/01/2012 to 12/31/2012	9.722805	10.540983	55,015.4326
01/01/2013 to 12/31/2013	10.540983	11.705836	51,475.9489
01/01/2014 to 12/31/2014	11.705836	12.149013	51,496.8048
01/01/2015 to 12/31/2015	12.149013	11.798346	51,049.2059
01/01/2016 to 12/31/2016	11.798346	12.351057	48,800.1324
01/01/2017 to 12/31/2017	12.351057	13.649611	45,924.8714
01/01/2018 to 12/31/2018	13.649611	12.894996	38,997.1081
01/01/2019 to 12/31/2019	12.894996	14.652485	36,917.7176
01/01/2020 to 12/31/2020	14.652485	16.194835	58,147.4667
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.061450	11.404244	1,312.2657
01/01/2013 to 12/31/2013	11.404244	10.777728	1,232.3836
01/01/2014 to 12/31/2014	10.777728	10.964671	1,232.3836
01/01/2015 to 12/31/2015	10.964671	9.699167	1,232.3836
01/01/2016 to 12/31/2016	9.699167	10.338376	1,232.3836
01/01/2017 to 12/31/2017	10.338376	11.105457	713.0831
01/01/2018 to 12/31/2018	11.105457	10.172823	0.0000
01/01/2019 to 12/31/2019	10.172823	11.933579	0.0000
01/01/2020 to 12/31/2020	11.933579	12.026266	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.894088	10.159794	0.0000
01/01/2013 to 12/31/2013	10.159794	10.963277	8,606.6918
01/01/2014 to 12/31/2014	10.963277	11.359176	7,890.3923
01/01/2015 to 12/31/2015	11.359176	11.099891	0.0000
01/01/2016 to 12/31/2016	11.099891	11.339552	0.0000
01/01/2017 to 12/31/2017	11.339552	12.569868	0.0000
01/01/2018 to 12/31/2018	12.569868	11.411538	0.0000
01/01/2019 to 12/31/2019	11.411538	13.465731	0.0000
01/01/2020 to 12/31/2020	13.465731	13.739749	0.0000
A-2

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.513704	18.536366	4,604.7618
01/01/2012 to 12/31/2012	18.536366	21.130475	391.4248
01/01/2013 to 12/31/2013	21.130475	22.599990	2,349.8603
01/01/2014 to 12/31/2014	22.599990	22.836747	3,297.5201
01/01/2015 to 12/31/2015	22.836747	21.435628	3,076.9504
01/01/2016 to 12/31/2016	21.435628	23.900382	3,062.1514
01/01/2017 to 12/31/2017	23.900382	25.196074	2,406.4698
01/01/2018 to 12/31/2018	25.196074	23.936656	1,975.9781
01/01/2019 to 12/31/2019	23.936656	26.893845	1,855.2088
01/01/2020 to 12/31/2020	26.893845	28.281793	1,766.9036
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.045619	10.181589	204,771.2097
01/01/2012 to 12/31/2012	10.181589	11.626269	202,553.9723
01/01/2013 to 12/31/2013	11.626269	14.729326	176,731.3417
01/01/2014 to 12/31/2014	14.729326	15.142002	151,944.9075
01/01/2015 to 12/31/2015	15.142002	14.514996	120,856.5084
01/01/2016 to 12/31/2016	14.514996	15.474008	140,493.3008
01/01/2017 to 12/31/2017	15.474008	18.610199	138,924.8787
01/01/2018 to 12/31/2018	18.610199	16.370738	135,892.3888
01/01/2019 to 12/31/2019	16.370738	20.415601	78,415.6332
01/01/2020 to 12/31/2020	20.415601	23.747125	52,410.9063
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.920830	10.325525	0.0000
01/01/2013 to 12/31/2013	10.325525	11.551525	40,958.4756
01/01/2014 to 12/31/2014	11.551525	12.390449	95,880.8118
01/01/2015 to 12/31/2015	12.390449	11.625355	87,628.9097
01/01/2016 to 12/31/2016	11.625355	12.323716	104,890.3718
01/01/2017 to 12/31/2017	12.323716	14.266596	62,690.7698
01/01/2018 to 12/31/2018	14.266596	12.927021	64,130.6948
01/01/2019 to 12/31/2019	12.927021	15.625816	57,918.5117
01/01/2020 to 12/31/2020	15.625816	17.198845	41,664.5467
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.692458	14.862668	32,276.3591
01/01/2012 to 12/31/2012	14.862668	17.152563	27,381.5469
01/01/2013 to 12/31/2013	17.152563	22.223982	26,640.7679
01/01/2014 to 12/31/2014	22.223982	22.113274	25,889.0454
01/01/2015 to 12/31/2015	22.113274	20.462031	24,545.7351
01/01/2016 to 12/31/2016	20.462031	26.273290	22,757.4339
01/01/2017 to 12/31/2017	26.273290	28.710291	19,494.8603
01/01/2018 to 12/31/2018	28.710291	23.803960	15,561.2155
01/01/2019 to 12/31/2019	23.803960	29.987046	15,278.8840
01/01/2020 to 12/31/2020	29.987046	29.164808	15,696.6626
A-3

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.111688	9.632356	12,706.3741
01/01/2012 to 12/31/2012	9.632356	11.202058	5,233.0485
01/01/2013 to 12/31/2013	11.202058	10.412422	16,522.0012
01/01/2014 to 12/31/2014	10.412422	9.521556	16,226.3419
01/01/2015 to 12/31/2015	9.521556	8.027666	15,025.3755
01/01/2016 to 12/31/2016	8.027666	8.756263	14,570.5615
01/01/2017 to 12/31/2017	8.756263	10.993013	11,496.5048
01/01/2018 to 12/31/2018	10.993013	9.227523	7,918.1306
01/01/2019 to 12/31/2019	9.227523	10.899730	7,636.1789
01/01/2020 to 12/31/2020	10.899730	13.572490	7,123.0665
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.167529	10.146507	0.0000
01/01/2012 to 12/31/2012	10.146507	10.652134	0.0000
01/01/2013 to 12/31/2013	10.652134	10.820093	6,412.6249
01/01/2014 to 12/31/2014	10.820093	10.662557	6,648.4053
01/01/2015 to 12/31/2015	10.662557	10.343429	6,584.4745
01/01/2016 to 12/31/2016	10.343429	11.056231	6,514.8578
01/01/2017 to 12/31/2017	11.056231	11.214053	8,971.1745
01/01/2018 to 12/31/2018	11.214053	11.002770	8,892.8857
01/01/2019 to 12/31/2019	11.002770	11.519814	8,035.9096
01/01/2020 to 12/31/2020	11.519814	11.500831	7,354.0521
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.986988	9.714258	0.0000
01/01/2012 to 12/31/2012	9.714258	9.919665	12,933.1575
01/01/2013 to 12/31/2013	9.919665	9.816446	25,528.6290
01/01/2014 to 12/31/2014	9.816446	9.704415	24,486.4556
01/01/2015 to 12/31/2015	9.704415	9.434146	28,124.5028
01/01/2016 to 12/31/2016	9.434146	9.518043	24,425.7629
01/01/2017 to 12/31/2017	9.518043	9.435484	28,397.5628
01/01/2018 to 12/31/2018	9.435484	9.269343	28,217.5148
01/01/2019 to 12/31/2019	9.269343	9.488021	27,502.4605
01/01/2020 to 12/31/2020	9.488021	9.478072	26,873.8860
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.039017	11.738652	0.0000
01/01/2012 to 12/31/2012	11.738652	13.122429	0.0000
01/01/2013 to 12/31/2013	13.122429	12.970052	0.0000
01/01/2014 to 12/31/2014	12.970052	12.832512	0.0000
01/01/2015 to 12/31/2015	12.832512	12.031019	0.0000
01/01/2016 to 12/31/2016	12.031019	11.872160	0.0000
01/01/2017 to 12/31/2017	11.872160	11.630756	0.0000
01/01/2018 to 12/31/2018	11.630756	11.490410	0.0000
01/01/2019 to 12/31/2019	11.490410	11.371618	0.0000
01/01/2020 to 12/31/2020	11.371618	10.466386	0.0000
A-4

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.520294	12.487734	31,116.9594
01/01/2012 to 12/31/2012	12.487734	15.389257	31,272.9932
01/01/2013 to 12/31/2013	15.389257	15.588127	35,348.7421
01/01/2014 to 12/31/2014	15.588127	17.272118	31,356.6906
01/01/2015 to 12/31/2015	17.272118	16.659426	30,084.5893
01/01/2016 to 12/31/2016	16.659426	16.439431	29,147.6801
01/01/2017 to 12/31/2017	16.439431	17.810856	28,287.6420
01/01/2018 to 12/31/2018	17.810856	15.914872	27,470.3549
01/01/2019 to 12/31/2019	15.914872	19.431257	27,002.6484
01/01/2020 to 12/31/2020	19.431257	18.053519	27,163.3312
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.762814	15.738457	35,944.7791
01/01/2012 to 12/31/2012	15.738457	19.897599	28,135.6916
01/01/2013 to 12/31/2013	19.897599	25.399575	28,968.9927
01/01/2014 to 12/31/2014	25.399575	23.408161	27,096.3802
01/01/2015 to 12/31/2015	23.408161	21.863195	26,215.5166
01/01/2016 to 12/31/2016	21.863195	23.136460	25,822.9621
01/01/2017 to 12/31/2017	23.136460	29.521880	22,939.2626
01/01/2018 to 12/31/2018	29.521880	21.953280	20,805.7185
01/01/2019 to 12/31/2019	21.953280	26.741163	21,499.8988
01/01/2020 to 12/31/2020	26.741163	27.496495	21,384.6540
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010580	1.042242	310,133.8216
01/01/2013 to 12/31/2013	1.042242	1.038538	32,930.1252
01/01/2014 to 12/31/2014	1.038538	1.072636	31,449.1248
01/01/2015 to 12/31/2015	1.072636	1.005168	0.0000
01/01/2016 to 12/31/2016	1.005168	1.098508	0.0000
01/01/2017 to 12/31/2017	1.098508	1.182144	0.0000
01/01/2018 to 12/31/2018	1.182144	1.081869	0.0000
01/01/2019 to 12/31/2019	1.081869	1.220041	0.0000
01/01/2020 to 12/31/2020	1.220041	1.314397	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.839688	9.483231	7,146.3914
01/01/2012 to 12/31/2012	9.483231	10.985717	10,738.8209
01/01/2013 to 12/31/2013	10.985717	14.549885	18,386.6525
01/01/2014 to 12/31/2014	14.549885	15.558707	18,375.6213
01/01/2015 to 12/31/2015	15.558707	14.311294	17,621.9386
01/01/2016 to 12/31/2016	14.311294	16.421591	17,377.6227
01/01/2017 to 12/31/2017	16.421591	18.960390	12,392.0553
01/01/2018 to 12/31/2018	18.960390	16.291216	6,757.6350
01/01/2019 to 12/31/2019	16.291216	19.913904	6,787.6523
01/01/2020 to 12/31/2020	19.913904	19.380758	6,812.5182
A-5

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.956905	14.473874	13,883.9484
01/01/2012 to 12/31/2012	14.473874	16.738361	13,310.2012
01/01/2013 to 12/31/2013	16.738361	22.952888	13,056.0525
01/01/2014 to 12/31/2014	22.952888	24.229663	12,586.6309
01/01/2015 to 12/31/2015	24.229663	23.297109	12,566.6517
01/01/2016 to 12/31/2016	23.297109	25.396176	11,728.3706
01/01/2017 to 12/31/2017	25.396176	31.139063	9,129.9444
01/01/2018 to 12/31/2018	31.139063	27.701777	7,509.7099
01/01/2019 to 12/31/2019	27.701777	33.713586	7,041.2782
01/01/2020 to 12/31/2020	33.713586	51.698463	6,205.3732
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.791288	10.209925	5,531.8898
01/01/2014 to 12/31/2014	10.209925	10.496346	5,531.8898
01/01/2015 to 12/31/2015	10.496346	10.317531	6,762.0101
01/01/2016 to 12/31/2016	10.317531	10.318093	6,749.7209
01/01/2017 to 12/31/2017	10.318093	10.428466	10,641.0235
01/01/2018 to 12/31/2018	10.428466	10.202509	10,482.2215
01/01/2019 to 12/31/2019	10.202509	10.800388	7,978.4048
01/01/2020 to 12/31/2020	10.800388	11.398588	7,931.3581
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.135640	10.489688	9,798.0645
01/01/2012 to 12/31/2012	10.489688	10.764647	5,531.8906
01/01/2013 to 04/26/2013	10.764647	10.736012	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012635	1.044277	358,103.7596
01/01/2013 to 12/31/2013	1.044277	1.133792	0.0000
01/01/2014 to 12/31/2014	1.133792	1.186490	0.0000
01/01/2015 to 12/31/2015	1.186490	1.171051	0.0000
01/01/2016 to 12/31/2016	1.171051	1.178825	0.0000
01/01/2017 to 12/31/2017	1.178825	1.345348	0.0000
01/01/2018 to 12/31/2018	1.345348	1.221323	49,904.1229
01/01/2019 to 12/31/2019	1.221323	1.396816	45,886.4695
01/01/2020 to 12/31/2020	1.396816	1.533397	42,265.7752
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996741	1.034678	0.0000
01/01/2015 to 12/31/2015	1.034678	1.002206	0.0000
01/01/2016 to 12/31/2016	1.002206	0.999957	0.0000
01/01/2017 to 12/31/2017	0.999957	1.129775	0.0000
01/01/2018 to 04/30/2018	1.129775	1.098891	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.564008	12.108903	1,791.0493
01/01/2012 to 12/31/2012	12.108903	13.849513	3,749.4724
01/01/2013 to 12/31/2013	13.849513	15.868774	3,842.4652
01/01/2014 to 12/31/2014	15.868774	16.061684	3,877.5231
01/01/2015 to 12/31/2015	16.061684	15.905055	2,959.6893
01/01/2016 to 12/31/2016	15.905055	16.302253	2,956.2620
01/01/2017 to 12/31/2017	16.302253	19.611836	2,953.0202
01/01/2018 to 12/31/2018	19.611836	18.149134	2,450.8332
01/01/2019 to 12/31/2019	18.149134	22.641154	2,450.8332
01/01/2020 to 12/31/2020	22.641154	25.422410	2,450.8332
A-6

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.105657	7.177090	14,483.6250
01/01/2012 to 12/31/2012	7.177090	8.319389	13,864.0230
01/01/2013 to 12/31/2013	8.319389	11.849741	19,746.3935
01/01/2014 to 12/31/2014	11.849741	13.781969	21,210.2357
01/01/2015 to 12/31/2015	13.781969	12.937806	38,925.4552
01/01/2016 to 12/31/2016	12.937806	12.995520	14,634.2086
01/01/2017 to 12/31/2017	12.995520	15.053926	17,649.0934
01/01/2018 to 12/31/2018	15.053926	13.685175	16,567.7327
01/01/2019 to 12/31/2019	13.685175	16.542688	16,091.8200
01/01/2020 to 12/31/2020	16.542688	21.397271	12,006.7335
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	123.492816	111.695374	0.0000
01/01/2012 to 12/31/2012	111.695374	133.852189	26.3620
01/01/2013 to 12/31/2013	133.852189	168.632516	98.1600
01/01/2014 to 04/25/2014	168.632516	175.156313	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.406271	6.794109	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.755316	11.185657	0.0000
01/01/2014 to 12/31/2014	11.185657	11.955623	0.0000
01/01/2015 to 12/31/2015	11.955623	11.553721	0.0000
01/01/2016 to 12/31/2016	11.553721	11.795271	0.0000
01/01/2017 to 12/31/2017	11.795271	13.332965	8,816.4174
01/01/2018 to 12/31/2018	13.332965	12.104166	5,001.8474
01/01/2019 to 12/31/2019	12.104166	14.411557	4,599.1615
01/01/2020 to 12/31/2020	14.411557	15.021634	4,236.2633
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.643664	11.917182	21,152.8980
01/01/2012 to 12/31/2012	11.917182	13.604147	19,738.5867
01/01/2013 to 12/31/2013	13.604147	15.871003	18,431.0029
01/01/2014 to 12/31/2014	15.871003	14.446613	16,951.5752
01/01/2015 to 12/31/2015	14.446613	13.881520	19,118.5393
01/01/2016 to 12/31/2016	13.881520	13.460577	18,352.6682
01/01/2017 to 12/31/2017	13.460577	16.876169	13,736.8572
01/01/2018 to 12/31/2018	16.876169	14.196469	11,341.1980
01/01/2019 to 12/31/2019	14.196469	17.819782	9,700.7058
01/01/2020 to 12/31/2020	17.819782	19.699949	8,977.0956
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999699	1.029884	0.0000
01/01/2015 to 12/31/2015	1.029884	0.952289	0.0000
01/01/2016 to 12/31/2016	0.952289	1.035192	0.0000
01/01/2017 to 12/31/2017	1.035192	1.140312	0.0000
01/01/2018 to 12/31/2018	1.140312	1.030681	0.0000
01/01/2019 to 12/31/2019	1.030681	1.230015	0.0000
01/01/2020 to 12/31/2020	1.230015	1.345736	0.0000
A-7

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.955862	14.086822	48,518.2876
01/01/2012 to 12/31/2012	14.086822	15.036974	39,523.4351
01/01/2013 to 12/31/2013	15.036974	13.345355	32,698.0802
01/01/2014 to 12/31/2014	13.345355	13.432653	26,895.3101
01/01/2015 to 12/31/2015	13.432653	12.731644	27,051.6710
01/01/2016 to 12/31/2016	12.731644	13.075339	25,017.7412
01/01/2017 to 12/31/2017	13.075339	13.235169	20,817.3925
01/01/2018 to 12/31/2018	13.235169	12.633722	14,934.0908
01/01/2019 to 12/31/2019	12.633722	13.380958	14,298.3246
01/01/2020 to 12/31/2020	13.380958	14.599838	13,372.3701
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.405575	15.548946	53,642.0033
01/01/2012 to 12/31/2012	15.548946	16.618896	55,099.4435
01/01/2013 to 12/31/2013	16.618896	15.945861	55,477.4702
01/01/2014 to 12/31/2014	15.945861	16.252771	49,820.3159
01/01/2015 to 12/31/2015	16.252771	15.899898	42,328.6987
01/01/2016 to 12/31/2016	15.899898	15.959846	39,494.6162
01/01/2017 to 12/31/2017	15.959846	16.316216	37,844.6620
01/01/2018 to 12/31/2018	16.316216	15.922565	35,965.8685
01/01/2019 to 12/31/2019	15.922565	16.894134	35,324.7640
01/01/2020 to 12/31/2020	16.894134	17.932476	34,973.2529
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.213865	10.693058	44,187.3798
01/01/2014 to 12/31/2014	10.693058	11.364266	86,590.5996
01/01/2015 to 12/31/2015	11.364266	10.977845	82,378.7102
01/01/2016 to 12/31/2016	10.977845	11.229308	81,810.9186
01/01/2017 to 12/31/2017	11.229308	12.795187	30,249.5602
01/01/2018 to 04/30/2018	12.795187	12.205635	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010613	1.062291	0.0000
01/01/2013 to 12/31/2013	1.062291	1.144248	13,951.0865
01/01/2014 to 12/31/2014	1.144248	1.205978	13,951.0865
01/01/2015 to 12/31/2015	1.205978	1.169364	13,951.0865
01/01/2016 to 12/31/2016	1.169364	1.208588	13,951.0865
01/01/2017 to 12/31/2017	1.208588	1.351394	100,994.5017
01/01/2018 to 12/31/2018	1.351394	1.197254	136,601.9359
01/01/2019 to 12/31/2019	1.197254	1.422925	128,273.7652
01/01/2020 to 12/31/2020	1.422925	1.421213	120,867.0634
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.201756	11.074793	16,430.8271
01/01/2012 to 12/31/2012	11.074793	12.224092	6,050.8047
01/01/2013 to 12/31/2013	12.224092	13.504487	11,265.8280
01/01/2014 to 12/31/2014	13.504487	13.978411	11,232.6790
01/01/2015 to 12/31/2015	13.978411	13.405758	11,196.6169
01/01/2016 to 12/31/2016	13.405758	13.872604	11,161.2381
01/01/2017 to 12/31/2017	13.872604	15.724032	11,127.3790
01/01/2018 to 12/31/2018	15.724032	14.377205	11,093.4009
01/01/2019 to 12/31/2019	14.377205	16.822310	11,057.7653
01/01/2020 to 12/31/2020	16.822310	18.072427	10,239.9113
A-8

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.797232	10.337860	0.0000
01/01/2012 to 12/31/2012	10.337860	11.631841	3,257.4388
01/01/2013 to 12/31/2013	11.631841	13.435197	3,257.4388
01/01/2014 to 12/31/2014	13.435197	13.849790	0.0000
01/01/2015 to 12/31/2015	13.849790	13.235272	315.1218
01/01/2016 to 12/31/2016	13.235272	13.838014	312.2851
01/01/2017 to 12/31/2017	13.838014	16.196116	309.6699
01/01/2018 to 12/31/2018	16.196116	14.455992	307.2363
01/01/2019 to 12/31/2019	14.455992	17.315287	304.6667
01/01/2020 to 12/31/2020	17.315287	18.758140	302.3192
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.104835	43.294716	28,155.3213
01/01/2012 to 12/31/2012	43.294716	49.961415	24,817.3057
01/01/2013 to 12/31/2013	49.961415	65.382408	22,327.6859
01/01/2014 to 12/31/2014	65.382408	72.453948	21,145.0617
01/01/2015 to 12/31/2015	72.453948	68.335562	18,685.7773
01/01/2016 to 12/31/2016	68.335562	77.506999	18,309.9455
01/01/2017 to 12/31/2017	77.506999	88.676616	16,682.5482
01/01/2018 to 12/31/2018	88.676616	78.792132	14,636.9009
01/01/2019 to 12/31/2019	78.792132	97.516188	14,084.0613
01/01/2020 to 12/31/2020	97.516188	98.125487	13,971.2340
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.856625	9.483678	34,716.9043
01/01/2012 to 12/31/2012	9.483678	10.545524	26,866.2455
01/01/2013 to 12/31/2013	10.545524	14.089700	25,194.7129
01/01/2014 to 12/31/2014	14.089700	15.543858	25,554.9481
01/01/2015 to 12/31/2015	15.543858	16.220374	16,636.0829
01/01/2016 to 12/31/2016	16.220374	16.853696	15,748.1748
01/01/2017 to 12/31/2017	16.853696	20.567783	19,099.9418
01/01/2018 to 12/31/2018	20.567783	19.676839	15,252.8828
01/01/2019 to 12/31/2019	19.676839	25.228930	14,030.8420
01/01/2020 to 12/31/2020	25.228930	30.580926	10,567.2136
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.028309	21.695017	0.0000
01/01/2012 to 12/31/2012	21.695017	24.339394	1,337.3265
01/01/2013 to 12/31/2013	24.339394	31.025597	9,358.9204
01/01/2014 to 12/31/2014	31.025597	33.277255	9,429.0108
01/01/2015 to 12/31/2015	33.277255	29.629267	9,075.5451
01/01/2016 to 12/31/2016	29.629267	33.478346	8,289.6652
01/01/2017 to 12/31/2017	33.478346	35.855170	8,102.0818
01/01/2018 to 12/31/2018	35.855170	31.511823	7,762.4117
01/01/2019 to 12/31/2019	31.511823	39.761207	4,417.6579
01/01/2020 to 12/31/2020	39.761207	41.864813	4,351.2788
A-9

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.715813	13.490166	27,273.5670
01/01/2012 to 12/31/2012	13.490166	15.585846	21,984.7226
01/01/2013 to 12/31/2013	15.585846	20.224987	19,202.9757
01/01/2014 to 12/31/2014	20.224987	22.402232	18,600.6441
01/01/2015 to 12/31/2015	22.402232	19.916284	16,442.4854
01/01/2016 to 12/31/2016	19.916284	22.051428	16,060.7329
01/01/2017 to 12/31/2017	22.051428	23.900700	15,460.7178
01/01/2018 to 12/31/2018	23.900700	20.270458	9,272.2239
01/01/2019 to 12/31/2019	20.270458	26.875269	8,930.4532
01/01/2020 to 12/31/2020	26.875269	27.002530	8,952.5153
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.686059	10.793183	0.0000
01/01/2013 to 12/31/2013	10.793183	10.081120	0.0000
01/01/2014 to 12/31/2014	10.081120	10.606986	0.0000
01/01/2015 to 12/31/2015	10.606986	10.420799	0.0000
01/01/2016 to 12/31/2016	10.420799	10.328333	0.0000
01/01/2017 to 12/31/2017	10.328333	10.366897	0.0000
01/01/2018 to 12/31/2018	10.366897	10.133502	0.0000
01/01/2019 to 12/31/2019	10.133502	10.655848	0.0000
01/01/2020 to 12/31/2020	10.655848	11.223586	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.795602	9.600403	1,752.7741
01/01/2014 to 12/31/2014	9.600403	9.077477	1,750.3924
01/01/2015 to 12/31/2015	9.077477	8.687212	1,748.0600
01/01/2016 to 12/31/2016	8.687212	8.927415	1,745.5231
01/01/2017 to 12/31/2017	8.927415	11.780967	1,743.2366
01/01/2018 to 12/31/2018	11.780967	9.542069	1,741.1417
01/01/2019 to 12/31/2019	9.542069	12.359440	1,738.9657
01/01/2020 to 12/31/2020	12.359440	15.264625	1,736.7803
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.781125	7.363178	1,759.1297
01/01/2012 to 12/31/2012	7.363178	8.458381	1,755.6486
01/01/2013 to 04/26/2013	8.458381	8.750241	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.949497	9.733572	81,154.1241
01/01/2012 to 12/31/2012	9.733572	9.520611	77,694.4064
01/01/2013 to 12/31/2013	9.520611	9.313433	65,947.6557
01/01/2014 to 12/31/2014	9.313433	9.110763	44,319.0495
01/01/2015 to 12/31/2015	9.110763	8.912503	40,698.5913
01/01/2016 to 12/31/2016	8.912503	8.728335	26,822.5936
01/01/2017 to 12/31/2017	8.728335	8.593106	33,118.6151
01/01/2018 to 12/31/2018	8.593106	8.535292	32,137.6319
01/01/2019 to 12/31/2019	8.535292	8.506379	30,458.2989
01/01/2020 to 12/31/2020	8.506379	8.336760	12,768.9457
A-10

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.038480	13.224989	0.0000
01/01/2015 to 12/31/2015	13.224989	12.861441	0.0000
01/01/2016 to 12/31/2016	12.861441	13.151543	0.0000
01/01/2017 to 12/31/2017	13.151543	13.758087	0.0000
01/01/2018 to 12/31/2018	13.758087	13.105689	0.0000
01/01/2019 to 12/31/2019	13.105689	14.325190	0.0000
01/01/2020 to 12/31/2020	14.325190	15.346251	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.505777	11.455793	544,388.1240
01/01/2012 to 12/31/2012	11.455793	12.427921	593,237.2670
01/01/2013 to 12/31/2013	12.427921	13.261351	507,401.8251
01/01/2014 to 04/25/2014	13.261351	13.336793	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.567354	11.302961	829,629.0217
01/01/2012 to 12/31/2012	11.302961	12.426058	778,163.8063
01/01/2013 to 12/31/2013	12.426058	13.884938	678,735.8806
01/01/2014 to 04/25/2014	13.884938	13.911303	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.334382	13.633504	947,265.2610
01/01/2015 to 12/31/2015	13.633504	13.193662	968,895.3700
01/01/2016 to 12/31/2016	13.193662	13.692308	897,840.8069
01/01/2017 to 12/31/2017	13.692308	14.820762	769,500.9051
01/01/2018 to 12/31/2018	14.820762	13.858474	718,731.9415
01/01/2019 to 12/31/2019	13.858474	15.671271	713,185.1536
01/01/2020 to 12/31/2020	15.671271	17.021453	678,437.8719
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.356297	10.920513	1,020,771.7699
01/01/2012 to 12/31/2012	10.920513	12.169778	1,010,832.8300
01/01/2013 to 12/31/2013	12.169778	14.216833	1,076,471.3386
01/01/2014 to 04/25/2014	14.216833	14.200961	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.198394	14.626900	1,059,169.5841
01/01/2015 to 12/31/2015	14.626900	14.127177	1,034,371.4286
01/01/2016 to 12/31/2016	14.127177	14.801720	980,131.0251
01/01/2017 to 12/31/2017	14.801720	16.613757	864,957.9653
01/01/2018 to 12/31/2018	16.613757	15.254929	826,200.5187
01/01/2019 to 12/31/2019	15.254929	17.821579	731,318.4573
01/01/2020 to 12/31/2020	17.821579	19.847294	623,672.4736
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.246887	10.576445	967,544.4004
01/01/2012 to 12/31/2012	10.576445	11.971431	841,179.1448
01/01/2013 to 12/31/2013	11.971431	14.745861	731,035.0865
01/01/2014 to 04/25/2014	14.745861	14.649286	0.0000
A-11

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.469607	9.100861	4,868.5751
01/01/2012 to 12/31/2012	9.100861	10.337166	5,181.4568
01/01/2013 to 04/26/2013	10.337166	11.100256	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.636277	15.164995	797,352.6315
01/01/2015 to 12/31/2015	15.164995	14.583335	627,997.6093
01/01/2016 to 12/31/2016	14.583335	15.427381	602,916.2889
01/01/2017 to 12/31/2017	15.427381	17.984665	584,080.7149
01/01/2018 to 12/31/2018	17.984665	16.164055	483,434.4245
01/01/2019 to 12/31/2019	16.164055	19.564317	436,595.6731
01/01/2020 to 12/31/2020	19.564317	22.313396	378,735.9501
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.045574	13.590610	23,186.1886
01/01/2012 to 12/31/2012	13.590610	14.832929	16,013.0969
01/01/2013 to 12/31/2013	14.832929	19.807895	18,363.9384
01/01/2014 to 12/31/2014	19.807895	19.701170	17,793.1269
01/01/2015 to 12/31/2015	19.701170	17.409710	16,756.9918
01/01/2016 to 12/31/2016	17.409710	20.888777	15,427.3288
01/01/2017 to 12/31/2017	20.888777	22.998051	12,091.5057
01/01/2018 to 12/31/2018	22.998051	19.476451	11,618.5441
01/01/2019 to 12/31/2019	19.476451	23.518415	11,669.4514
01/01/2020 to 12/31/2020	23.518415	24.381110	11,643.9882
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.947280	13.884521	0.0000
01/01/2012 to 12/31/2012	13.884521	16.012469	0.0000
01/01/2013 to 12/31/2013	16.012469	19.987824	1,625.4261
01/01/2014 to 12/31/2014	19.987824	18.243826	1,515.7004
01/01/2015 to 12/31/2015	18.243826	18.873924	1,339.9834
01/01/2016 to 12/31/2016	18.873924	19.538999	1,164.1076
01/01/2017 to 12/31/2017	19.538999	24.935135	646.5097
01/01/2018 to 12/31/2018	24.935135	19.374226	319.1572
01/01/2019 to 12/31/2019	19.374226	23.318385	244.0072
01/01/2020 to 12/31/2020	23.318385	24.814801	193.5101
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	43.530110	44.072539	0.0000
01/01/2017 to 12/31/2017	44.072539	51.226294	0.0000
01/01/2018 to 12/31/2018	51.226294	49.928464	0.0000
01/01/2019 to 12/31/2019	49.928464	63.809502	0.0000
01/01/2020 to 12/31/2020	63.809502	69.265486	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.400985	15.263076	0.0000
01/01/2012 to 12/31/2012	15.263076	16.478515	0.0000
01/01/2013 to 12/31/2013	16.478515	21.393518	482.9844
01/01/2014 to 12/31/2014	21.393518	23.215767	480.9074
01/01/2015 to 12/31/2015	23.215767	22.653643	478.6659
01/01/2016 to 04/29/2016	22.653643	22.735215	0.0000
A-12

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.097525	11.340196	66,830.8361
01/01/2012 to 12/31/2012	11.340196	12.501071	62,190.9412
01/01/2013 to 12/31/2013	12.501071	16.329410	59,749.1666
01/01/2014 to 12/31/2014	16.329410	17.642825	57,174.7358
01/01/2015 to 12/31/2015	17.642825	17.650102	53,538.8918
01/01/2016 to 12/31/2016	17.650102	18.500972	49,516.2457
01/01/2017 to 12/31/2017	18.500972	21.524003	46,709.8126
01/01/2018 to 12/31/2018	21.524003	21.000533	36,973.2418
01/01/2019 to 12/31/2019	21.000533	26.865180	34,017.0575
01/01/2020 to 12/31/2020	26.865180	29.190748	32,214.8902
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.977253	16.572768	7,362.2236
01/01/2014 to 12/31/2014	16.572768	17.975354	6,866.6890
01/01/2015 to 12/31/2015	17.975354	18.042115	6,566.5124
01/01/2016 to 12/31/2016	18.042115	18.559827	6,097.3842
01/01/2017 to 12/31/2017	18.559827	22.684737	4,122.8094
01/01/2018 to 12/31/2018	22.684737	20.878894	2,586.1994
01/01/2019 to 12/31/2019	20.878894	27.131735	2,437.6680
01/01/2020 to 12/31/2020	27.131735	34.869510	2,230.6339
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.745263	12.442863	9,262.3299
01/01/2012 to 12/31/2012	12.442863	12.903305	8,936.7100
01/01/2013 to 04/26/2013	12.903305	13.887887	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.581157	11.354781	22,340.0553
01/01/2012 to 12/31/2012	11.354781	12.834325	49,001.6804
01/01/2013 to 12/31/2013	12.834325	17.166925	46,407.6128
01/01/2014 to 12/31/2014	17.166925	18.261673	42,517.3188
01/01/2015 to 12/31/2015	18.261673	19.747127	39,943.1424
01/01/2016 to 12/31/2016	19.747127	19.292357	36,995.7411
01/01/2017 to 12/31/2017	19.292357	25.855131	32,115.5365
01/01/2018 to 12/31/2018	25.855131	25.318111	20,543.4640
01/01/2019 to 12/31/2019	25.318111	32.815397	19,570.2290
01/01/2020 to 12/31/2020	32.815397	50.196993	17,736.7993
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.723872	7.265988	2,641.0534
01/01/2012 to 12/31/2012	7.265988	8.007763	2,675.4595
01/01/2013 to 04/26/2013	8.007763	8.583807	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.908215	7.629672	44,178.6107
01/01/2012 to 04/27/2012	7.629672	8.561031	0.0000
A-13

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.107038	14.787710	7,952.2107
01/01/2012 to 12/31/2012	14.787710	14.982516	9,086.4566
01/01/2013 to 12/31/2013	14.982516	14.279748	8,376.9268
01/01/2014 to 12/31/2014	14.279748	14.731714	2,127.6167
01/01/2015 to 12/31/2015	14.731714	14.403020	1,589.0388
01/01/2016 to 12/31/2016	14.403020	14.383592	1,529.0294
01/01/2017 to 12/31/2017	14.383592	14.484816	6,902.0610
01/01/2018 to 12/31/2018	14.484816	14.098331	5,235.1334
01/01/2019 to 12/31/2019	14.098331	14.942193	4,761.7459
01/01/2020 to 12/31/2020	14.942193	15.623109	1,850.8046
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.768575	15.080638	6,423.8859
01/01/2012 to 12/31/2012	15.080638	17.297802	539.2783
01/01/2013 to 12/31/2013	17.297802	22.463866	269.8295
01/01/2014 to 12/31/2014	22.463866	23.999448	268.3670
01/01/2015 to 12/31/2015	23.999448	22.848584	266.9344
01/01/2016 to 12/31/2016	22.848584	26.840283	265.3764
01/01/2017 to 12/31/2017	26.840283	30.354969	1,311.4228
01/01/2018 to 12/31/2018	30.354969	26.256973	1,249.2585
01/01/2019 to 12/31/2019	26.256973	32.245661	1,213.5157
01/01/2020 to 12/31/2020	32.245661	35.664087	1,218.3040
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.466372	9.797929	0.0000
01/01/2012 to 12/31/2012	9.797929	11.302969	0.0000
01/01/2013 to 12/31/2013	11.302969	13.427394	0.0000
01/01/2014 to 12/31/2014	13.427394	12.303624	1,704.6984
01/01/2015 to 12/31/2015	12.303624	11.878077	1,693.6674
01/01/2016 to 12/31/2016	11.878077	11.732162	1,681.5539
01/01/2017 to 12/31/2017	11.732162	14.294745	1,670.3472
01/01/2018 to 12/31/2018	14.294745	12.007159	1,658.9448
01/01/2019 to 12/31/2019	12.007159	14.280378	1,646.9993
01/01/2020 to 12/31/2020	14.280378	15.018861	1,634.4099
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.942282	14.921040	276.7349
01/01/2012 to 12/31/2012	14.921040	16.921936	274.5744
01/01/2013 to 12/31/2013	16.921936	22.864437	3,089.9229
01/01/2014 to 12/31/2014	22.864437	23.424836	825.3591
01/01/2015 to 12/31/2015	23.424836	21.875506	821.3281
01/01/2016 to 12/31/2016	21.875506	25.877547	268.2876
01/01/2017 to 12/31/2017	25.877547	28.935967	1,331.7252
01/01/2018 to 12/31/2018	28.935967	25.130978	1,267.5697
01/01/2019 to 12/31/2019	25.130978	30.779993	1,289.5620
01/01/2020 to 12/31/2020	30.779993	35.907113	1,264.5287
A-14

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.219650	11.155496	49,903.5063
01/01/2012 to 12/31/2012	11.155496	12.595054	49,364.1211
01/01/2013 to 12/31/2013	12.595054	16.226720	50,031.0637
01/01/2014 to 12/31/2014	16.226720	17.952901	42,829.1774
01/01/2015 to 12/31/2015	17.952901	17.722634	40,052.6611
01/01/2016 to 12/31/2016	17.722634	19.310438	39,402.0539
01/01/2017 to 12/31/2017	19.310438	22.902561	48,731.9001
01/01/2018 to 12/31/2018	22.902561	21.319127	39,196.0279
01/01/2019 to 12/31/2019	21.319127	27.278876	37,862.1343
01/01/2020 to 12/31/2020	27.278876	31.440417	32,463.9298
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.219706	20.012069	3,331.8832
01/01/2014 to 12/31/2014	20.012069	21.644298	3,326.7520
01/01/2015 to 12/31/2015	21.644298	21.096122	4,582.8698
01/01/2016 to 12/31/2016	21.096122	23.546026	3,272.2601
01/01/2017 to 12/31/2017	23.546026	27.085285	5,134.1290
01/01/2018 to 12/31/2018	27.085285	23.779288	5,010.5937
01/01/2019 to 12/31/2019	23.779288	30.204567	4,108.2463
01/01/2020 to 12/31/2020	30.204567	30.625934	4,140.7256
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.709116	8.473386	0.0000
01/01/2012 to 12/31/2012	8.473386	9.441471	3,542.0567
01/01/2013 to 04/26/2013	9.441471	10.316027	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.236632	18.924942	11,234.5508
01/01/2014 to 12/31/2014	18.924942	18.457456	10,727.2627
01/01/2015 to 12/31/2015	18.457456	18.124418	8,734.5171
01/01/2016 to 12/31/2016	18.124418	20.991411	8,334.3184
01/01/2017 to 12/31/2017	20.991411	23.716583	7,434.7831
01/01/2018 to 12/31/2018	23.716583	21.577018	7,054.1625
01/01/2019 to 12/31/2019	21.577018	27.314521	6,928.2822
01/01/2020 to 12/31/2020	27.314521	33.334133	6,559.7339
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.661117	13.585944	9,848.0246
01/01/2012 to 12/31/2012	13.585944	13.991164	9,468.9050
01/01/2013 to 04/26/2013	13.991164	15.131745	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.596507	8.284519	31,189.3061
01/01/2014 to 12/31/2014	8.284519	8.819523	22,088.8215
01/01/2015 to 12/31/2015	8.819523	9.534603	22,142.0837
01/01/2016 to 12/31/2016	9.534603	9.470005	9,100.4884
01/01/2017 to 12/31/2017	9.470005	12.366055	9,847.1785
01/01/2018 to 12/31/2018	12.366055	11.955843	8,182.0488
01/01/2019 to 12/31/2019	11.955843	15.273425	7,711.9258
01/01/2020 to 12/31/2020	15.273425	20.414728	6,389.4319
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.509010	5.737545	20,804.6279
01/01/2012 to 12/31/2012	5.737545	6.292144	15,006.8657
01/01/2013 to 04/26/2013	6.292144	6.563115	0.0000
A-15

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.490188	15.072264	53.5604
01/01/2012 to 12/31/2012	15.072264	15.122648	53.2055
01/01/2013 to 12/31/2013	15.122648	16.384595	40.4945
01/01/2014 to 12/31/2014	16.384595	13.010724	40.3484
01/01/2015 to 12/31/2015	13.010724	8.558006	0.0000
01/01/2016 to 12/31/2016	8.558006	12.033687	0.0000
01/01/2017 to 12/31/2017	12.033687	11.685344	0.0000
01/01/2018 to 12/31/2018	11.685344	8.131733	0.0000
01/01/2019 to 12/31/2019	8.131733	8.937220	0.0000
01/01/2020 to 12/31/2020	8.937220	10.593701	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	25.249389	26.050625	17,551.0331
01/01/2017 to 12/31/2017	26.050625	27.506981	18,341.7086
01/01/2018 to 12/31/2018	27.506981	25.822441	16,252.5001
01/01/2019 to 12/31/2019	25.822441	28.856285	15,488.4202
01/01/2020 to 12/31/2020	28.856285	30.093394	13,096.6780
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.046418	22.529533	29,759.8114
01/01/2012 to 12/31/2012	22.529533	24.889981	29,366.0221
01/01/2013 to 12/31/2013	24.889981	26.291177	25,388.1335
01/01/2014 to 12/31/2014	26.291177	26.961082	25,455.6251
01/01/2015 to 12/31/2015	26.961082	25.800857	20,482.9055
01/01/2016 to 04/29/2016	25.800857	26.515211	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	25.764960	26.605841	1,294.7409
01/01/2017 to 12/31/2017	26.605841	28.106982	1,291.0962
01/01/2018 to 12/31/2018	28.106982	26.415511	41.4526
01/01/2019 to 12/31/2019	26.415511	29.535314	0.0000
01/01/2020 to 12/31/2020	29.535314	30.847807	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.176080	12.323645	5,218.2568
01/01/2012 to 12/31/2012	12.323645	13.434935	6,704.2294
01/01/2013 to 12/31/2013	13.434935	13.328011	2,220.9754
01/01/2014 to 12/31/2014	13.328011	13.617237	1,324.7745
01/01/2015 to 12/31/2015	13.617237	13.126776	2,497.8248
01/01/2016 to 04/29/2016	13.126776	13.416955	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.267862	15.723043	0.0000
01/01/2012 to 12/31/2012	15.723043	15.847828	12,146.8613
01/01/2013 to 12/31/2013	15.847828	15.362624	13,097.6702
01/01/2014 to 12/31/2014	15.362624	15.411573	12,146.8613
01/01/2015 to 12/31/2015	15.411573	15.122496	12,986.4546
01/01/2016 to 12/31/2016	15.122496	14.944514	12,995.0839
01/01/2017 to 12/31/2017	14.944514	14.865229	13,063.5663
01/01/2018 to 12/31/2018	14.865229	14.641433	13,116.3100
01/01/2019 to 12/31/2019	14.641433	15.150714	13,010.6952
01/01/2020 to 12/31/2020	15.150714	15.548104	13,021.6917
A-16

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.198697	10.532766	191,322.4983
01/01/2013 to 12/31/2013	10.532766	11.520955	126,651.6859
01/01/2014 to 12/31/2014	11.520955	12.171233	137,191.2366
01/01/2015 to 12/31/2015	12.171233	12.047422	112,423.4057
01/01/2016 to 12/31/2016	12.047422	12.282548	96,519.0506
01/01/2017 to 12/31/2017	12.282548	13.734327	92,195.1742
01/01/2018 to 12/31/2018	13.734327	12.573134	76,146.4795
01/01/2019 to 12/31/2019	12.573134	14.610049	64,391.9095
01/01/2020 to 12/31/2020	14.610049	15.252575	60,704.3905
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.836852	9.475085	8,533,683.1425
01/01/2012 to 12/31/2012	9.475085	10.585364	8,015,915.1324
01/01/2013 to 12/31/2013	10.585364	12.347940	7,245,976.2053
01/01/2014 to 12/31/2014	12.347940	12.887037	6,826,414.6327
01/01/2015 to 12/31/2015	12.887037	12.593002	6,251,412.0102
01/01/2016 to 12/31/2016	12.593002	13.361005	5,872,770.2815
01/01/2017 to 12/31/2017	13.361005	15.366105	5,304,304.5593
01/01/2018 to 12/31/2018	15.366105	14.468900	4,657,734.4686
01/01/2019 to 12/31/2019	14.468900	17.019664	4,251,251.0940
01/01/2020 to 12/31/2020	17.019664	19.356585	3,847,428.8784
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.356566	8.772532	8,404,374.9105
01/01/2012 to 12/31/2012	8.772532	10.027496	7,986,387.0669
01/01/2013 to 12/31/2013	10.027496	12.346139	7,369,372.7487
01/01/2014 to 12/31/2014	12.346139	12.926295	6,904,718.7218
01/01/2015 to 12/31/2015	12.926295	12.624971	6,636,713.4455
01/01/2016 to 12/31/2016	12.624971	13.537668	6,317,396.4768
01/01/2017 to 12/31/2017	13.537668	16.167443	5,748,786.9842
01/01/2018 to 12/31/2018	16.167443	14.991551	5,336,808.3146
01/01/2019 to 12/31/2019	14.991551	18.240810	4,928,815.5612
01/01/2020 to 12/31/2020	18.240810	20.988799	4,617,043.7996
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.154919	8.595309	1,095,960.9899
01/01/2012 to 12/31/2012	8.595309	9.930956	907,219.8194
01/01/2013 to 12/31/2013	9.930956	12.684406	763,548.0161
01/01/2014 to 12/31/2014	12.684406	13.504638	761,451.6169
01/01/2015 to 12/31/2015	13.504638	14.153010	620,850.6639
01/01/2016 to 12/31/2016	14.153010	15.195759	578,018.7737
01/01/2017 to 12/31/2017	15.195759	19.128010	514,033.3823
01/01/2018 to 12/31/2018	19.128010	18.728781	435,359.5916
01/01/2019 to 12/31/2019	18.728781	24.023256	386,025.9489
01/01/2020 to 12/31/2020	24.023256	35.848006	289,423.3896
A-17

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.080914	9.940216	5,105,877.5472
01/01/2012 to 12/31/2012	9.940216	10.841879	4,471,714.5124
01/01/2013 to 12/31/2013	10.841879	12.112423	3,743,511.7472
01/01/2014 to 12/31/2014	12.112423	12.646648	3,453,208.1123
01/01/2015 to 12/31/2015	12.646648	12.355551	3,065,604.5274
01/01/2016 to 12/31/2016	12.355551	13.012197	2,864,157.1815
01/01/2017 to 12/31/2017	13.012197	14.466527	2,609,198.6488
01/01/2018 to 12/31/2018	14.466527	13.749483	2,385,586.4460
01/01/2019 to 12/31/2019	13.749483	15.717439	2,187,427.2813
01/01/2020 to 12/31/2020	15.717439	17.476700	2,009,457.8696
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.130359	11.521583	232,044.9082
01/01/2013 to 12/31/2013	11.521583	10.954170	309,379.2254
01/01/2014 to 12/31/2014	10.954170	11.211254	274,404.9618
01/01/2015 to 12/31/2015	11.211254	9.977033	180,567.6355
01/01/2016 to 12/31/2016	9.977033	10.698538	152,873.4182
01/01/2017 to 12/31/2017	10.698538	11.561296	85,773.8475
01/01/2018 to 12/31/2018	11.561296	10.654507	78,800.4403
01/01/2019 to 12/31/2019	10.654507	12.573833	69,938.0169
01/01/2020 to 12/31/2020	12.573833	12.747965	51,465.9027
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.954140	10.262698	267,552.7769
01/01/2013 to 12/31/2013	10.262698	11.140953	458,662.1924
01/01/2014 to 12/31/2014	11.140953	11.612740	464,032.2186
01/01/2015 to 12/31/2015	11.612740	11.415986	451,158.8309
01/01/2016 to 12/31/2016	11.415986	11.732651	372,458.7321
01/01/2017 to 12/31/2017	11.732651	13.083641	361,065.4104
01/01/2018 to 12/31/2018	13.083641	11.949881	317,072.0749
01/01/2019 to 12/31/2019	11.949881	14.185827	267,986.9671
01/01/2020 to 12/31/2020	14.185827	14.561848	260,827.0745
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.177578	20.323542	146,295.0553
01/01/2012 to 12/31/2012	20.323542	23.307882	133,217.6576
01/01/2013 to 12/31/2013	23.307882	25.078819	97,604.6617
01/01/2014 to 12/31/2014	25.078819	25.494051	96,968.5116
01/01/2015 to 12/31/2015	25.494051	24.073973	79,791.9698
01/01/2016 to 12/31/2016	24.073973	27.003572	68,499.6818
01/01/2017 to 12/31/2017	27.003572	28.638306	60,396.2284
01/01/2018 to 12/31/2018	28.638306	27.371492	58,050.6926
01/01/2019 to 12/31/2019	27.371492	30.938035	56,519.5315
01/01/2020 to 12/31/2020	30.938035	32.731037	51,059.2270
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.461735	10.628642	847,148.4606
01/01/2012 to 12/31/2012	10.628642	12.210162	716,789.3567
01/01/2013 to 12/31/2013	12.210162	15.562098	752,877.0428
01/01/2014 to 12/31/2014	15.562098	16.094408	701,445.1736
01/01/2015 to 12/31/2015	16.094408	15.520856	676,281.5066
01/01/2016 to 12/31/2016	15.520856	16.645894	545,523.9910
01/01/2017 to 12/31/2017	16.645894	20.139654	485,141.0285
01/01/2018 to 12/31/2018	20.139654	17.823455	461,061.9391
01/01/2019 to 12/31/2019	17.823455	22.360991	416,134.9739
01/01/2020 to 12/31/2020	22.360991	26.166907	361,807.0017
A-18

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.981038	10.430094	131,256.9638
01/01/2013 to 12/31/2013	10.430094	11.738718	247,442.7205
01/01/2014 to 12/31/2014	11.738718	12.667006	329,111.5291
01/01/2015 to 12/31/2015	12.667006	11.956388	383,192.0103
01/01/2016 to 12/31/2016	11.956388	12.750893	355,228.4157
01/01/2017 to 12/31/2017	12.750893	14.849650	297,294.5328
01/01/2018 to 12/31/2018	14.849650	13.536803	278,959.7526
01/01/2019 to 12/31/2019	13.536803	16.461352	278,928.2372
01/01/2020 to 12/31/2020	16.461352	18.227785	284,494.0402
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.478914	15.656440	356,308.8574
01/01/2012 to 12/31/2012	15.656440	18.177905	317,076.1095
01/01/2013 to 12/31/2013	18.177905	23.694123	272,955.9246
01/01/2014 to 12/31/2014	23.694123	23.718022	242,972.6399
01/01/2015 to 12/31/2015	23.718022	22.079104	208,027.8788
01/01/2016 to 12/31/2016	22.079104	28.520132	184,425.8354
01/01/2017 to 12/31/2017	28.520132	31.352531	164,448.4701
01/01/2018 to 12/31/2018	31.352531	26.152137	161,693.6330
01/01/2019 to 12/31/2019	26.152137	33.143342	146,402.6565
01/01/2020 to 12/31/2020	33.143342	32.429135	157,715.0659
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.456715	9.966333	394,659.3244
01/01/2012 to 12/31/2012	9.966333	11.660563	385,623.6213
01/01/2013 to 12/31/2013	11.660563	10.903862	413,869.4981
01/01/2014 to 12/31/2014	10.903862	10.031008	419,063.0345
01/01/2015 to 12/31/2015	10.031008	8.508161	365,142.5381
01/01/2016 to 12/31/2016	8.508161	9.336201	320,138.2559
01/01/2017 to 12/31/2017	9.336201	11.791357	278,658.6119
01/01/2018 to 12/31/2018	11.791357	9.957627	281,303.1876
01/01/2019 to 12/31/2019	9.957627	11.832932	242,787.9596
01/01/2020 to 12/31/2020	11.832932	14.823476	216,936.3143
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.208891	10.248932	23,730.8709
01/01/2012 to 12/31/2012	10.248932	10.824756	22,356.2117
01/01/2013 to 12/31/2013	10.824756	11.061605	39,754.4850
01/01/2014 to 12/31/2014	11.061605	10.966157	27,401.1377
01/01/2015 to 12/31/2015	10.966157	10.701976	20,267.5843
01/01/2016 to 12/31/2016	10.701976	11.508315	21,531.3156
01/01/2017 to 12/31/2017	11.508315	11.742641	21,521.8359
01/01/2018 to 12/31/2018	11.742641	11.591122	19,425.9997
01/01/2019 to 12/31/2019	11.591122	12.208832	17,478.0022
01/01/2020 to 12/31/2020	12.208832	12.262285	15,190.0136
A-19

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987809	9.753794	85,644.3522
01/01/2012 to 12/31/2012	9.753794	10.020301	87,253.8509
01/01/2013 to 12/31/2013	10.020301	9.975715	286,093.3804
01/01/2014 to 12/31/2014	9.975715	9.921220	302,346.5564
01/01/2015 to 12/31/2015	9.921220	9.702965	255,068.7874
01/01/2016 to 12/31/2016	9.702965	9.848164	247,222.4805
01/01/2017 to 12/31/2017	9.848164	9.821338	248,744.9919
01/01/2018 to 12/31/2018	9.821338	9.706790	243,386.9070
01/01/2019 to 12/31/2019	9.706790	9.995579	231,977.6443
01/01/2020 to 12/31/2020	9.995579	10.045359	233,798.3010
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.160270	11.928070	61,716.8849
01/01/2012 to 12/31/2012	11.928070	13.414839	62,894.1591
01/01/2013 to 12/31/2013	13.414839	13.338870	46,708.6293
01/01/2014 to 12/31/2014	13.338870	13.276865	34,341.4463
01/01/2015 to 12/31/2015	13.276865	12.522582	29,117.5849
01/01/2016 to 12/31/2016	12.522582	12.431603	30,350.0654
01/01/2017 to 12/31/2017	12.431603	12.251928	30,284.2814
01/01/2018 to 12/31/2018	12.251928	12.177368	24,275.4872
01/01/2019 to 12/31/2019	12.177368	12.124010	25,254.5012
01/01/2020 to 12/31/2020	12.124010	11.226263	24,011.5974
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.072750	13.076104	111,591.5739
01/01/2012 to 12/31/2012	13.076104	16.211779	103,570.7158
01/01/2013 to 12/31/2013	16.211779	16.520134	112,451.2703
01/01/2014 to 12/31/2014	16.520134	18.414936	108,433.1983
01/01/2015 to 12/31/2015	18.414936	17.868635	95,650.1962
01/01/2016 to 12/31/2016	17.868635	17.738721	92,846.8106
01/01/2017 to 12/31/2017	17.738721	19.333840	83,859.6306
01/01/2018 to 12/31/2018	19.333840	17.380355	78,345.3371
01/01/2019 to 12/31/2019	17.380355	21.348207	66,644.5929
01/01/2020 to 12/31/2020	21.348207	19.954363	72,865.7915
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.646879	16.579144	421,965.9012
01/01/2012 to 12/31/2012	16.579144	21.087207	365,566.1644
01/01/2013 to 12/31/2013	21.087207	27.080001	375,991.8353
01/01/2014 to 12/31/2014	27.080001	25.107104	354,484.8142
01/01/2015 to 12/31/2015	25.107104	23.591232	324,334.9315
01/01/2016 to 12/31/2016	23.591232	25.115377	302,526.0294
01/01/2017 to 12/31/2017	25.115377	32.239119	251,823.1036
01/01/2018 to 12/31/2018	32.239119	24.119180	258,355.6850
01/01/2019 to 12/31/2019	24.119180	29.556221	224,428.5381
01/01/2020 to 12/31/2020	29.556221	30.574567	226,662.8264
A-20

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010680	1.046550	2,369,752.1127
01/01/2013 to 12/31/2013	1.046550	1.049106	3,962,994.3093
01/01/2014 to 12/31/2014	1.049106	1.090072	3,856,801.1053
01/01/2015 to 12/31/2015	1.090072	1.027660	2,924,673.9700
01/01/2016 to 12/31/2016	1.027660	1.129845	2,699,188.9462
01/01/2017 to 12/31/2017	1.129845	1.223161	1,894,039.1330
01/01/2018 to 12/31/2018	1.223161	1.126185	1,798,542.2614
01/01/2019 to 12/31/2019	1.126185	1.277658	1,665,259.3048
01/01/2020 to 12/31/2020	1.277658	1.384773	1,529,702.9246
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.184113	9.876117	195,192.7305
01/01/2012 to 12/31/2012	9.876117	11.518581	238,037.7193
01/01/2013 to 12/31/2013	11.518581	15.347858	215,742.1663
01/01/2014 to 12/31/2014	15.347858	16.510796	129,384.4302
01/01/2015 to 12/31/2015	16.510796	15.278501	121,229.1042
01/01/2016 to 12/31/2016	15.278501	17.636921	103,661.0187
01/01/2017 to 12/31/2017	17.636921	20.485749	94,929.3011
01/01/2018 to 12/31/2018	20.485749	17.708449	96,833.6857
01/01/2019 to 12/31/2019	17.708449	21.776497	83,948.5590
01/01/2020 to 12/31/2020	21.776497	21.321464	84,125.8576
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.661715	15.246982	159,545.6826
01/01/2012 to 12/31/2012	15.246982	17.739074	148,507.0523
01/01/2013 to 12/31/2013	17.739074	24.471397	136,285.9599
01/01/2014 to 12/31/2014	24.471397	25.988140	121,193.9251
01/01/2015 to 12/31/2015	25.988140	25.138346	106,882.1037
01/01/2016 to 12/31/2016	25.138346	27.568205	96,516.1551
01/01/2017 to 12/31/2017	27.568205	34.004978	85,466.1317
01/01/2018 to 12/31/2018	34.004978	30.434608	77,946.6968
01/01/2019 to 12/31/2019	30.434608	37.262435	67,427.7132
01/01/2020 to 12/31/2020	37.262435	57.484959	54,132.1238
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.120984	10.564513	480,142.6656
01/01/2014 to 12/31/2014	10.564513	10.926236	483,514.4278
01/01/2015 to 12/31/2015	10.926236	10.804739	381,603.6297
01/01/2016 to 12/31/2016	10.804739	10.870355	406,579.7621
01/01/2017 to 12/31/2017	10.870355	11.052567	448,278.8860
01/01/2018 to 12/31/2018	11.052567	10.878523	384,188.1340
01/01/2019 to 12/31/2019	10.878523	11.585313	389,472.9387
01/01/2020 to 12/31/2020	11.585313	12.300755	366,149.4224
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.300392	10.724159	745,350.8484
01/01/2012 to 12/31/2012	10.724159	11.071850	664,172.4779
01/01/2013 to 04/26/2013	11.071850	11.043124	0.0000
A-21

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012734	1.048594	329,296.4136
01/01/2013 to 12/31/2013	1.048594	1.145329	646,869.8046
01/01/2014 to 12/31/2014	1.145329	1.205777	680,957.7832
01/01/2015 to 12/31/2015	1.205777	1.197250	1,313,496.6612
01/01/2016 to 12/31/2016	1.197250	1.212451	1,232,996.4092
01/01/2017 to 12/31/2017	1.212451	1.392023	1,371,412.8349
01/01/2018 to 12/31/2018	1.392023	1.271347	1,425,233.0564
01/01/2019 to 12/31/2019	1.271347	1.462777	1,120,522.6487
01/01/2020 to 12/31/2020	1.462777	1.615495	1,059,853.7173
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996823	1.038973	70,720.7655
01/01/2015 to 12/31/2015	1.038973	1.012423	96,576.2268
01/01/2016 to 12/31/2016	1.012423	1.016230	93,023.3685
01/01/2017 to 12/31/2017	1.016230	1.155048	88,987.6256
01/01/2018 to 04/30/2018	1.155048	1.125675	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.921756	12.528496	285,681.6047
01/01/2012 to 12/31/2012	12.528496	14.416084	388,504.1250
01/01/2013 to 12/31/2013	14.416084	16.617317	355,258.6999
01/01/2014 to 12/31/2014	16.617317	16.920561	361,536.2511
01/01/2015 to 12/31/2015	16.920561	16.856421	310,099.2809
01/01/2016 to 12/31/2016	16.856421	17.381346	270,330.7243
01/01/2017 to 12/31/2017	17.381346	21.035397	270,296.6857
01/01/2018 to 12/31/2018	21.035397	19.584392	266,919.0668
01/01/2019 to 12/31/2019	19.584392	24.578639	231,745.5819
01/01/2020 to 12/31/2020	24.578639	27.764436	217,333.8200
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.440526	7.560468	314,242.3619
01/01/2012 to 12/31/2012	7.560468	8.816804	341,270.6064
01/01/2013 to 12/31/2013	8.816804	12.633734	350,693.9569
01/01/2014 to 12/31/2014	12.633734	14.782210	373,497.5015
01/01/2015 to 12/31/2015	14.782210	13.960351	327,871.0174
01/01/2016 to 12/31/2016	13.960351	14.107032	264,018.4485
01/01/2017 to 12/31/2017	14.107032	16.439507	194,245.2105
01/01/2018 to 12/31/2018	16.439507	15.035283	175,824.8190
01/01/2019 to 12/31/2019	15.035283	18.284080	142,753.9108
01/01/2020 to 12/31/2020	18.284080	23.792288	118,596.0625
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	146.788850	133.563610	3,604.3520
01/01/2012 to 12/31/2012	133.563610	161.026092	3,307.8436
01/01/2013 to 12/31/2013	161.026092	204.087712	3,889.1111
01/01/2014 to 04/25/2014	204.087712	212.384108	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.608321	7.022114	0.0000
A-22

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.786819	11.263869	0.0000
01/01/2014 to 12/31/2014	11.263869	12.111669	17,687.1967
01/01/2015 to 12/31/2015	12.111669	11.774980	55,844.2843
01/01/2016 to 12/31/2016	11.774980	12.093488	48,733.0101
01/01/2017 to 12/31/2017	12.093488	13.752054	70,529.6079
01/01/2018 to 12/31/2018	13.752054	12.560227	42,950.5265
01/01/2019 to 12/31/2019	12.560227	15.044533	35,890.9457
01/01/2020 to 12/31/2020	15.044533	15.776027	32,445.0004
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.286492	12.553706	323,547.9357
01/01/2012 to 12/31/2012	12.553706	14.417451	298,150.4957
01/01/2013 to 12/31/2013	14.417451	16.921007	262,195.1650
01/01/2014 to 12/31/2014	16.921007	15.495135	234,849.9721
01/01/2015 to 12/31/2015	15.495135	14.978675	172,763.6463
01/01/2016 to 12/31/2016	14.978675	14.611887	170,935.1529
01/01/2017 to 12/31/2017	14.611887	18.429475	159,051.1801
01/01/2018 to 12/31/2018	18.429475	15.597047	149,555.2624
01/01/2019 to 12/31/2019	15.597047	19.695613	129,971.0002
01/01/2020 to 12/31/2020	19.695613	21.905112	120,408.2396
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999781	1.034159	0.0000
01/01/2015 to 12/31/2015	1.034159	0.962001	0.0000
01/01/2016 to 12/31/2016	0.962001	1.052040	238,981.2262
01/01/2017 to 12/31/2017	1.052040	1.165823	228,544.8963
01/01/2018 to 12/31/2018	1.165823	1.060121	212,359.8697
01/01/2019 to 12/31/2019	1.060121	1.272760	186,371.2956
01/01/2020 to 12/31/2020	1.272760	1.400903	208,356.5238
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.566288	14.839021	1,263,497.7086
01/01/2012 to 12/31/2012	14.839021	15.935720	1,152,555.0873
01/01/2013 to 12/31/2013	15.935720	14.228159	891,374.7313
01/01/2014 to 12/31/2014	14.228159	14.407427	720,707.8049
01/01/2015 to 12/31/2015	14.407427	13.737772	647,800.4757
01/01/2016 to 12/31/2016	13.737772	14.193534	594,374.5421
01/01/2017 to 12/31/2017	14.193534	14.453257	580,683.5622
01/01/2018 to 12/31/2018	14.453257	13.879957	493,518.7663
01/01/2019 to 12/31/2019	13.879957	14.789368	454,813.1858
01/01/2020 to 12/31/2020	14.789368	16.233876	414,919.4461
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.131354	16.379191	1,880,812.5800
01/01/2012 to 12/31/2012	16.379191	17.612171	1,854,755.8132
01/01/2013 to 12/31/2013	17.612171	17.000630	1,524,795.7781
01/01/2014 to 12/31/2014	17.000630	17.432118	1,291,892.3093
01/01/2015 to 12/31/2015	17.432118	17.156288	1,139,563.5939
01/01/2016 to 12/31/2016	17.156288	17.324603	1,060,417.3739
01/01/2017 to 12/31/2017	17.324603	17.817737	1,054,723.2985
01/01/2018 to 12/31/2018	17.817737	17.493087	982,419.4251
01/01/2019 to 12/31/2019	17.493087	18.672168	912,297.4789
01/01/2020 to 12/31/2020	18.672168	19.939367	857,200.7105
A-23

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215538	10.738134	38,180.1226
01/01/2014 to 12/31/2014	10.738134	11.480851	45,148.7209
01/01/2015 to 12/31/2015	11.480851	11.157230	44,370.6687
01/01/2016 to 12/31/2016	11.157230	11.481478	40,741.1915
01/01/2017 to 12/31/2017	11.481478	13.160991	21,338.7211
01/01/2018 to 04/30/2018	13.160991	12.579190	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010712	1.066681	231,223.5383
01/01/2013 to 12/31/2013	1.066681	1.155891	570,494.0437
01/01/2014 to 12/31/2014	1.155891	1.225580	665,647.1213
01/01/2015 to 12/31/2015	1.225580	1.195524	659,882.6044
01/01/2016 to 12/31/2016	1.195524	1.243060	562,186.3799
01/01/2017 to 12/31/2017	1.243060	1.398277	698,910.4060
01/01/2018 to 12/31/2018	1.398277	1.246292	524,694.3149
01/01/2019 to 12/31/2019	1.246292	1.490117	527,041.6241
01/01/2020 to 12/31/2020	1.490117	1.497307	430,648.5907
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.560613	11.498218	860,927.0403
01/01/2012 to 12/31/2012	11.498218	12.768225	783,604.8569
01/01/2013 to 12/31/2013	12.768225	14.190487	717,684.9930
01/01/2014 to 12/31/2014	14.190487	14.776889	630,724.3649
01/01/2015 to 12/31/2015	14.776889	14.256839	507,566.2146
01/01/2016 to 12/31/2016	14.256839	14.842093	472,592.1095
01/01/2017 to 12/31/2017	14.842093	16.923820	440,653.4297
01/01/2018 to 12/31/2018	16.923820	15.567926	414,621.3959
01/01/2019 to 12/31/2019	15.567926	18.325134	357,552.8457
01/01/2020 to 12/31/2020	18.325134	19.805733	331,848.0034
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.143167	10.733165	772,968.6540
01/01/2012 to 12/31/2012	10.733165	12.149667	684,976.0389
01/01/2013 to 12/31/2013	12.149667	14.117733	617,419.7824
01/01/2014 to 12/31/2014	14.117733	14.640983	669,771.2870
01/01/2015 to 12/31/2015	14.640983	14.075594	523,953.4852
01/01/2016 to 12/31/2016	14.075594	14.805146	500,564.4308
01/01/2017 to 12/31/2017	14.805146	17.431987	463,407.2869
01/01/2018 to 12/31/2018	17.431987	15.653310	438,117.2274
01/01/2019 to 12/31/2019	15.653310	18.862239	392,295.1315
01/01/2020 to 12/31/2020	18.862239	20.557313	359,481.7338
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.277737	45.607572	158,727.6366
01/01/2012 to 12/31/2012	45.607572	52.948759	142,367.8267
01/01/2013 to 12/31/2013	52.948759	69.708565	124,739.9969
01/01/2014 to 12/31/2014	69.708565	77.712882	99,184.8204
01/01/2015 to 12/31/2015	77.712882	73.736832	92,579.7306
01/01/2016 to 12/31/2016	73.736832	84.136378	89,711.6901
01/01/2017 to 12/31/2017	84.136378	96.838777	76,901.8123
01/01/2018 to 12/31/2018	96.838777	86.565567	72,199.3871
01/01/2019 to 12/31/2019	86.565567	107.781509	64,256.0437
01/01/2020 to 12/31/2020	107.781509	109.109688	65,777.1968
A-24

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.321049	9.990196	589,261.1994
01/01/2012 to 12/31/2012	9.990196	11.175965	523,493.9362
01/01/2013 to 12/31/2013	11.175965	15.021807	471,135.3739
01/01/2014 to 12/31/2014	15.021807	16.671898	438,839.4854
01/01/2015 to 12/31/2015	16.671898	17.502220	351,087.4130
01/01/2016 to 12/31/2016	17.502220	18.295040	323,270.3252
01/01/2017 to 12/31/2017	18.295040	22.460657	284,015.6913
01/01/2018 to 12/31/2018	22.460657	21.617822	257,267.0516
01/01/2019 to 12/31/2019	21.617822	27.884362	214,993.2417
01/01/2020 to 12/31/2020	27.884362	34.003583	197,045.0902
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.952252	23.648823	123,899.6146
01/01/2012 to 12/31/2012	23.648823	26.691850	121,312.0398
01/01/2013 to 12/31/2013	26.691850	34.228939	88,721.8734
01/01/2014 to 12/31/2014	34.228939	36.934034	81,935.8202
01/01/2015 to 12/31/2015	36.934034	33.083227	77,112.4929
01/01/2016 to 12/31/2016	33.083227	37.605994	71,404.3255
01/01/2017 to 12/31/2017	37.605994	40.517502	69,007.2898
01/01/2018 to 12/31/2018	40.517502	35.825051	60,943.9911
01/01/2019 to 12/31/2019	35.825051	45.475548	54,043.6802
01/01/2020 to 12/31/2020	45.475548	48.170467	54,298.6039
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.317038	14.125705	128,375.9092
01/01/2012 to 12/31/2012	14.125705	16.418830	116,221.2616
01/01/2013 to 12/31/2013	16.418830	21.434056	106,913.4030
01/01/2014 to 12/31/2014	21.434056	23.884333	83,879.9386
01/01/2015 to 12/31/2015	23.884333	21.361815	68,267.1225
01/01/2016 to 12/31/2016	21.361815	23.794257	60,661.0833
01/01/2017 to 12/31/2017	23.794257	25.944391	51,212.2012
01/01/2018 to 12/31/2018	25.944391	22.137023	46,085.4585
01/01/2019 to 12/31/2019	22.137023	29.526576	36,762.0726
01/01/2020 to 12/31/2020	29.526576	29.845467	35,392.4401
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.750877	10.902463	32,676.1332
01/01/2013 to 12/31/2013	10.902463	10.244493	2,097.5290
01/01/2014 to 12/31/2014	10.244493	10.843739	10,335.7159
01/01/2015 to 12/31/2015	10.843739	10.717518	7,290.6239
01/01/2016 to 12/31/2016	10.717518	10.686344	10,725.0009
01/01/2017 to 12/31/2017	10.686344	10.790616	11,101.8083
01/01/2018 to 12/31/2018	10.790616	10.611515	11,936.0068
01/01/2019 to 12/31/2019	10.611515	11.225648	11,123.9933
01/01/2020 to 12/31/2020	11.225648	11.895081	26,761.3560
A-25

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	9.064514	9.933979	525,763.9253
01/01/2014 to 12/31/2014	9.933979	9.449439	517,578.0053
01/01/2015 to 12/31/2015	9.449439	9.097637	481,803.7628
01/01/2016 to 12/31/2016	9.097637	9.405442	449,236.1150
01/01/2017 to 12/31/2017	9.405442	12.486203	361,300.4032
01/01/2018 to 12/31/2018	12.486203	10.174561	360,783.7447
01/01/2019 to 12/31/2019	10.174561	13.257959	314,112.6316
01/01/2020 to 12/31/2020	13.257959	16.473159	264,708.3090
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.923930	7.527931	663,835.9042
01/01/2012 to 12/31/2012	7.527931	8.699940	583,178.8331
01/01/2013 to 04/26/2013	8.699940	9.017323	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.418325	10.253403	1,602,794.4528
01/01/2012 to 12/31/2012	10.253403	10.089764	1,450,320.5138
01/01/2013 to 12/31/2013	10.089764	9.929608	1,585,782.0072
01/01/2014 to 12/31/2014	9.929608	9.771994	1,509,614.7164
01/01/2015 to 12/31/2015	9.771994	9.616882	1,365,868.6703
01/01/2016 to 12/31/2016	9.616882	9.474845	1,210,666.3032
01/01/2017 to 12/31/2017	9.474845	9.384038	1,019,460.2083
01/01/2018 to 12/31/2018	9.384038	9.377309	897,759.0687
01/01/2019 to 12/31/2019	9.377309	9.401787	815,474.6621
01/01/2020 to 12/31/2020	9.401787	9.269926	817,659.7275
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.698319	13.950796	115,783.5097
01/01/2015 to 12/31/2015	13.950796	13.648964	85,323.9795
01/01/2016 to 12/31/2016	13.648964	14.040820	163,793.3779
01/01/2017 to 12/31/2017	14.040820	14.776512	178,675.9865
01/01/2018 to 12/31/2018	14.776512	14.161020	224,515.7748
01/01/2019 to 12/31/2019	14.161020	15.571860	277,227.0068
01/01/2020 to 12/31/2020	15.571860	16.782426	279,468.4728
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.939096	11.958591	4,189,134.7331
01/01/2012 to 12/31/2012	11.958591	13.051863	4,752,401.2437
01/01/2013 to 12/31/2013	13.051863	14.010940	3,820,510.1185
01/01/2014 to 04/25/2014	14.010940	14.117312	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.003012	11.799088	7,741,652.2586
01/01/2012 to 12/31/2012	11.799088	13.049943	6,984,652.7794
01/01/2013 to 12/31/2013	13.049943	14.669803	6,288,329.9313
01/01/2014 to 04/25/2014	14.669803	14.725478	0.0000
A-26

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.292191	14.672253	9,015,968.0922
01/01/2015 to 12/31/2015	14.672253	14.284376	7,904,797.1888
01/01/2016 to 12/31/2016	14.284376	14.913452	7,074,836.2168
01/01/2017 to 12/31/2017	14.913452	16.239397	6,109,886.6843
01/01/2018 to 12/31/2018	16.239397	15.276927	5,217,709.6992
01/01/2019 to 12/31/2019	15.276927	17.379216	4,603,424.6292
01/01/2020 to 12/31/2020	17.379216	18.990436	4,088,437.8362
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.784043	11.399904	18,682,792.0813
01/01/2012 to 12/31/2012	11.399904	12.780853	17,332,446.1695
01/01/2013 to 12/31/2013	12.780853	15.020517	15,842,749.3353
01/01/2014 to 04/25/2014	15.020517	15.032150	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.697744	15.202924	14,805,602.9536
01/01/2015 to 12/31/2015	15.202924	14.771918	13,803,984.4400
01/01/2016 to 12/31/2016	14.771918	15.570381	12,658,289.6541
01/01/2017 to 12/31/2017	15.570381	17.581357	11,297,123.7319
01/01/2018 to 12/31/2018	17.581357	16.241134	10,200,713.1779
01/01/2019 to 12/31/2019	16.241134	19.087875	9,197,062.6397
01/01/2020 to 12/31/2020	19.087875	21.385776	8,159,646.0484
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.670563	11.040799	16,814,070.4147
01/01/2012 to 12/31/2012	11.040799	12.572620	16,034,184.7504
01/01/2013 to 12/31/2013	12.572620	15.579528	16,985,476.3888
01/01/2014 to 04/25/2014	15.579528	15.506799	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.623600	9.304422	2,557,307.4329
01/01/2012 to 12/31/2012	9.304422	10.632302	2,220,148.5028
01/01/2013 to 04/26/2013	10.632302	11.438970	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.671265	15.263092	16,396,332.8574
01/01/2015 to 12/31/2015	15.263092	14.766037	15,391,655.3488
01/01/2016 to 12/31/2016	14.766037	15.714653	14,132,030.1427
01/01/2017 to 12/31/2017	15.714653	18.429430	12,961,901.5241
01/01/2018 to 12/31/2018	18.429430	16.664108	11,695,924.9248
01/01/2019 to 12/31/2019	16.664108	20.290920	10,582,607.1666
01/01/2020 to 12/31/2020	20.290920	23.281720	9,605,232.8828
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.660430	14.316621	195,324.9369
01/01/2012 to 12/31/2012	14.316621	15.719850	174,624.8563
01/01/2013 to 12/31/2013	15.719850	21.118530	206,320.9663
01/01/2014 to 12/31/2014	21.118530	21.131208	179,641.9367
01/01/2015 to 12/31/2015	21.131208	18.785869	144,610.4181
01/01/2016 to 12/31/2016	18.785869	22.675559	139,124.0033
01/01/2017 to 12/31/2017	22.675559	25.115015	124,025.3802
01/01/2018 to 12/31/2018	25.115015	21.398067	119,198.5962
01/01/2019 to 12/31/2019	21.398067	25.994304	107,211.0861
01/01/2020 to 12/31/2020	25.994304	27.110472	106,314.3825
A-27

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.169192	14.150930	16,194.2469
01/01/2012 to 12/31/2012	14.150930	16.418403	15,405.4116
01/01/2013 to 12/31/2013	16.418403	20.617768	23,577.3984
01/01/2014 to 12/31/2014	20.617768	18.932119	25,845.0321
01/01/2015 to 12/31/2015	18.932119	19.703879	25,956.3495
01/01/2016 to 12/31/2016	19.703879	20.520943	25,171.3041
01/01/2017 to 12/31/2017	20.520943	26.345304	15,938.0942
01/01/2018 to 12/31/2018	26.345304	20.593947	18,579.9907
01/01/2019 to 12/31/2019	20.593947	24.935526	14,140.3094
01/01/2020 to 12/31/2020	24.935526	26.695853	13,457.3729
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.348644	22.717309	17,512.1441
01/01/2017 to 12/31/2017	22.717309	26.563097	31,159.3867
01/01/2018 to 12/31/2018	26.563097	26.046865	31,097.8988
01/01/2019 to 12/31/2019	26.046865	33.488665	31,343.7821
01/01/2020 to 12/31/2020	33.488665	36.571527	27,459.1907
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.152803	16.994843	2,202.4542
01/01/2012 to 12/31/2012	16.994843	18.459187	4,373.5910
01/01/2013 to 12/31/2013	18.459187	24.109085	12,324.7558
01/01/2014 to 12/31/2014	24.109085	26.320086	9,720.3395
01/01/2015 to 12/31/2015	26.320086	25.837392	9,712.9098
01/01/2016 to 04/29/2016	25.837392	25.981652	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.667599	11.945921	1,109,967.2411
01/01/2012 to 12/31/2012	11.945921	13.248456	960,981.7607
01/01/2013 to 12/31/2013	13.248456	17.409738	912,045.4309
01/01/2014 to 12/31/2014	17.409738	18.923249	721,485.3257
01/01/2015 to 12/31/2015	18.923249	19.044988	581,308.7163
01/01/2016 to 12/31/2016	19.044988	20.083227	519,152.4708
01/01/2017 to 12/31/2017	20.083227	23.504930	455,869.1651
01/01/2018 to 12/31/2018	23.504930	23.072132	380,654.4329
01/01/2019 to 12/31/2019	23.072132	29.692882	328,771.9371
01/01/2020 to 12/31/2020	29.692882	32.457984	309,876.9687
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.753325	17.563771	92,690.1524
01/01/2014 to 12/31/2014	17.563771	19.164892	80,369.8071
01/01/2015 to 12/31/2015	19.164892	19.351862	66,995.7170
01/01/2016 to 12/31/2016	19.351862	20.026964	60,935.3407
01/01/2017 to 12/31/2017	20.026964	24.624744	49,085.6586
01/01/2018 to 12/31/2018	24.624744	22.801743	46,807.5320
01/01/2019 to 12/31/2019	22.801743	29.808748	39,854.5514
01/01/2020 to 12/31/2020	29.808748	38.541119	34,057.6008
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.307007	13.029205	115,323.8410
01/01/2012 to 12/31/2012	13.029205	13.593123	106,998.9324
01/01/2013 to 04/26/2013	13.593123	14.658279	0.0000
A-28

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.126850	11.961220	330,681.2756
01/01/2012 to 12/31/2012	11.961220	13.601550	469,918.0235
01/01/2013 to 12/31/2013	13.601550	18.302575	440,973.3259
01/01/2014 to 12/31/2014	18.302575	19.586920	390,349.4705
01/01/2015 to 12/31/2015	19.586920	21.307636	317,928.7432
01/01/2016 to 12/31/2016	21.307636	20.942211	284,429.5706
01/01/2017 to 12/31/2017	20.942211	28.234472	236,976.3920
01/01/2018 to 12/31/2018	28.234472	27.815447	208,892.8437
01/01/2019 to 12/31/2019	27.815447	36.269188	180,190.3655
01/01/2020 to 12/31/2020	36.269188	55.814482	147,584.1594
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.872314	7.450121	159,186.2622
01/01/2012 to 12/31/2012	7.450121	8.260356	63,730.0444
01/01/2013 to 04/26/2013	8.260356	8.871479	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.280910	8.037222	298,418.1038
01/01/2012 to 04/27/2012	8.037222	9.035962	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.173825	16.001403	33,414.1832
01/01/2012 to 12/31/2012	16.001403	16.310287	40,935.1541
01/01/2013 to 12/31/2013	16.310287	15.638812	32,380.1526
01/01/2014 to 12/31/2014	15.638812	16.230879	26,938.7434
01/01/2015 to 12/31/2015	16.230879	15.964250	38,603.3312
01/01/2016 to 12/31/2016	15.964250	16.038659	60,346.2193
01/01/2017 to 12/31/2017	16.038659	16.248460	59,428.9402
01/01/2018 to 12/31/2018	16.248460	15.910625	48,221.1590
01/01/2019 to 12/31/2019	15.910625	16.964428	49,331.2423
01/01/2020 to 12/31/2020	16.964428	17.844511	62,777.7291
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.793842	16.157675	13,953.8392
01/01/2012 to 12/31/2012	16.157675	18.645282	24,403.1756
01/01/2013 to 12/31/2013	18.645282	24.359398	31,100.5660
01/01/2014 to 12/31/2014	24.359398	26.181194	39,343.1136
01/01/2015 to 12/31/2015	26.181194	25.075747	48,480.7875
01/01/2016 to 12/31/2016	25.075747	29.633721	45,046.0201
01/01/2017 to 12/31/2017	29.633721	33.715240	56,761.5715
01/01/2018 to 12/31/2018	33.715240	29.340250	51,086.7200
01/01/2019 to 12/31/2019	29.340250	36.248996	45,754.2662
01/01/2020 to 12/31/2020	36.248996	40.333758	42,082.8470
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.333790	10.602515	9,084.4016
01/01/2012 to 12/31/2012	10.602515	12.305116	9,563.5923
01/01/2013 to 12/31/2013	12.305116	14.705830	20,196.1462
01/01/2014 to 12/31/2014	14.705830	13.556208	48,763.4931
01/01/2015 to 12/31/2015	13.556208	13.166143	81,976.1570
01/01/2016 to 12/31/2016	13.166143	13.082675	80,610.5806
01/01/2017 to 12/31/2017	13.082675	16.035829	87,735.3597
01/01/2018 to 12/31/2018	16.035829	13.551212	87,979.7176
01/01/2019 to 12/31/2019	13.551212	16.213725	83,551.6161
01/01/2020 to 12/31/2020	16.213725	17.155097	83,215.8731
A-29

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.148383	16.146327	12,300.4348
01/01/2012 to 12/31/2012	16.146327	18.422276	12,162.7227
01/01/2013 to 12/31/2013	18.422276	25.041316	25,716.1579
01/01/2014 to 12/31/2014	25.041316	25.809501	32,895.6284
01/01/2015 to 12/31/2015	25.809501	24.247567	34,766.7377
01/01/2016 to 12/31/2016	24.247567	28.856113	36,516.6866
01/01/2017 to 12/31/2017	28.856113	32.460147	47,295.6624
01/01/2018 to 12/31/2018	32.460147	28.362526	40,492.0039
01/01/2019 to 12/31/2019	28.362526	34.946959	37,994.7515
01/01/2020 to 12/31/2020	34.946959	41.014077	33,266.6872
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.748324	11.751302	282,649.7718
01/01/2012 to 12/31/2012	11.751302	13.347990	281,521.5604
01/01/2013 to 12/31/2013	13.347990	17.300179	327,502.7972
01/01/2014 to 12/31/2014	17.300179	19.255728	359,434.5459
01/01/2015 to 12/31/2015	19.255728	19.123163	312,650.5837
01/01/2016 to 12/31/2016	19.123163	20.961805	313,085.5197
01/01/2017 to 12/31/2017	20.961805	25.010210	319,803.7030
01/01/2018 to 12/31/2018	25.010210	23.422030	295,384.0909
01/01/2019 to 12/31/2019	23.422030	30.149953	272,780.3483
01/01/2020 to 12/31/2020	30.149953	34.959155	248,849.8201
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.346666	21.408098	228,026.1743
01/01/2014 to 12/31/2014	21.408098	23.293524	205,181.5661
01/01/2015 to 12/31/2015	23.293524	22.840233	162,251.7878
01/01/2016 to 12/31/2016	22.840233	25.646065	149,742.1524
01/01/2017 to 12/31/2017	25.646065	29.677927	136,626.0215
01/01/2018 to 12/31/2018	29.677927	26.213290	130,584.0586
01/01/2019 to 12/31/2019	26.213290	33.496589	114,720.9345
01/01/2020 to 12/31/2020	33.496589	34.168971	115,949.4932
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.850782	8.662946	595,951.6049
01/01/2012 to 12/31/2012	8.662946	9.711073	537,657.6449
01/01/2013 to 04/26/2013	9.711073	10.630851	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.179191	20.176973	108,377.4081
01/01/2014 to 12/31/2014	20.176973	19.797033	94,218.6046
01/01/2015 to 12/31/2015	19.797033	19.556829	84,149.0441
01/01/2016 to 12/31/2016	19.556829	22.786677	76,423.0859
01/01/2017 to 12/31/2017	22.786677	25.899379	67,139.3017
01/01/2018 to 12/31/2018	25.899379	23.705606	58,511.5988
01/01/2019 to 12/31/2019	23.705606	30.189687	52,737.2033
01/01/2020 to 12/31/2020	30.189687	37.065184	48,341.5474
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.351926	14.311582	143,218.4122
01/01/2012 to 12/31/2012	14.311582	14.827643	127,931.9868
01/01/2013 to 04/26/2013	14.827643	16.067029	0.0000
A-30

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	7.004515	8.832540	345,202.7821
01/01/2014 to 12/31/2014	8.832540	9.459526	353,078.1149
01/01/2015 to 12/31/2015	9.459526	10.288041	302,594.0331
01/01/2016 to 12/31/2016	10.288041	10.279831	282,510.7106
01/01/2017 to 12/31/2017	10.279831	13.504012	254,483.3159
01/01/2018 to 12/31/2018	13.504012	13.135104	233,571.2716
01/01/2019 to 12/31/2019	13.135104	16.880884	220,914.0878
01/01/2020 to 12/31/2020	16.880884	22.699342	174,408.3352
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.815663	6.043953	184,072.7008
01/01/2012 to 12/31/2012	6.043953	6.668266	163,015.7639
01/01/2013 to 04/26/2013	6.668266	6.968715	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.732453	15.361565	65,783.5895
01/01/2012 to 12/31/2012	15.361565	15.506197	61,713.0192
01/01/2013 to 12/31/2013	15.506197	16.901273	39,402.7459
01/01/2014 to 12/31/2014	16.901273	13.501963	42,908.4450
01/01/2015 to 12/31/2015	13.501963	8.934732	38,838.7451
01/01/2016 to 12/31/2016	8.934732	12.638993	27,888.4481
01/01/2017 to 12/31/2017	12.638993	12.346767	26,780.1248
01/01/2018 to 12/31/2018	12.346767	8.644100	27,858.9483
01/01/2019 to 12/31/2019	8.644100	9.557503	30,770.7043
01/01/2020 to 12/31/2020	9.557503	11.397311	28,480.5876
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	28.728516	29.758273	123,600.1684
01/01/2017 to 12/31/2017	29.758273	31.610434	117,830.4459
01/01/2018 to 12/31/2018	31.610434	29.854206	112,785.1492
01/01/2019 to 12/31/2019	29.854206	33.562451	104,087.1781
01/01/2020 to 12/31/2020	33.562451	35.212531	98,100.6895
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.084982	23.732450	233,488.4675
01/01/2012 to 12/31/2012	23.732450	26.377521	214,421.6133
01/01/2013 to 12/31/2013	26.377521	28.030120	169,516.5109
01/01/2014 to 12/31/2014	28.030120	28.917307	152,043.0945
01/01/2015 to 12/31/2015	28.917307	27.839496	136,501.6504
01/01/2016 to 04/29/2016	27.839496	28.666781	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	29.315106	30.392485	32,193.7553
01/01/2017 to 12/31/2017	30.392485	32.299917	31,288.3512
01/01/2018 to 12/31/2018	32.299917	30.539851	28,462.2301
01/01/2019 to 12/31/2019	30.539851	34.352191	21,580.5882
01/01/2020 to 12/31/2020	34.352191	36.095246	21,785.8215
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.353553	12.578305	161,695.9862
01/01/2012 to 12/31/2012	12.578305	13.795504	75,728.5778
01/01/2013 to 12/31/2013	13.795504	13.768082	68,062.6657
01/01/2014 to 12/31/2014	13.768082	14.151507	74,660.5253
01/01/2015 to 12/31/2015	14.151507	13.723918	76,236.7431
01/01/2016 to 04/29/2016	13.723918	14.054991	0.0000
A-31

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.824014	17.429548	274,569.8444
01/01/2012 to 12/31/2012	17.429548	17.674177	243,731.0716
01/01/2013 to 12/31/2013	17.674177	17.236178	120,889.1992
01/01/2014 to 12/31/2014	17.236178	17.395157	104,583.2206
01/01/2015 to 12/31/2015	17.395157	17.171609	90,916.5684
01/01/2016 to 12/31/2016	17.171609	17.071639	90,030.4414
01/01/2017 to 12/31/2017	17.071639	17.082986	90,135.3622
01/01/2018 to 12/31/2018	17.082986	16.927627	82,819.0307
01/01/2019 to 12/31/2019	16.927627	17.621838	71,736.1054
01/01/2020 to 12/31/2020	17.621838	18.193168	81,038.8241
A-32

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios
The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013:
•	Brighthouse Funds Trust I: American Funds® International Portfolio (Class C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);
•	Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS® Value Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);
•	Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);
•	Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B); and
•	Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class B).
Effective as of April 28, 2014:
•	Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
A-33

APPENDIX A
Condensed Financial Information (continued)
•	Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and
•	Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).
Effective as of May 1, 2016:
•	Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);
•	Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B); and
•	Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.
A-34

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio (Class B)#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
B-1

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
JPMorgan Core Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PanAgora Global Diversified Risk Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Wells Capital Management Mid Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wells Capital Management
Western Asset Management Government Income Portfolio (Class B)	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
B-2

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio (Class B)	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio (Class G)	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio (Class G)	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio (Class G)	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio (Class B)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)
B-3

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APPENDIX C
Three Month Market Entry Program and EDCA Examples
In order to show how the Three Month Market Entry Program and the EDCA programs work, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only and do not reflect charges under the contract.
Three Month Market Entry Program
The following example demonstrates how the Three Month Market Entry Program operates. This program operates in the same manner as the EDCA Program, except the duration is (3) months. The example assumes that a $12,000 Purchase Payment is allocated to the Three Month Market Entry Program at the beginning of the first month and the first transfer of $4,000 also occurs on that date. The $8,000 remaining after the Three Month Market Entry Program is credited with a 1% effective annual interest rate. The Three Month Market Entry Program transfer amount of $4,000 is determined by dividing the $12,000 allocation amount by 3 (the number of months in the Three Month Market Entry Program). Thereafter, a $4,000 transfer is made from the Three Month Market Entry Program at the beginning of each month. Once three transfers have occurred, a final transfer of interest will be made to the allocation selected.
EDCA Examples with Multiple Purchase Payments
For illustrative purposes in the following examples, the interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,000	$2,000	$10,000	$10,000
2		$2,000	$ 8,025	$ 8,025
3		$2,000	$ 6,044	$ 6,044
C-1

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
4*	$6,000	$3,000	$9,059	$3,059	$6,000
5		$3,000	$6,082	$ 67	$6,015
6		$3,000	$3,097	0	$3,097
7		$3,000	$ 104	0	$ 104
8		$ 105	0	0	0
* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).
12-Month EDCA
The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$24,000	$2,000	$22,000	$22,000
2		$2,000	$20,054	$20,054
3		$2,000	$18,104	$18,104
4		$2,000	$16,148	$16,148
5		$2,000	$14,188	$14,188
6*	$12,000	$3,000	$23,223	$11,223	$12,000
7		$3,000	$20,280	$ 8,251	$12,030
8		$3,000	$17,330	$ 5,271	$12,059
9		$3,000	$14,373	$ 2,284	$12,089
C-2

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
10		$3,000	$11,409	0	$11,409
11		$3,000	$ 8,437	0	$ 8,437
12		$3,000	$ 5,458	0	$ 5,458
13		$3,000	$ 2,471	0	$ 2,471
14		$2,477	0	0	0
* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).
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APPENDIX D
Guaranteed Minimum Income Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See “Living Benefits — Guaranteed Income Benefits.”) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase
D-1

Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges “the Annual Increase Amount”) is the value upon which future income payments can be based.
         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)
(3) The Highest Anniversary Value (HAV)
        Example
         Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional
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payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.
Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus
II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)
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         With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.
(5)	The Guaranteed Principal Option — GMIB Plus II
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.
         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step-Up: Automatic Annual Step-Up — GMIB Plus II
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;
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(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB Plus II rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
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APPENDIX E
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
a.     Lifetime Withdrawal Guarantee II — Proportionate Reduction
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or
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will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
b.     Lifetime Withdrawal Guarantee I — Reduction to Account Value
Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 – $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% × $65,000 = $3,250.
B.    Lifetime Withdrawal Guarantee — Compounding Income Amount
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
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The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 × 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 × 5%).
If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 × 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 × 5%).
If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 × 5%).
(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract anniversary.)

C.     Lifetime Withdrawal Guarantee — Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).
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At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 × 5%).
At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 × 5%).
D.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.
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E.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.
F.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
G.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.
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H.    Enhanced Guaranteed Withdrawal Benefit and GWB I — Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

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2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

I.    Enhanced GWB — How the Optional Reset Works (may be elected prior to age 86)
Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.
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The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.
The period of time over which the Annual Benefit Payment may be taken would be lengthened.

J.    Enhanced GWB — How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)
Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.
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K.    Enhanced GWB and GWB I — Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.
In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

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APPENDIX F
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.
F-1

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	9/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	9/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.
F-2

Compounded-Plus Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C1	Account Value (Highest Anniversary Value)	9/1/2022	$104,000 (= greater of A and B)
C2	5% Annual Increase Amount	9/1/2022	$105,000 (= A × 1.05)
C3	Death Benefit	As of 9/1/2022	$105,000 (= greater of C1 and C2)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E1	Highest Anniversary Value	9/1/2023	$104,000 (= greater of C1 and D)
E2	5% Annual Increase Amount	As of 9/1/2023	$110,250 (= A × 1.05 × 1.05)
E3	Death Benefit	9/1/2023	$110,250 (= greater of E1 and E2)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I1	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E1-(E1 × G))
I2	5% Annual Increase Amount Reduced for Withdrawal	As of 9/2/2023	$99,238 (= E2-(E2 × G). Note: E2 includes additional day of interest at 5%)
I3	Death Benefit	9/2/2023	$99,238 (= greatest of H, I1 and I2)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.
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Enhanced Death Benefit I
The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
         (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)
(2) The Annual Increase Amount
        Example
         Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
        Determining a death benefit based on the Annual Increase Amount
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).
F-4

(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).
        Determining a death benefit based on the Highest Anniversary Value
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.
         The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.
(5) The Optional Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.
The effect of the Optional Step-Up election is:
(1)  The Annual Increase Amount resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount
F-5

(6) The Optional Step-Up: Automatic Annual Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.
F-6

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Variable Annuity Account C
Class L - 4 Year
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 60 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below.

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio
(Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
1

Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.
To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 99 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
2

TABLE OF CONTENTS	Page	Page

3

4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................24
Accumulation Phase........................................................17
Accumulation Unit..........................................................24
Annual Benefit Payment......................................60 and 67
Annuitant........................................................................98
Annuity Date..................................................................40
Annuity Options.............................................................42
Annuity Payments...........................................................40
Annuity Service Center......................................................8
Annuity Units..................................................................41
Beneficiary......................................................................98
Benefit Base.....................................................................66
Business Day...................................................................19
Contract Year.................................................................18
Death Benefit Base..........................................................76
Fixed Account.................................................................17
Free Look........................................................................23
Good Order....................................................................96
Guaranteed Accumulation Amount.................................72
Guaranteed Withdrawal Amount....................................68
GWB Withdrawal Rate...................................................67
Income Base....................................................................48
Income Phase..................................................................17
Investment Portfolios......................................................25
Joint Owners...................................................................98
Owner.............................................................................97
Purchase Payment...........................................................18
Remaining Guaranteed Withdrawal Amount..................59
Separate Account............................................................93
Total Guaranteed Withdrawal Amount...........................58
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HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account,
7

if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
8

FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%

Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
9

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge	1.35%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.60%

Death Benefit Rider Charges (Optional) (Note 3) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%
Optional Death Benefit — Compounded-Plus	0.35%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits (Note 4)	2.20%

Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.
Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit — Compounded-Plus Charge, and the Additional Death Benefit — Earnings Preservation Benefit Charge.
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Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(as a percentage of the Income Base (Note 2))

GMIB Plus II — maximum charge	1.50%
GMIB Plus II — current charge	1.00%

GMIB Plus I — maximum charge	1.50%
GMIB Plus I — current charge	0.80%

GMIB II and GMIB I	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.60%
Single Life version — current charge	1.25%
Joint Life version — maximum charge	1.80%
Joint Life version — current charge	1.50%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	0.95%
Single Life version — current charge	0.50%
Joint Life version — maximum charge	1.40%
Joint Life version — current charge	0.70%

Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
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Guaranteed Withdrawal Benefit Rider Charges
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

Enhanced Guaranteed Withdrawal Benefit — maximum charge	1.00%
Enhanced Guaranteed Withdrawal Benefit — current charge	0.55%

Guaranteed Withdrawal Benefit I — maximum charge	0.95%
Guaranteed Withdrawal Benefit I — current charge	0.50%

Guaranteed Minimum Accumulation Benefit Rider Charge
(as a percentage of the Guaranteed Accumulation Amount (Note 5))	0.75%

Enhanced Death Benefit Rider Charges
(as a percentage of the Death Benefit Base (Note 6))

Enhanced Death Benefit I — maximum charge	1.50%
Enhanced Death Benefit I (issue age 69 or younger) — current charge	0.75%
Enhanced Death Benefit I (issue age 70-75) — current charge	0.95%

Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See “Living Benefits — Guaranteed Minimum Accumulation Benefit” for a definition of the term Guaranteed Accumulation Amount.
Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I.” The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
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The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Portfolio	0.32%	0.55%	0.05%	—	0.92%	—	0.92%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.02%	0.91%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio	0.77%	0.25%	0.04%	—	1.06%	0.05%	1.01%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Wells Capital Management Mid Cap Value Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.08%	1.03%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Frontier Mid Cap Growth Portfolio	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.06%	0.01%	0.62%	—	0.62%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.08%	0.01%	0.69%	—	0.69%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.07%	0.01%	0.63%	—	0.63%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS ® Value Portfolio	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.03%	—	0.76%	0.03%	0.73%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit – Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,344	$2,445	$3,213	$6,701
minimum	$1,268	$2,225	$2,862	$6,084

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$644	$1,905	$3,213	$6,701
minimum	$568	$1,685	$2,862	$6,084

Chart 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,019	$1,454	$1,534	$3,202
minimum	$ 943	$1,226	$1,155	$2,451

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$319	$914	$1,534	$3,202
minimum	$243	$686	$1,155	$2,451
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers (“selling firms”). In
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addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $10,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
•	Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: “Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I,” and “Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
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Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” until the rider terminates.
If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Income Benefits — Description of GMIB Plus I” and “Living Benefits — Guaranteed Withdrawal Benefits — Description of Lifetime Withdrawal Guarantee I.”
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) (you may participate in the EDCA program, subject to restrictions).
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
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We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Investment Allocation Restrictions for Certain Riders
Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I
Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds® Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.
OR
(B) You must allocate:
•	at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;
•	up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
Fixed Account
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
JPMorgan Core Bond Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Western Asset Management U.S. Government Portfolio
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Platform 2
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Brighthouse/Artisan Mid Cap Value Portfolio
Frontier Mid Cap Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Wells Capital Management Mid Cap Value Portfolio
Platform 4
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your
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Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the Invesco Comstock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a
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transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:
1)	you elected only the GMIB Plus II rider, and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II”); or
2)	you elected both the GMIB Plus II and the EDB I, and both riders terminate (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II” and “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I”).
However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase – Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus I”), the restrictions on subsequent Purchase Payments described above will no longer apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your
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Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York
Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see “Investment Options — Dollar Cost Averaging Programs”). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges,
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the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility
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of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the
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Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
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Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
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•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections “Purchase — Allocation of Purchase Payments” and “Purchase — Investment Allocation Restrictions for Certain Riders.”
•	If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section “Living Benefits — Guaranteed Minimum Accumulation Benefit.”
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York
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Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
Baillie Gifford International Stock Portfolio
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by
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operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular
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time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.
2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
•	Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued,
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but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.
The EDCA program is not available in Oregon.
Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Loomis Sayles Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife
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Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Loomis Sayles Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity
Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charges. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
Annual Step-Up Death Benefit	0.20%
Compounded-Plus Death Benefit	0.35%
Additional Death Benefit — Earnings Preservation Benefit	0.25%
Please check with your financial representative regarding which death benefits are available in your state.
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If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see “Death Benefit — Optional Death Benefit — Enhanced Death Benefit I” for a discussion of how the Death Benefit Base is determined).
If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.
The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.
For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.
For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Minimum Income Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) This charge compensates us generally for the costs and risks we assume
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in providing the benefit. The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or
•	the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)
If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued on or before April 29, 2005 for which the GMIB II or the GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See “Death Benefit.”) For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit.
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Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee (LWG) rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider, the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge for the LWG riders and GWB riders compensate us generally for the costs and risks we assume in providing the benefit. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.
For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit” and “Description of the Guaranteed Withdrawal Benefit I” for information on Optional Resets.)
If you make a full withdrawal (surrender) of your Account Value, you apply all of your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.
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(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit Riders — Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit Riders — Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.
The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.
Guaranteed Minimum Accumulation Benefit — Rider Charge
If you elected the GMAB rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro
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rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a
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physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of
$25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity
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Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions imposed by your selling firm, and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
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Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
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Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit
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value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract
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Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” and “Death Benefit” sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
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We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders — guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:
Guaranteed Income Benefits
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)
•	Guaranteed Minimum Income Benefit (GMIB I and GMIB II)
Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee (LWG I and LWG II)
•	Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)
•	Guaranteed Withdrawal Benefit I (GWB I)
The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned.
Guaranteed Asset Accumulation Benefit
On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the
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conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB
II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB
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rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
GMIB Plus I, GMIB Plus II, GMIB I, GMIB II and Qualified Contracts. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.
(See Appendix D for examples of the GMIB.)
Description of GMIB Plus II
In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and
(ii)    is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:
(1)	The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(2)	If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
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(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)
In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will restart the 10-year waiting period. In addition, we may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual
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Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”) If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for
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GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will continue to apply.
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the GMIB Plus II Rider. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the GMIB Plus II rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. The GMIB payout rates are enhanced under the following circumstances. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if:
•	you take no withdrawals prior to age 60;
•	your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is
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based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Plus II Rider. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will continue to apply.
For contracts issued with the GMIB Plus II rider from February 24, 2009 through May 1, 2009, the following differences apply:
(1)	The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
(2)	If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another
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payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.
(3)	The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(4)	Different investment allocation restrictions apply. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) (5)
If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
(6)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(7)	The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
For contracts issued with the GMIB Plus II rider on or before February 23, 2009, differences (1) through (5) above apply, and the following replaces differences (6) and (7):
(6)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(7)	The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
(See Appendix D for examples illustrating the operation of the GMIB Plus II.)
Description of GMIB Plus I
In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:
(1)    The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter.
(2)    An “Optional Step-Up” under the GMIB Plus II rider is referred to as an “Optional Reset” under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.
(3)    If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1,
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2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
(4)    The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.
(5)    We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.
(6)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(7)    Termination provision g) above does not apply, and the following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
and the following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above
(because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(8)    The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(9)    If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
(10)  If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
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(o)	the MetLife Aggregate Bond Index Portfolio
(p)	the MetLife Multi-Index Targeted Risk Portfolio
(q)	the PanAgora Global Diversified Risk Portfolio
(r)	the Schroders Global Multi-Asset Portfolio
(s)	the SSGA Growth and Income ETF Portfolio
(t)	the SSGA Growth ETF Portfolio
(u)	the Western Asset Management Government Income Portfolio
If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
For contracts issued before July 16, 2007, the enhanced GMIB payout rates described in item (9) above will not be applied.
For contracts issued before February 26, 2007, we offered a version of the GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
For contracts issued before February 27, 2006, you may elect an Optional Reset under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
Description of GMIB II
In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:
(1)    The rider charge for GMIB II is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:
a.    the annual increase rate is 5% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter, and
b.    the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.
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(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
(13)    Subsequent Purchase Payments are not currently restricted under the GMIB II rider.
(See Appendix D for examples illustrating the operation of GMIB II.)
Description of GMIB I
In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.
GMIB I is identical to GMIB II, with the following exceptions:
(1)    The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:
a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;
b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner’s 81st birthday and 0% thereafter; and
c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(2)    The following replaces termination provision d), above:
Death of the Owner or death of the Annuitant if a non-natural person owns the contract.
(3)    If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small
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Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See “Death Benefit — General Death Benefit Provisions.”) In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base (as described below) under the Enhanced GWB and GWB I, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit
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Payment, the total payments that the guaranteed withdrawal benefit riders guarantee that you or your Beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the initial Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders. This reduction may be significant and means that return of your Purchase Payments may be lost. The rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first four years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base for the Enhanced GWB and GWB I or the Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders at the time of the withdrawal, if the Benefit Base or Remaining Guaranteed Withdrawal Amount is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.
(See Appendix E for examples of the GWB riders.)
Description of the Lifetime Withdrawal Guarantee II
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract
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Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
7.25% Compounding Income Amount. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed
Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Automatic Annual Step-Up. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and
•	may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic
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Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
For contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining
Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation). Therefore, you will be guaranteed income for life.
•	If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount once you make your second withdrawal. However, if
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you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, “A. Lifetime Withdrawal Guarantee – 2. When Withdrawals Do Exceed the Annual Benefit Payment – a. Lifetime Withdrawal Guarantee II – Proportionate Reduction.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to
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fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the LWG II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Joint Life Version. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See “Automatic Annual Step-Up” above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1⁄2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see “Annual Benefit Payment” above).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
For contracts issued on or before February 23, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I” will no longer apply. The variable annuity contract, however, will continue.
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If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be
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taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal
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Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed
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Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Multi-Index Targeted Risk Portfolio
(p)	the PanAgora Global Diversified Risk Portfolio
(q)	the Schroders Global Multi-Asset Portfolio
(r)	the SSGA Growth and Income ETF Portfolio
(s)	the SSGA Growth ETF Portfolio
(t)	the Western Asset Management Government Income Portoflio
You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Description of the Enhanced Guaranteed Withdrawal Benefit
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;
•	Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus Amount;
•	Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and
•	If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), or
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results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.
(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the
GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born or or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB rider charge as a percentage of the Guaranteed
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Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.
An Optional Reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;
•	Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
•	Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.
You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).
We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.
If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.
In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)
It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise,
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you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.
Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
For contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.
Cancellation of the Enhanced GWB Rider. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.
Termination of the Enhanced GWB Rider. The Enhanced GWB rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;
(5)    a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);
(6)    the effective date of cancellation of the rider; or
(7)    the termination of your contract.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the
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amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Enhanced GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, our current established administrative procedures, and applicable state law). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.
Description of the Guaranteed Withdrawal Benefit I
The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider
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following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.
By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GWB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Guaranteed Minimum Accumulation Benefit
The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the “Rider Maturity Date”). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.
If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios (see the “Original Investment Portfolios” in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase
Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:
Original Investment Portfolio	Guaranteed Amount (% of Purchase Payments)	Years to Rider Maturity Date
MetLife Defensive Strategy Portfolio(1)	130%	10 years
MetLife Moderate Strategy Portfolio(2)	120%	10 years
MetLife Balanced Strategy Portfolio(3)	110%	10 years

(1)    Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(2)    Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(3)    Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.
The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.
Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds® Moderate Allocation Portfolio of Brighthouse Funds Trust I.
For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the “Investment Portfolio Fees and Expenses” section and Appendix B of this prospectus.
This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB
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or GWB rider or the Enhanced Death Benefit rider in effect at the same time.
Benefit Description. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the “GMAB Eligibility Period”), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the “Guaranteed Accumulation Amount.” The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.
Example:
Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.
At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the “Guaranteed Accumulation Payment.”) The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).
If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.
If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.
Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the
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Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.
Example:
Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).
In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMAB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Rider Termination. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.
Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
Cancellation. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GMAB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
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For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit — Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary.
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Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix F for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.
If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date.”
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name
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after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix F for examples of the Annual Step-Up death benefit rider.)
Optional Death Benefit — Enhanced Death
Benefit I
In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the “Guaranteed Minimum Death Benefit” or GMDB.
If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the Death Benefit Base.
The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.
The Death Benefit Base is the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately
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preceding the Owner’s 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.
For contracts issued based on applications and necessary information received in Good Order at our Annuity Service Center on or before May 1, 2009, we offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see “Purchase — Investment Allocation Restrictions for Certain Riders”); and (c) different rider charges apply (see “Expenses — Death Benefit Rider Charges”).
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Optional Step-Up. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(a)    Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and
(b)    May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge
(1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.
When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:
1)    a one time Optional Step-Up at any contract anniversary; or
2)    Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.
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You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.
Investment Allocation Restrictions. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”) If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”
Termination of the Enhanced Death Benefit I. The Enhanced Death Benefit I will terminate upon the earliest of:
a)    The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);
b)    The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;
c)    The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);
d)    A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
e)    The date you assign your contract (a pro rata portion of the rider charge will be assessed);
f)    The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
g)    Termination of the contract to which this rider is attached.
Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code of 1986, as amended (“Code”) to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
The EDB I Rider and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions; or
(2)    Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.
If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10
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Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.
(See Appendix F for examples of the Enhanced Death Benefit I.)
Optional Death Benefit — Compounded-Plus
In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:
(a)    for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and
(b)    for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).
(See Appendix F for examples of the Compounded-Plus death benefit rider.)
Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details). The Earnings Preservation Benefit is not available in Washington.
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage”(determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit under your contract; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial
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withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage”(determined in accordance with the table below) times the result of (a) - (b), where:
(a)	is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.

Issue Age	Benefit Percentage
Ages 69 or younger	40%
Ages 70-79	25%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
(See Appendix F for examples of the Earnings Preservation Benefit rider.)
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
Please check with your financial representative regarding the availability of the following in your state.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit
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would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your
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contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever
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is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise
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fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
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The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments)
are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a
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particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase
Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:
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The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the
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commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an
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“eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each
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403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)
related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be
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limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes
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when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto
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Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
BLIC
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance
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company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
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Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation
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of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact
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on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
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•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the
Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
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Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
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APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed
Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.137177	10.427165	0.0000
01/01/2013 to 12/31/2013	10.427165	11.337229	0.0000
01/01/2014 to 12/31/2014	11.337229	11.905492	0.0000
01/01/2015 to 12/31/2015	11.905492	11.713876	0.0000
01/01/2016 to 12/31/2016	11.713876	11.871062	0.0000
01/01/2017 to 12/31/2017	11.871062	13.195047	0.0000
01/01/2018 to 12/31/2018	13.195047	12.006747	0.0000
01/01/2019 to 12/31/2019	12.006747	13.868456	0.0000
01/01/2020 to 12/31/2020	13.868456	14.391518	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.679446	9.267807	39,385.4886
01/01/2012 to 12/31/2012	9.267807	10.291548	39,903.6892
01/01/2013 to 12/31/2013	10.291548	11.933413	44,394.2386
01/01/2014 to 12/31/2014	11.933413	12.379902	44,374.8707
01/01/2015 to 12/31/2015	12.379902	12.025044	43,859.7413
01/01/2016 to 12/31/2016	12.025044	12.682100	42,490.2047
01/01/2017 to 12/31/2017	12.682100	14.498349	40,398.3677
01/01/2018 to 12/31/2018	14.498349	13.569653	39,082.6780
01/01/2019 to 12/31/2019	13.569653	15.866417	32,881.3186
01/01/2020 to 12/31/2020	15.866417	17.936772	31,537.8150

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.206817	8.580581	3,028.8035
01/01/2012 to 12/31/2012	8.580581	9.749123	3,350.6089
01/01/2013 to 12/31/2013	9.749123	11.931630	15,052.6034
01/01/2014 to 12/31/2014	11.931630	12.417566	15,990.4103
01/01/2015 to 12/31/2015	12.417566	12.055523	17,324.2427
01/01/2016 to 12/31/2016	12.055523	12.849736	11,445.7921
01/01/2017 to 12/31/2017	12.849736	15.254390	25,331.2969
01/01/2018 to 12/31/2018	15.254390	14.059773	22,744.1679
01/01/2019 to 12/31/2019	14.059773	17.004760	14,445.2756
01/01/2020 to 12/31/2020	17.004760	19.449173	7,174.4031
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.008354	8.407199	11,170.2372
01/01/2012 to 12/31/2012	8.407199	9.655225	31,324.6910
01/01/2013 to 12/31/2013	9.655225	12.258496	41,830.7253
01/01/2014 to 12/31/2014	12.258496	12.973106	37,421.9862
01/01/2015 to 12/31/2015	12.973106	13.514614	16,581.1903
01/01/2016 to 12/31/2016	13.514614	14.423545	18,513.0850
01/01/2017 to 12/31/2017	14.423545	18.047748	17,860.0978
01/01/2018 to 12/31/2018	18.047748	17.564723	17,194.4108
01/01/2019 to 12/31/2019	17.564723	22.395382	16,763.6539
01/01/2020 to 12/31/2020	22.395382	33.218664	16,184.4260
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.919631	9.722805	62,866.3212
01/01/2012 to 12/31/2012	9.722805	10.540983	55,015.4326
01/01/2013 to 12/31/2013	10.540983	11.705836	51,475.9489
01/01/2014 to 12/31/2014	11.705836	12.149013	51,496.8048
01/01/2015 to 12/31/2015	12.149013	11.798346	51,049.2059
01/01/2016 to 12/31/2016	11.798346	12.351057	48,800.1324
01/01/2017 to 12/31/2017	12.351057	13.649611	45,924.8714
01/01/2018 to 12/31/2018	13.649611	12.894996	38,997.1081
01/01/2019 to 12/31/2019	12.894996	14.652485	36,917.7176
01/01/2020 to 12/31/2020	14.652485	16.194835	58,147.4667
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.061450	11.404244	1,312.2657
01/01/2013 to 12/31/2013	11.404244	10.777728	1,232.3836
01/01/2014 to 12/31/2014	10.777728	10.964671	1,232.3836
01/01/2015 to 12/31/2015	10.964671	9.699167	1,232.3836
01/01/2016 to 12/31/2016	9.699167	10.338376	1,232.3836
01/01/2017 to 12/31/2017	10.338376	11.105457	713.0831
01/01/2018 to 12/31/2018	11.105457	10.172823	0.0000
01/01/2019 to 12/31/2019	10.172823	11.933579	0.0000
01/01/2020 to 12/31/2020	11.933579	12.026266	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.894088	10.159794	0.0000
01/01/2013 to 12/31/2013	10.159794	10.963277	8,606.6918
01/01/2014 to 12/31/2014	10.963277	11.359176	7,890.3923
01/01/2015 to 12/31/2015	11.359176	11.099891	0.0000
01/01/2016 to 12/31/2016	11.099891	11.339552	0.0000
01/01/2017 to 12/31/2017	11.339552	12.569868	0.0000
01/01/2018 to 12/31/2018	12.569868	11.411538	0.0000
01/01/2019 to 12/31/2019	11.411538	13.465731	0.0000
01/01/2020 to 12/31/2020	13.465731	13.739749	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.513704	18.536366	4,604.7618
01/01/2012 to 12/31/2012	18.536366	21.130475	391.4248
01/01/2013 to 12/31/2013	21.130475	22.599990	2,349.8603
01/01/2014 to 12/31/2014	22.599990	22.836747	3,297.5201
01/01/2015 to 12/31/2015	22.836747	21.435628	3,076.9504
01/01/2016 to 12/31/2016	21.435628	23.900382	3,062.1514
01/01/2017 to 12/31/2017	23.900382	25.196074	2,406.4698
01/01/2018 to 12/31/2018	25.196074	23.936656	1,975.9781
01/01/2019 to 12/31/2019	23.936656	26.893845	1,855.2088
01/01/2020 to 12/31/2020	26.893845	28.281793	1,766.9036
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.045619	10.181589	204,771.2097
01/01/2012 to 12/31/2012	10.181589	11.626269	202,553.9723
01/01/2013 to 12/31/2013	11.626269	14.729326	176,731.3417
01/01/2014 to 12/31/2014	14.729326	15.142002	151,944.9075
01/01/2015 to 12/31/2015	15.142002	14.514996	120,856.5084
01/01/2016 to 12/31/2016	14.514996	15.474008	140,493.3008
01/01/2017 to 12/31/2017	15.474008	18.610199	138,924.8787
01/01/2018 to 12/31/2018	18.610199	16.370738	135,892.3888
01/01/2019 to 12/31/2019	16.370738	20.415601	78,415.6332
01/01/2020 to 12/31/2020	20.415601	23.747125	52,410.9063
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.920830	10.325525	0.0000
01/01/2013 to 12/31/2013	10.325525	11.551525	40,958.4756
01/01/2014 to 12/31/2014	11.551525	12.390449	95,880.8118
01/01/2015 to 12/31/2015	12.390449	11.625355	87,628.9097
01/01/2016 to 12/31/2016	11.625355	12.323716	104,890.3718
01/01/2017 to 12/31/2017	12.323716	14.266596	62,690.7698
01/01/2018 to 12/31/2018	14.266596	12.927021	64,130.6948
01/01/2019 to 12/31/2019	12.927021	15.625816	57,918.5117
01/01/2020 to 12/31/2020	15.625816	17.198845	41,664.5467
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.692458	14.862668	32,276.3591
01/01/2012 to 12/31/2012	14.862668	17.152563	27,381.5469
01/01/2013 to 12/31/2013	17.152563	22.223982	26,640.7679
01/01/2014 to 12/31/2014	22.223982	22.113274	25,889.0454
01/01/2015 to 12/31/2015	22.113274	20.462031	24,545.7351
01/01/2016 to 12/31/2016	20.462031	26.273290	22,757.4339
01/01/2017 to 12/31/2017	26.273290	28.710291	19,494.8603
01/01/2018 to 12/31/2018	28.710291	23.803960	15,561.2155
01/01/2019 to 12/31/2019	23.803960	29.987046	15,278.8840
01/01/2020 to 12/31/2020	29.987046	29.164808	15,696.6626

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.111688	9.632356	12,706.3741
01/01/2012 to 12/31/2012	9.632356	11.202058	5,233.0485
01/01/2013 to 12/31/2013	11.202058	10.412422	16,522.0012
01/01/2014 to 12/31/2014	10.412422	9.521556	16,226.3419
01/01/2015 to 12/31/2015	9.521556	8.027666	15,025.3755
01/01/2016 to 12/31/2016	8.027666	8.756263	14,570.5615
01/01/2017 to 12/31/2017	8.756263	10.993013	11,496.5048
01/01/2018 to 12/31/2018	10.993013	9.227523	7,918.1306
01/01/2019 to 12/31/2019	9.227523	10.899730	7,636.1789
01/01/2020 to 12/31/2020	10.899730	13.572490	7,123.0665
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.167529	10.146507	0.0000
01/01/2012 to 12/31/2012	10.146507	10.652134	0.0000
01/01/2013 to 12/31/2013	10.652134	10.820093	6,412.6249
01/01/2014 to 12/31/2014	10.820093	10.662557	6,648.4053
01/01/2015 to 12/31/2015	10.662557	10.343429	6,584.4745
01/01/2016 to 12/31/2016	10.343429	11.056231	6,514.8578
01/01/2017 to 12/31/2017	11.056231	11.214053	8,971.1745
01/01/2018 to 12/31/2018	11.214053	11.002770	8,892.8857
01/01/2019 to 12/31/2019	11.002770	11.519814	8,035.9096
01/01/2020 to 12/31/2020	11.519814	11.500831	7,354.0521
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.986988	9.714258	0.0000
01/01/2012 to 12/31/2012	9.714258	9.919665	12,933.1575
01/01/2013 to 12/31/2013	9.919665	9.816446	25,528.6290
01/01/2014 to 12/31/2014	9.816446	9.704415	24,486.4556
01/01/2015 to 12/31/2015	9.704415	9.434146	28,124.5028
01/01/2016 to 12/31/2016	9.434146	9.518043	24,425.7629
01/01/2017 to 12/31/2017	9.518043	9.435484	28,397.5628
01/01/2018 to 12/31/2018	9.435484	9.269343	28,217.5148
01/01/2019 to 12/31/2019	9.269343	9.488021	27,502.4605
01/01/2020 to 12/31/2020	9.488021	9.478072	26,873.8860
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.039017	11.738652	0.0000
01/01/2012 to 12/31/2012	11.738652	13.122429	0.0000
01/01/2013 to 12/31/2013	13.122429	12.970052	0.0000
01/01/2014 to 12/31/2014	12.970052	12.832512	0.0000
01/01/2015 to 12/31/2015	12.832512	12.031019	0.0000
01/01/2016 to 12/31/2016	12.031019	11.872160	0.0000
01/01/2017 to 12/31/2017	11.872160	11.630756	0.0000
01/01/2018 to 12/31/2018	11.630756	11.490410	0.0000
01/01/2019 to 12/31/2019	11.490410	11.371618	0.0000
01/01/2020 to 12/31/2020	11.371618	10.466386	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.520294	12.487734	31,116.9594
01/01/2012 to 12/31/2012	12.487734	15.389257	31,272.9932
01/01/2013 to 12/31/2013	15.389257	15.588127	35,348.7421
01/01/2014 to 12/31/2014	15.588127	17.272118	31,356.6906
01/01/2015 to 12/31/2015	17.272118	16.659426	30,084.5893
01/01/2016 to 12/31/2016	16.659426	16.439431	29,147.6801
01/01/2017 to 12/31/2017	16.439431	17.810856	28,287.6420
01/01/2018 to 12/31/2018	17.810856	15.914872	27,470.3549
01/01/2019 to 12/31/2019	15.914872	19.431257	27,002.6484
01/01/2020 to 12/31/2020	19.431257	18.053519	27,163.3312
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.762814	15.738457	35,944.7791
01/01/2012 to 12/31/2012	15.738457	19.897599	28,135.6916
01/01/2013 to 12/31/2013	19.897599	25.399575	28,968.9927
01/01/2014 to 12/31/2014	25.399575	23.408161	27,096.3802
01/01/2015 to 12/31/2015	23.408161	21.863195	26,215.5166
01/01/2016 to 12/31/2016	21.863195	23.136460	25,822.9621
01/01/2017 to 12/31/2017	23.136460	29.521880	22,939.2626
01/01/2018 to 12/31/2018	29.521880	21.953280	20,805.7185
01/01/2019 to 12/31/2019	21.953280	26.741163	21,499.8988
01/01/2020 to 12/31/2020	26.741163	27.496495	21,384.6540
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010580	1.042242	310,133.8216
01/01/2013 to 12/31/2013	1.042242	1.038538	32,930.1252
01/01/2014 to 12/31/2014	1.038538	1.072636	31,449.1248
01/01/2015 to 12/31/2015	1.072636	1.005168	0.0000
01/01/2016 to 12/31/2016	1.005168	1.098508	0.0000
01/01/2017 to 12/31/2017	1.098508	1.182144	0.0000
01/01/2018 to 12/31/2018	1.182144	1.081869	0.0000
01/01/2019 to 12/31/2019	1.081869	1.220041	0.0000
01/01/2020 to 12/31/2020	1.220041	1.314397	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.839688	9.483231	7,146.3914
01/01/2012 to 12/31/2012	9.483231	10.985717	10,738.8209
01/01/2013 to 12/31/2013	10.985717	14.549885	18,386.6525
01/01/2014 to 12/31/2014	14.549885	15.558707	18,375.6213
01/01/2015 to 12/31/2015	15.558707	14.311294	17,621.9386
01/01/2016 to 12/31/2016	14.311294	16.421591	17,377.6227
01/01/2017 to 12/31/2017	16.421591	18.960390	12,392.0553
01/01/2018 to 12/31/2018	18.960390	16.291216	6,757.6350
01/01/2019 to 12/31/2019	16.291216	19.913904	6,787.6523
01/01/2020 to 12/31/2020	19.913904	19.380758	6,812.5182

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.956905	14.473874	13,883.9484
01/01/2012 to 12/31/2012	14.473874	16.738361	13,310.2012
01/01/2013 to 12/31/2013	16.738361	22.952888	13,056.0525
01/01/2014 to 12/31/2014	22.952888	24.229663	12,586.6309
01/01/2015 to 12/31/2015	24.229663	23.297109	12,566.6517
01/01/2016 to 12/31/2016	23.297109	25.396176	11,728.3706
01/01/2017 to 12/31/2017	25.396176	31.139063	9,129.9444
01/01/2018 to 12/31/2018	31.139063	27.701777	7,509.7099
01/01/2019 to 12/31/2019	27.701777	33.713586	7,041.2782
01/01/2020 to 12/31/2020	33.713586	51.698463	6,205.3732
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.791288	10.209925	5,531.8898
01/01/2014 to 12/31/2014	10.209925	10.496346	5,531.8898
01/01/2015 to 12/31/2015	10.496346	10.317531	6,762.0101
01/01/2016 to 12/31/2016	10.317531	10.318093	6,749.7209
01/01/2017 to 12/31/2017	10.318093	10.428466	10,641.0235
01/01/2018 to 12/31/2018	10.428466	10.202509	10,482.2215
01/01/2019 to 12/31/2019	10.202509	10.800388	7,978.4048
01/01/2020 to 12/31/2020	10.800388	11.398588	7,931.3581
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.135640	10.489688	9,798.0645
01/01/2012 to 12/31/2012	10.489688	10.764647	5,531.8906
01/01/2013 to 04/26/2013	10.764647	10.736012	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012635	1.044277	358,103.7596
01/01/2013 to 12/31/2013	1.044277	1.133792	0.0000
01/01/2014 to 12/31/2014	1.133792	1.186490	0.0000
01/01/2015 to 12/31/2015	1.186490	1.171051	0.0000
01/01/2016 to 12/31/2016	1.171051	1.178825	0.0000
01/01/2017 to 12/31/2017	1.178825	1.345348	0.0000
01/01/2018 to 12/31/2018	1.345348	1.221323	49,904.1229
01/01/2019 to 12/31/2019	1.221323	1.396816	45,886.4695
01/01/2020 to 12/31/2020	1.396816	1.533397	42,265.7752
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996741	1.034678	0.0000
01/01/2015 to 12/31/2015	1.034678	1.002206	0.0000
01/01/2016 to 12/31/2016	1.002206	0.999957	0.0000
01/01/2017 to 12/31/2017	0.999957	1.129775	0.0000
01/01/2018 to 04/30/2018	1.129775	1.098891	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.564008	12.108903	1,791.0493
01/01/2012 to 12/31/2012	12.108903	13.849513	3,749.4724
01/01/2013 to 12/31/2013	13.849513	15.868774	3,842.4652
01/01/2014 to 12/31/2014	15.868774	16.061684	3,877.5231
01/01/2015 to 12/31/2015	16.061684	15.905055	2,959.6893
01/01/2016 to 12/31/2016	15.905055	16.302253	2,956.2620
01/01/2017 to 12/31/2017	16.302253	19.611836	2,953.0202
01/01/2018 to 12/31/2018	19.611836	18.149134	2,450.8332
01/01/2019 to 12/31/2019	18.149134	22.641154	2,450.8332
01/01/2020 to 12/31/2020	22.641154	25.422410	2,450.8332

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.105657	7.177090	14,483.6250
01/01/2012 to 12/31/2012	7.177090	8.319389	13,864.0230
01/01/2013 to 12/31/2013	8.319389	11.849741	19,746.3935
01/01/2014 to 12/31/2014	11.849741	13.781969	21,210.2357
01/01/2015 to 12/31/2015	13.781969	12.937806	38,925.4552
01/01/2016 to 12/31/2016	12.937806	12.995520	14,634.2086
01/01/2017 to 12/31/2017	12.995520	15.053926	17,649.0934
01/01/2018 to 12/31/2018	15.053926	13.685175	16,567.7327
01/01/2019 to 12/31/2019	13.685175	16.542688	16,091.8200
01/01/2020 to 12/31/2020	16.542688	21.397271	12,006.7335
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	123.492816	111.695374	0.0000
01/01/2012 to 12/31/2012	111.695374	133.852189	26.3620
01/01/2013 to 12/31/2013	133.852189	168.632516	98.1600
01/01/2014 to 04/25/2014	168.632516	175.156313	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.406271	6.794109	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.755316	11.185657	0.0000
01/01/2014 to 12/31/2014	11.185657	11.955623	0.0000
01/01/2015 to 12/31/2015	11.955623	11.553721	0.0000
01/01/2016 to 12/31/2016	11.553721	11.795271	0.0000
01/01/2017 to 12/31/2017	11.795271	13.332965	8,816.4174
01/01/2018 to 12/31/2018	13.332965	12.104166	5,001.8474
01/01/2019 to 12/31/2019	12.104166	14.411557	4,599.1615
01/01/2020 to 12/31/2020	14.411557	15.021634	4,236.2633
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.643664	11.917182	21,152.8980
01/01/2012 to 12/31/2012	11.917182	13.604147	19,738.5867
01/01/2013 to 12/31/2013	13.604147	15.871003	18,431.0029
01/01/2014 to 12/31/2014	15.871003	14.446613	16,951.5752
01/01/2015 to 12/31/2015	14.446613	13.881520	19,118.5393
01/01/2016 to 12/31/2016	13.881520	13.460577	18,352.6682
01/01/2017 to 12/31/2017	13.460577	16.876169	13,736.8572
01/01/2018 to 12/31/2018	16.876169	14.196469	11,341.1980
01/01/2019 to 12/31/2019	14.196469	17.819782	9,700.7058
01/01/2020 to 12/31/2020	17.819782	19.699949	8,977.0956
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999699	1.029884	0.0000
01/01/2015 to 12/31/2015	1.029884	0.952289	0.0000
01/01/2016 to 12/31/2016	0.952289	1.035192	0.0000
01/01/2017 to 12/31/2017	1.035192	1.140312	0.0000
01/01/2018 to 12/31/2018	1.140312	1.030681	0.0000
01/01/2019 to 12/31/2019	1.030681	1.230015	0.0000
01/01/2020 to 12/31/2020	1.230015	1.345736	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.955862	14.086822	48,518.2876
01/01/2012 to 12/31/2012	14.086822	15.036974	39,523.4351
01/01/2013 to 12/31/2013	15.036974	13.345355	32,698.0802
01/01/2014 to 12/31/2014	13.345355	13.432653	26,895.3101
01/01/2015 to 12/31/2015	13.432653	12.731644	27,051.6710
01/01/2016 to 12/31/2016	12.731644	13.075339	25,017.7412
01/01/2017 to 12/31/2017	13.075339	13.235169	20,817.3925
01/01/2018 to 12/31/2018	13.235169	12.633722	14,934.0908
01/01/2019 to 12/31/2019	12.633722	13.380958	14,298.3246
01/01/2020 to 12/31/2020	13.380958	14.599838	13,372.3701
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.405575	15.548946	53,642.0033
01/01/2012 to 12/31/2012	15.548946	16.618896	55,099.4435
01/01/2013 to 12/31/2013	16.618896	15.945861	55,477.4702
01/01/2014 to 12/31/2014	15.945861	16.252771	49,820.3159
01/01/2015 to 12/31/2015	16.252771	15.899898	42,328.6987
01/01/2016 to 12/31/2016	15.899898	15.959846	39,494.6162
01/01/2017 to 12/31/2017	15.959846	16.316216	37,844.6620
01/01/2018 to 12/31/2018	16.316216	15.922565	35,965.8685
01/01/2019 to 12/31/2019	15.922565	16.894134	35,324.7640
01/01/2020 to 12/31/2020	16.894134	17.932476	34,973.2529
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.213865	10.693058	44,187.3798
01/01/2014 to 12/31/2014	10.693058	11.364266	86,590.5996
01/01/2015 to 12/31/2015	11.364266	10.977845	82,378.7102
01/01/2016 to 12/31/2016	10.977845	11.229308	81,810.9186
01/01/2017 to 12/31/2017	11.229308	12.795187	30,249.5602
01/01/2018 to 04/30/2018	12.795187	12.205635	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010613	1.062291	0.0000
01/01/2013 to 12/31/2013	1.062291	1.144248	13,951.0865
01/01/2014 to 12/31/2014	1.144248	1.205978	13,951.0865
01/01/2015 to 12/31/2015	1.205978	1.169364	13,951.0865
01/01/2016 to 12/31/2016	1.169364	1.208588	13,951.0865
01/01/2017 to 12/31/2017	1.208588	1.351394	100,994.5017
01/01/2018 to 12/31/2018	1.351394	1.197254	136,601.9359
01/01/2019 to 12/31/2019	1.197254	1.422925	128,273.7652
01/01/2020 to 12/31/2020	1.422925	1.421213	120,867.0634
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.201756	11.074793	16,430.8271
01/01/2012 to 12/31/2012	11.074793	12.224092	6,050.8047
01/01/2013 to 12/31/2013	12.224092	13.504487	11,265.8280
01/01/2014 to 12/31/2014	13.504487	13.978411	11,232.6790
01/01/2015 to 12/31/2015	13.978411	13.405758	11,196.6169
01/01/2016 to 12/31/2016	13.405758	13.872604	11,161.2381
01/01/2017 to 12/31/2017	13.872604	15.724032	11,127.3790
01/01/2018 to 12/31/2018	15.724032	14.377205	11,093.4009
01/01/2019 to 12/31/2019	14.377205	16.822310	11,057.7653
01/01/2020 to 12/31/2020	16.822310	18.072427	10,239.9113

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.797232	10.337860	0.0000
01/01/2012 to 12/31/2012	10.337860	11.631841	3,257.4388
01/01/2013 to 12/31/2013	11.631841	13.435197	3,257.4388
01/01/2014 to 12/31/2014	13.435197	13.849790	0.0000
01/01/2015 to 12/31/2015	13.849790	13.235272	315.1218
01/01/2016 to 12/31/2016	13.235272	13.838014	312.2851
01/01/2017 to 12/31/2017	13.838014	16.196116	309.6699
01/01/2018 to 12/31/2018	16.196116	14.455992	307.2363
01/01/2019 to 12/31/2019	14.455992	17.315287	304.6667
01/01/2020 to 12/31/2020	17.315287	18.758140	302.3192
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.104835	43.294716	28,155.3213
01/01/2012 to 12/31/2012	43.294716	49.961415	24,817.3057
01/01/2013 to 12/31/2013	49.961415	65.382408	22,327.6859
01/01/2014 to 12/31/2014	65.382408	72.453948	21,145.0617
01/01/2015 to 12/31/2015	72.453948	68.335562	18,685.7773
01/01/2016 to 12/31/2016	68.335562	77.506999	18,309.9455
01/01/2017 to 12/31/2017	77.506999	88.676616	16,682.5482
01/01/2018 to 12/31/2018	88.676616	78.792132	14,636.9009
01/01/2019 to 12/31/2019	78.792132	97.516188	14,084.0613
01/01/2020 to 12/31/2020	97.516188	98.125487	13,971.2340
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.856625	9.483678	34,716.9043
01/01/2012 to 12/31/2012	9.483678	10.545524	26,866.2455
01/01/2013 to 12/31/2013	10.545524	14.089700	25,194.7129
01/01/2014 to 12/31/2014	14.089700	15.543858	25,554.9481
01/01/2015 to 12/31/2015	15.543858	16.220374	16,636.0829
01/01/2016 to 12/31/2016	16.220374	16.853696	15,748.1748
01/01/2017 to 12/31/2017	16.853696	20.567783	19,099.9418
01/01/2018 to 12/31/2018	20.567783	19.676839	15,252.8828
01/01/2019 to 12/31/2019	19.676839	25.228930	14,030.8420
01/01/2020 to 12/31/2020	25.228930	30.580926	10,567.2136
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.028309	21.695017	0.0000
01/01/2012 to 12/31/2012	21.695017	24.339394	1,337.3265
01/01/2013 to 12/31/2013	24.339394	31.025597	9,358.9204
01/01/2014 to 12/31/2014	31.025597	33.277255	9,429.0108
01/01/2015 to 12/31/2015	33.277255	29.629267	9,075.5451
01/01/2016 to 12/31/2016	29.629267	33.478346	8,289.6652
01/01/2017 to 12/31/2017	33.478346	35.855170	8,102.0818
01/01/2018 to 12/31/2018	35.855170	31.511823	7,762.4117
01/01/2019 to 12/31/2019	31.511823	39.761207	4,417.6579
01/01/2020 to 12/31/2020	39.761207	41.864813	4,351.2788

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.715813	13.490166	27,273.5670
01/01/2012 to 12/31/2012	13.490166	15.585846	21,984.7226
01/01/2013 to 12/31/2013	15.585846	20.224987	19,202.9757
01/01/2014 to 12/31/2014	20.224987	22.402232	18,600.6441
01/01/2015 to 12/31/2015	22.402232	19.916284	16,442.4854
01/01/2016 to 12/31/2016	19.916284	22.051428	16,060.7329
01/01/2017 to 12/31/2017	22.051428	23.900700	15,460.7178
01/01/2018 to 12/31/2018	23.900700	20.270458	9,272.2239
01/01/2019 to 12/31/2019	20.270458	26.875269	8,930.4532
01/01/2020 to 12/31/2020	26.875269	27.002530	8,952.5153
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.686059	10.793183	0.0000
01/01/2013 to 12/31/2013	10.793183	10.081120	0.0000
01/01/2014 to 12/31/2014	10.081120	10.606986	0.0000
01/01/2015 to 12/31/2015	10.606986	10.420799	0.0000
01/01/2016 to 12/31/2016	10.420799	10.328333	0.0000
01/01/2017 to 12/31/2017	10.328333	10.366897	0.0000
01/01/2018 to 12/31/2018	10.366897	10.133502	0.0000
01/01/2019 to 12/31/2019	10.133502	10.655848	0.0000
01/01/2020 to 12/31/2020	10.655848	11.223586	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.795602	9.600403	1,752.7741
01/01/2014 to 12/31/2014	9.600403	9.077477	1,750.3924
01/01/2015 to 12/31/2015	9.077477	8.687212	1,748.0600
01/01/2016 to 12/31/2016	8.687212	8.927415	1,745.5231
01/01/2017 to 12/31/2017	8.927415	11.780967	1,743.2366
01/01/2018 to 12/31/2018	11.780967	9.542069	1,741.1417
01/01/2019 to 12/31/2019	9.542069	12.359440	1,738.9657
01/01/2020 to 12/31/2020	12.359440	15.264625	1,736.7803
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.781125	7.363178	1,759.1297
01/01/2012 to 12/31/2012	7.363178	8.458381	1,755.6486
01/01/2013 to 04/26/2013	8.458381	8.750241	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.949497	9.733572	81,154.1241
01/01/2012 to 12/31/2012	9.733572	9.520611	77,694.4064
01/01/2013 to 12/31/2013	9.520611	9.313433	65,947.6557
01/01/2014 to 12/31/2014	9.313433	9.110763	44,319.0495
01/01/2015 to 12/31/2015	9.110763	8.912503	40,698.5913
01/01/2016 to 12/31/2016	8.912503	8.728335	26,822.5936
01/01/2017 to 12/31/2017	8.728335	8.593106	33,118.6151
01/01/2018 to 12/31/2018	8.593106	8.535292	32,137.6319
01/01/2019 to 12/31/2019	8.535292	8.506379	30,458.2989
01/01/2020 to 12/31/2020	8.506379	8.336760	12,768.9457

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.038480	13.224989	0.0000
01/01/2015 to 12/31/2015	13.224989	12.861441	0.0000
01/01/2016 to 12/31/2016	12.861441	13.151543	0.0000
01/01/2017 to 12/31/2017	13.151543	13.758087	0.0000
01/01/2018 to 12/31/2018	13.758087	13.105689	0.0000
01/01/2019 to 12/31/2019	13.105689	14.325190	0.0000
01/01/2020 to 12/31/2020	14.325190	15.346251	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.505777	11.455793	544,388.1240
01/01/2012 to 12/31/2012	11.455793	12.427921	593,237.2670
01/01/2013 to 12/31/2013	12.427921	13.261351	507,401.8251
01/01/2014 to 04/25/2014	13.261351	13.336793	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.567354	11.302961	829,629.0217
01/01/2012 to 12/31/2012	11.302961	12.426058	778,163.8063
01/01/2013 to 12/31/2013	12.426058	13.884938	678,735.8806
01/01/2014 to 04/25/2014	13.884938	13.911303	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.334382	13.633504	947,265.2610
01/01/2015 to 12/31/2015	13.633504	13.193662	968,895.3700
01/01/2016 to 12/31/2016	13.193662	13.692308	897,840.8069
01/01/2017 to 12/31/2017	13.692308	14.820762	769,500.9051
01/01/2018 to 12/31/2018	14.820762	13.858474	718,731.9415
01/01/2019 to 12/31/2019	13.858474	15.671271	713,185.1536
01/01/2020 to 12/31/2020	15.671271	17.021453	678,437.8719
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.356297	10.920513	1,020,771.7699
01/01/2012 to 12/31/2012	10.920513	12.169778	1,010,832.8300
01/01/2013 to 12/31/2013	12.169778	14.216833	1,076,471.3386
01/01/2014 to 04/25/2014	14.216833	14.200961	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.198394	14.626900	1,059,169.5841
01/01/2015 to 12/31/2015	14.626900	14.127177	1,034,371.4286
01/01/2016 to 12/31/2016	14.127177	14.801720	980,131.0251
01/01/2017 to 12/31/2017	14.801720	16.613757	864,957.9653
01/01/2018 to 12/31/2018	16.613757	15.254929	826,200.5187
01/01/2019 to 12/31/2019	15.254929	17.821579	731,318.4573
01/01/2020 to 12/31/2020	17.821579	19.847294	623,672.4736
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.246887	10.576445	967,544.4004
01/01/2012 to 12/31/2012	10.576445	11.971431	841,179.1448
01/01/2013 to 12/31/2013	11.971431	14.745861	731,035.0865
01/01/2014 to 04/25/2014	14.745861	14.649286	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.469607	9.100861	4,868.5751
01/01/2012 to 12/31/2012	9.100861	10.337166	5,181.4568
01/01/2013 to 04/26/2013	10.337166	11.100256	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.636277	15.164995	797,352.6315
01/01/2015 to 12/31/2015	15.164995	14.583335	627,997.6093
01/01/2016 to 12/31/2016	14.583335	15.427381	602,916.2889
01/01/2017 to 12/31/2017	15.427381	17.984665	584,080.7149
01/01/2018 to 12/31/2018	17.984665	16.164055	483,434.4245
01/01/2019 to 12/31/2019	16.164055	19.564317	436,595.6731
01/01/2020 to 12/31/2020	19.564317	22.313396	378,735.9501
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.045574	13.590610	23,186.1886
01/01/2012 to 12/31/2012	13.590610	14.832929	16,013.0969
01/01/2013 to 12/31/2013	14.832929	19.807895	18,363.9384
01/01/2014 to 12/31/2014	19.807895	19.701170	17,793.1269
01/01/2015 to 12/31/2015	19.701170	17.409710	16,756.9918
01/01/2016 to 12/31/2016	17.409710	20.888777	15,427.3288
01/01/2017 to 12/31/2017	20.888777	22.998051	12,091.5057
01/01/2018 to 12/31/2018	22.998051	19.476451	11,618.5441
01/01/2019 to 12/31/2019	19.476451	23.518415	11,669.4514
01/01/2020 to 12/31/2020	23.518415	24.381110	11,643.9882
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.947280	13.884521	0.0000
01/01/2012 to 12/31/2012	13.884521	16.012469	0.0000
01/01/2013 to 12/31/2013	16.012469	19.987824	1,625.4261
01/01/2014 to 12/31/2014	19.987824	18.243826	1,515.7004
01/01/2015 to 12/31/2015	18.243826	18.873924	1,339.9834
01/01/2016 to 12/31/2016	18.873924	19.538999	1,164.1076
01/01/2017 to 12/31/2017	19.538999	24.935135	646.5097
01/01/2018 to 12/31/2018	24.935135	19.374226	319.1572
01/01/2019 to 12/31/2019	19.374226	23.318385	244.0072
01/01/2020 to 12/31/2020	23.318385	24.814801	193.5101
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	43.530110	44.072539	0.0000
01/01/2017 to 12/31/2017	44.072539	51.226294	0.0000
01/01/2018 to 12/31/2018	51.226294	49.928464	0.0000
01/01/2019 to 12/31/2019	49.928464	63.809502	0.0000
01/01/2020 to 12/31/2020	63.809502	69.265486	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.400985	15.263076	0.0000
01/01/2012 to 12/31/2012	15.263076	16.478515	0.0000
01/01/2013 to 12/31/2013	16.478515	21.393518	482.9844
01/01/2014 to 12/31/2014	21.393518	23.215767	480.9074
01/01/2015 to 12/31/2015	23.215767	22.653643	478.6659
01/01/2016 to 04/29/2016	22.653643	22.735215	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.097525	11.340196	66,830.8361
01/01/2012 to 12/31/2012	11.340196	12.501071	62,190.9412
01/01/2013 to 12/31/2013	12.501071	16.329410	59,749.1666
01/01/2014 to 12/31/2014	16.329410	17.642825	57,174.7358
01/01/2015 to 12/31/2015	17.642825	17.650102	53,538.8918
01/01/2016 to 12/31/2016	17.650102	18.500972	49,516.2457
01/01/2017 to 12/31/2017	18.500972	21.524003	46,709.8126
01/01/2018 to 12/31/2018	21.524003	21.000533	36,973.2418
01/01/2019 to 12/31/2019	21.000533	26.865180	34,017.0575
01/01/2020 to 12/31/2020	26.865180	29.190748	32,214.8902
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.977253	16.572768	7,362.2236
01/01/2014 to 12/31/2014	16.572768	17.975354	6,866.6890
01/01/2015 to 12/31/2015	17.975354	18.042115	6,566.5124
01/01/2016 to 12/31/2016	18.042115	18.559827	6,097.3842
01/01/2017 to 12/31/2017	18.559827	22.684737	4,122.8094
01/01/2018 to 12/31/2018	22.684737	20.878894	2,586.1994
01/01/2019 to 12/31/2019	20.878894	27.131735	2,437.6680
01/01/2020 to 12/31/2020	27.131735	34.869510	2,230.6339
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.745263	12.442863	9,262.3299
01/01/2012 to 12/31/2012	12.442863	12.903305	8,936.7100
01/01/2013 to 04/26/2013	12.903305	13.887887	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.581157	11.354781	22,340.0553
01/01/2012 to 12/31/2012	11.354781	12.834325	49,001.6804
01/01/2013 to 12/31/2013	12.834325	17.166925	46,407.6128
01/01/2014 to 12/31/2014	17.166925	18.261673	42,517.3188
01/01/2015 to 12/31/2015	18.261673	19.747127	39,943.1424
01/01/2016 to 12/31/2016	19.747127	19.292357	36,995.7411
01/01/2017 to 12/31/2017	19.292357	25.855131	32,115.5365
01/01/2018 to 12/31/2018	25.855131	25.318111	20,543.4640
01/01/2019 to 12/31/2019	25.318111	32.815397	19,570.2290
01/01/2020 to 12/31/2020	32.815397	50.196993	17,736.7993
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.723872	7.265988	2,641.0534
01/01/2012 to 12/31/2012	7.265988	8.007763	2,675.4595
01/01/2013 to 04/26/2013	8.007763	8.583807	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.908215	7.629672	44,178.6107
01/01/2012 to 04/27/2012	7.629672	8.561031	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.107038	14.787710	7,952.2107
01/01/2012 to 12/31/2012	14.787710	14.982516	9,086.4566
01/01/2013 to 12/31/2013	14.982516	14.279748	8,376.9268
01/01/2014 to 12/31/2014	14.279748	14.731714	2,127.6167
01/01/2015 to 12/31/2015	14.731714	14.403020	1,589.0388
01/01/2016 to 12/31/2016	14.403020	14.383592	1,529.0294
01/01/2017 to 12/31/2017	14.383592	14.484816	6,902.0610
01/01/2018 to 12/31/2018	14.484816	14.098331	5,235.1334
01/01/2019 to 12/31/2019	14.098331	14.942193	4,761.7459
01/01/2020 to 12/31/2020	14.942193	15.623109	1,850.8046
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.768575	15.080638	6,423.8859
01/01/2012 to 12/31/2012	15.080638	17.297802	539.2783
01/01/2013 to 12/31/2013	17.297802	22.463866	269.8295
01/01/2014 to 12/31/2014	22.463866	23.999448	268.3670
01/01/2015 to 12/31/2015	23.999448	22.848584	266.9344
01/01/2016 to 12/31/2016	22.848584	26.840283	265.3764
01/01/2017 to 12/31/2017	26.840283	30.354969	1,311.4228
01/01/2018 to 12/31/2018	30.354969	26.256973	1,249.2585
01/01/2019 to 12/31/2019	26.256973	32.245661	1,213.5157
01/01/2020 to 12/31/2020	32.245661	35.664087	1,218.3040
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.466372	9.797929	0.0000
01/01/2012 to 12/31/2012	9.797929	11.302969	0.0000
01/01/2013 to 12/31/2013	11.302969	13.427394	0.0000
01/01/2014 to 12/31/2014	13.427394	12.303624	1,704.6984
01/01/2015 to 12/31/2015	12.303624	11.878077	1,693.6674
01/01/2016 to 12/31/2016	11.878077	11.732162	1,681.5539
01/01/2017 to 12/31/2017	11.732162	14.294745	1,670.3472
01/01/2018 to 12/31/2018	14.294745	12.007159	1,658.9448
01/01/2019 to 12/31/2019	12.007159	14.280378	1,646.9993
01/01/2020 to 12/31/2020	14.280378	15.018861	1,634.4099
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.942282	14.921040	276.7349
01/01/2012 to 12/31/2012	14.921040	16.921936	274.5744
01/01/2013 to 12/31/2013	16.921936	22.864437	3,089.9229
01/01/2014 to 12/31/2014	22.864437	23.424836	825.3591
01/01/2015 to 12/31/2015	23.424836	21.875506	821.3281
01/01/2016 to 12/31/2016	21.875506	25.877547	268.2876
01/01/2017 to 12/31/2017	25.877547	28.935967	1,331.7252
01/01/2018 to 12/31/2018	28.935967	25.130978	1,267.5697
01/01/2019 to 12/31/2019	25.130978	30.779993	1,289.5620
01/01/2020 to 12/31/2020	30.779993	35.907113	1,264.5287

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.219650	11.155496	49,903.5063
01/01/2012 to 12/31/2012	11.155496	12.595054	49,364.1211
01/01/2013 to 12/31/2013	12.595054	16.226720	50,031.0637
01/01/2014 to 12/31/2014	16.226720	17.952901	42,829.1774
01/01/2015 to 12/31/2015	17.952901	17.722634	40,052.6611
01/01/2016 to 12/31/2016	17.722634	19.310438	39,402.0539
01/01/2017 to 12/31/2017	19.310438	22.902561	48,731.9001
01/01/2018 to 12/31/2018	22.902561	21.319127	39,196.0279
01/01/2019 to 12/31/2019	21.319127	27.278876	37,862.1343
01/01/2020 to 12/31/2020	27.278876	31.440417	32,463.9298
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.219706	20.012069	3,331.8832
01/01/2014 to 12/31/2014	20.012069	21.644298	3,326.7520
01/01/2015 to 12/31/2015	21.644298	21.096122	4,582.8698
01/01/2016 to 12/31/2016	21.096122	23.546026	3,272.2601
01/01/2017 to 12/31/2017	23.546026	27.085285	5,134.1290
01/01/2018 to 12/31/2018	27.085285	23.779288	5,010.5937
01/01/2019 to 12/31/2019	23.779288	30.204567	4,108.2463
01/01/2020 to 12/31/2020	30.204567	30.625934	4,140.7256
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.709116	8.473386	0.0000
01/01/2012 to 12/31/2012	8.473386	9.441471	3,542.0567
01/01/2013 to 04/26/2013	9.441471	10.316027	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.236632	18.924942	11,234.5508
01/01/2014 to 12/31/2014	18.924942	18.457456	10,727.2627
01/01/2015 to 12/31/2015	18.457456	18.124418	8,734.5171
01/01/2016 to 12/31/2016	18.124418	20.991411	8,334.3184
01/01/2017 to 12/31/2017	20.991411	23.716583	7,434.7831
01/01/2018 to 12/31/2018	23.716583	21.577018	7,054.1625
01/01/2019 to 12/31/2019	21.577018	27.314521	6,928.2822
01/01/2020 to 12/31/2020	27.314521	33.334133	6,559.7339
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.661117	13.585944	9,848.0246
01/01/2012 to 12/31/2012	13.585944	13.991164	9,468.9050
01/01/2013 to 04/26/2013	13.991164	15.131745	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.596507	8.284519	31,189.3061
01/01/2014 to 12/31/2014	8.284519	8.819523	22,088.8215
01/01/2015 to 12/31/2015	8.819523	9.534603	22,142.0837
01/01/2016 to 12/31/2016	9.534603	9.470005	9,100.4884
01/01/2017 to 12/31/2017	9.470005	12.366055	9,847.1785
01/01/2018 to 12/31/2018	12.366055	11.955843	8,182.0488
01/01/2019 to 12/31/2019	11.955843	15.273425	7,711.9258
01/01/2020 to 12/31/2020	15.273425	20.414728	6,389.4319
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.509010	5.737545	20,804.6279
01/01/2012 to 12/31/2012	5.737545	6.292144	15,006.8657
01/01/2013 to 04/26/2013	6.292144	6.563115	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.490188	15.072264	53.5604
01/01/2012 to 12/31/2012	15.072264	15.122648	53.2055
01/01/2013 to 12/31/2013	15.122648	16.384595	40.4945
01/01/2014 to 12/31/2014	16.384595	13.010724	40.3484
01/01/2015 to 12/31/2015	13.010724	8.558006	0.0000
01/01/2016 to 12/31/2016	8.558006	12.033687	0.0000
01/01/2017 to 12/31/2017	12.033687	11.685344	0.0000
01/01/2018 to 12/31/2018	11.685344	8.131733	0.0000
01/01/2019 to 12/31/2019	8.131733	8.937220	0.0000
01/01/2020 to 12/31/2020	8.937220	10.593701	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	25.249389	26.050625	17,551.0331
01/01/2017 to 12/31/2017	26.050625	27.506981	18,341.7086
01/01/2018 to 12/31/2018	27.506981	25.822441	16,252.5001
01/01/2019 to 12/31/2019	25.822441	28.856285	15,488.4202
01/01/2020 to 12/31/2020	28.856285	30.093394	13,096.6780
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.046418	22.529533	29,759.8114
01/01/2012 to 12/31/2012	22.529533	24.889981	29,366.0221
01/01/2013 to 12/31/2013	24.889981	26.291177	25,388.1335
01/01/2014 to 12/31/2014	26.291177	26.961082	25,455.6251
01/01/2015 to 12/31/2015	26.961082	25.800857	20,482.9055
01/01/2016 to 04/29/2016	25.800857	26.515211	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	25.764960	26.605841	1,294.7409
01/01/2017 to 12/31/2017	26.605841	28.106982	1,291.0962
01/01/2018 to 12/31/2018	28.106982	26.415511	41.4526
01/01/2019 to 12/31/2019	26.415511	29.535314	0.0000
01/01/2020 to 12/31/2020	29.535314	30.847807	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.176080	12.323645	5,218.2568
01/01/2012 to 12/31/2012	12.323645	13.434935	6,704.2294
01/01/2013 to 12/31/2013	13.434935	13.328011	2,220.9754
01/01/2014 to 12/31/2014	13.328011	13.617237	1,324.7745
01/01/2015 to 12/31/2015	13.617237	13.126776	2,497.8248
01/01/2016 to 04/29/2016	13.126776	13.416955	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.267862	15.723043	0.0000
01/01/2012 to 12/31/2012	15.723043	15.847828	12,146.8613
01/01/2013 to 12/31/2013	15.847828	15.362624	13,097.6702
01/01/2014 to 12/31/2014	15.362624	15.411573	12,146.8613
01/01/2015 to 12/31/2015	15.411573	15.122496	12,986.4546
01/01/2016 to 12/31/2016	15.122496	14.944514	12,995.0839
01/01/2017 to 12/31/2017	14.944514	14.865229	13,063.5663
01/01/2018 to 12/31/2018	14.865229	14.641433	13,116.3100
01/01/2019 to 12/31/2019	14.641433	15.150714	13,010.6952
01/01/2020 to 12/31/2020	15.150714	15.548104	13,021.6917

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.198697	10.532766	191,322.4983
01/01/2013 to 12/31/2013	10.532766	11.520955	126,651.6859
01/01/2014 to 12/31/2014	11.520955	12.171233	137,191.2366
01/01/2015 to 12/31/2015	12.171233	12.047422	112,423.4057
01/01/2016 to 12/31/2016	12.047422	12.282548	96,519.0506
01/01/2017 to 12/31/2017	12.282548	13.734327	92,195.1742
01/01/2018 to 12/31/2018	13.734327	12.573134	76,146.4795
01/01/2019 to 12/31/2019	12.573134	14.610049	64,391.9095
01/01/2020 to 12/31/2020	14.610049	15.252575	60,704.3905
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.836852	9.475085	8,533,683.1425
01/01/2012 to 12/31/2012	9.475085	10.585364	8,015,915.1324
01/01/2013 to 12/31/2013	10.585364	12.347940	7,245,976.2053
01/01/2014 to 12/31/2014	12.347940	12.887037	6,826,414.6327
01/01/2015 to 12/31/2015	12.887037	12.593002	6,251,412.0102
01/01/2016 to 12/31/2016	12.593002	13.361005	5,872,770.2815
01/01/2017 to 12/31/2017	13.361005	15.366105	5,304,304.5593
01/01/2018 to 12/31/2018	15.366105	14.468900	4,657,734.4686
01/01/2019 to 12/31/2019	14.468900	17.019664	4,251,251.0940
01/01/2020 to 12/31/2020	17.019664	19.356585	3,847,428.8784
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.356566	8.772532	8,404,374.9105
01/01/2012 to 12/31/2012	8.772532	10.027496	7,986,387.0669
01/01/2013 to 12/31/2013	10.027496	12.346139	7,369,372.7487
01/01/2014 to 12/31/2014	12.346139	12.926295	6,904,718.7218
01/01/2015 to 12/31/2015	12.926295	12.624971	6,636,713.4455
01/01/2016 to 12/31/2016	12.624971	13.537668	6,317,396.4768
01/01/2017 to 12/31/2017	13.537668	16.167443	5,748,786.9842
01/01/2018 to 12/31/2018	16.167443	14.991551	5,336,808.3146
01/01/2019 to 12/31/2019	14.991551	18.240810	4,928,815.5612
01/01/2020 to 12/31/2020	18.240810	20.988799	4,617,043.7996
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.154919	8.595309	1,095,960.9899
01/01/2012 to 12/31/2012	8.595309	9.930956	907,219.8194
01/01/2013 to 12/31/2013	9.930956	12.684406	763,548.0161
01/01/2014 to 12/31/2014	12.684406	13.504638	761,451.6169
01/01/2015 to 12/31/2015	13.504638	14.153010	620,850.6639
01/01/2016 to 12/31/2016	14.153010	15.195759	578,018.7737
01/01/2017 to 12/31/2017	15.195759	19.128010	514,033.3823
01/01/2018 to 12/31/2018	19.128010	18.728781	435,359.5916
01/01/2019 to 12/31/2019	18.728781	24.023256	386,025.9489
01/01/2020 to 12/31/2020	24.023256	35.848006	289,423.3896

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.080914	9.940216	5,105,877.5472
01/01/2012 to 12/31/2012	9.940216	10.841879	4,471,714.5124
01/01/2013 to 12/31/2013	10.841879	12.112423	3,743,511.7472
01/01/2014 to 12/31/2014	12.112423	12.646648	3,453,208.1123
01/01/2015 to 12/31/2015	12.646648	12.355551	3,065,604.5274
01/01/2016 to 12/31/2016	12.355551	13.012197	2,864,157.1815
01/01/2017 to 12/31/2017	13.012197	14.466527	2,609,198.6488
01/01/2018 to 12/31/2018	14.466527	13.749483	2,385,586.4460
01/01/2019 to 12/31/2019	13.749483	15.717439	2,187,427.2813
01/01/2020 to 12/31/2020	15.717439	17.476700	2,009,457.8696
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.130359	11.521583	232,044.9082
01/01/2013 to 12/31/2013	11.521583	10.954170	309,379.2254
01/01/2014 to 12/31/2014	10.954170	11.211254	274,404.9618
01/01/2015 to 12/31/2015	11.211254	9.977033	180,567.6355
01/01/2016 to 12/31/2016	9.977033	10.698538	152,873.4182
01/01/2017 to 12/31/2017	10.698538	11.561296	85,773.8475
01/01/2018 to 12/31/2018	11.561296	10.654507	78,800.4403
01/01/2019 to 12/31/2019	10.654507	12.573833	69,938.0169
01/01/2020 to 12/31/2020	12.573833	12.747965	51,465.9027
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.954140	10.262698	267,552.7769
01/01/2013 to 12/31/2013	10.262698	11.140953	458,662.1924
01/01/2014 to 12/31/2014	11.140953	11.612740	464,032.2186
01/01/2015 to 12/31/2015	11.612740	11.415986	451,158.8309
01/01/2016 to 12/31/2016	11.415986	11.732651	372,458.7321
01/01/2017 to 12/31/2017	11.732651	13.083641	361,065.4104
01/01/2018 to 12/31/2018	13.083641	11.949881	317,072.0749
01/01/2019 to 12/31/2019	11.949881	14.185827	267,986.9671
01/01/2020 to 12/31/2020	14.185827	14.561848	260,827.0745
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.177578	20.323542	146,295.0553
01/01/2012 to 12/31/2012	20.323542	23.307882	133,217.6576
01/01/2013 to 12/31/2013	23.307882	25.078819	97,604.6617
01/01/2014 to 12/31/2014	25.078819	25.494051	96,968.5116
01/01/2015 to 12/31/2015	25.494051	24.073973	79,791.9698
01/01/2016 to 12/31/2016	24.073973	27.003572	68,499.6818
01/01/2017 to 12/31/2017	27.003572	28.638306	60,396.2284
01/01/2018 to 12/31/2018	28.638306	27.371492	58,050.6926
01/01/2019 to 12/31/2019	27.371492	30.938035	56,519.5315
01/01/2020 to 12/31/2020	30.938035	32.731037	51,059.2270
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.461735	10.628642	847,148.4606
01/01/2012 to 12/31/2012	10.628642	12.210162	716,789.3567
01/01/2013 to 12/31/2013	12.210162	15.562098	752,877.0428
01/01/2014 to 12/31/2014	15.562098	16.094408	701,445.1736
01/01/2015 to 12/31/2015	16.094408	15.520856	676,281.5066
01/01/2016 to 12/31/2016	15.520856	16.645894	545,523.9910
01/01/2017 to 12/31/2017	16.645894	20.139654	485,141.0285
01/01/2018 to 12/31/2018	20.139654	17.823455	461,061.9391
01/01/2019 to 12/31/2019	17.823455	22.360991	416,134.9739
01/01/2020 to 12/31/2020	22.360991	26.166907	361,807.0017

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.981038	10.430094	131,256.9638
01/01/2013 to 12/31/2013	10.430094	11.738718	247,442.7205
01/01/2014 to 12/31/2014	11.738718	12.667006	329,111.5291
01/01/2015 to 12/31/2015	12.667006	11.956388	383,192.0103
01/01/2016 to 12/31/2016	11.956388	12.750893	355,228.4157
01/01/2017 to 12/31/2017	12.750893	14.849650	297,294.5328
01/01/2018 to 12/31/2018	14.849650	13.536803	278,959.7526
01/01/2019 to 12/31/2019	13.536803	16.461352	278,928.2372
01/01/2020 to 12/31/2020	16.461352	18.227785	284,494.0402
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.478914	15.656440	356,308.8574
01/01/2012 to 12/31/2012	15.656440	18.177905	317,076.1095
01/01/2013 to 12/31/2013	18.177905	23.694123	272,955.9246
01/01/2014 to 12/31/2014	23.694123	23.718022	242,972.6399
01/01/2015 to 12/31/2015	23.718022	22.079104	208,027.8788
01/01/2016 to 12/31/2016	22.079104	28.520132	184,425.8354
01/01/2017 to 12/31/2017	28.520132	31.352531	164,448.4701
01/01/2018 to 12/31/2018	31.352531	26.152137	161,693.6330
01/01/2019 to 12/31/2019	26.152137	33.143342	146,402.6565
01/01/2020 to 12/31/2020	33.143342	32.429135	157,715.0659
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.456715	9.966333	394,659.3244
01/01/2012 to 12/31/2012	9.966333	11.660563	385,623.6213
01/01/2013 to 12/31/2013	11.660563	10.903862	413,869.4981
01/01/2014 to 12/31/2014	10.903862	10.031008	419,063.0345
01/01/2015 to 12/31/2015	10.031008	8.508161	365,142.5381
01/01/2016 to 12/31/2016	8.508161	9.336201	320,138.2559
01/01/2017 to 12/31/2017	9.336201	11.791357	278,658.6119
01/01/2018 to 12/31/2018	11.791357	9.957627	281,303.1876
01/01/2019 to 12/31/2019	9.957627	11.832932	242,787.9596
01/01/2020 to 12/31/2020	11.832932	14.823476	216,936.3143
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.208891	10.248932	23,730.8709
01/01/2012 to 12/31/2012	10.248932	10.824756	22,356.2117
01/01/2013 to 12/31/2013	10.824756	11.061605	39,754.4850
01/01/2014 to 12/31/2014	11.061605	10.966157	27,401.1377
01/01/2015 to 12/31/2015	10.966157	10.701976	20,267.5843
01/01/2016 to 12/31/2016	10.701976	11.508315	21,531.3156
01/01/2017 to 12/31/2017	11.508315	11.742641	21,521.8359
01/01/2018 to 12/31/2018	11.742641	11.591122	19,425.9997
01/01/2019 to 12/31/2019	11.591122	12.208832	17,478.0022
01/01/2020 to 12/31/2020	12.208832	12.262285	15,190.0136

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987809	9.753794	85,644.3522
01/01/2012 to 12/31/2012	9.753794	10.020301	87,253.8509
01/01/2013 to 12/31/2013	10.020301	9.975715	286,093.3804
01/01/2014 to 12/31/2014	9.975715	9.921220	302,346.5564
01/01/2015 to 12/31/2015	9.921220	9.702965	255,068.7874
01/01/2016 to 12/31/2016	9.702965	9.848164	247,222.4805
01/01/2017 to 12/31/2017	9.848164	9.821338	248,744.9919
01/01/2018 to 12/31/2018	9.821338	9.706790	243,386.9070
01/01/2019 to 12/31/2019	9.706790	9.995579	231,977.6443
01/01/2020 to 12/31/2020	9.995579	10.045359	233,798.3010
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.160270	11.928070	61,716.8849
01/01/2012 to 12/31/2012	11.928070	13.414839	62,894.1591
01/01/2013 to 12/31/2013	13.414839	13.338870	46,708.6293
01/01/2014 to 12/31/2014	13.338870	13.276865	34,341.4463
01/01/2015 to 12/31/2015	13.276865	12.522582	29,117.5849
01/01/2016 to 12/31/2016	12.522582	12.431603	30,350.0654
01/01/2017 to 12/31/2017	12.431603	12.251928	30,284.2814
01/01/2018 to 12/31/2018	12.251928	12.177368	24,275.4872
01/01/2019 to 12/31/2019	12.177368	12.124010	25,254.5012
01/01/2020 to 12/31/2020	12.124010	11.226263	24,011.5974
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.072750	13.076104	111,591.5739
01/01/2012 to 12/31/2012	13.076104	16.211779	103,570.7158
01/01/2013 to 12/31/2013	16.211779	16.520134	112,451.2703
01/01/2014 to 12/31/2014	16.520134	18.414936	108,433.1983
01/01/2015 to 12/31/2015	18.414936	17.868635	95,650.1962
01/01/2016 to 12/31/2016	17.868635	17.738721	92,846.8106
01/01/2017 to 12/31/2017	17.738721	19.333840	83,859.6306
01/01/2018 to 12/31/2018	19.333840	17.380355	78,345.3371
01/01/2019 to 12/31/2019	17.380355	21.348207	66,644.5929
01/01/2020 to 12/31/2020	21.348207	19.954363	72,865.7915
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.646879	16.579144	421,965.9012
01/01/2012 to 12/31/2012	16.579144	21.087207	365,566.1644
01/01/2013 to 12/31/2013	21.087207	27.080001	375,991.8353
01/01/2014 to 12/31/2014	27.080001	25.107104	354,484.8142
01/01/2015 to 12/31/2015	25.107104	23.591232	324,334.9315
01/01/2016 to 12/31/2016	23.591232	25.115377	302,526.0294
01/01/2017 to 12/31/2017	25.115377	32.239119	251,823.1036
01/01/2018 to 12/31/2018	32.239119	24.119180	258,355.6850
01/01/2019 to 12/31/2019	24.119180	29.556221	224,428.5381
01/01/2020 to 12/31/2020	29.556221	30.574567	226,662.8264

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010680	1.046550	2,369,752.1127
01/01/2013 to 12/31/2013	1.046550	1.049106	3,962,994.3093
01/01/2014 to 12/31/2014	1.049106	1.090072	3,856,801.1053
01/01/2015 to 12/31/2015	1.090072	1.027660	2,924,673.9700
01/01/2016 to 12/31/2016	1.027660	1.129845	2,699,188.9462
01/01/2017 to 12/31/2017	1.129845	1.223161	1,894,039.1330
01/01/2018 to 12/31/2018	1.223161	1.126185	1,798,542.2614
01/01/2019 to 12/31/2019	1.126185	1.277658	1,665,259.3048
01/01/2020 to 12/31/2020	1.277658	1.384773	1,529,702.9246
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.184113	9.876117	195,192.7305
01/01/2012 to 12/31/2012	9.876117	11.518581	238,037.7193
01/01/2013 to 12/31/2013	11.518581	15.347858	215,742.1663
01/01/2014 to 12/31/2014	15.347858	16.510796	129,384.4302
01/01/2015 to 12/31/2015	16.510796	15.278501	121,229.1042
01/01/2016 to 12/31/2016	15.278501	17.636921	103,661.0187
01/01/2017 to 12/31/2017	17.636921	20.485749	94,929.3011
01/01/2018 to 12/31/2018	20.485749	17.708449	96,833.6857
01/01/2019 to 12/31/2019	17.708449	21.776497	83,948.5590
01/01/2020 to 12/31/2020	21.776497	21.321464	84,125.8576
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.661715	15.246982	159,545.6826
01/01/2012 to 12/31/2012	15.246982	17.739074	148,507.0523
01/01/2013 to 12/31/2013	17.739074	24.471397	136,285.9599
01/01/2014 to 12/31/2014	24.471397	25.988140	121,193.9251
01/01/2015 to 12/31/2015	25.988140	25.138346	106,882.1037
01/01/2016 to 12/31/2016	25.138346	27.568205	96,516.1551
01/01/2017 to 12/31/2017	27.568205	34.004978	85,466.1317
01/01/2018 to 12/31/2018	34.004978	30.434608	77,946.6968
01/01/2019 to 12/31/2019	30.434608	37.262435	67,427.7132
01/01/2020 to 12/31/2020	37.262435	57.484959	54,132.1238
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.120984	10.564513	480,142.6656
01/01/2014 to 12/31/2014	10.564513	10.926236	483,514.4278
01/01/2015 to 12/31/2015	10.926236	10.804739	381,603.6297
01/01/2016 to 12/31/2016	10.804739	10.870355	406,579.7621
01/01/2017 to 12/31/2017	10.870355	11.052567	448,278.8860
01/01/2018 to 12/31/2018	11.052567	10.878523	384,188.1340
01/01/2019 to 12/31/2019	10.878523	11.585313	389,472.9387
01/01/2020 to 12/31/2020	11.585313	12.300755	366,149.4224
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.300392	10.724159	745,350.8484
01/01/2012 to 12/31/2012	10.724159	11.071850	664,172.4779
01/01/2013 to 04/26/2013	11.071850	11.043124	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012734	1.048594	329,296.4136
01/01/2013 to 12/31/2013	1.048594	1.145329	646,869.8046
01/01/2014 to 12/31/2014	1.145329	1.205777	680,957.7832
01/01/2015 to 12/31/2015	1.205777	1.197250	1,313,496.6612
01/01/2016 to 12/31/2016	1.197250	1.212451	1,232,996.4092
01/01/2017 to 12/31/2017	1.212451	1.392023	1,371,412.8349
01/01/2018 to 12/31/2018	1.392023	1.271347	1,425,233.0564
01/01/2019 to 12/31/2019	1.271347	1.462777	1,120,522.6487
01/01/2020 to 12/31/2020	1.462777	1.615495	1,059,853.7173
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996823	1.038973	70,720.7655
01/01/2015 to 12/31/2015	1.038973	1.012423	96,576.2268
01/01/2016 to 12/31/2016	1.012423	1.016230	93,023.3685
01/01/2017 to 12/31/2017	1.016230	1.155048	88,987.6256
01/01/2018 to 04/30/2018	1.155048	1.125675	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.921756	12.528496	285,681.6047
01/01/2012 to 12/31/2012	12.528496	14.416084	388,504.1250
01/01/2013 to 12/31/2013	14.416084	16.617317	355,258.6999
01/01/2014 to 12/31/2014	16.617317	16.920561	361,536.2511
01/01/2015 to 12/31/2015	16.920561	16.856421	310,099.2809
01/01/2016 to 12/31/2016	16.856421	17.381346	270,330.7243
01/01/2017 to 12/31/2017	17.381346	21.035397	270,296.6857
01/01/2018 to 12/31/2018	21.035397	19.584392	266,919.0668
01/01/2019 to 12/31/2019	19.584392	24.578639	231,745.5819
01/01/2020 to 12/31/2020	24.578639	27.764436	217,333.8200
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.440526	7.560468	314,242.3619
01/01/2012 to 12/31/2012	7.560468	8.816804	341,270.6064
01/01/2013 to 12/31/2013	8.816804	12.633734	350,693.9569
01/01/2014 to 12/31/2014	12.633734	14.782210	373,497.5015
01/01/2015 to 12/31/2015	14.782210	13.960351	327,871.0174
01/01/2016 to 12/31/2016	13.960351	14.107032	264,018.4485
01/01/2017 to 12/31/2017	14.107032	16.439507	194,245.2105
01/01/2018 to 12/31/2018	16.439507	15.035283	175,824.8190
01/01/2019 to 12/31/2019	15.035283	18.284080	142,753.9108
01/01/2020 to 12/31/2020	18.284080	23.792288	118,596.0625
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	146.788850	133.563610	3,604.3520
01/01/2012 to 12/31/2012	133.563610	161.026092	3,307.8436
01/01/2013 to 12/31/2013	161.026092	204.087712	3,889.1111
01/01/2014 to 04/25/2014	204.087712	212.384108	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.608321	7.022114	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.786819	11.263869	0.0000
01/01/2014 to 12/31/2014	11.263869	12.111669	17,687.1967
01/01/2015 to 12/31/2015	12.111669	11.774980	55,844.2843
01/01/2016 to 12/31/2016	11.774980	12.093488	48,733.0101
01/01/2017 to 12/31/2017	12.093488	13.752054	70,529.6079
01/01/2018 to 12/31/2018	13.752054	12.560227	42,950.5265
01/01/2019 to 12/31/2019	12.560227	15.044533	35,890.9457
01/01/2020 to 12/31/2020	15.044533	15.776027	32,445.0004
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.286492	12.553706	323,547.9357
01/01/2012 to 12/31/2012	12.553706	14.417451	298,150.4957
01/01/2013 to 12/31/2013	14.417451	16.921007	262,195.1650
01/01/2014 to 12/31/2014	16.921007	15.495135	234,849.9721
01/01/2015 to 12/31/2015	15.495135	14.978675	172,763.6463
01/01/2016 to 12/31/2016	14.978675	14.611887	170,935.1529
01/01/2017 to 12/31/2017	14.611887	18.429475	159,051.1801
01/01/2018 to 12/31/2018	18.429475	15.597047	149,555.2624
01/01/2019 to 12/31/2019	15.597047	19.695613	129,971.0002
01/01/2020 to 12/31/2020	19.695613	21.905112	120,408.2396
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999781	1.034159	0.0000
01/01/2015 to 12/31/2015	1.034159	0.962001	0.0000
01/01/2016 to 12/31/2016	0.962001	1.052040	238,981.2262
01/01/2017 to 12/31/2017	1.052040	1.165823	228,544.8963
01/01/2018 to 12/31/2018	1.165823	1.060121	212,359.8697
01/01/2019 to 12/31/2019	1.060121	1.272760	186,371.2956
01/01/2020 to 12/31/2020	1.272760	1.400903	208,356.5238
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.566288	14.839021	1,263,497.7086
01/01/2012 to 12/31/2012	14.839021	15.935720	1,152,555.0873
01/01/2013 to 12/31/2013	15.935720	14.228159	891,374.7313
01/01/2014 to 12/31/2014	14.228159	14.407427	720,707.8049
01/01/2015 to 12/31/2015	14.407427	13.737772	647,800.4757
01/01/2016 to 12/31/2016	13.737772	14.193534	594,374.5421
01/01/2017 to 12/31/2017	14.193534	14.453257	580,683.5622
01/01/2018 to 12/31/2018	14.453257	13.879957	493,518.7663
01/01/2019 to 12/31/2019	13.879957	14.789368	454,813.1858
01/01/2020 to 12/31/2020	14.789368	16.233876	414,919.4461
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.131354	16.379191	1,880,812.5800
01/01/2012 to 12/31/2012	16.379191	17.612171	1,854,755.8132
01/01/2013 to 12/31/2013	17.612171	17.000630	1,524,795.7781
01/01/2014 to 12/31/2014	17.000630	17.432118	1,291,892.3093
01/01/2015 to 12/31/2015	17.432118	17.156288	1,139,563.5939
01/01/2016 to 12/31/2016	17.156288	17.324603	1,060,417.3739
01/01/2017 to 12/31/2017	17.324603	17.817737	1,054,723.2985
01/01/2018 to 12/31/2018	17.817737	17.493087	982,419.4251
01/01/2019 to 12/31/2019	17.493087	18.672168	912,297.4789
01/01/2020 to 12/31/2020	18.672168	19.939367	857,200.7105

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215538	10.738134	38,180.1226
01/01/2014 to 12/31/2014	10.738134	11.480851	45,148.7209
01/01/2015 to 12/31/2015	11.480851	11.157230	44,370.6687
01/01/2016 to 12/31/2016	11.157230	11.481478	40,741.1915
01/01/2017 to 12/31/2017	11.481478	13.160991	21,338.7211
01/01/2018 to 04/30/2018	13.160991	12.579190	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010712	1.066681	231,223.5383
01/01/2013 to 12/31/2013	1.066681	1.155891	570,494.0437
01/01/2014 to 12/31/2014	1.155891	1.225580	665,647.1213
01/01/2015 to 12/31/2015	1.225580	1.195524	659,882.6044
01/01/2016 to 12/31/2016	1.195524	1.243060	562,186.3799
01/01/2017 to 12/31/2017	1.243060	1.398277	698,910.4060
01/01/2018 to 12/31/2018	1.398277	1.246292	524,694.3149
01/01/2019 to 12/31/2019	1.246292	1.490117	527,041.6241
01/01/2020 to 12/31/2020	1.490117	1.497307	430,648.5907
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.560613	11.498218	860,927.0403
01/01/2012 to 12/31/2012	11.498218	12.768225	783,604.8569
01/01/2013 to 12/31/2013	12.768225	14.190487	717,684.9930
01/01/2014 to 12/31/2014	14.190487	14.776889	630,724.3649
01/01/2015 to 12/31/2015	14.776889	14.256839	507,566.2146
01/01/2016 to 12/31/2016	14.256839	14.842093	472,592.1095
01/01/2017 to 12/31/2017	14.842093	16.923820	440,653.4297
01/01/2018 to 12/31/2018	16.923820	15.567926	414,621.3959
01/01/2019 to 12/31/2019	15.567926	18.325134	357,552.8457
01/01/2020 to 12/31/2020	18.325134	19.805733	331,848.0034
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.143167	10.733165	772,968.6540
01/01/2012 to 12/31/2012	10.733165	12.149667	684,976.0389
01/01/2013 to 12/31/2013	12.149667	14.117733	617,419.7824
01/01/2014 to 12/31/2014	14.117733	14.640983	669,771.2870
01/01/2015 to 12/31/2015	14.640983	14.075594	523,953.4852
01/01/2016 to 12/31/2016	14.075594	14.805146	500,564.4308
01/01/2017 to 12/31/2017	14.805146	17.431987	463,407.2869
01/01/2018 to 12/31/2018	17.431987	15.653310	438,117.2274
01/01/2019 to 12/31/2019	15.653310	18.862239	392,295.1315
01/01/2020 to 12/31/2020	18.862239	20.557313	359,481.7338
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.277737	45.607572	158,727.6366
01/01/2012 to 12/31/2012	45.607572	52.948759	142,367.8267
01/01/2013 to 12/31/2013	52.948759	69.708565	124,739.9969
01/01/2014 to 12/31/2014	69.708565	77.712882	99,184.8204
01/01/2015 to 12/31/2015	77.712882	73.736832	92,579.7306
01/01/2016 to 12/31/2016	73.736832	84.136378	89,711.6901
01/01/2017 to 12/31/2017	84.136378	96.838777	76,901.8123
01/01/2018 to 12/31/2018	96.838777	86.565567	72,199.3871
01/01/2019 to 12/31/2019	86.565567	107.781509	64,256.0437
01/01/2020 to 12/31/2020	107.781509	109.109688	65,777.1968

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.321049	9.990196	589,261.1994
01/01/2012 to 12/31/2012	9.990196	11.175965	523,493.9362
01/01/2013 to 12/31/2013	11.175965	15.021807	471,135.3739
01/01/2014 to 12/31/2014	15.021807	16.671898	438,839.4854
01/01/2015 to 12/31/2015	16.671898	17.502220	351,087.4130
01/01/2016 to 12/31/2016	17.502220	18.295040	323,270.3252
01/01/2017 to 12/31/2017	18.295040	22.460657	284,015.6913
01/01/2018 to 12/31/2018	22.460657	21.617822	257,267.0516
01/01/2019 to 12/31/2019	21.617822	27.884362	214,993.2417
01/01/2020 to 12/31/2020	27.884362	34.003583	197,045.0902
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.952252	23.648823	123,899.6146
01/01/2012 to 12/31/2012	23.648823	26.691850	121,312.0398
01/01/2013 to 12/31/2013	26.691850	34.228939	88,721.8734
01/01/2014 to 12/31/2014	34.228939	36.934034	81,935.8202
01/01/2015 to 12/31/2015	36.934034	33.083227	77,112.4929
01/01/2016 to 12/31/2016	33.083227	37.605994	71,404.3255
01/01/2017 to 12/31/2017	37.605994	40.517502	69,007.2898
01/01/2018 to 12/31/2018	40.517502	35.825051	60,943.9911
01/01/2019 to 12/31/2019	35.825051	45.475548	54,043.6802
01/01/2020 to 12/31/2020	45.475548	48.170467	54,298.6039
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.317038	14.125705	128,375.9092
01/01/2012 to 12/31/2012	14.125705	16.418830	116,221.2616
01/01/2013 to 12/31/2013	16.418830	21.434056	106,913.4030
01/01/2014 to 12/31/2014	21.434056	23.884333	83,879.9386
01/01/2015 to 12/31/2015	23.884333	21.361815	68,267.1225
01/01/2016 to 12/31/2016	21.361815	23.794257	60,661.0833
01/01/2017 to 12/31/2017	23.794257	25.944391	51,212.2012
01/01/2018 to 12/31/2018	25.944391	22.137023	46,085.4585
01/01/2019 to 12/31/2019	22.137023	29.526576	36,762.0726
01/01/2020 to 12/31/2020	29.526576	29.845467	35,392.4401
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.750877	10.902463	32,676.1332
01/01/2013 to 12/31/2013	10.902463	10.244493	2,097.5290
01/01/2014 to 12/31/2014	10.244493	10.843739	10,335.7159
01/01/2015 to 12/31/2015	10.843739	10.717518	7,290.6239
01/01/2016 to 12/31/2016	10.717518	10.686344	10,725.0009
01/01/2017 to 12/31/2017	10.686344	10.790616	11,101.8083
01/01/2018 to 12/31/2018	10.790616	10.611515	11,936.0068
01/01/2019 to 12/31/2019	10.611515	11.225648	11,123.9933
01/01/2020 to 12/31/2020	11.225648	11.895081	26,761.3560

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	9.064514	9.933979	525,763.9253
01/01/2014 to 12/31/2014	9.933979	9.449439	517,578.0053
01/01/2015 to 12/31/2015	9.449439	9.097637	481,803.7628
01/01/2016 to 12/31/2016	9.097637	9.405442	449,236.1150
01/01/2017 to 12/31/2017	9.405442	12.486203	361,300.4032
01/01/2018 to 12/31/2018	12.486203	10.174561	360,783.7447
01/01/2019 to 12/31/2019	10.174561	13.257959	314,112.6316
01/01/2020 to 12/31/2020	13.257959	16.473159	264,708.3090
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.923930	7.527931	663,835.9042
01/01/2012 to 12/31/2012	7.527931	8.699940	583,178.8331
01/01/2013 to 04/26/2013	8.699940	9.017323	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.418325	10.253403	1,602,794.4528
01/01/2012 to 12/31/2012	10.253403	10.089764	1,450,320.5138
01/01/2013 to 12/31/2013	10.089764	9.929608	1,585,782.0072
01/01/2014 to 12/31/2014	9.929608	9.771994	1,509,614.7164
01/01/2015 to 12/31/2015	9.771994	9.616882	1,365,868.6703
01/01/2016 to 12/31/2016	9.616882	9.474845	1,210,666.3032
01/01/2017 to 12/31/2017	9.474845	9.384038	1,019,460.2083
01/01/2018 to 12/31/2018	9.384038	9.377309	897,759.0687
01/01/2019 to 12/31/2019	9.377309	9.401787	815,474.6621
01/01/2020 to 12/31/2020	9.401787	9.269926	817,659.7275
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.698319	13.950796	115,783.5097
01/01/2015 to 12/31/2015	13.950796	13.648964	85,323.9795
01/01/2016 to 12/31/2016	13.648964	14.040820	163,793.3779
01/01/2017 to 12/31/2017	14.040820	14.776512	178,675.9865
01/01/2018 to 12/31/2018	14.776512	14.161020	224,515.7748
01/01/2019 to 12/31/2019	14.161020	15.571860	277,227.0068
01/01/2020 to 12/31/2020	15.571860	16.782426	279,468.4728
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.939096	11.958591	4,189,134.7331
01/01/2012 to 12/31/2012	11.958591	13.051863	4,752,401.2437
01/01/2013 to 12/31/2013	13.051863	14.010940	3,820,510.1185
01/01/2014 to 04/25/2014	14.010940	14.117312	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.003012	11.799088	7,741,652.2586
01/01/2012 to 12/31/2012	11.799088	13.049943	6,984,652.7794
01/01/2013 to 12/31/2013	13.049943	14.669803	6,288,329.9313
01/01/2014 to 04/25/2014	14.669803	14.725478	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.292191	14.672253	9,015,968.0922
01/01/2015 to 12/31/2015	14.672253	14.284376	7,904,797.1888
01/01/2016 to 12/31/2016	14.284376	14.913452	7,074,836.2168
01/01/2017 to 12/31/2017	14.913452	16.239397	6,109,886.6843
01/01/2018 to 12/31/2018	16.239397	15.276927	5,217,709.6992
01/01/2019 to 12/31/2019	15.276927	17.379216	4,603,424.6292
01/01/2020 to 12/31/2020	17.379216	18.990436	4,088,437.8362
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.784043	11.399904	18,682,792.0813
01/01/2012 to 12/31/2012	11.399904	12.780853	17,332,446.1695
01/01/2013 to 12/31/2013	12.780853	15.020517	15,842,749.3353
01/01/2014 to 04/25/2014	15.020517	15.032150	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.697744	15.202924	14,805,602.9536
01/01/2015 to 12/31/2015	15.202924	14.771918	13,803,984.4400
01/01/2016 to 12/31/2016	14.771918	15.570381	12,658,289.6541
01/01/2017 to 12/31/2017	15.570381	17.581357	11,297,123.7319
01/01/2018 to 12/31/2018	17.581357	16.241134	10,200,713.1779
01/01/2019 to 12/31/2019	16.241134	19.087875	9,197,062.6397
01/01/2020 to 12/31/2020	19.087875	21.385776	8,159,646.0484
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.670563	11.040799	16,814,070.4147
01/01/2012 to 12/31/2012	11.040799	12.572620	16,034,184.7504
01/01/2013 to 12/31/2013	12.572620	15.579528	16,985,476.3888
01/01/2014 to 04/25/2014	15.579528	15.506799	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.623600	9.304422	2,557,307.4329
01/01/2012 to 12/31/2012	9.304422	10.632302	2,220,148.5028
01/01/2013 to 04/26/2013	10.632302	11.438970	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.671265	15.263092	16,396,332.8574
01/01/2015 to 12/31/2015	15.263092	14.766037	15,391,655.3488
01/01/2016 to 12/31/2016	14.766037	15.714653	14,132,030.1427
01/01/2017 to 12/31/2017	15.714653	18.429430	12,961,901.5241
01/01/2018 to 12/31/2018	18.429430	16.664108	11,695,924.9248
01/01/2019 to 12/31/2019	16.664108	20.290920	10,582,607.1666
01/01/2020 to 12/31/2020	20.290920	23.281720	9,605,232.8828
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.660430	14.316621	195,324.9369
01/01/2012 to 12/31/2012	14.316621	15.719850	174,624.8563
01/01/2013 to 12/31/2013	15.719850	21.118530	206,320.9663
01/01/2014 to 12/31/2014	21.118530	21.131208	179,641.9367
01/01/2015 to 12/31/2015	21.131208	18.785869	144,610.4181
01/01/2016 to 12/31/2016	18.785869	22.675559	139,124.0033
01/01/2017 to 12/31/2017	22.675559	25.115015	124,025.3802
01/01/2018 to 12/31/2018	25.115015	21.398067	119,198.5962
01/01/2019 to 12/31/2019	21.398067	25.994304	107,211.0861
01/01/2020 to 12/31/2020	25.994304	27.110472	106,314.3825

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.169192	14.150930	16,194.2469
01/01/2012 to 12/31/2012	14.150930	16.418403	15,405.4116
01/01/2013 to 12/31/2013	16.418403	20.617768	23,577.3984
01/01/2014 to 12/31/2014	20.617768	18.932119	25,845.0321
01/01/2015 to 12/31/2015	18.932119	19.703879	25,956.3495
01/01/2016 to 12/31/2016	19.703879	20.520943	25,171.3041
01/01/2017 to 12/31/2017	20.520943	26.345304	15,938.0942
01/01/2018 to 12/31/2018	26.345304	20.593947	18,579.9907
01/01/2019 to 12/31/2019	20.593947	24.935526	14,140.3094
01/01/2020 to 12/31/2020	24.935526	26.695853	13,457.3729
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.348644	22.717309	17,512.1441
01/01/2017 to 12/31/2017	22.717309	26.563097	31,159.3867
01/01/2018 to 12/31/2018	26.563097	26.046865	31,097.8988
01/01/2019 to 12/31/2019	26.046865	33.488665	31,343.7821
01/01/2020 to 12/31/2020	33.488665	36.571527	27,459.1907
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.152803	16.994843	2,202.4542
01/01/2012 to 12/31/2012	16.994843	18.459187	4,373.5910
01/01/2013 to 12/31/2013	18.459187	24.109085	12,324.7558
01/01/2014 to 12/31/2014	24.109085	26.320086	9,720.3395
01/01/2015 to 12/31/2015	26.320086	25.837392	9,712.9098
01/01/2016 to 04/29/2016	25.837392	25.981652	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.667599	11.945921	1,109,967.2411
01/01/2012 to 12/31/2012	11.945921	13.248456	960,981.7607
01/01/2013 to 12/31/2013	13.248456	17.409738	912,045.4309
01/01/2014 to 12/31/2014	17.409738	18.923249	721,485.3257
01/01/2015 to 12/31/2015	18.923249	19.044988	581,308.7163
01/01/2016 to 12/31/2016	19.044988	20.083227	519,152.4708
01/01/2017 to 12/31/2017	20.083227	23.504930	455,869.1651
01/01/2018 to 12/31/2018	23.504930	23.072132	380,654.4329
01/01/2019 to 12/31/2019	23.072132	29.692882	328,771.9371
01/01/2020 to 12/31/2020	29.692882	32.457984	309,876.9687
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.753325	17.563771	92,690.1524
01/01/2014 to 12/31/2014	17.563771	19.164892	80,369.8071
01/01/2015 to 12/31/2015	19.164892	19.351862	66,995.7170
01/01/2016 to 12/31/2016	19.351862	20.026964	60,935.3407
01/01/2017 to 12/31/2017	20.026964	24.624744	49,085.6586
01/01/2018 to 12/31/2018	24.624744	22.801743	46,807.5320
01/01/2019 to 12/31/2019	22.801743	29.808748	39,854.5514
01/01/2020 to 12/31/2020	29.808748	38.541119	34,057.6008
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.307007	13.029205	115,323.8410
01/01/2012 to 12/31/2012	13.029205	13.593123	106,998.9324
01/01/2013 to 04/26/2013	13.593123	14.658279	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.126850	11.961220	330,681.2756
01/01/2012 to 12/31/2012	11.961220	13.601550	469,918.0235
01/01/2013 to 12/31/2013	13.601550	18.302575	440,973.3259
01/01/2014 to 12/31/2014	18.302575	19.586920	390,349.4705
01/01/2015 to 12/31/2015	19.586920	21.307636	317,928.7432
01/01/2016 to 12/31/2016	21.307636	20.942211	284,429.5706
01/01/2017 to 12/31/2017	20.942211	28.234472	236,976.3920
01/01/2018 to 12/31/2018	28.234472	27.815447	208,892.8437
01/01/2019 to 12/31/2019	27.815447	36.269188	180,190.3655
01/01/2020 to 12/31/2020	36.269188	55.814482	147,584.1594
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.872314	7.450121	159,186.2622
01/01/2012 to 12/31/2012	7.450121	8.260356	63,730.0444
01/01/2013 to 04/26/2013	8.260356	8.871479	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.280910	8.037222	298,418.1038
01/01/2012 to 04/27/2012	8.037222	9.035962	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.173825	16.001403	33,414.1832
01/01/2012 to 12/31/2012	16.001403	16.310287	40,935.1541
01/01/2013 to 12/31/2013	16.310287	15.638812	32,380.1526
01/01/2014 to 12/31/2014	15.638812	16.230879	26,938.7434
01/01/2015 to 12/31/2015	16.230879	15.964250	38,603.3312
01/01/2016 to 12/31/2016	15.964250	16.038659	60,346.2193
01/01/2017 to 12/31/2017	16.038659	16.248460	59,428.9402
01/01/2018 to 12/31/2018	16.248460	15.910625	48,221.1590
01/01/2019 to 12/31/2019	15.910625	16.964428	49,331.2423
01/01/2020 to 12/31/2020	16.964428	17.844511	62,777.7291
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.793842	16.157675	13,953.8392
01/01/2012 to 12/31/2012	16.157675	18.645282	24,403.1756
01/01/2013 to 12/31/2013	18.645282	24.359398	31,100.5660
01/01/2014 to 12/31/2014	24.359398	26.181194	39,343.1136
01/01/2015 to 12/31/2015	26.181194	25.075747	48,480.7875
01/01/2016 to 12/31/2016	25.075747	29.633721	45,046.0201
01/01/2017 to 12/31/2017	29.633721	33.715240	56,761.5715
01/01/2018 to 12/31/2018	33.715240	29.340250	51,086.7200
01/01/2019 to 12/31/2019	29.340250	36.248996	45,754.2662
01/01/2020 to 12/31/2020	36.248996	40.333758	42,082.8470
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.333790	10.602515	9,084.4016
01/01/2012 to 12/31/2012	10.602515	12.305116	9,563.5923
01/01/2013 to 12/31/2013	12.305116	14.705830	20,196.1462
01/01/2014 to 12/31/2014	14.705830	13.556208	48,763.4931
01/01/2015 to 12/31/2015	13.556208	13.166143	81,976.1570
01/01/2016 to 12/31/2016	13.166143	13.082675	80,610.5806
01/01/2017 to 12/31/2017	13.082675	16.035829	87,735.3597
01/01/2018 to 12/31/2018	16.035829	13.551212	87,979.7176
01/01/2019 to 12/31/2019	13.551212	16.213725	83,551.6161
01/01/2020 to 12/31/2020	16.213725	17.155097	83,215.8731

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.148383	16.146327	12,300.4348
01/01/2012 to 12/31/2012	16.146327	18.422276	12,162.7227
01/01/2013 to 12/31/2013	18.422276	25.041316	25,716.1579
01/01/2014 to 12/31/2014	25.041316	25.809501	32,895.6284
01/01/2015 to 12/31/2015	25.809501	24.247567	34,766.7377
01/01/2016 to 12/31/2016	24.247567	28.856113	36,516.6866
01/01/2017 to 12/31/2017	28.856113	32.460147	47,295.6624
01/01/2018 to 12/31/2018	32.460147	28.362526	40,492.0039
01/01/2019 to 12/31/2019	28.362526	34.946959	37,994.7515
01/01/2020 to 12/31/2020	34.946959	41.014077	33,266.6872
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.748324	11.751302	282,649.7718
01/01/2012 to 12/31/2012	11.751302	13.347990	281,521.5604
01/01/2013 to 12/31/2013	13.347990	17.300179	327,502.7972
01/01/2014 to 12/31/2014	17.300179	19.255728	359,434.5459
01/01/2015 to 12/31/2015	19.255728	19.123163	312,650.5837
01/01/2016 to 12/31/2016	19.123163	20.961805	313,085.5197
01/01/2017 to 12/31/2017	20.961805	25.010210	319,803.7030
01/01/2018 to 12/31/2018	25.010210	23.422030	295,384.0909
01/01/2019 to 12/31/2019	23.422030	30.149953	272,780.3483
01/01/2020 to 12/31/2020	30.149953	34.959155	248,849.8201
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.346666	21.408098	228,026.1743
01/01/2014 to 12/31/2014	21.408098	23.293524	205,181.5661
01/01/2015 to 12/31/2015	23.293524	22.840233	162,251.7878
01/01/2016 to 12/31/2016	22.840233	25.646065	149,742.1524
01/01/2017 to 12/31/2017	25.646065	29.677927	136,626.0215
01/01/2018 to 12/31/2018	29.677927	26.213290	130,584.0586
01/01/2019 to 12/31/2019	26.213290	33.496589	114,720.9345
01/01/2020 to 12/31/2020	33.496589	34.168971	115,949.4932
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.850782	8.662946	595,951.6049
01/01/2012 to 12/31/2012	8.662946	9.711073	537,657.6449
01/01/2013 to 04/26/2013	9.711073	10.630851	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.179191	20.176973	108,377.4081
01/01/2014 to 12/31/2014	20.176973	19.797033	94,218.6046
01/01/2015 to 12/31/2015	19.797033	19.556829	84,149.0441
01/01/2016 to 12/31/2016	19.556829	22.786677	76,423.0859
01/01/2017 to 12/31/2017	22.786677	25.899379	67,139.3017
01/01/2018 to 12/31/2018	25.899379	23.705606	58,511.5988
01/01/2019 to 12/31/2019	23.705606	30.189687	52,737.2033
01/01/2020 to 12/31/2020	30.189687	37.065184	48,341.5474
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.351926	14.311582	143,218.4122
01/01/2012 to 12/31/2012	14.311582	14.827643	127,931.9868
01/01/2013 to 04/26/2013	14.827643	16.067029	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	7.004515	8.832540	345,202.7821
01/01/2014 to 12/31/2014	8.832540	9.459526	353,078.1149
01/01/2015 to 12/31/2015	9.459526	10.288041	302,594.0331
01/01/2016 to 12/31/2016	10.288041	10.279831	282,510.7106
01/01/2017 to 12/31/2017	10.279831	13.504012	254,483.3159
01/01/2018 to 12/31/2018	13.504012	13.135104	233,571.2716
01/01/2019 to 12/31/2019	13.135104	16.880884	220,914.0878
01/01/2020 to 12/31/2020	16.880884	22.699342	174,408.3352
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.815663	6.043953	184,072.7008
01/01/2012 to 12/31/2012	6.043953	6.668266	163,015.7639
01/01/2013 to 04/26/2013	6.668266	6.968715	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.732453	15.361565	65,783.5895
01/01/2012 to 12/31/2012	15.361565	15.506197	61,713.0192
01/01/2013 to 12/31/2013	15.506197	16.901273	39,402.7459
01/01/2014 to 12/31/2014	16.901273	13.501963	42,908.4450
01/01/2015 to 12/31/2015	13.501963	8.934732	38,838.7451
01/01/2016 to 12/31/2016	8.934732	12.638993	27,888.4481
01/01/2017 to 12/31/2017	12.638993	12.346767	26,780.1248
01/01/2018 to 12/31/2018	12.346767	8.644100	27,858.9483
01/01/2019 to 12/31/2019	8.644100	9.557503	30,770.7043
01/01/2020 to 12/31/2020	9.557503	11.397311	28,480.5876
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	28.728516	29.758273	123,600.1684
01/01/2017 to 12/31/2017	29.758273	31.610434	117,830.4459
01/01/2018 to 12/31/2018	31.610434	29.854206	112,785.1492
01/01/2019 to 12/31/2019	29.854206	33.562451	104,087.1781
01/01/2020 to 12/31/2020	33.562451	35.212531	98,100.6895
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.084982	23.732450	233,488.4675
01/01/2012 to 12/31/2012	23.732450	26.377521	214,421.6133
01/01/2013 to 12/31/2013	26.377521	28.030120	169,516.5109
01/01/2014 to 12/31/2014	28.030120	28.917307	152,043.0945
01/01/2015 to 12/31/2015	28.917307	27.839496	136,501.6504
01/01/2016 to 04/29/2016	27.839496	28.666781	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	29.315106	30.392485	32,193.7553
01/01/2017 to 12/31/2017	30.392485	32.299917	31,288.3512
01/01/2018 to 12/31/2018	32.299917	30.539851	28,462.2301
01/01/2019 to 12/31/2019	30.539851	34.352191	21,580.5882
01/01/2020 to 12/31/2020	34.352191	36.095246	21,785.8215
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.353553	12.578305	161,695.9862
01/01/2012 to 12/31/2012	12.578305	13.795504	75,728.5778
01/01/2013 to 12/31/2013	13.795504	13.768082	68,062.6657
01/01/2014 to 12/31/2014	13.768082	14.151507	74,660.5253
01/01/2015 to 12/31/2015	14.151507	13.723918	76,236.7431
01/01/2016 to 04/29/2016	13.723918	14.054991	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.824014	17.429548	274,569.8444
01/01/2012 to 12/31/2012	17.429548	17.674177	243,731.0716
01/01/2013 to 12/31/2013	17.674177	17.236178	120,889.1992
01/01/2014 to 12/31/2014	17.236178	17.395157	104,583.2206
01/01/2015 to 12/31/2015	17.395157	17.171609	90,916.5684
01/01/2016 to 12/31/2016	17.171609	17.071639	90,030.4414
01/01/2017 to 12/31/2017	17.071639	17.082986	90,135.3622
01/01/2018 to 12/31/2018	17.082986	16.927627	82,819.0307
01/01/2019 to 12/31/2019	16.927627	17.621838	71,736.1054
01/01/2020 to 12/31/2020	17.621838	18.193168	81,038.8241

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios
The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013:
•	Brighthouse Funds Trust I: American Funds® International Portfolio (Class C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);
•	Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS® Value Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);
•	Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);
•	Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B); and
•	Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class B).
Effective as of April 28, 2014:
•	Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
Condensed Financial Information (continued)
•	Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and
•	Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).
Effective as of May 1, 2016:
•	Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);
•	Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B); and
•	Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio (Class B)#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
JPMorgan Core Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PanAgora Global Diversified Risk Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Wells Capital Management Mid Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wells Capital Management
Western Asset Management Government Income Portfolio (Class B)	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio (Class B)	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio (Class G)	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio (Class G)	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio (Class G)	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio (Class B)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.”)

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APPENDIX C
Three Month Market Entry Program and EDCA Examples
In order to show how the Three Month Market Entry Program and the EDCA programs work, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only and do not reflect charges under the contract.
Three Month Market Entry Program
The following example demonstrates how the Three Month Market Entry Program operates. This program operates in the same manner as the EDCA Program, except the duration is (3) months. The example assumes that a $12,000 Purchase Payment is allocated to the Three Month Market Entry Program at the beginning of the first month and the first transfer of $4,000 also occurs on that date. The $8,000 remaining after the Three Month Market Entry Program is credited with a 1% effective annual interest rate. The Three Month Market Entry Program transfer amount of $4,000 is determined by dividing the $12,000 allocation amount by 3 (the number of months in the Three Month Market Entry Program). Thereafter, a $4,000 transfer is made from the Three Month Market Entry Program at the beginning of each month. Once three transfers have occurred, a final transfer of interest will be made to the allocation selected.
EDCA Examples with Multiple Purchase Payments
For illustrative purposes in the following examples, the interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,000	$2,000	$10,000	$10,000
2		$2,000	$ 8,025	$ 8,025
3		$2,000	$ 6,044	$ 6,044

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
4*	$6,000	$3,000	$9,059	$3,059	$6,000
5		$3,000	$6,082	$ 67	$6,015
6		$3,000	$3,097	0	$3,097
7		$3,000	$ 104	0	$ 104
8		$ 105	0	0	0
* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).
12-Month EDCA
The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$24,000	$2,000	$22,000	$22,000
2		$2,000	$20,054	$20,054
3		$2,000	$18,104	$18,104
4		$2,000	$16,148	$16,148
5		$2,000	$14,188	$14,188
6*	$12,000	$3,000	$23,223	$11,223	$12,000
7		$3,000	$20,280	$ 8,251	$12,030
8		$3,000	$17,330	$ 5,271	$12,059
9		$3,000	$14,373	$ 2,284	$12,089

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
10		$3,000	$11,409	0	$11,409
11		$3,000	$ 8,437	0	$ 8,437
12		$3,000	$ 5,458	0	$ 5,458
13		$3,000	$ 2,471	0	$ 2,471
14		$2,477	0	0	0
* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

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APPENDIX D
Guaranteed Minimum Income Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See “Living Benefits — Guaranteed Income Benefits.”) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase

Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges “the Annual Increase Amount”) is the value upon which future income payments can be based.
         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)
(3) The Highest Anniversary Value (HAV)
        Example
         Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.
Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)
         With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.
(5)	The Guaranteed Principal Option — GMIB Plus II
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.
         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step-Up: Automatic Annual Step-Up — GMIB Plus II
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the

Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB Plus II rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

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APPENDIX E
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
a.     Lifetime Withdrawal Guarantee II — Proportionate Reduction
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
b.     Lifetime Withdrawal Guarantee I — Reduction to Account Value
Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 – $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% × $65,000 = $3,250.
B.    Lifetime Withdrawal Guarantee — Compounding Income Amount
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 × 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 × 5%).
If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 × 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 × 5%).
If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 × 5%).
(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract anniversary.)

C.     Lifetime Withdrawal Guarantee — Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).

At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 × 5%).
At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 × 5%).
D.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.
F.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
G.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.    Enhanced Guaranteed Withdrawal Benefit and GWB I — Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

I.    Enhanced GWB — How the Optional Reset Works (may be elected prior to age 86)
Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.
The period of time over which the Annual Benefit Payment may be taken would be lengthened.

J.    Enhanced GWB — How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)
Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K.    Enhanced GWB and GWB I — Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.
In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

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APPENDIX F
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	9/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	9/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Compounded-Plus Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C1	Account Value (Highest Anniversary Value)	9/1/2022	$104,000 (= greater of A and B)
C2	5% Annual Increase Amount	9/1/2022	$105,000 (= A × 1.05)
C3	Death Benefit	As of 9/1/2022	$105,000 (= greater of C1 and C2)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E1	Highest Anniversary Value	9/1/2023	$104,000 (= greater of C1 and D)
E2	5% Annual Increase Amount	As of 9/1/2023	$110,250 (= A × 1.05 × 1.05)
E3	Death Benefit	9/1/2023	$110,250 (= greater of E1 and E2)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I1	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E1-(E1 × G))
I2	5% Annual Increase Amount Reduced for Withdrawal	As of 9/2/2023	$99,238 (= E2-(E2 × G). Note: E2 includes additional day of interest at 5%)
I3	Death Benefit	9/2/2023	$99,238 (= greatest of H, I1 and I2)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Enhanced Death Benefit I
The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
         (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)
(2) The Annual Increase Amount
        Example
         Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
        Determining a death benefit based on the Annual Increase Amount
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).
        Determining a death benefit based on the Highest Anniversary Value
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.
         The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.
(5) The Optional Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.
The effect of the Optional Step-Up election is:
(1)  The Annual Increase Amount resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value; and
(2)  The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Variable Annuity Account C
and
Brighthouse Life Insurance Company
Class L and Class L - 4 Year
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectuses dated April 30, 2021, for the Individual Variable Deferred Annuity Contracts that are described herein.
The prospectuses concisely set forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 305075, Nashville, TN 37230-5075, or call (888) 243-1932.
This Statement of Additional Information is dated April 30, 2021.
SAI-0421BLICMOL
1

2

THE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as
Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
THE SEPARATE ACCOUNT
We have established a Separate Account, Brighthouse Variable Annuity Account C (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors Insurance Company (MLI), adopted a resolution to establish the Separate Account under Delaware insurance law on February 24, 1987. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
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SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc. provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $18,839,325.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2020	$651,736,999	$0
2019	$649,095,230	$0
2018	$604,739,251	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission
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amounts) paid to selected selling firms during 2020 ranged from $375 to $12,262,239.* The amount of commissions paid to selected selling firms during 2020 ranged from $0 to $70,041,584. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2020 ranged from $375 to $74,718,078.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.
The following list sets forth the names of selling firms that received additional compensation in 2020 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
Aegis Capital Corp.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
Avantax Investment Services, Inc.
AXA Network LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company
Cabot Lodge Securities LLC
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Capital Investment Brokerage, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
Concord Investment Services, LLC
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Horizon Advisors, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
GWN Securities Corporation
H. Beck, Inc.
IFP Securities, LLC
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
LifeMark Securities Corp.
Lincoln Investment Planning Inc.
Lion Street Financial, LLC
LPL Financial LLC
Merrill Lynch, Inc.
Mid Atlantic Capital Corporation
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
NEXT Financial Group, Inc.
Oppenheimer & Co. Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services
U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.
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Vandervelt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge
The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:
1.	The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.
2.	The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.
3.	Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.
4.	There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.
If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.
The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
PERFORMANCE INFORMATION
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales
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literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
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A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain
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diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.8% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
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Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k): elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2021 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $58,000 and 100% of an employee’s compensation for 2021.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan, if available, exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
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Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
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CONDENSED FINANCIAL INFORMATION
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class L
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.188418	10.515091	0.0000
01/01/2013 to 12/31/2013	10.515091	11.490127	0.0000
01/01/2014 to 12/31/2014	11.490127	12.126533	2,150.5384
01/01/2015 to 12/31/2015	12.126533	11.991176	2,040.3152
01/01/2016 to 12/31/2016	11.991176	12.212986	1,927.8592
01/01/2017 to 12/31/2017	12.212986	13.642936	1,799.8420
01/01/2018 to 12/31/2018	13.642936	12.476909	1,618.4803
01/01/2019 to 12/31/2019	12.476909	14.483746	1,440.7493
01/01/2020 to 12/31/2020	14.483746	15.105562	1,268.9703
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.810440	9.440218	116,023.3170
01/01/2012 to 12/31/2012	9.440218	10.535816	88,284.6438
01/01/2013 to 12/31/2013	10.535816	12.277863	58,593.7427
01/01/2014 to 12/31/2014	12.277863	12.801090	66,573.7275
01/01/2015 to 12/31/2015	12.801090	12.496508	62,823.7970
01/01/2016 to 12/31/2016	12.496508	13.245376	63,554.7745
01/01/2017 to 12/31/2017	13.245376	15.217947	123,077.2327
01/01/2018 to 12/31/2018	15.217947	14.314982	132,644.3465
01/01/2019 to 12/31/2019	14.314982	16.821784	124,559.8764
01/01/2020 to 12/31/2020	16.821784	19.112364	119,906.0025
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.331438	8.740243	96,031.2856
01/01/2012 to 12/31/2012	8.740243	9.980552	96,318.5207
01/01/2013 to 12/31/2013	9.980552	12.276064	63,741.3649
01/01/2014 to 12/31/2014	12.276064	12.840078	70,786.4589
01/01/2015 to 12/31/2015	12.840078	12.528224	62,087.7298
01/01/2016 to 12/31/2016	12.528224	13.420501	55,212.1679
01/01/2017 to 12/31/2017	13.420501	16.011551	46,489.2787
01/01/2018 to 12/31/2018	16.011551	14.832065	62,461.4081
01/01/2019 to 12/31/2019	14.832065	18.028722	58,007.8257
01/01/2020 to 12/31/2020	18.028722	20.723968	48,617.8912
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.130326	8.563666	9,222.0808
01/01/2012 to 12/31/2012	8.563666	9.884458	8,510.4284
01/01/2013 to 12/31/2013	9.884458	12.612403	8,323.7670
01/01/2014 to 12/31/2014	12.612403	13.414557	11,891.3584
01/01/2015 to 12/31/2015	13.414557	14.044549	12,943.6442
01/01/2016 to 12/31/2016	14.044549	15.064238	18,022.8870
01/01/2017 to 12/31/2017	15.064238	18.943568	17,925.8131
01/01/2018 to 12/31/2018	18.943568	18.529538	17,138.1475
01/01/2019 to 12/31/2019	18.529538	23.743937	16,218.5181
01/01/2020 to 12/31/2020	23.743937	35.395735	15,072.9606
12

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.053851	9.903644	91,535.2599
01/01/2012 to 12/31/2012	9.903644	10.791138	87,089.2656
01/01/2013 to 12/31/2013	10.791138	12.043688	51,657.5609
01/01/2014 to 12/31/2014	12.043688	12.562312	46,086.6370
01/01/2015 to 12/31/2015	12.562312	12.260885	56,273.3500
01/01/2016 to 12/31/2016	12.260885	12.899594	51,228.8196
01/01/2017 to 12/31/2017	12.899594	14.327049	72,132.7627
01/01/2018 to 12/31/2018	14.327049	13.603227	64,381.0988
01/01/2019 to 12/31/2019	13.603227	15.534709	53,151.7392
01/01/2020 to 12/31/2020	15.534709	17.256208	58,016.9002
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.118844	11.501942	7,398.9820
01/01/2013 to 12/31/2013	11.501942	10.924562	0.0000
01/01/2014 to 12/31/2014	10.924562	11.169773	0.0000
01/01/2015 to 12/31/2015	11.169773	9.930173	0.0000
01/01/2016 to 12/31/2016	9.930173	10.637649	0.0000
01/01/2017 to 12/31/2017	10.637649	11.484040	0.0000
01/01/2018 to 12/31/2018	11.484040	10.572667	0.0000
01/01/2019 to 12/31/2019	10.572667	12.464782	0.0000
01/01/2020 to 12/31/2020	12.464782	12.624736	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.944106	10.245474	729.0150
01/01/2013 to 12/31/2013	10.245474	11.111140	1,447.7508
01/01/2014 to 12/31/2014	11.111140	11.570088	4,191.5832
01/01/2015 to 12/31/2015	11.570088	11.362683	5,275.7736
01/01/2016 to 12/31/2016	11.362683	11.666197	5,020.0708
01/01/2017 to 12/31/2017	11.666197	12.996573	4,759.7487
01/01/2018 to 12/31/2018	12.996573	11.858421	4,450.2951
01/01/2019 to 12/31/2019	11.858421	14.063185	4,147.8916
01/01/2020 to 12/31/2020	14.063185	14.421486	2,451.1099
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.890213	20.014124	2,054.4483
01/01/2012 to 12/31/2012	20.014124	22.929971	3,339.3115
01/01/2013 to 12/31/2013	22.929971	24.647538	11,456.4055
01/01/2014 to 12/31/2014	24.647538	25.030585	5,675.9833
01/01/2015 to 12/31/2015	25.030585	23.612687	4,317.7561
01/01/2016 to 12/31/2016	23.612687	26.459687	3,532.7860
01/01/2017 to 12/31/2017	26.459687	28.033530	3,531.6317
01/01/2018 to 12/31/2018	28.033530	26.766535	3,317.3999
01/01/2019 to 12/31/2019	26.766535	30.224021	2,795.9374
01/01/2020 to 12/31/2020	30.224021	31.943593	2,224.7125
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.391304	10.552787	131,806.4997
01/01/2012 to 12/31/2012	10.552787	12.110842	124,100.8363
01/01/2013 to 12/31/2013	12.110842	15.420093	119,756.1125
01/01/2014 to 12/31/2014	15.420093	15.931601	113,707.9028
01/01/2015 to 12/31/2015	15.931601	15.348487	102,773.0428
01/01/2016 to 12/31/2016	15.348487	16.444579	97,006.4051
01/01/2017 to 12/31/2017	16.444579	19.876267	76,529.2437
01/01/2018 to 12/31/2018	19.876267	17.572664	65,645.9311
01/01/2019 to 12/31/2019	17.572664	22.024320	59,777.3418
01/01/2020 to 12/31/2020	22.024320	25.747106	53,613.1451
13

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.970977	10.412592	0.0000
01/01/2013 to 12/31/2013	10.412592	11.707308	0.0000
01/01/2014 to 12/31/2014	11.707308	12.620486	10,197.4852
01/01/2015 to 12/31/2015	12.620486	11.900565	9,479.0070
01/01/2016 to 12/31/2016	11.900565	12.678679	8,580.3552
01/01/2017 to 12/31/2017	12.678679	14.750840	7,546.5074
01/01/2018 to 12/31/2018	14.750840	13.433206	6,984.3222
01/01/2019 to 12/31/2019	13.433206	16.319049	6,029.6333
01/01/2020 to 12/31/2020	16.319049	18.052108	5,350.0325
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.293298	15.474716	53,249.2335
01/01/2012 to 12/31/2012	15.474716	17.948868	46,980.9940
01/01/2013 to 12/31/2013	17.948868	23.372214	45,269.5403
01/01/2014 to 12/31/2014	23.372214	23.372395	39,482.1395
01/01/2015 to 12/31/2015	23.372395	21.735600	34,883.0892
01/01/2016 to 12/31/2016	21.735600	28.048371	30,279.5360
01/01/2017 to 12/31/2017	28.048371	30.803191	28,562.9794
01/01/2018 to 12/31/2018	30.803191	25.668063	27,487.0596
01/01/2019 to 12/31/2019	25.668063	32.497360	25,061.6952
01/01/2020 to 12/31/2020	32.497360	31.765195	24,752.1085
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.398539	9.909879	19,340.5656
01/01/2012 to 12/31/2012	9.909879	11.582864	16,208.4138
01/01/2013 to 12/31/2013	11.582864	10.820375	16,224.3257
01/01/2014 to 12/31/2014	10.820375	9.944246	10,596.4322
01/01/2015 to 12/31/2015	9.944246	8.426126	11,083.5126
01/01/2016 to 12/31/2016	8.426126	9.236944	10,730.4500
01/01/2017 to 12/31/2017	9.236944	11.654382	10,183.9155
01/01/2018 to 12/31/2018	11.654382	9.832048	5,784.4313
01/01/2019 to 12/31/2019	9.832048	11.672024	5,149.9735
01/01/2020 to 12/31/2020	11.672024	14.607242	4,295.6272
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.201985	10.231789	1,289.1210
01/01/2012 to 12/31/2012	10.231789	10.795791	2,926.2907
01/01/2013 to 12/31/2013	10.795791	11.020980	9,624.8810
01/01/2014 to 12/31/2014	11.020980	10.914961	3,704.0020
01/01/2015 to 12/31/2015	10.914961	10.641364	3,369.3406
01/01/2016 to 12/31/2016	10.641364	11.431700	14,605.7531
01/01/2017 to 12/31/2017	11.431700	11.652839	14,968.1655
01/01/2018 to 12/31/2018	11.652839	11.490918	14,839.2552
01/01/2019 to 12/31/2019	11.490918	12.091193	14,638.1199
01/01/2020 to 12/31/2020	12.091193	12.131956	13,694.8322
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987672	9.747194	0.0000
01/01/2012 to 12/31/2012	9.747194	10.003456	2,924.2406
01/01/2013 to 12/31/2013	10.003456	9.948991	7,238.3820
01/01/2014 to 12/31/2014	9.948991	9.884750	7,395.7786
01/01/2015 to 12/31/2015	9.884750	9.657634	10,122.4910
01/01/2016 to 12/31/2016	9.657634	9.792357	9,714.4970
01/01/2017 to 12/31/2017	9.792357	9.755947	7,581.7151
01/01/2018 to 12/31/2018	9.755947	9.632471	7,467.2660
01/01/2019 to 12/31/2019	9.632471	9.909134	6,260.8454
01/01/2020 to 12/31/2020	9.909134	9.948501	6,166.0366
14

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.139976	11.896288	0.0000
01/01/2012 to 12/31/2012	11.896288	13.365653	0.0000
01/01/2013 to 12/31/2013	13.365653	13.276677	0.0000
01/01/2014 to 12/31/2014	13.276677	13.201749	0.0000
01/01/2015 to 12/31/2015	13.201749	12.439278	0.0000
01/01/2016 to 12/31/2016	12.439278	12.336560	0.0000
01/01/2017 to 12/31/2017	12.336560	12.146137	0.0000
01/01/2018 to 12/31/2018	12.146137	12.060082	0.0000
01/01/2019 to 12/31/2019	12.060082	11.995234	0.0000
01/01/2020 to 12/31/2020	11.995234	11.095883	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.979123	12.976144	15,382.0131
01/01/2012 to 12/31/2012	12.976144	16.071691	14,665.0482
01/01/2013 to 12/31/2013	16.071691	16.361006	21,625.8048
01/01/2014 to 12/31/2014	16.361006	18.219333	16,867.5863
01/01/2015 to 12/31/2015	18.219333	17.661157	14,993.7972
01/01/2016 to 12/31/2016	17.661157	17.515237	13,532.1967
01/01/2017 to 12/31/2017	17.515237	19.071237	12,778.2377
01/01/2018 to 12/31/2018	19.071237	17.127041	12,185.4321
01/01/2019 to 12/31/2019	17.127041	21.016041	10,691.6021
01/01/2020 to 12/31/2020	21.016041	19.624176	10,080.4498
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.405629	16.359204	70,711.0583
01/01/2012 to 12/31/2012	16.359204	20.786563	59,510.9950
01/01/2013 to 12/31/2013	20.786563	26.667256	56,556.0730
01/01/2014 to 12/31/2014	26.667256	24.699703	54,564.7501
01/01/2015 to 12/31/2015	24.699703	23.185213	45,990.2049
01/01/2016 to 12/31/2016	23.185213	24.658455	43,896.2560
01/01/2017 to 12/31/2017	24.658455	31.621070	37,215.7969
01/01/2018 to 12/31/2018	31.621070	23.632986	35,638.8753
01/01/2019 to 12/31/2019	23.632986	28.931483	32,835.3565
01/01/2020 to 12/31/2020	28.931483	29.898291	32,091.4981
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010663	1.045831	415,616.9230
01/01/2013 to 12/31/2013	1.045831	1.047337	145,310.3798
01/01/2014 to 12/31/2014	1.047337	1.087147	141,113.0773
01/01/2015 to 12/31/2015	1.087147	1.023876	136,434.5397
01/01/2016 to 12/31/2016	1.023876	1.124561	132,211.9898
01/01/2017 to 12/31/2017	1.124561	1.216227	129,601.5802
01/01/2018 to 12/31/2018	1.216227	1.118675	110,544.2425
01/01/2019 to 12/31/2019	1.118675	1.267870	105,849.2677
01/01/2020 to 12/31/2020	1.267870	1.372787	75,705.9559
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.123079	9.805176	3,714.2602
01/01/2012 to 12/31/2012	9.805176	11.415893	5,725.2051
01/01/2013 to 12/31/2013	11.415893	15.195357	7,817.8346
01/01/2014 to 12/31/2014	15.195357	16.330397	9,088.7513
01/01/2015 to 12/31/2015	16.330397	15.096452	8,298.2163
01/01/2016 to 12/31/2016	15.096452	17.409352	9,218.2473
01/01/2017 to 12/31/2017	17.409352	20.201278	8,997.5060
01/01/2018 to 12/31/2018	20.201278	17.444978	6,364.6194
01/01/2019 to 12/31/2019	17.444978	21.431067	5,001.5060
01/01/2020 to 12/31/2020	21.431067	20.962207	3,052.1194
15

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.469377	15.044709	55,993.6491
01/01/2012 to 12/31/2012	15.044709	17.486156	49,035.7549
01/01/2013 to 12/31/2013	17.486156	24.098401	45,721.4219
01/01/2014 to 12/31/2014	24.098401	25.566439	36,111.7757
01/01/2015 to 12/31/2015	25.566439	24.705705	31,723.1291
01/01/2016 to 12/31/2016	24.705705	27.066666	29,958.2870
01/01/2017 to 12/31/2017	27.066666	33.353081	24,487.1252
01/01/2018 to 12/31/2018	33.353081	29.821121	23,134.2943
01/01/2019 to 12/31/2019	29.821121	36.474816	21,405.4539
01/01/2020 to 12/31/2020	36.474816	56.213551	17,417.6255
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.065340	10.504568	10,600.1589
01/01/2014 to 12/31/2014	10.504568	10.853381	10,160.7732
01/01/2015 to 12/31/2015	10.853381	10.721965	14,594.1183
01/01/2016 to 12/31/2016	10.721965	10.776295	10,188.4584
01/01/2017 to 12/31/2017	10.776295	10.946010	11,876.1690
01/01/2018 to 12/31/2018	10.946010	10.762816	12,083.6365
01/01/2019 to 12/31/2019	10.762816	11.450632	12,140.0302
01/01/2020 to 12/31/2020	11.450632	12.145574	10,905.9881
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.272748	10.684718	9,590.9177
01/01/2012 to 12/31/2012	10.684718	11.020045	11,961.5862
01/01/2013 to 04/26/2013	11.020045	10.991333	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012718	1.047873	0.0000
01/01/2013 to 12/31/2013	1.047873	1.143398	0.0000
01/01/2014 to 12/31/2014	1.143398	1.202541	21,534.2441
01/01/2015 to 12/31/2015	1.202541	1.192843	20,430.5330
01/01/2016 to 12/31/2016	1.192843	1.206780	19,304.4661
01/01/2017 to 12/31/2017	1.206780	1.384133	18,022.5911
01/01/2018 to 12/31/2018	1.384133	1.262869	16,206.5487
01/01/2019 to 12/31/2019	1.262869	1.451570	14,426.8472
01/01/2020 to 12/31/2020	1.451570	1.601512	12,706.7484
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996809	1.038256	0.0000
01/01/2015 to 12/31/2015	1.038256	1.010713	0.0000
01/01/2016 to 12/31/2016	1.010713	1.013500	0.0000
01/01/2017 to 12/31/2017	1.013500	1.150797	0.0000
01/01/2018 to 04/30/2018	1.150797	1.121166	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.861435	12.457570	4,937.9917
01/01/2012 to 12/31/2012	12.457570	14.320073	3,305.1230
01/01/2013 to 12/31/2013	14.320073	16.490154	3,454.0643
01/01/2014 to 12/31/2014	16.490154	16.774291	3,269.1826
01/01/2015 to 12/31/2015	16.774291	16.693997	3,071.1497
01/01/2016 to 12/31/2016	16.693997	17.196660	3,066.1099
01/01/2017 to 12/31/2017	17.196660	20.791155	3,381.1055
01/01/2018 to 12/31/2018	20.791155	19.337530	3,214.4965
01/01/2019 to 12/31/2019	19.337530	24.244574	3,429.3955
01/01/2020 to 12/31/2020	24.244574	27.359621	2,406.4507
16

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.339169	7.450037	86,406.8035
01/01/2012 to 12/31/2012	7.450037	8.679293	72,099.0270
01/01/2013 to 12/31/2013	8.679293	12.424274	59,793.4976
01/01/2014 to 12/31/2014	12.424274	14.522602	55,493.8249
01/01/2015 to 12/31/2015	14.522602	13.701458	52,982.4320
01/01/2016 to 12/31/2016	13.701458	13.831577	51,872.3536
01/01/2017 to 12/31/2017	13.831577	16.102450	51,262.5662
01/01/2018 to 12/31/2018	16.102450	14.712204	48,769.4596
01/01/2019 to 12/31/2019	14.712204	17.873307	43,671.2177
01/01/2020 to 12/31/2020	17.873307	23.234475	33,462.3693
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	142.621142	129.641895	73.4423
01/01/2012 to 12/31/2012	129.641895	156.141071	171.0345
01/01/2013 to 12/31/2013	156.141071	197.698607	225.4809
01/01/2014 to 04/25/2014	197.698607	205.670490	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.574211	6.983591	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.781562	11.250795	0.0000
01/01/2014 to 12/31/2014	11.250795	12.085520	2,194.1041
01/01/2015 to 12/31/2015	12.085520	11.737809	2,081.6491
01/01/2016 to 12/31/2016	11.737809	12.043264	1,966.9151
01/01/2017 to 12/31/2017	12.043264	13.681299	1,836.3036
01/01/2018 to 12/31/2018	13.681299	12.483037	1,651.2664
01/01/2019 to 12/31/2019	12.483037	14.937134	1,469.9360
01/01/2020 to 12/31/2020	14.937134	15.647708	1,294.6767
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.091939	12.370383	72,070.3252
01/01/2012 to 12/31/2012	12.370383	14.192640	67,954.8705
01/01/2013 to 12/31/2013	14.192640	16.640515	62,774.6421
01/01/2014 to 12/31/2014	16.640515	15.223038	52,632.2128
01/01/2015 to 12/31/2015	15.223038	14.700931	50,375.1290
01/01/2016 to 12/31/2016	14.700931	14.326607	44,271.2693
01/01/2017 to 12/31/2017	14.326607	18.051664	38,565.9490
01/01/2018 to 12/31/2018	18.051664	15.261931	37,622.1964
01/01/2019 to 12/31/2019	15.261931	19.253177	32,552.2205
01/01/2020 to 12/31/2020	19.253177	21.391577	26,931.5972
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999767	1.033445	77,571.2066
01/01/2015 to 12/31/2015	1.033445	0.960376	72,975.2118
01/01/2016 to 12/31/2016	0.960376	1.049213	68,608.1756
01/01/2017 to 12/31/2017	1.049213	1.161532	63,611.7848
01/01/2018 to 12/31/2018	1.161532	1.055157	58,851.0456
01/01/2019 to 12/31/2019	1.055157	1.265534	54,203.0869
01/01/2020 to 12/31/2020	1.265534	1.391554	51,018.3700
17

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.462572	14.710903	115,174.2246
01/01/2012 to 12/31/2012	14.710903	15.782261	111,115.7227
01/01/2013 to 12/31/2013	15.782261	14.077051	108,169.4844
01/01/2014 to 12/31/2014	14.077051	14.240165	93,083.7105
01/01/2015 to 12/31/2015	14.240165	13.564706	83,355.5074
01/01/2016 to 12/31/2016	13.564706	14.000717	74,694.3985
01/01/2017 to 12/31/2017	14.000717	14.242700	73,066.7023
01/01/2018 to 12/31/2018	14.242700	13.664003	67,577.7773
01/01/2019 to 12/31/2019	13.664003	14.544713	62,197.5383
01/01/2020 to 12/31/2020	14.544713	15.949330	56,177.2558
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.911764	16.140123	256,466.8164
01/01/2012 to 12/31/2012	16.140123	17.337670	243,209.9224
01/01/2013 to 12/31/2013	17.337670	16.718928	216,500.4818
01/01/2014 to 12/31/2014	16.718928	17.126132	183,853.1435
01/01/2015 to 12/31/2015	17.126132	16.838293	158,574.1880
01/01/2016 to 12/31/2016	16.838293	16.986493	138,313.8269
01/01/2017 to 12/31/2017	16.986493	17.452590	132,775.6110
01/01/2018 to 12/31/2018	17.452590	17.117370	121,825.7072
01/01/2019 to 12/31/2019	17.117370	18.252868	108,055.6416
01/01/2020 to 12/31/2020	18.252868	19.472078	95,234.2957
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215259	10.730608	0.0000
01/01/2014 to 12/31/2014	10.730608	11.461336	652.0719
01/01/2015 to 12/31/2015	11.461336	11.127129	649.6906
01/01/2016 to 12/31/2016	11.127129	11.439057	647.3431
01/01/2017 to 12/31/2017	11.439057	13.099302	629.4776
01/01/2018 to 04/30/2018	13.099302	12.516143	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010696	1.065948	0.0000
01/01/2013 to 12/31/2013	1.065948	1.153942	0.0000
01/01/2014 to 12/31/2014	1.153942	1.222291	0.0000
01/01/2015 to 12/31/2015	1.222291	1.191123	0.0000
01/01/2016 to 12/31/2016	1.191123	1.237247	0.0000
01/01/2017 to 12/31/2017	1.237247	1.390352	0.0000
01/01/2018 to 12/31/2018	1.390352	1.237981	4,716.5284
01/01/2019 to 12/31/2019	1.237981	1.478701	4,151.7729
01/01/2020 to 12/31/2020	1.478701	1.484347	3,622.3501
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.500012	11.426536	21,917.9292
01/01/2012 to 12/31/2012	11.426536	12.675878	21,471.0054
01/01/2013 to 12/31/2013	12.675878	14.073774	20,467.9912
01/01/2014 to 12/31/2014	14.073774	14.640704	16,328.3053
01/01/2015 to 12/31/2015	14.640704	14.111323	14,646.4576
01/01/2016 to 12/31/2016	14.111323	14.675922	12,217.2861
01/01/2017 to 12/31/2017	14.675922	16.717670	11,443.7222
01/01/2018 to 12/31/2018	16.717670	15.362826	10,366.3028
01/01/2019 to 12/31/2019	15.362826	18.065637	9,347.5138
01/01/2020 to 12/31/2020	18.065637	19.505700	8,642.9913
18

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.084748	10.666243	33,824.9837
01/01/2012 to 12/31/2012	10.666243	12.061785	33,566.8701
01/01/2013 to 12/31/2013	12.061785	14.001609	13,610.0099
01/01/2014 to 12/31/2014	14.001609	14.506040	10,638.4233
01/01/2015 to 12/31/2015	14.506040	13.931917	10,058.0564
01/01/2016 to 12/31/2016	13.931917	14.639379	9,502.1107
01/01/2017 to 12/31/2017	14.639379	17.219636	9,006.1613
01/01/2018 to 12/31/2018	17.219636	15.447073	8,136.6827
01/01/2019 to 12/31/2019	15.447073	18.595122	7,199.2663
01/01/2020 to 12/31/2020	18.595122	20.245878	6,380.5628
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.619129	44.940498	70,929.2443
01/01/2012 to 12/31/2012	44.940498	52.121894	62,291.5511
01/01/2013 to 12/31/2013	52.121894	68.551426	54,681.8381
01/01/2014 to 12/31/2014	68.551426	76.346488	45,320.1798
01/01/2015 to 12/31/2015	76.346488	72.367912	41,806.7316
01/01/2016 to 12/31/2016	72.367912	82.491872	36,119.3064
01/01/2017 to 12/31/2017	82.491872	94.851399	28,333.2348
01/01/2018 to 12/31/2018	94.851399	84.703738	26,483.3235
01/01/2019 to 12/31/2019	84.703738	105.357980	24,202.5000
01/01/2020 to 12/31/2020	105.357980	106.549352	22,934.0811
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.180436	9.844256	85,705.2224
01/01/2012 to 12/31/2012	9.844256	11.001636	78,700.9912
01/01/2013 to 12/31/2013	11.001636	14.772721	77,745.2341
01/01/2014 to 12/31/2014	14.772721	16.379062	67,318.9929
01/01/2015 to 12/31/2015	16.379062	17.177611	56,399.0470
01/01/2016 to 12/31/2016	17.177611	17.937778	53,390.0911
01/01/2017 to 12/31/2017	17.937778	22.000113	52,564.1137
01/01/2018 to 12/31/2018	22.000113	21.153266	46,723.8746
01/01/2019 to 12/31/2019	21.153266	27.257874	41,730.7843
01/01/2020 to 12/31/2020	27.257874	33.206306	37,839.3618
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.620764	23.311362	214.4824
01/01/2012 to 12/31/2012	23.311362	26.284529	380.2346
01/01/2013 to 12/31/2013	26.284529	33.672929	607.5157
01/01/2014 to 12/31/2014	33.672929	36.297762	556.9280
01/01/2015 to 12/31/2015	36.297762	32.480771	521.2041
01/01/2016 to 12/31/2016	32.480771	36.884267	504.5295
01/01/2017 to 12/31/2017	36.884267	39.700298	441.2148
01/01/2018 to 12/31/2018	39.700298	35.067179	462.9943
01/01/2019 to 12/31/2019	35.067179	44.469040	341.9608
01/01/2020 to 12/31/2020	44.469040	47.057093	349.4064
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.215147	14.017731	18,428.0712
01/01/2012 to 12/31/2012	14.017731	16.276960	15,876.7594
01/01/2013 to 12/31/2013	16.276960	21.227624	14,388.8923
01/01/2014 to 12/31/2014	21.227624	23.630659	12,262.5764
01/01/2015 to 12/31/2015	23.630659	21.113789	10,985.5408
01/01/2016 to 12/31/2016	21.113789	23.494483	8,393.6625
01/01/2017 to 12/31/2017	23.494483	25.592004	8,242.0194
01/01/2018 to 12/31/2018	25.592004	21.814380	8,085.2903
01/01/2019 to 12/31/2019	21.814380	29.067162	7,214.6611
01/01/2020 to 12/31/2020	29.067162	29.351634	6,458.2151
19

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.740046	10.884172	0.0000
01/01/2013 to 12/31/2013	10.884172	10.217080	0.0000
01/01/2014 to 12/31/2014	10.217080	10.803915	0.0000
01/01/2015 to 12/31/2015	10.803915	10.667482	0.0000
01/01/2016 to 12/31/2016	10.667482	10.625822	0.0000
01/01/2017 to 12/31/2017	10.625822	10.718809	312.1814
01/01/2018 to 12/31/2018	10.718809	10.530304	447.3941
01/01/2019 to 12/31/2019	10.530304	11.128603	0.0000
01/01/2020 to 12/31/2020	11.128603	11.780433	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	9.019129	9.877586	10,495.5941
01/01/2014 to 12/31/2014	9.877586	9.386400	9,259.3223
01/01/2015 to 12/31/2015	9.386400	9.027907	7,833.7733
01/01/2016 to 12/31/2016	9.027907	9.324025	8,576.9465
01/01/2017 to 12/31/2017	9.324025	12.365792	7,987.1595
01/01/2018 to 12/31/2018	12.365792	10.066301	7,920.9549
01/01/2019 to 12/31/2019	10.066301	13.103786	7,597.6648
01/01/2020 to 12/31/2020	13.103786	16.265278	7,597.9144
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.899968	7.500217	9,732.3444
01/01/2012 to 12/31/2012	7.500217	8.659204	12,208.3636
01/01/2013 to 04/26/2013	8.659204	8.972248	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.276448	10.103688	184,504.9311
01/01/2012 to 12/31/2012	10.103688	9.932445	229,272.3850
01/01/2013 to 12/31/2013	9.932445	9.765015	139,607.7233
01/01/2014 to 12/31/2014	9.765015	9.600406	133,905.7246
01/01/2015 to 12/31/2015	9.600406	9.438573	138,551.9258
01/01/2016 to 12/31/2016	9.438573	9.289873	144,394.2754
01/01/2017 to 12/31/2017	9.289873	9.191666	156,532.0760
01/01/2018 to 12/31/2018	9.191666	9.175844	152,057.4277
01/01/2019 to 12/31/2019	9.175844	9.190600	134,056.3897
01/01/2020 to 12/31/2020	9.190600	9.052617	129,232.3748
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.638745	13.880728	0.0000
01/01/2015 to 12/31/2015	13.880728	13.566834	3,093.7626
01/01/2016 to 12/31/2016	13.566834	13.942382	3,093.7626
01/01/2017 to 12/31/2017	13.942382	14.658293	3,093.7626
01/01/2018 to 12/31/2018	14.658293	14.033603	3,093.7626
01/01/2019 to 12/31/2019	14.033603	15.416326	3,512.3500
01/01/2020 to 12/31/2020	15.416326	16.598152	5,927.8892
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.865753	11.873279	207,716.8717
01/01/2012 to 12/31/2012	11.873279	12.945732	156,587.2566
01/01/2013 to 12/31/2013	12.945732	13.883120	137,568.5194
01/01/2014 to 04/25/2014	13.883120	13.984114	0.0000
20

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.929274	11.714907	462,041.0608
01/01/2012 to 12/31/2012	11.714907	12.943820	437,685.7099
01/01/2013 to 12/31/2013	12.943820	14.535968	361,243.9118
01/01/2014 to 04/25/2014	14.535968	14.586537	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.982160	14.344266	444,177.6891
01/01/2015 to 12/31/2015	14.344266	13.951097	400,099.5046
01/01/2016 to 12/31/2016	13.951097	14.550937	355,454.2638
01/01/2017 to 12/31/2017	14.550937	15.828863	327,654.1870
01/01/2018 to 12/31/2018	15.828863	14.875752	289,037.4256
01/01/2019 to 12/31/2019	14.875752	16.905921	247,105.2910
01/01/2020 to 12/31/2020	16.905921	18.454751	233,234.2775
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.711644	11.318563	1,104,682.8211
01/01/2012 to 12/31/2012	11.318563	12.676909	1,056,339.7133
01/01/2013 to 12/31/2013	12.676909	14.883473	1,085,220.3361
01/01/2014 to 04/25/2014	14.883473	14.890305	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.888224	15.389533	1,039,308.8952
01/01/2015 to 12/31/2015	15.389533	14.938285	944,589.2786
01/01/2016 to 12/31/2016	14.938285	15.730003	823,029.9898
01/01/2017 to 12/31/2017	15.730003	17.743898	726,450.8816
01/01/2018 to 12/31/2018	17.743898	16.374801	604,848.1873
01/01/2019 to 12/31/2019	16.374801	19.225739	572,953.7711
01/01/2020 to 12/31/2020	19.225739	21.518652	532,741.1041
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.598853	10.962009	659,620.6567
01/01/2012 to 12/31/2012	10.962009	12.470358	610,122.7294
01/01/2013 to 12/31/2013	12.470358	15.437370	646,115.9237
01/01/2014 to 04/25/2014	15.437370	15.360462	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.597761	9.270180	26,372.2931
01/01/2012 to 12/31/2012	9.270180	10.582532	25,906.2145
01/01/2013 to 04/26/2013	10.582532	11.381805	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.347453	15.955756	644,869.3236
01/01/2015 to 12/31/2015	15.955756	15.420708	565,424.9130
01/01/2016 to 12/31/2016	15.420708	16.394979	538,799.4222
01/01/2017 to 12/31/2017	16.394979	19.208132	413,666.9669
01/01/2018 to 12/31/2018	19.208132	17.350750	387,984.7746
01/01/2019 to 12/31/2019	17.350750	21.105890	364,537.1644
01/01/2020 to 12/31/2020	21.105890	24.192547	340,256.7842
21

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.474414	14.107583	95,414.9769
01/01/2012 to 12/31/2012	14.107583	15.474756	80,822.3871
01/01/2013 to 12/31/2013	15.474756	20.768498	74,996.2580
01/01/2014 to 12/31/2014	20.768498	20.760186	65,958.7845
01/01/2015 to 12/31/2015	20.760186	18.437567	58,426.9402
01/01/2016 to 12/31/2016	18.437567	22.232898	50,214.6929
01/01/2017 to 12/31/2017	22.232898	24.600198	46,929.7107
01/01/2018 to 12/31/2018	24.600198	20.938358	44,909.4730
01/01/2019 to 12/31/2019	20.938358	25.410430	41,688.0973
01/01/2020 to 12/31/2020	25.410430	26.474959	36,108.9115
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.132004	14.106174	0.0000
01/01/2012 to 12/31/2012	14.106174	16.350037	0.0000
01/01/2013 to 12/31/2013	16.350037	20.511410	2,159.4884
01/01/2014 to 12/31/2014	20.511410	18.815620	1,815.0583
01/01/2015 to 12/31/2015	18.815620	19.563055	886.2533
01/01/2016 to 12/31/2016	19.563055	20.353916	1,525.4623
01/01/2017 to 12/31/2017	20.353916	26.104844	2,031.5861
01/01/2018 to 12/31/2018	26.104844	20.385444	1,915.5606
01/01/2019 to 12/31/2019	20.385444	24.658404	1,995.7428
01/01/2020 to 12/31/2020	24.658404	26.372707	1,993.4580
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.046869	22.395704	3,645.6194
01/01/2017 to 12/31/2017	22.395704	26.160961	3,538.1945
01/01/2018 to 12/31/2018	26.160961	25.626749	3,513.1990
01/01/2019 to 12/31/2019	25.626749	32.915591	3,277.0755
01/01/2020 to 12/31/2020	32.915591	35.909659	3,147.0542
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.848335	16.693124	0.0000
01/01/2012 to 12/31/2012	16.693124	18.113252	0.0000
01/01/2013 to 12/31/2013	18.113252	23.633637	5,185.3243
01/01/2014 to 12/31/2014	23.633637	25.775246	4,756.0811
01/01/2015 to 12/31/2015	25.775246	25.277248	3,321.2252
01/01/2016 to 04/29/2016	25.277248	25.410021	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.495080	11.771472	236,009.3510
01/01/2012 to 12/31/2012	11.771472	13.041871	206,273.4275
01/01/2013 to 12/31/2013	13.041871	17.121148	189,142.4045
01/01/2014 to 12/31/2014	17.121148	18.590970	161,099.8875
01/01/2015 to 12/31/2015	18.590970	18.691868	138,432.4075
01/01/2016 to 12/31/2016	18.691868	19.691157	111,431.5489
01/01/2017 to 12/31/2017	19.691157	23.023103	105,995.2262
01/01/2018 to 12/31/2018	23.023103	22.576451	96,775.1277
01/01/2019 to 12/31/2019	22.576451	29.025926	84,167.0865
01/01/2020 to 12/31/2020	29.025926	31.697107	75,085.6925
22

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.621041	17.394570	8,923.4496
01/01/2014 to 12/31/2014	17.394570	18.961291	7,716.2265
01/01/2015 to 12/31/2015	18.961291	19.127133	6,829.6002
01/01/2016 to 12/31/2016	19.127133	19.774609	6,506.6809
01/01/2017 to 12/31/2017	19.774609	24.290234	6,111.0069
01/01/2018 to 12/31/2018	24.290234	22.469370	5,775.4616
01/01/2019 to 12/31/2019	22.469370	29.344877	5,154.2001
01/01/2020 to 12/31/2020	29.344877	37.903339	4,344.3902
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.211806	12.929589	11,270.7064
01/01/2012 to 12/31/2012	12.929589	13.475635	9,715.6747
01/01/2013 to 04/26/2013	13.475635	14.526966	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.998016	11.822340	78,629.4997
01/01/2012 to 12/31/2012	11.822340	13.430120	183,806.5898
01/01/2013 to 12/31/2013	13.430120	18.053842	171,258.5840
01/01/2014 to 12/31/2014	18.053842	19.301419	140,881.5881
01/01/2015 to 12/31/2015	19.301419	20.976066	122,665.6738
01/01/2016 to 12/31/2016	20.976066	20.595720	104,239.2017
01/01/2017 to 12/31/2017	20.595720	27.739682	94,953.8624
01/01/2018 to 12/31/2018	27.739682	27.300516	86,095.7235
01/01/2019 to 12/31/2019	27.300516	35.562181	74,323.9885
01/01/2020 to 12/31/2020	35.562181	54.671703	57,795.5432
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.847376	7.419110	2,630.4434
01/01/2012 to 12/31/2012	7.419110	8.217708	728.5605
01/01/2013 to 04/26/2013	8.217708	8.822871	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.168089	7.919813	190,320.7537
01/01/2012 to 04/27/2012	7.919813	8.901065	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.990574	15.792405	925.9547
01/01/2012 to 12/31/2012	15.792405	16.081078	912.2097
01/01/2013 to 12/31/2013	16.081078	15.403624	5,254.3349
01/01/2014 to 12/31/2014	15.403624	15.970809	1,047.2588
01/01/2015 to 12/31/2015	15.970809	15.692748	956.5816
01/01/2016 to 12/31/2016	15.692748	15.750133	277.4197
01/01/2017 to 12/31/2017	15.750133	15.940256	286.4728
01/01/2018 to 12/31/2018	15.940256	15.593140	258.2378
01/01/2019 to 12/31/2019	15.593140	16.609299	224.3676
01/01/2020 to 12/31/2020	16.609299	17.453452	210.9710
23

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.618440	15.972962	4,544.9422
01/01/2012 to 12/31/2012	15.972962	18.413613	5,314.2030
01/01/2013 to 12/31/2013	18.413613	24.032702	4,623.3721
01/01/2014 to 12/31/2014	24.032702	25.804243	4,371.8858
01/01/2015 to 12/31/2015	25.804243	24.690002	4,104.1858
01/01/2016 to 12/31/2016	24.690002	29.148710	3,832.6956
01/01/2017 to 12/31/2017	29.148710	33.130385	4,039.9441
01/01/2018 to 12/31/2018	33.130385	28.802283	3,822.5020
01/01/2019 to 12/31/2019	28.802283	35.548788	3,608.1231
01/01/2020 to 12/31/2020	35.548788	39.515002	3,402.4333
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.184786	10.463963	0.0000
01/01/2012 to 12/31/2012	10.463963	12.132116	0.0000
01/01/2013 to 12/31/2013	12.132116	14.484592	0.0000
01/01/2014 to 12/31/2014	14.484592	13.338910	0.0000
01/01/2015 to 12/31/2015	13.338910	12.942142	0.0000
01/01/2016 to 12/31/2016	12.942142	12.847237	0.0000
01/01/2017 to 12/31/2017	12.847237	15.731562	0.0000
01/01/2018 to 12/31/2018	15.731562	13.280714	0.0000
01/01/2019 to 12/31/2019	13.280714	15.874200	0.0000
01/01/2020 to 12/31/2020	15.874200	16.779024	0.0000
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.941199	15.935329	165.4336
01/01/2012 to 12/31/2012	15.935329	18.163273	0.0000
01/01/2013 to 12/31/2013	18.163273	24.664599	2,810.7552
01/01/2014 to 12/31/2014	24.664599	25.395812	0.0000
01/01/2015 to 12/31/2015	25.395812	23.835054	0.0000
01/01/2016 to 12/31/2016	23.835054	28.336857	0.0000
01/01/2017 to 12/31/2017	28.336857	31.844273	0.0000
01/01/2018 to 12/31/2018	31.844273	27.796401	0.0000
01/01/2019 to 12/31/2019	27.796401	34.215179	0.0000
01/01/2020 to 12/31/2020	34.215179	40.115026	0.0000
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.604052	11.595415	102,957.3167
01/01/2012 to 12/31/2012	11.595415	13.157692	93,527.9497
01/01/2013 to 12/31/2013	13.157692	17.036502	87,531.9223
01/01/2014 to 12/31/2014	17.036502	18.943294	82,903.1004
01/01/2015 to 12/31/2015	18.943294	18.794073	88,828.5554
01/01/2016 to 12/31/2016	18.794073	20.580487	83,709.5026
01/01/2017 to 12/31/2017	20.580487	24.530788	79,727.0342
01/01/2018 to 12/31/2018	24.530788	22.949949	77,547.6197
01/01/2019 to 12/31/2019	22.949949	29.512746	73,756.3179
01/01/2020 to 12/31/2020	29.512746	34.186015	68,619.3585
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.077339	21.079629	1,361.9366
01/01/2014 to 12/31/2014	21.079629	22.913203	838.1786
01/01/2015 to 12/31/2015	22.913203	22.444852	1,819.5221
01/01/2016 to 12/31/2016	22.444852	25.176928	3,468.8026
01/01/2017 to 12/31/2017	25.176928	29.106011	3,359.1612
01/01/2018 to 12/31/2018	29.106011	25.682279	3,266.0030
01/01/2019 to 12/31/2019	25.682279	32.785240	2,884.5671
01/01/2020 to 12/31/2020	32.785240	33.409801	2,843.6225
24

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.827011	8.631059	2,772.7472
01/01/2012 to 12/31/2012	8.631059	9.665608	2,457.7594
01/01/2013 to 04/26/2013	9.665608	10.577718	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.314500	24.070792	36,270.2360
01/01/2014 to 12/31/2014	24.070792	23.593914	32,082.3172
01/01/2015 to 12/31/2015	23.593914	23.284341	30,347.0172
01/01/2016 to 12/31/2016	23.284341	27.102686	27,266.4564
01/01/2017 to 12/31/2017	27.102686	30.774264	23,369.4172
01/01/2018 to 12/31/2018	30.774264	28.139237	20,945.0830
01/01/2019 to 12/31/2019	28.139237	35.800213	17,695.8043
01/01/2020 to 12/31/2020	35.800213	43.909431	13,570.8541
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.163466	14.121784	48,156.8014
01/01/2012 to 12/31/2012	14.121784	14.616294	46,592.2723
01/01/2013 to 04/26/2013	14.616294	15.832980	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.892997	8.686068	37,514.3026
01/01/2014 to 12/31/2014	8.686068	9.293357	34,750.2788
01/01/2015 to 12/31/2015	9.293357	10.097215	29,045.4493
01/01/2016 to 12/31/2016	10.097215	10.079074	27,955.2479
01/01/2017 to 12/31/2017	10.079074	13.227105	25,110.1668
01/01/2018 to 12/31/2018	13.227105	12.852823	21,567.7020
01/01/2019 to 12/31/2019	12.852823	16.501595	20,009.0398
01/01/2020 to 12/31/2020	16.501595	22.167098	16,046.0597
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.722797	5.955652	34,585.9323
01/01/2012 to 12/31/2012	5.955652	6.564241	33,080.1075
01/01/2013 to 04/26/2013	6.564241	6.857823	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.691855	15.312963	0.0000
01/01/2012 to 12/31/2012	15.312963	15.441600	0.0000
01/01/2013 to 12/31/2013	15.441600	16.814038	0.0000
01/01/2014 to 12/31/2014	16.814038	13.418816	0.0000
01/01/2015 to 12/31/2015	13.418816	8.870809	0.0000
01/01/2016 to 12/31/2016	8.870809	12.536030	0.0000
01/01/2017 to 12/31/2017	12.536030	12.233980	0.0000
01/01/2018 to 12/31/2018	12.233980	8.556512	0.0000
01/01/2019 to 12/31/2019	8.556512	9.451206	0.0000
01/01/2020 to 12/31/2020	9.451206	11.259256	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	28.117003	29.105541	57,174.3827
01/01/2017 to 12/31/2017	29.105541	30.886265	56,241.9948
01/01/2018 to 12/31/2018	30.886265	29.140947	56,444.4728
01/01/2019 to 12/31/2019	29.140947	32.727860	49,817.2937
01/01/2020 to 12/31/2020	32.727860	34.302493	44,004.2370
25

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.770604	23.385918	96,724.7710
01/01/2012 to 12/31/2012	23.385918	25.966254	88,489.5675
01/01/2013 to 12/31/2013	25.966254	27.565508	82,994.2045
01/01/2014 to 12/31/2014	27.565508	28.409567	66,348.9470
01/01/2015 to 12/31/2015	28.409567	27.323332	62,061.2369
01/01/2016 to 04/29/2016	27.323332	28.126030	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.691111	29.725846	8,297.9620
01/01/2017 to 12/31/2017	29.725846	31.559957	7,953.8917
01/01/2018 to 12/31/2018	31.559957	29.810215	7,347.0465
01/01/2019 to 12/31/2019	29.810215	33.497967	5,615.0378
01/01/2020 to 12/31/2020	33.497967	35.162401	5,220.1094
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	23.778342	24.186816	650.0937
01/01/2012 to 12/31/2012	24.186816	26.500717	1,739.1782
01/01/2013 to 12/31/2013	26.500717	26.421601	7,241.1529
01/01/2014 to 12/31/2014	26.421601	27.130269	11,829.0859
01/01/2015 to 12/31/2015	27.130269	26.284221	8,332.2601
01/01/2016 to 04/29/2016	26.284221	26.909449	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.554108	17.132835	5,425.9426
01/01/2012 to 12/31/2012	17.132835	17.355841	8,262.2733
01/01/2013 to 12/31/2013	17.355841	16.908810	7,230.8316
01/01/2014 to 12/31/2014	16.908810	17.047712	3,202.1924
01/01/2015 to 12/31/2015	17.047712	16.811806	25,373.2653
01/01/2016 to 12/31/2016	16.811806	16.697223	22,536.4078
01/01/2017 to 12/31/2017	16.697223	16.691666	6,255.7754
01/01/2018 to 12/31/2018	16.691666	16.523241	6,170.5950
01/01/2019 to 12/31/2019	16.523241	17.183675	5,329.5100
01/01/2020 to 12/31/2020	17.183675	17.723019	5,762.6400
26

CONDENSED FINANCIAL INFORMATION (continued)
CLASS L
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.178148	10.497446	5,189.9526
01/01/2013 to 12/31/2013	10.497446	11.459381	29,163.0295
01/01/2014 to 12/31/2014	11.459381	12.081996	58,095.9200
01/01/2015 to 12/31/2015	12.081996	11.935192	54,893.6108
01/01/2016 to 12/31/2016	11.935192	12.143818	63,424.3749
01/01/2017 to 12/31/2017	12.143818	13.552152	78,439.8596
01/01/2018 to 12/31/2018	13.552152	12.381420	75,412.8335
01/01/2019 to 12/31/2019	12.381420	14.358534	70,735.5660
01/01/2020 to 12/31/2020	14.358534	14.959964	67,863.5712
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.784098	9.405479	3,720,487.5387
01/01/2012 to 12/31/2012	9.405479	10.486500	3,636,994.6124
01/01/2013 to 12/31/2013	10.486500	12.208182	3,440,159.9043
01/01/2014 to 12/31/2014	12.208182	12.715716	3,237,064.4371
01/01/2015 to 12/31/2015	12.715716	12.400753	2,816,824.0450
01/01/2016 to 12/31/2016	12.400753	13.130747	2,691,878.8768
01/01/2017 to 12/31/2017	13.130747	15.071216	2,544,629.5379
01/01/2018 to 12/31/2018	15.071216	14.162702	2,432,186.2185
01/01/2019 to 12/31/2019	14.162702	16.626204	2,392,786.3290
01/01/2020 to 12/31/2020	16.626204	18.871223	2,060,558.1921
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.306378	8.708073	2,613,840.2336
01/01/2012 to 12/31/2012	8.708073	9.933828	2,387,465.9683
01/01/2013 to 12/31/2013	9.933828	12.206386	2,213,019.1547
01/01/2014 to 12/31/2014	12.206386	12.754435	2,176,189.9736
01/01/2015 to 12/31/2015	12.754435	12.432218	2,132,234.5042
01/01/2016 to 12/31/2016	12.432218	13.304348	2,113,354.8316
01/01/2017 to 12/31/2017	13.304348	15.857161	2,082,995.9460
01/01/2018 to 12/31/2018	15.857161	14.674276	1,952,866.6382
01/01/2019 to 12/31/2019	14.674276	17.819099	1,736,540.2842
01/01/2020 to 12/31/2020	17.819099	20.462478	1,646,610.1179
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.105799	8.532140	251,752.5607
01/01/2012 to 12/31/2012	8.532140	9.838177	222,989.5897
01/01/2013 to 12/31/2013	9.838177	12.540809	210,768.5145
01/01/2014 to 12/31/2014	12.540809	13.325075	224,367.2955
01/01/2015 to 12/31/2015	13.325075	13.936918	205,437.9853
01/01/2016 to 12/31/2016	13.936918	14.933854	187,201.3651
01/01/2017 to 12/31/2017	14.933854	18.760905	150,830.9277
01/01/2018 to 12/31/2018	18.760905	18.332413	145,860.8984
01/01/2019 to 12/31/2019	18.332413	23.467864	130,563.5809
01/01/2020 to 12/31/2020	23.467864	34.949168	106,169.6557
27

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.026861	9.867207	1,178,660.4354
01/01/2012 to 12/31/2012	9.867207	10.740633	1,153,882.2955
01/01/2013 to 12/31/2013	10.740633	11.975342	1,086,841.1016
01/01/2014 to 12/31/2014	11.975342	12.478537	1,051,979.2246
01/01/2015 to 12/31/2015	12.478537	12.166943	972,266.5251
01/01/2016 to 12/31/2016	12.166943	12.787964	873,723.1529
01/01/2017 to 12/31/2017	12.787964	14.188915	860,359.1450
01/01/2018 to 12/31/2018	14.188915	13.458526	819,660.8941
01/01/2019 to 12/31/2019	13.458526	15.354103	761,711.7624
01/01/2020 to 12/31/2020	15.354103	17.038496	686,228.4071
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.107341	11.482334	62,539.1831
01/01/2013 to 12/31/2013	11.482334	10.895034	134,695.0142
01/01/2014 to 12/31/2014	10.895034	11.128446	145,068.0627
01/01/2015 to 12/31/2015	11.128446	9.883533	122,102.4339
01/01/2016 to 12/31/2016	9.883533	10.577105	126,660.1801
01/01/2017 to 12/31/2017	10.577105	11.407300	121,448.5740
01/01/2018 to 12/31/2018	11.407300	10.491455	112,578.0853
01/01/2019 to 12/31/2019	10.491455	12.356676	63,097.4058
01/01/2020 to 12/31/2020	12.356676	12.502698	55,601.5317
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.934082	10.228279	25,787.9890
01/01/2013 to 12/31/2013	10.228279	11.081407	106,154.1305
01/01/2014 to 12/31/2014	11.081407	11.527592	149,704.3644
01/01/2015 to 12/31/2015	11.527592	11.309628	121,555.5653
01/01/2016 to 12/31/2016	11.309628	11.600120	138,263.7788
01/01/2017 to 12/31/2017	11.600120	12.910083	130,530.3304
01/01/2018 to 12/31/2018	12.910083	11.767660	120,299.9088
01/01/2019 to 12/31/2019	11.767660	13.941603	101,216.0989
01/01/2020 to 12/31/2020	13.941603	14.282476	111,319.5498
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.606939	19.709415	63,772.1105
01/01/2012 to 12/31/2012	19.709415	22.558187	64,114.9242
01/01/2013 to 12/31/2013	22.558187	24.223673	65,832.9796
01/01/2014 to 12/31/2014	24.223673	24.575543	62,651.1808
01/01/2015 to 12/31/2015	24.575543	23.160238	59,441.4949
01/01/2016 to 12/31/2016	23.160238	25.926754	42,053.3982
01/01/2017 to 12/31/2017	25.926754	27.441522	36,507.3027
01/01/2018 to 12/31/2018	27.441522	26.174945	35,212.1552
01/01/2019 to 12/31/2019	26.174945	29.526483	36,140.8095
01/01/2020 to 12/31/2020	29.526483	31.175090	34,280.7707
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.321306	10.477473	1,330,524.7197
01/01/2012 to 12/31/2012	10.477473	12.012329	1,276,477.5885
01/01/2013 to 12/31/2013	12.012329	15.279383	1,244,756.5605
01/01/2014 to 12/31/2014	15.279383	15.770441	1,113,539.5382
01/01/2015 to 12/31/2015	15.770441	15.178031	1,006,585.2448
01/01/2016 to 12/31/2016	15.178031	16.245697	821,914.5060
01/01/2017 to 12/31/2017	16.245697	19.616323	752,347.4040
01/01/2018 to 12/31/2018	19.616323	17.325399	698,200.3433
01/01/2019 to 12/31/2019	17.325399	21.692716	628,504.8558
01/01/2020 to 12/31/2020	21.692716	25.334037	577,076.0174
28

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.960927	10.395119	3,960.2735
01/01/2013 to 12/31/2013	10.395119	11.675982	411,154.7260
01/01/2014 to 12/31/2014	11.675982	12.574137	478,506.7046
01/01/2015 to 12/31/2015	12.574137	11.845004	504,039.2825
01/01/2016 to 12/31/2016	11.845004	12.606873	508,927.2628
01/01/2017 to 12/31/2017	12.606873	14.652688	383,920.8990
01/01/2018 to 12/31/2018	14.652688	13.330401	383,019.8700
01/01/2019 to 12/31/2019	13.330401	16.177976	330,898.1098
01/01/2020 to 12/31/2020	16.177976	17.878124	311,922.5208
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.143934	15.325747	368,891.8414
01/01/2012 to 12/31/2012	15.325747	17.758225	248,306.0224
01/01/2013 to 12/31/2013	17.758225	23.100870	300,564.8186
01/01/2014 to 12/31/2014	23.100870	23.077950	271,303.7736
01/01/2015 to 12/31/2015	23.077950	21.440311	238,350.9909
01/01/2016 to 12/31/2016	21.440311	27.639680	196,859.2677
01/01/2017 to 12/31/2017	27.639680	30.324109	162,151.4688
01/01/2018 to 12/31/2018	30.324109	25.243424	141,358.0830
01/01/2019 to 12/31/2019	25.243424	31.927809	124,693.9520
01/01/2020 to 12/31/2020	31.927809	31.177187	115,954.9559
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.340627	9.853738	251,780.4865
01/01/2012 to 12/31/2012	9.853738	11.505677	395,265.7499
01/01/2013 to 12/31/2013	11.505677	10.737520	275,804.4530
01/01/2014 to 12/31/2014	10.737520	9.858227	268,805.2783
01/01/2015 to 12/31/2015	9.858227	8.344877	279,468.2890
01/01/2016 to 12/31/2016	8.344877	9.138735	251,598.7537
01/01/2017 to 12/31/2017	9.138735	11.518991	235,248.5552
01/01/2018 to 12/31/2018	11.518991	9.708047	237,572.6085
01/01/2019 to 12/31/2019	9.708047	11.513297	231,485.7767
01/01/2020 to 12/31/2020	11.513297	14.394152	210,829.0073
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.195084	10.214674	10,143.5481
01/01/2012 to 12/31/2012	10.214674	10.766904	27,171.1595
01/01/2013 to 12/31/2013	10.766904	10.980504	34,886.3694
01/01/2014 to 12/31/2014	10.980504	10.864003	21,439.5310
01/01/2015 to 12/31/2015	10.864003	10.581094	22,800.1949
01/01/2016 to 12/31/2016	10.581094	11.355595	36,587.0674
01/01/2017 to 12/31/2017	11.355595	11.563724	33,576.1634
01/01/2018 to 12/31/2018	11.563724	11.391580	26,402.6142
01/01/2019 to 12/31/2019	11.391580	11.974686	14,392.1629
01/01/2020 to 12/31/2020	11.974686	12.003011	12,890.9596
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987535	9.740597	41,153.0489
01/01/2012 to 12/31/2012	9.740597	9.986641	57,949.6640
01/01/2013 to 12/31/2013	9.986641	9.922338	69,384.5257
01/01/2014 to 12/31/2014	9.922338	9.848415	51,876.2920
01/01/2015 to 12/31/2015	9.848415	9.612514	51,938.0170
01/01/2016 to 12/31/2016	9.612514	9.736865	50,880.7457
01/01/2017 to 12/31/2017	9.736865	9.690991	46,063.4024
01/01/2018 to 12/31/2018	9.690991	9.558720	42,374.4355
01/01/2019 to 12/31/2019	9.558720	9.823437	43,839.6216
01/01/2020 to 12/31/2020	9.823437	9.852578	46,051.4416
29

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.119715	11.864590	2,056.6735
01/01/2012 to 12/31/2012	11.864590	13.316647	17,103.0465
01/01/2013 to 12/31/2013	13.316647	13.214774	19,298.3165
01/01/2014 to 12/31/2014	13.214774	13.127056	2,806.8004
01/01/2015 to 12/31/2015	13.127056	12.356527	2,694.8733
01/01/2016 to 12/31/2016	12.356527	12.242243	2,519.6144
01/01/2017 to 12/31/2017	12.242243	12.041259	2,755.6960
01/01/2018 to 12/31/2018	12.041259	11.943925	2,713.8622
01/01/2019 to 12/31/2019	11.943925	11.867825	2,876.2764
01/01/2020 to 12/31/2020	11.867825	10.967018	3,327.5458
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.886119	12.876948	181,275.4715
01/01/2012 to 12/31/2012	12.876948	15.932812	173,902.1391
01/01/2013 to 12/31/2013	15.932812	16.203410	168,721.1437
01/01/2014 to 12/31/2014	16.203410	18.025806	149,686.7665
01/01/2015 to 12/31/2015	18.025806	17.456087	133,216.9319
01/01/2016 to 12/31/2016	17.456087	17.294568	125,290.4153
01/01/2017 to 12/31/2017	17.294568	18.812199	121,623.4104
01/01/2018 to 12/31/2018	18.812199	16.877417	113,610.4421
01/01/2019 to 12/31/2019	16.877417	20.689042	97,700.4245
01/01/2020 to 12/31/2020	20.689042	19.299451	100,820.5832
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.227231	16.192619	340,157.1260
01/01/2012 to 12/31/2012	16.192619	20.554229	302,938.1809
01/01/2013 to 12/31/2013	20.554229	26.342855	280,422.8714
01/01/2014 to 12/31/2014	26.342855	24.374836	242,136.9359
01/01/2015 to 12/31/2015	24.374836	22.857379	225,877.8639
01/01/2016 to 12/31/2016	22.857379	24.285490	210,867.8659
01/01/2017 to 12/31/2017	24.285490	31.111778	185,936.8420
01/01/2018 to 12/31/2018	31.111778	23.228946	179,978.3353
01/01/2019 to 12/31/2019	23.228946	28.408437	157,374.0410
01/01/2020 to 12/31/2020	28.408437	29.328324	151,817.1589
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010647	1.045112	2,063,757.0497
01/01/2013 to 12/31/2013	1.045112	1.045571	1,893,930.5170
01/01/2014 to 12/31/2014	1.045571	1.084229	1,601,080.0032
01/01/2015 to 12/31/2015	1.084229	1.020107	1,545,552.9545
01/01/2016 to 12/31/2016	1.020107	1.119301	1,594,196.9339
01/01/2017 to 12/31/2017	1.119301	1.209332	1,689,534.0344
01/01/2018 to 12/31/2018	1.209332	1.111214	1,562,419.2960
01/01/2019 to 12/31/2019	1.111214	1.258156	939,903.1399
01/01/2020 to 12/31/2020	1.258156	1.360904	906,335.7033
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.065751	9.739920	203,882.6207
01/01/2012 to 12/31/2012	9.739920	11.328525	190,693.4822
01/01/2013 to 12/31/2013	11.328525	15.064004	203,976.4960
01/01/2014 to 12/31/2014	15.064004	16.173046	178,040.3917
01/01/2015 to 12/31/2015	16.173046	14.936038	167,274.6283
01/01/2016 to 12/31/2016	14.936038	17.207145	142,618.4066
01/01/2017 to 12/31/2017	17.207145	19.946752	134,195.7977
01/01/2018 to 12/31/2018	19.946752	17.207852	127,343.6584
01/01/2019 to 12/31/2019	17.207852	21.118639	115,376.9585
01/01/2020 to 12/31/2020	21.118639	20.635896	115,120.2087
30

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.327193	14.891553	376,693.7405
01/01/2012 to 12/31/2012	14.891553	17.290758	262,322.7907
01/01/2013 to 12/31/2013	17.290758	23.805318	319,630.3724
01/01/2014 to 12/31/2014	23.805318	25.230252	219,059.4686
01/01/2015 to 12/31/2015	25.230252	24.356456	246,796.9706
01/01/2016 to 12/31/2016	24.356456	26.657372	177,440.4265
01/01/2017 to 12/31/2017	26.657372	32.816005	155,427.6019
01/01/2018 to 12/31/2018	32.816005	29.311396	142,452.3771
01/01/2019 to 12/31/2019	29.311396	35.815519	132,366.6160
01/01/2020 to 12/31/2020	35.815519	55.142201	115,541.7798
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.009975	10.444963	85,438.0167
01/01/2014 to 12/31/2014	10.444963	10.781011	83,817.6709
01/01/2015 to 12/31/2015	10.781011	10.639824	89,903.9016
01/01/2016 to 12/31/2016	10.639824	10.683050	90,417.9567
01/01/2017 to 12/31/2017	10.683050	10.840479	96,120.3877
01/01/2018 to 12/31/2018	10.840479	10.648338	94,375.5000
01/01/2019 to 12/31/2019	10.648338	11.317516	96,003.4454
01/01/2020 to 12/31/2020	11.317516	11.992351	99,495.6036
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.245177	10.645421	85,889.9308
01/01/2012 to 12/31/2012	10.645421	10.968482	81,720.2668
01/01/2013 to 04/26/2013	10.968482	10.939784	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012701	1.047153	60,756.8599
01/01/2013 to 12/31/2013	1.047153	1.141470	214,830.1202
01/01/2014 to 12/31/2014	1.141470	1.199313	856,267.8665
01/01/2015 to 12/31/2015	1.199313	1.188452	368,009.6133
01/01/2016 to 12/31/2016	1.188452	1.201136	516,439.2395
01/01/2017 to 12/31/2017	1.201136	1.376287	514,108.5071
01/01/2018 to 12/31/2018	1.376287	1.254448	531,432.7952
01/01/2019 to 12/31/2019	1.254448	1.440450	413,056.9632
01/01/2020 to 12/31/2020	1.440450	1.587650	365,489.8592
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996796	1.037539	0.0000
01/01/2015 to 12/31/2015	1.037539	1.009006	0.0000
01/01/2016 to 12/31/2016	1.009006	1.010776	28,667.9543
01/01/2017 to 12/31/2017	1.010776	1.146561	38,543.1455
01/01/2018 to 04/30/2018	1.146561	1.116675	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.801388	12.387038	148,487.6007
01/01/2012 to 12/31/2012	12.387038	14.224693	106,257.2654
01/01/2013 to 12/31/2013	14.224693	16.363954	101,570.1525
01/01/2014 to 12/31/2014	16.363954	16.629275	86,688.3877
01/01/2015 to 12/31/2015	16.629275	16.533129	117,207.0214
01/01/2016 to 12/31/2016	16.533129	17.013925	55,822.2046
01/01/2017 to 12/31/2017	17.013925	20.549735	50,961.1050
01/01/2018 to 12/31/2018	20.549735	19.093768	49,163.3549
01/01/2019 to 12/31/2019	19.093768	23.915033	46,263.3229
01/01/2020 to 12/31/2020	23.915033	26.960690	46,134.0471
31

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.265437	7.367833	835,271.7525
01/01/2012 to 12/31/2012	7.367833	8.574900	766,531.6980
01/01/2013 to 12/31/2013	8.574900	12.262580	676,170.6117
01/01/2014 to 12/31/2014	12.262580	14.319275	596,554.9374
01/01/2015 to 12/31/2015	14.319275	13.496115	548,961.2803
01/01/2016 to 12/31/2016	13.496115	13.610663	528,059.9942
01/01/2017 to 12/31/2017	13.610663	15.829482	497,897.3619
01/01/2018 to 12/31/2018	15.829482	14.448255	440,535.9505
01/01/2019 to 12/31/2019	14.448255	17.535100	408,703.9064
01/01/2020 to 12/31/2020	17.535100	22.771993	344,863.0977
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	138.571745	125.835311	505.6277
01/01/2012 to 12/31/2012	125.835311	151.404221	1,120.6220
01/01/2013 to 12/31/2013	151.404221	191.509486	748.4861
01/01/2014 to 04/25/2014	191.509486	199.169061	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.540272	6.945274	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077631	1.123774	31,337.6918
01/01/2014 to 12/31/2014	1.123774	1.205943	135,426.8925
01/01/2015 to 12/31/2015	1.205943	1.170076	274,724.9880
01/01/2016 to 12/31/2016	1.170076	1.199325	255,701.9051
01/01/2017 to 12/31/2017	1.199325	1.361091	4,108,469.3007
01/01/2018 to 12/31/2018	1.361091	1.240632	3,898,207.6196
01/01/2019 to 12/31/2019	1.240632	1.483050	3,868,707.0978
01/01/2020 to 12/31/2020	1.483050	1.552043	3,821,096.4785
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.990078	12.274831	477,435.5115
01/01/2012 to 12/31/2012	12.274831	14.075937	557,370.7408
01/01/2013 to 12/31/2013	14.075937	16.489817	399,200.6228
01/01/2014 to 12/31/2014	16.489817	15.070088	365,759.8138
01/01/2015 to 12/31/2015	15.070088	14.538673	350,026.5362
01/01/2016 to 12/31/2016	14.538673	14.154316	333,718.6671
01/01/2017 to 12/31/2017	14.154316	17.816812	301,507.7952
01/01/2018 to 12/31/2018	17.816812	15.048218	280,434.8965
01/01/2019 to 12/31/2019	15.048218	18.964604	276,309.3727
01/01/2020 to 12/31/2020	18.964604	21.049831	249,699.8882
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999754	1.032732	0.0000
01/01/2015 to 12/31/2015	1.032732	0.958753	0.0000
01/01/2016 to 12/31/2016	0.958753	1.046394	19,111.0620
01/01/2017 to 12/31/2017	1.046394	1.157256	15,416.9171
01/01/2018 to 12/31/2018	1.157256	1.050215	0.0000
01/01/2019 to 12/31/2019	1.050215	1.258348	0.0000
01/01/2020 to 12/31/2020	1.258348	1.382266	0.0000
32

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.359664	14.583906	522,777.4984
01/01/2012 to 12/31/2012	14.583906	15.630297	458,817.4301
01/01/2013 to 12/31/2013	15.630297	13.927562	448,389.8588
01/01/2014 to 12/31/2014	13.927562	14.074860	414,385.7765
01/01/2015 to 12/31/2015	14.074860	13.393833	376,259.3810
01/01/2016 to 12/31/2016	13.393833	13.810534	361,228.0233
01/01/2017 to 12/31/2017	13.810534	14.035225	331,369.4677
01/01/2018 to 12/31/2018	14.035225	13.451422	299,523.3386
01/01/2019 to 12/31/2019	13.451422	14.304120	263,191.7901
01/01/2020 to 12/31/2020	14.304120	15.669788	248,161.5678
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.752043	15.962182	1,321,654.2392
01/01/2012 to 12/31/2012	15.962182	17.129299	1,204,297.3140
01/01/2013 to 12/31/2013	17.129299	16.501480	1,104,260.1509
01/01/2014 to 12/31/2014	16.501480	16.886492	989,574.6569
01/01/2015 to 12/31/2015	16.886492	16.586082	879,229.8615
01/01/2016 to 12/31/2016	16.586082	16.715339	862,620.4311
01/01/2017 to 12/31/2017	16.715339	17.156877	852,758.9925
01/01/2018 to 12/31/2018	17.156877	16.810424	757,221.8055
01/01/2019 to 12/31/2019	16.810424	17.907644	714,611.6449
01/01/2020 to 12/31/2020	17.907644	19.084652	670,098.9702
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214980	10.723087	123,980.0761
01/01/2014 to 12/31/2014	10.723087	11.441855	181,280.1454
01/01/2015 to 12/31/2015	11.441855	11.097109	150,293.6596
01/01/2016 to 12/31/2016	11.097109	11.396794	138,536.7897
01/01/2017 to 12/31/2017	11.396794	13.037902	8,676.5422
01/01/2018 to 04/30/2018	13.037902	12.453412	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010679	1.065216	489,598.0398
01/01/2013 to 12/31/2013	1.065216	1.151996	930,018.6103
01/01/2014 to 12/31/2014	1.151996	1.219011	977,785.6248
01/01/2015 to 12/31/2015	1.219011	1.186739	1,047,213.7630
01/01/2016 to 12/31/2016	1.186739	1.231461	962,467.9228
01/01/2017 to 12/31/2017	1.231461	1.382471	964,595.7819
01/01/2018 to 12/31/2018	1.382471	1.229726	919,191.9148
01/01/2019 to 12/31/2019	1.229726	1.467373	443,451.0923
01/01/2020 to 12/31/2020	1.467373	1.471499	440,556.4733
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.439728	11.355300	517,220.4676
01/01/2012 to 12/31/2012	11.355300	12.584198	425,526.0812
01/01/2013 to 12/31/2013	12.584198	13.958021	425,456.7987
01/01/2014 to 12/31/2014	13.958021	14.505773	368,391.9583
01/01/2015 to 12/31/2015	14.505773	13.967291	322,806.9862
01/01/2016 to 12/31/2016	13.967291	14.511610	306,428.2172
01/01/2017 to 12/31/2017	14.511610	16.514029	278,106.2158
01/01/2018 to 12/31/2018	16.514029	15.160427	254,187.9114
01/01/2019 to 12/31/2019	15.160427	17.809813	239,559.6506
01/01/2020 to 12/31/2020	17.809813	19.210210	221,893.3488
33

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.026635	10.599738	286,855.9251
01/01/2012 to 12/31/2012	10.599738	11.974538	294,720.9772
01/01/2013 to 12/31/2013	11.974538	13.886441	307,667.6569
01/01/2014 to 12/31/2014	13.886441	14.372340	309,739.1988
01/01/2015 to 12/31/2015	14.372340	13.789705	327,792.1752
01/01/2016 to 12/31/2016	13.789705	14.475466	287,217.1556
01/01/2017 to 12/31/2017	14.475466	17.009871	274,988.8739
01/01/2018 to 12/31/2018	17.009871	15.243552	257,054.7331
01/01/2019 to 12/31/2019	15.243552	18.331786	240,726.0052
01/01/2020 to 12/31/2020	18.331786	19.939159	216,673.8229
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.141906	44.445719	335,102.1328
01/01/2012 to 12/31/2012	44.445719	51.496264	329,415.0186
01/01/2013 to 12/31/2013	51.496264	67.660932	263,824.3044
01/01/2014 to 12/31/2014	67.660932	75.279414	266,658.1850
01/01/2015 to 12/31/2015	75.279414	71.285095	220,244.0401
01/01/2016 to 12/31/2016	71.285095	81.176371	215,566.9549
01/01/2017 to 12/31/2017	81.176371	93.245806	189,555.8010
01/01/2018 to 12/31/2018	93.245806	83.186163	168,600.4169
01/01/2019 to 12/31/2019	83.186163	103.366956	151,747.5230
01/01/2020 to 12/31/2020	103.366956	104.430997	145,822.5498
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.078183	9.735655	607,434.9428
01/01/2012 to 12/31/2012	9.735655	10.869334	572,135.0898
01/01/2013 to 12/31/2013	10.869334	14.580492	528,126.6336
01/01/2014 to 12/31/2014	14.580492	16.149772	353,334.2371
01/01/2015 to 12/31/2015	16.149772	16.920211	389,996.5990
01/01/2016 to 12/31/2016	16.920211	17.651325	283,430.1207
01/01/2017 to 12/31/2017	17.651325	21.627224	260,601.1093
01/01/2018 to 12/31/2018	21.627224	20.773818	233,519.0572
01/01/2019 to 12/31/2019	20.773818	26.742170	215,569.5371
01/01/2020 to 12/31/2020	26.742170	32.545417	202,495.5545
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.868818	23.522724	155,003.4132
01/01/2012 to 12/31/2012	23.522724	26.496199	145,101.9986
01/01/2013 to 12/31/2013	26.496199	33.910186	177,908.4943
01/01/2014 to 12/31/2014	33.910186	36.516974	169,571.5388
01/01/2015 to 12/31/2015	36.516974	32.644245	109,936.5915
01/01/2016 to 12/31/2016	32.644245	37.032845	129,476.4644
01/01/2017 to 12/31/2017	37.032845	39.820499	111,016.9477
01/01/2018 to 12/31/2018	39.820499	35.137970	100,409.6290
01/01/2019 to 12/31/2019	35.137970	44.514283	92,013.8574
01/01/2020 to 12/31/2020	44.514283	47.057749	84,307.6361
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.113932	13.910583	120,617.2515
01/01/2012 to 12/31/2012	13.910583	16.136315	106,272.5651
01/01/2013 to 12/31/2013	16.136315	21.023179	97,683.5078
01/01/2014 to 12/31/2014	21.023179	23.379678	82,000.4297
01/01/2015 to 12/31/2015	23.379678	20.868641	75,518.4148
01/01/2016 to 12/31/2016	20.868641	23.198484	75,367.1052
01/01/2017 to 12/31/2017	23.198484	25.244402	70,715.8769
01/01/2018 to 12/31/2018	25.244402	21.496438	63,958.4622
01/01/2019 to 12/31/2019	21.496438	28.614894	50,394.5591
01/01/2020 to 12/31/2020	28.614894	28.865970	47,149.7691
34

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.729226	10.865912	40,902.4915
01/01/2013 to 12/31/2013	10.865912	10.189740	39,474.2888
01/01/2014 to 12/31/2014	10.189740	10.764236	17,646.5389
01/01/2015 to 12/31/2015	10.764236	10.617679	23,631.2964
01/01/2016 to 12/31/2016	10.617679	10.565643	18,197.4663
01/01/2017 to 12/31/2017	10.565643	10.647479	23,500.6897
01/01/2018 to 12/31/2018	10.647479	10.449715	36,142.4789
01/01/2019 to 12/31/2019	10.449715	11.032398	16,824.1326
01/01/2020 to 12/31/2020	11.032398	11.666889	73,046.2183
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.591377	14.875007	70,935.5639
01/01/2014 to 12/31/2014	14.875007	14.121177	70,552.8620
01/01/2015 to 12/31/2015	14.121177	13.568265	71,647.9353
01/01/2016 to 12/31/2016	13.568265	13.999304	67,163.9269
01/01/2017 to 12/31/2017	13.999304	18.547795	58,399.9164
01/01/2018 to 12/31/2018	18.547795	15.083529	57,443.1147
01/01/2019 to 12/31/2019	15.083529	19.615332	52,642.3475
01/01/2020 to 12/31/2020	19.615332	24.323433	47,919.4910
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.876070	7.472605	120,514.0081
01/01/2012 to 12/31/2012	7.472605	8.618659	106,573.4907
01/01/2013 to 04/26/2013	8.618659	8.927398	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.173286	9.992289	1,202,849.4439
01/01/2012 to 12/31/2012	9.992289	9.813061	1,144,877.0364
01/01/2013 to 12/31/2013	9.813061	9.637997	734,027.6940
01/01/2014 to 12/31/2014	9.637997	9.466058	676,585.0545
01/01/2015 to 12/31/2015	9.466058	9.297185	735,108.1518
01/01/2016 to 12/31/2016	9.297185	9.141565	731,804.6032
01/01/2017 to 12/31/2017	9.141565	9.035909	551,568.9217
01/01/2018 to 12/31/2018	9.035909	9.011288	463,544.5010
01/01/2019 to 12/31/2019	9.011288	9.016758	524,124.3907
01/01/2020 to 12/31/2020	9.016758	8.872482	486,524.2018
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.453089	13.682515	13,981.2944
01/01/2015 to 12/31/2015	13.682515	13.359733	49,276.4636
01/01/2016 to 12/31/2016	13.359733	13.715825	71,093.4173
01/01/2017 to 12/31/2017	13.715825	14.405732	68,810.8373
01/01/2018 to 12/31/2018	14.405732	13.777940	55,121.5388
01/01/2019 to 12/31/2019	13.777940	15.120346	74,398.3683
01/01/2020 to 12/31/2020	15.120346	16.263168	157,456.0157
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.792861	11.788574	3,096,012.1286
01/01/2012 to 12/31/2012	11.788574	12.840462	2,862,196.1934
01/01/2013 to 12/31/2013	12.840462	13.756466	2,091,940.1540
01/01/2014 to 04/25/2014	13.756466	13.852173	0.0000
35

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.855988	11.631326	4,847,688.4421
01/01/2012 to 12/31/2012	11.631326	12.838561	4,531,143.4256
01/01/2013 to 12/31/2013	12.838561	14.403353	3,999,718.6892
01/01/2014 to 04/25/2014	14.403353	14.448906	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.036313	14.390080	5,445,938.2373
01/01/2015 to 12/31/2015	14.390080	13.981661	4,900,397.5355
01/01/2016 to 12/31/2016	13.981661	14.568240	4,449,925.9778
01/01/2017 to 12/31/2017	14.568240	15.831892	3,902,999.5794
01/01/2018 to 12/31/2018	15.831892	14.863638	3,417,381.3833
01/01/2019 to 12/31/2019	14.863638	16.875273	2,973,266.1364
01/01/2020 to 12/31/2020	16.875273	18.402835	2,728,394.2319
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.639689	11.237801	15,303,664.1037
01/01/2012 to 12/31/2012	11.237801	12.573811	14,405,559.8417
01/01/2013 to 12/31/2013	12.573811	14.747678	13,359,110.2385
01/01/2014 to 04/25/2014	14.747678	14.749798	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.434587	14.910526	12,394,479.9853
01/01/2015 to 12/31/2015	14.910526	14.458852	11,168,701.9613
01/01/2016 to 12/31/2016	14.458852	15.209943	10,295,072.4353
01/01/2017 to 12/31/2017	15.209943	17.140160	9,194,586.4537
01/01/2018 to 12/31/2018	17.140160	15.801741	8,332,688.9967
01/01/2019 to 12/31/2019	15.801741	18.534365	7,583,365.2827
01/01/2020 to 12/31/2020	18.534365	20.724035	6,840,097.6905
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.527582	10.883780	12,854,262.5677
01/01/2012 to 12/31/2012	10.883780	12.368927	11,785,991.4468
01/01/2013 to 12/31/2013	12.368927	15.296509	11,423,391.3074
01/01/2014 to 04/25/2014	15.296509	15.215505	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.571990	9.236064	544,047.1713
01/01/2012 to 12/31/2012	9.236064	10.532994	526,519.1755
01/01/2013 to 04/26/2013	10.532994	11.324926	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.408551	14.969507	11,007,746.8515
01/01/2015 to 12/31/2015	14.969507	14.453064	10,102,971.7770
01/01/2016 to 12/31/2016	14.453064	15.350843	9,239,131.0969
01/01/2017 to 12/31/2017	15.350843	17.966920	8,330,152.7301
01/01/2018 to 12/31/2018	17.966920	16.213236	7,690,792.0009
01/01/2019 to 12/31/2019	16.213236	19.702479	6,839,751.9931
01/01/2020 to 12/31/2020	19.702479	22.561262	6,237,080.5727
36

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.339080	13.951958	230,214.7237
01/01/2012 to 12/31/2012	13.951958	15.288669	227,434.9548
01/01/2013 to 12/31/2013	15.288669	20.498259	226,140.7731
01/01/2014 to 12/31/2014	20.498259	20.469564	203,587.8705
01/01/2015 to 12/31/2015	20.469564	18.161276	186,126.7284
01/01/2016 to 12/31/2016	18.161276	21.877849	163,343.5623
01/01/2017 to 12/31/2017	21.877849	24.183224	144,341.4992
01/01/2018 to 12/31/2018	24.183224	20.562748	135,476.4839
01/01/2019 to 12/31/2019	20.562748	24.929656	124,690.7221
01/01/2020 to 12/31/2020	24.929656	25.948005	121,694.0782
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.094897	14.061559	6,668.7874
01/01/2012 to 12/31/2012	14.061559	16.281954	7,454.5487
01/01/2013 to 12/31/2013	16.281954	20.405601	12,789.2166
01/01/2014 to 12/31/2014	20.405601	18.699838	12,444.6349
01/01/2015 to 12/31/2015	18.699838	19.423236	22,503.2465
01/01/2016 to 12/31/2016	19.423236	20.188248	22,542.2040
01/01/2017 to 12/31/2017	20.188248	25.866578	23,554.1732
01/01/2018 to 12/31/2018	25.866578	20.179051	23,274.5424
01/01/2019 to 12/31/2019	20.179051	24.384360	23,904.6867
01/01/2020 to 12/31/2020	24.384360	26.053472	21,009.2489
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.749126	22.078608	47,712.0703
01/01/2017 to 12/31/2017	22.078608	25.764862	47,118.5066
01/01/2018 to 12/31/2018	25.764862	25.213359	41,783.3888
01/01/2019 to 12/31/2019	25.213359	32.352260	34,852.4344
01/01/2020 to 12/31/2020	32.352260	35.259699	33,524.3964
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.548973	16.396759	55,261.9462
01/01/2012 to 12/31/2012	16.396759	17.773798	51,422.9335
01/01/2013 to 12/31/2013	17.773798	23.167563	51,819.0742
01/01/2014 to 12/31/2014	23.167563	25.241683	49,647.7236
01/01/2015 to 12/31/2015	25.241683	24.729244	44,033.7749
01/01/2016 to 04/29/2016	24.729244	24.850964	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.369630	11.641659	987,619.3230
01/01/2012 to 12/31/2012	11.641659	12.885091	857,991.0856
01/01/2013 to 12/31/2013	12.885091	16.898436	754,758.6576
01/01/2014 to 12/31/2014	16.898436	18.330797	664,359.8467
01/01/2015 to 12/31/2015	18.330797	18.411859	591,855.9892
01/01/2016 to 12/31/2016	18.411859	19.376793	529,058.4030
01/01/2017 to 12/31/2017	19.376793	22.632977	483,913.2955
01/01/2018 to 12/31/2018	22.632977	22.171576	442,236.0359
01/01/2019 to 12/31/2019	22.171576	28.476903	380,313.1732
01/01/2020 to 12/31/2020	28.476903	31.066381	341,982.1770
37

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.489942	17.226997	69,223.6879
01/01/2014 to 12/31/2014	17.226997	18.759852	57,054.4151
01/01/2015 to 12/31/2015	18.759852	18.905012	44,427.8319
01/01/2016 to 12/31/2016	18.905012	19.525432	39,802.2079
01/01/2017 to 12/31/2017	19.525432	23.960265	35,176.0948
01/01/2018 to 12/31/2018	23.960265	22.141839	32,920.5444
01/01/2019 to 12/31/2019	22.141839	28.888222	27,058.8076
01/01/2020 to 12/31/2020	28.888222	37.276110	25,621.0545
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.117238	12.830735	75,490.4088
01/01/2012 to 12/31/2012	12.830735	13.359163	76,085.4478
01/01/2013 to 04/26/2013	13.359163	14.396828	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.894387	11.708536	391,632.6187
01/01/2012 to 12/31/2012	11.708536	13.287480	770,040.2188
01/01/2013 to 12/31/2013	13.287480	17.844249	688,823.4226
01/01/2014 to 12/31/2014	17.844249	19.058273	687,221.2642
01/01/2015 to 12/31/2015	19.058273	20.691121	575,660.4057
01/01/2016 to 12/31/2016	20.691121	20.295634	459,128.3347
01/01/2017 to 12/31/2017	20.295634	27.308289	396,442.2104
01/01/2018 to 12/31/2018	27.308289	26.848924	360,305.4159
01/01/2019 to 12/31/2019	26.848924	34.938974	325,779.1518
01/01/2020 to 12/31/2020	34.938974	53.659855	275,195.6392
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.822517	7.388228	222,381.5193
01/01/2012 to 12/31/2012	7.388228	8.175281	21,753.4939
01/01/2013 to 04/26/2013	8.175281	8.774528	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.086054	7.832451	686,579.4063
01/01/2012 to 04/27/2012	7.832451	8.800013	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.809536	15.586135	11,688.6909
01/01/2012 to 12/31/2012	15.586135	15.855089	15,848.2219
01/01/2013 to 12/31/2013	15.855089	15.171972	9,739.7190
01/01/2014 to 12/31/2014	15.171972	15.714905	11,614.2995
01/01/2015 to 12/31/2015	15.714905	15.425862	21,883.0563
01/01/2016 to 12/31/2016	15.425862	15.466796	20,831.0222
01/01/2017 to 12/31/2017	15.466796	15.637896	21,806.5342
01/01/2018 to 12/31/2018	15.637896	15.281988	21,065.6757
01/01/2019 to 12/31/2019	15.281988	16.261603	21,254.1422
01/01/2020 to 12/31/2020	16.261603	17.070960	24,708.2512
38

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.444869	15.790359	5,068.6268
01/01/2012 to 12/31/2012	15.790359	18.184822	5,444.2590
01/01/2013 to 12/31/2013	18.184822	23.710385	9,137.4498
01/01/2014 to 12/31/2014	23.710385	25.432717	13,020.8327
01/01/2015 to 12/31/2015	25.432717	24.310190	14,014.7385
01/01/2016 to 12/31/2016	24.310190	28.671634	15,306.9460
01/01/2017 to 12/31/2017	28.671634	32.555673	16,545.3461
01/01/2018 to 12/31/2018	32.555673	28.274176	15,912.5242
01/01/2019 to 12/31/2019	28.274176	34.862102	12,356.1358
01/01/2020 to 12/31/2020	34.862102	38.712861	10,996.3682
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.037580	10.327221	818.1329
01/01/2012 to 12/31/2012	10.327221	11.961547	1,570.5152
01/01/2013 to 12/31/2013	11.961547	14.266681	4,280.1639
01/01/2014 to 12/31/2014	14.266681	13.125095	5,624.9478
01/01/2015 to 12/31/2015	13.125095	12.721950	4,094.6342
01/01/2016 to 12/31/2016	12.721950	12.616036	8,566.0549
01/01/2017 to 12/31/2017	12.616036	15.433067	10,432.4373
01/01/2018 to 12/31/2018	15.433067	13.015614	12,367.7838
01/01/2019 to 12/31/2019	13.015614	15.541783	11,972.2694
01/01/2020 to 12/31/2020	15.541783	16.411193	11,124.5361
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.736517	15.727087	5,294.0475
01/01/2012 to 12/31/2012	15.727087	17.907911	7,143.4603
01/01/2013 to 12/31/2013	17.907911	24.293548	17,911.7560
01/01/2014 to 12/31/2014	24.293548	24.988752	21,042.0136
01/01/2015 to 12/31/2015	24.988752	23.429556	17,758.9461
01/01/2016 to 12/31/2016	23.429556	27.826941	16,294.3585
01/01/2017 to 12/31/2017	27.826941	31.240082	17,492.0861
01/01/2018 to 12/31/2018	31.240082	27.241574	14,909.4699
01/01/2019 to 12/31/2019	27.241574	33.498718	17,466.6041
01/01/2020 to 12/31/2020	33.498718	39.235678	15,048.3916
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.510447	11.492700	244,933.6841
01/01/2012 to 12/31/2012	11.492700	13.030657	238,255.2995
01/01/2013 to 12/31/2013	13.030657	16.858533	221,661.6539
01/01/2014 to 12/31/2014	16.858533	18.730418	197,774.5182
01/01/2015 to 12/31/2015	18.730418	18.568010	175,086.0369
01/01/2016 to 12/31/2016	18.568010	20.316679	172,426.4139
01/01/2017 to 12/31/2017	20.316679	24.197045	180,015.7744
01/01/2018 to 12/31/2018	24.197045	22.619497	164,056.7418
01/01/2019 to 12/31/2019	22.619497	29.064543	171,600.3394
01/01/2020 to 12/31/2020	29.064543	33.639847	194,015.8759
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.811965	20.756199	105,176.6217
01/01/2014 to 12/31/2014	20.756199	22.539090	67,111.9496
01/01/2015 to 12/31/2015	22.539090	22.056313	52,975.5370
01/01/2016 to 12/31/2016	22.056313	24.716370	57,444.3217
01/01/2017 to 12/31/2017	24.716370	28.545114	61,428.9087
01/01/2018 to 12/31/2018	28.545114	25.162022	57,184.0522
01/01/2019 to 12/31/2019	25.162022	32.088995	64,960.8388
01/01/2020 to 12/31/2020	32.088995	32.667496	60,368.0186
39

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.803303	8.599289	234,873.0590
01/01/2012 to 12/31/2012	8.599289	9.620356	220,738.7279
01/01/2013 to 04/26/2013	9.620356	10.524851	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.068260	23.747926	123,293.2154
01/01/2014 to 12/31/2014	23.747926	23.254168	116,048.6904
01/01/2015 to 12/31/2015	23.254168	22.926111	105,957.3492
01/01/2016 to 12/31/2016	22.926111	26.659045	99,726.2378
01/01/2017 to 12/31/2017	26.659045	30.240358	92,980.0361
01/01/2018 to 12/31/2018	30.240358	27.623231	85,631.7914
01/01/2019 to 12/31/2019	27.623231	35.108600	78,804.8433
01/01/2020 to 12/31/2020	35.108600	43.018014	71,413.7304
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.024065	13.977994	168,160.1761
01/01/2012 to 12/31/2012	13.977994	14.452926	162,175.7777
01/01/2013 to 04/26/2013	14.452926	15.651038	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.444247	20.707934	157,219.9614
01/01/2014 to 12/31/2014	20.707934	22.133589	152,526.2287
01/01/2015 to 12/31/2015	22.133589	24.024065	140,568.2927
01/01/2016 to 12/31/2016	24.024065	23.956932	135,689.4469
01/01/2017 to 12/31/2017	23.956932	31.408174	134,462.1864
01/01/2018 to 12/31/2018	31.408174	30.488738	122,494.5389
01/01/2019 to 12/31/2019	30.488738	39.105028	119,451.3006
01/01/2020 to 12/31/2020	39.105028	52.478369	99,409.8510
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.655218	5.889901	165,476.5989
01/01/2012 to 12/31/2012	5.889901	6.485249	137,184.1621
01/01/2013 to 04/26/2013	6.485249	6.773144	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.651343	15.264514	6,758.6347
01/01/2012 to 12/31/2012	15.264514	15.377272	3,585.4584
01/01/2013 to 12/31/2013	15.377272	16.727253	3,077.9265
01/01/2014 to 12/31/2014	16.727253	13.336181	2,896.0062
01/01/2015 to 12/31/2015	13.336181	8.807343	3,739.1815
01/01/2016 to 12/31/2016	8.807343	12.433905	2,807.6768
01/01/2017 to 12/31/2017	12.433905	12.122223	3,165.4990
01/01/2018 to 12/31/2018	12.122223	8.469812	3,046.1618
01/01/2019 to 12/31/2019	8.469812	9.346090	3,471.1616
01/01/2020 to 12/31/2020	9.346090	11.122873	3,062.2060
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.518509	28.467128	286,938.2632
01/01/2017 to 12/31/2017	28.467128	30.178689	272,306.2629
01/01/2018 to 12/31/2018	30.178689	28.444730	225,833.7472
01/01/2019 to 12/31/2019	28.444730	31.914025	206,232.4231
01/01/2020 to 12/31/2020	31.914025	33.415977	197,138.3851
40

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.542192	23.128254	405,805.4391
01/01/2012 to 12/31/2012	23.128254	25.654361	378,187.8879
01/01/2013 to 12/31/2013	25.654361	27.207186	345,391.5204
01/01/2014 to 12/31/2014	27.207186	28.012247	323,726.4175
01/01/2015 to 12/31/2015	28.012247	26.914264	283,568.6505
01/01/2016 to 04/29/2016	26.914264	27.695839	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.080394	29.073825	22,924.8306
01/01/2017 to 12/31/2017	29.073825	30.836944	21,080.7845
01/01/2018 to 12/31/2018	30.836944	29.098007	20,644.0513
01/01/2019 to 12/31/2019	29.098007	32.664980	19,231.2080
01/01/2020 to 12/31/2020	32.664980	34.253659	14,430.0882
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.292535	12.491238	16,762.6537
01/01/2012 to 12/31/2012	12.491238	13.672498	71,298.7942
01/01/2013 to 12/31/2013	13.672498	13.618052	86,765.1833
01/01/2014 to 12/31/2014	13.618052	13.969333	56,442.5192
01/01/2015 to 12/31/2015	13.969333	13.520174	55,530.1065
01/01/2016 to 04/29/2016	13.520174	13.837231	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.288453	16.841092	41,783.1302
01/01/2012 to 12/31/2012	16.841092	17.043155	34,672.0779
01/01/2013 to 12/31/2013	17.043155	16.587579	28,701.0380
01/01/2014 to 12/31/2014	16.587579	16.707126	21,981.5391
01/01/2015 to 12/31/2015	16.707126	16.459462	19,248.7296
01/01/2016 to 12/31/2016	16.459462	16.330939	18,874.6397
01/01/2017 to 12/31/2017	16.330939	16.309229	18,782.5625
01/01/2018 to 12/31/2018	16.309229	16.128436	19,080.3188
01/01/2019 to 12/31/2019	16.128436	16.756325	12,906.8904
01/01/2020 to 12/31/2020	16.756325	17.264935	27,502.5877
41

CONDENSED FINANCIAL INFORMATION (continued)
CLASS L
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.173017	10.488634	2,055.1697
01/01/2013 to 12/31/2013	10.488634	11.444039	2,473.3471
01/01/2014 to 12/31/2014	11.444039	12.059789	2,324.2162
01/01/2015 to 12/31/2015	12.059789	11.907298	2,166.3479
01/01/2016 to 12/31/2016	11.907298	12.109381	2,029.9856
01/01/2017 to 12/31/2017	12.109381	13.506987	2,773.4606
01/01/2018 to 12/31/2018	13.506987	12.333950	2,648.9951
01/01/2019 to 12/31/2019	12.333950	14.296335	2,339.2441
01/01/2020 to 12/31/2020	14.296335	14.887693	2,240.8770
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.770954	9.388157	134,479.7137
01/01/2012 to 12/31/2012	9.388157	10.461928	134,985.4900
01/01/2013 to 12/31/2013	10.461928	12.173490	88,809.2911
01/01/2014 to 12/31/2014	12.173490	12.673243	99,854.3867
01/01/2015 to 12/31/2015	12.673243	12.353151	92,952.5564
01/01/2016 to 12/31/2016	12.353151	13.073805	99,591.5010
01/01/2017 to 12/31/2017	13.073805	14.998382	103,167.3703
01/01/2018 to 12/31/2018	14.998382	14.087170	110,817.6898
01/01/2019 to 12/31/2019	14.087170	16.529268	119,922.6510
01/01/2020 to 12/31/2020	16.529268	18.751795	86,610.5797
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.293873	8.692032	722,457.7533
01/01/2012 to 12/31/2012	8.692032	9.910548	631,771.0530
01/01/2013 to 12/31/2013	9.910548	12.171696	577,285.4182
01/01/2014 to 12/31/2014	12.171696	12.711828	577,327.8098
01/01/2015 to 12/31/2015	12.711828	12.384491	557,694.6037
01/01/2016 to 12/31/2016	12.384491	13.246649	521,532.8020
01/01/2017 to 12/31/2017	13.246649	15.780524	454,752.5624
01/01/2018 to 12/31/2018	15.780524	14.596011	440,487.7413
01/01/2019 to 12/31/2019	14.596011	17.715202	432,043.1104
01/01/2020 to 12/31/2020	17.715202	20.332972	410,464.5233
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.093560	8.516420	12,903.3181
01/01/2012 to 12/31/2012	8.516420	9.815118	13,690.2662
01/01/2013 to 12/31/2013	9.815118	12.505165	17,793.8452
01/01/2014 to 12/31/2014	12.505165	13.280559	16,725.1807
01/01/2015 to 12/31/2015	13.280559	13.883413	15,826.1738
01/01/2016 to 12/31/2016	13.883413	14.869085	14,196.7443
01/01/2017 to 12/31/2017	14.869085	18.670234	13,267.2135
01/01/2018 to 12/31/2018	18.670234	18.234639	12,824.6915
01/01/2019 to 12/31/2019	18.234639	23.331033	12,393.8525
01/01/2020 to 12/31/2020	23.331033	34.728001	10,649.7735
42

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.013393	9.849039	142,622.0380
01/01/2012 to 12/31/2012	9.849039	10.715470	122,067.2484
01/01/2013 to 12/31/2013	10.715470	11.941314	97,539.3119
01/01/2014 to 12/31/2014	11.941314	12.436859	96,629.0171
01/01/2015 to 12/31/2015	12.436859	12.120242	93,662.8421
01/01/2016 to 12/31/2016	12.120242	12.732512	82,005.0224
01/01/2017 to 12/31/2017	12.732512	14.120348	54,920.5023
01/01/2018 to 12/31/2018	14.120348	13.386754	51,964.3433
01/01/2019 to 12/31/2019	13.386754	15.264588	68,876.9311
01/01/2020 to 12/31/2020	15.264588	16.930672	40,869.7234
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.101593	11.472543	0.0000
01/01/2013 to 12/31/2013	11.472543	10.880300	0.0000
01/01/2014 to 12/31/2014	10.880300	11.107839	0.0000
01/01/2015 to 12/31/2015	11.107839	9.860295	0.0000
01/01/2016 to 12/31/2016	9.860295	10.546963	0.0000
01/01/2017 to 12/31/2017	10.546963	11.369123	0.0000
01/01/2018 to 12/31/2018	11.369123	10.451084	0.0000
01/01/2019 to 12/31/2019	10.451084	12.302975	0.0000
01/01/2020 to 12/31/2020	12.302975	12.442122	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.929073	10.219693	0.0000
01/01/2013 to 12/31/2013	10.219693	11.066570	9,558.0829
01/01/2014 to 12/31/2014	11.066570	11.506402	606.7801
01/01/2015 to 12/31/2015	11.506402	11.283193	1,646.9896
01/01/2016 to 12/31/2016	11.283193	11.567222	1,638.6595
01/01/2017 to 12/31/2017	11.567222	12.867054	1,632.7937
01/01/2018 to 12/31/2018	12.867054	11.722540	1,616.1931
01/01/2019 to 12/31/2019	11.722540	13.881206	1,606.4105
01/01/2020 to 12/31/2020	13.881206	14.213474	1,608.5677
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.466818	19.558805	1,314.1493
01/01/2012 to 12/31/2012	19.558805	22.374561	1,981.4421
01/01/2013 to 12/31/2013	22.374561	24.014481	3,918.0196
01/01/2014 to 12/31/2014	24.014481	24.351133	6,317.6750
01/01/2015 to 12/31/2015	24.351133	22.937275	5,119.4470
01/01/2016 to 12/31/2016	22.937275	25.664326	3,879.4732
01/01/2017 to 12/31/2017	25.664326	27.150222	3,902.5543
01/01/2018 to 12/31/2018	27.150222	25.884071	3,743.2140
01/01/2019 to 12/31/2019	25.884071	29.183773	3,306.7310
01/01/2020 to 12/31/2020	29.183773	30.797799	3,259.5547
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.286480	10.440030	69,623.0610
01/01/2012 to 12/31/2012	10.440030	11.963387	64,461.0130
01/01/2013 to 12/31/2013	11.963387	15.209528	62,967.6428
01/01/2014 to 12/31/2014	15.209528	15.690490	41,284.7382
01/01/2015 to 12/31/2015	15.690490	15.093531	40,380.3137
01/01/2016 to 12/31/2016	15.093531	16.147177	39,386.1914
01/01/2017 to 12/31/2017	16.147177	19.487650	38,157.1556
01/01/2018 to 12/31/2018	19.487650	17.203094	37,332.1575
01/01/2019 to 12/31/2019	17.203094	21.528815	36,081.9495
01/01/2020 to 12/31/2020	21.528815	25.130022	35,242.2635
43

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.955906	10.386393	17,436.3029
01/01/2013 to 12/31/2013	10.386393	11.660351	17,294.1435
01/01/2014 to 12/31/2014	11.660351	12.551026	17,339.4079
01/01/2015 to 12/31/2015	12.551026	11.817320	16,657.3480
01/01/2016 to 12/31/2016	11.817320	12.571123	15,861.5395
01/01/2017 to 12/31/2017	12.571123	14.603857	15,715.1413
01/01/2018 to 12/31/2018	14.603857	13.279294	15,350.1859
01/01/2019 to 12/31/2019	13.279294	16.107897	14,391.4533
01/01/2020 to 12/31/2020	16.107897	17.791761	13,922.8945
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.069739	15.251803	40,765.9425
01/01/2012 to 12/31/2012	15.251803	17.663668	32,686.6518
01/01/2013 to 12/31/2013	17.663668	22.966386	31,198.1972
01/01/2014 to 12/31/2014	22.966386	22.932126	27,247.5284
01/01/2015 to 12/31/2015	22.932126	21.294178	25,650.5826
01/01/2016 to 12/31/2016	21.294178	27.437578	20,234.8425
01/01/2017 to 12/31/2017	27.437578	30.087375	18,808.6988
01/01/2018 to 12/31/2018	30.087375	25.033751	17,587.7531
01/01/2019 to 12/31/2019	25.033751	31.646794	16,282.4166
01/01/2020 to 12/31/2020	31.646794	30.887283	13,761.7638
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.311772	9.825787	16,590.6244
01/01/2012 to 12/31/2012	9.825787	11.467276	12,375.3903
01/01/2013 to 12/31/2013	11.467276	10.696331	10,728.4729
01/01/2014 to 12/31/2014	10.696331	9.815497	11,067.4376
01/01/2015 to 12/31/2015	9.815497	8.304547	13,613.6217
01/01/2016 to 12/31/2016	8.304547	9.090023	12,842.0102
01/01/2017 to 12/31/2017	9.090023	11.451886	9,611.9944
01/01/2018 to 12/31/2018	11.451886	9.646634	9,508.0395
01/01/2019 to 12/31/2019	9.646634	11.434745	8,888.1361
01/01/2020 to 12/31/2020	11.434745	14.288775	7,490.5867
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.191636	10.206128	1,618.0723
01/01/2012 to 12/31/2012	10.206128	10.752489	3,113.5619
01/01/2013 to 12/31/2013	10.752489	10.960322	8,841.6223
01/01/2014 to 12/31/2014	10.960322	10.838614	1,386.9230
01/01/2015 to 12/31/2015	10.838614	10.551088	1,330.6492
01/01/2016 to 12/31/2016	10.551088	11.317732	1,275.3265
01/01/2017 to 12/31/2017	11.317732	11.519422	1,222.7067
01/01/2018 to 12/31/2018	11.519422	11.342233	1,170.4938
01/01/2019 to 12/31/2019	11.342233	11.916855	1,122.3382
01/01/2020 to 12/31/2020	11.916855	11.939053	3,289.4026
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987467	9.737301	1,670.6736
01/01/2012 to 12/31/2012	9.737301	9.978243	3,867.9243
01/01/2013 to 12/31/2013	9.978243	9.909038	12,109.8373
01/01/2014 to 12/31/2014	9.909038	9.830297	4,499.9217
01/01/2015 to 12/31/2015	9.830297	9.590033	4,340.8133
01/01/2016 to 12/31/2016	9.590033	9.709237	4,349.1966
01/01/2017 to 12/31/2017	9.709237	9.658676	4,600.5804
01/01/2018 to 12/31/2018	9.658676	9.522057	4,332.0209
01/01/2019 to 12/31/2019	9.522057	9.780866	4,484.8824
01/01/2020 to 12/31/2020	9.780866	9.804963	2,219.9890
44

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.109598	11.848773	0.0000
01/01/2012 to 12/31/2012	11.848773	13.292212	0.0000
01/01/2013 to 12/31/2013	13.292212	13.183930	0.0000
01/01/2014 to 12/31/2014	13.183930	13.089869	0.0000
01/01/2015 to 12/31/2015	13.089869	12.315359	0.0000
01/01/2016 to 12/31/2016	12.315359	12.195355	0.0000
01/01/2017 to 12/31/2017	12.195355	11.989160	0.0000
01/01/2018 to 12/31/2018	11.989160	11.886266	0.0000
01/01/2019 to 12/31/2019	11.886266	11.804629	0.0000
01/01/2020 to 12/31/2020	11.804629	10.903147	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.839867	12.827651	11,715.3881
01/01/2012 to 12/31/2012	12.827651	15.863844	9,592.8271
01/01/2013 to 12/31/2013	15.863844	16.125203	7,239.4454
01/01/2014 to 12/31/2014	16.125203	17.929838	6,666.5191
01/01/2015 to 12/31/2015	17.929838	17.354469	6,364.4469
01/01/2016 to 12/31/2016	17.354469	17.185300	5,654.2499
01/01/2017 to 12/31/2017	17.185300	18.684026	5,778.0786
01/01/2018 to 12/31/2018	18.684026	16.753995	4,743.4321
01/01/2019 to 12/31/2019	16.753995	20.527481	4,531.7657
01/01/2020 to 12/31/2020	20.527481	19.139134	4,182.2907
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.138699	16.110007	56,537.4803
01/01/2012 to 12/31/2012	16.110007	20.439093	49,185.7091
01/01/2013 to 12/31/2013	20.439093	26.182208	43,720.4203
01/01/2014 to 12/31/2014	26.182208	24.214073	44,655.8718
01/01/2015 to 12/31/2015	24.214073	22.695265	41,801.0034
01/01/2016 to 12/31/2016	22.695265	24.101193	37,368.6889
01/01/2017 to 12/31/2017	24.101193	30.860299	33,637.3314
01/01/2018 to 12/31/2018	30.860299	23.029586	34,465.1079
01/01/2019 to 12/31/2019	23.029586	28.150546	34,589.3111
01/01/2020 to 12/31/2020	28.150546	29.047507	29,134.7531
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010638	1.044753	56,139.3888
01/01/2013 to 12/31/2013	1.044753	1.044689	149,823.9471
01/01/2014 to 12/31/2014	1.044689	1.082773	59,499.4658
01/01/2015 to 12/31/2015	1.082773	1.018227	49,788.6772
01/01/2016 to 12/31/2016	1.018227	1.116680	46,880.4480
01/01/2017 to 12/31/2017	1.116680	1.205899	44,327.9400
01/01/2018 to 12/31/2018	1.205899	1.107503	41,692.9648
01/01/2019 to 12/31/2019	1.107503	1.253326	37,861.9983
01/01/2020 to 12/31/2020	1.253326	1.355001	36,514.0699
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.037209	9.707455	21,779.8544
01/01/2012 to 12/31/2012	9.707455	11.285093	21,495.0248
01/01/2013 to 12/31/2013	11.285093	14.998753	28,211.0498
01/01/2014 to 12/31/2014	14.998753	16.094940	23,170.4807
01/01/2015 to 12/31/2015	16.094940	14.856471	22,747.6781
01/01/2016 to 12/31/2016	14.856471	17.106924	19,110.3742
01/01/2017 to 12/31/2017	17.106924	19.820694	16,636.0583
01/01/2018 to 12/31/2018	19.820694	17.090500	16,502.3213
01/01/2019 to 12/31/2019	17.090500	20.964136	16,448.6493
01/01/2020 to 12/31/2020	20.964136	20.474650	16,137.3527
45

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.256580	14.815549	37,329.1778
01/01/2012 to 12/31/2012	14.815549	17.193866	34,300.0190
01/01/2013 to 12/31/2013	17.193866	23.660099	31,013.4841
01/01/2014 to 12/31/2014	23.660099	25.063801	27,615.8109
01/01/2015 to 12/31/2015	25.063801	24.183668	26,814.6890
01/01/2016 to 12/31/2016	24.183668	26.455032	22,395.5582
01/01/2017 to 12/31/2017	26.455032	32.550694	20,158.9179
01/01/2018 to 12/31/2018	32.550694	29.059788	17,756.8885
01/01/2019 to 12/31/2019	29.059788	35.490326	17,270.4984
01/01/2020 to 12/31/2020	35.490326	54.614165	13,082.7369
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.982397	10.415288	3,775.8782
01/01/2014 to 12/31/2014	10.415288	10.745007	7,338.3176
01/01/2015 to 12/31/2015	10.745007	10.598990	7,199.9144
01/01/2016 to 12/31/2016	10.598990	10.636730	11,375.7372
01/01/2017 to 12/31/2017	10.636730	10.788096	12,077.0459
01/01/2018 to 12/31/2018	10.788096	10.591556	11,889.7804
01/01/2019 to 12/31/2019	10.591556	11.251539	10,979.4567
01/01/2020 to 12/31/2020	11.251539	11.916465	12,667.4045
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.231419	10.625827	6,863.2939
01/01/2012 to 12/31/2012	10.625827	10.942791	36,511.7444
01/01/2013 to 04/26/2013	10.942791	10.914101	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012693	1.046793	0.0000
01/01/2013 to 12/31/2013	1.046793	1.140507	27,637.6018
01/01/2014 to 12/31/2014	1.140507	1.197703	5,856.8602
01/01/2015 to 12/31/2015	1.197703	1.186262	5,771.8094
01/01/2016 to 12/31/2016	1.186262	1.198324	5,840.8248
01/01/2017 to 12/31/2017	1.198324	1.372380	5,733.7707
01/01/2018 to 12/31/2018	1.372380	1.250258	10,783.4487
01/01/2019 to 12/31/2019	1.250258	1.434921	10,809.8410
01/01/2020 to 12/31/2020	1.434921	1.580764	10,480.8457
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996789	1.037181	0.0000
01/01/2015 to 12/31/2015	1.037181	1.008153	0.0000
01/01/2016 to 12/31/2016	1.008153	1.009417	0.0000
01/01/2017 to 12/31/2017	1.009417	1.144449	0.0000
01/01/2018 to 04/30/2018	1.144449	1.114436	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.771469	12.351922	2,687.8389
01/01/2012 to 12/31/2012	12.351922	14.177242	2,547.3428
01/01/2013 to 12/31/2013	14.177242	16.301216	806.1797
01/01/2014 to 12/31/2014	16.301216	16.557238	1,234.6566
01/01/2015 to 12/31/2015	16.557238	16.453276	1,197.6440
01/01/2016 to 12/31/2016	16.453276	16.923287	1,214.3290
01/01/2017 to 12/31/2017	16.923287	20.430078	1,180.1618
01/01/2018 to 12/31/2018	20.430078	18.973041	1,153.3092
01/01/2019 to 12/31/2019	18.973041	23.751945	1,083.1212
01/01/2020 to 12/31/2020	23.751945	26.763411	420.1601
46

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.233279	7.331562	65,703.6642
01/01/2012 to 12/31/2012	7.331562	8.528399	60,276.0679
01/01/2013 to 12/31/2013	8.528399	12.189990	62,585.1087
01/01/2014 to 12/31/2014	12.189990	14.227397	54,427.9123
01/01/2015 to 12/31/2015	14.227397	13.402810	51,168.5358
01/01/2016 to 12/31/2016	13.402810	13.509808	46,702.7612
01/01/2017 to 12/31/2017	13.509808	15.704357	43,872.7591
01/01/2018 to 12/31/2018	15.704357	14.326837	39,094.7222
01/01/2019 to 12/31/2019	14.326837	17.379049	38,917.5025
01/01/2020 to 12/31/2020	17.379049	22.558033	29,424.1107
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	136.590360	123.974133	0.0000
01/01/2012 to 12/31/2012	123.974133	149.089951	36.8854
01/01/2013 to 12/31/2013	149.089951	188.487955	87.4251
01/01/2014 to 04/25/2014	188.487955	195.995813	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.523369	6.926195	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077368	1.123121	3,956.1767
01/01/2014 to 12/31/2014	1.123121	1.204640	3,905.7841
01/01/2015 to 12/31/2015	1.204640	1.168227	3,877.3805
01/01/2016 to 12/31/2016	1.168227	1.196832	3,901.6978
01/01/2017 to 12/31/2017	1.196832	1.357585	8,979.8243
01/01/2018 to 12/31/2018	1.357585	1.236814	8,873.3887
01/01/2019 to 12/31/2019	1.236814	1.477747	8,755.4046
01/01/2020 to 12/31/2020	1.477747	1.545718	8,691.4302
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.888670	12.173685	60,980.1296
01/01/2012 to 12/31/2012	12.173685	13.945926	56,152.9910
01/01/2013 to 12/31/2013	13.945926	16.326750	53,400.8850
01/01/2014 to 12/31/2014	16.326750	14.913597	50,716.9298
01/01/2015 to 12/31/2015	14.913597	14.380504	45,947.9517
01/01/2016 to 12/31/2016	14.380504	13.993329	44,488.0064
01/01/2017 to 12/31/2017	13.993329	17.605395	39,361.7689
01/01/2018 to 12/31/2018	17.605395	14.862170	34,365.7381
01/01/2019 to 12/31/2019	14.862170	18.720776	32,796.2348
01/01/2020 to 12/31/2020	18.720776	20.768776	27,676.4857
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999747	1.032376	0.0000
01/01/2015 to 12/31/2015	1.032376	0.957942	0.0000
01/01/2016 to 12/31/2016	0.957942	1.044987	0.0000
01/01/2017 to 12/31/2017	1.044987	1.155124	0.0000
01/01/2018 to 12/31/2018	1.155124	1.047753	0.0000
01/01/2019 to 12/31/2019	1.047753	1.254771	0.0000
01/01/2020 to 12/31/2020	1.254771	1.377646	0.0000
47

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.308523	14.520839	58,227.1988
01/01/2012 to 12/31/2012	14.520839	15.554886	55,618.5455
01/01/2013 to 12/31/2013	15.554886	13.853433	51,263.9245
01/01/2014 to 12/31/2014	13.853433	13.992948	42,461.0147
01/01/2015 to 12/31/2015	13.992948	13.309223	38,646.1811
01/01/2016 to 12/31/2016	13.309223	13.716432	39,037.0791
01/01/2017 to 12/31/2017	13.716432	13.932643	41,841.5620
01/01/2018 to 12/31/2018	13.932643	13.346394	36,165.7189
01/01/2019 to 12/31/2019	13.346394	14.185339	35,403.8870
01/01/2020 to 12/31/2020	14.185339	15.531880	32,052.0900
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.682349	15.883636	237,990.5006
01/01/2012 to 12/31/2012	15.883636	17.036445	240,479.7670
01/01/2013 to 12/31/2013	17.036445	16.403823	222,564.1117
01/01/2014 to 12/31/2014	16.403823	16.778165	207,945.0639
01/01/2015 to 12/31/2015	16.778165	16.471443	141,422.9493
01/01/2016 to 12/31/2016	16.471443	16.591508	135,769.1960
01/01/2017 to 12/31/2017	16.591508	17.021286	130,307.0894
01/01/2018 to 12/31/2018	17.021286	16.669187	126,253.6141
01/01/2019 to 12/31/2019	16.669187	17.748313	118,729.6951
01/01/2020 to 12/31/2020	17.748313	18.905370	107,749.6635
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214840	10.719329	416.4134
01/01/2014 to 12/31/2014	10.719329	11.432127	412.0749
01/01/2015 to 12/31/2015	11.432127	11.082129	410.9799
01/01/2016 to 12/31/2016	11.082129	11.375720	410.4613
01/01/2017 to 12/31/2017	11.375720	13.007310	936.8958
01/01/2018 to 04/30/2018	13.007310	12.422165	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010671	1.064850	0.0000
01/01/2013 to 12/31/2013	1.064850	1.151025	70,021.9924
01/01/2014 to 12/31/2014	1.151025	1.217374	5,781.4326
01/01/2015 to 12/31/2015	1.217374	1.184553	5,716.8759
01/01/2016 to 12/31/2016	1.184553	1.228578	5,723.5951
01/01/2017 to 12/31/2017	1.228578	1.378547	10,782.6899
01/01/2018 to 12/31/2018	1.378547	1.225619	9,681.6045
01/01/2019 to 12/31/2019	1.225619	1.461741	9,606.3542
01/01/2020 to 12/31/2020	1.461741	1.465117	10,054.7790
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.409705	11.319849	15,298.9054
01/01/2012 to 12/31/2012	11.319849	12.538608	14,746.7032
01/01/2013 to 12/31/2013	12.538608	13.900502	12,876.8418
01/01/2014 to 12/31/2014	13.900502	14.438774	12,722.2562
01/01/2015 to 12/31/2015	14.438774	13.895827	8,134.4410
01/01/2016 to 12/31/2016	13.895827	14.430145	7,994.7332
01/01/2017 to 12/31/2017	14.430145	16.413141	7,853.6278
01/01/2018 to 12/31/2018	16.413141	15.060229	7,706.9449
01/01/2019 to 12/31/2019	15.060229	17.683263	7,572.4882
01/01/2020 to 12/31/2020	17.683263	19.064148	7,512.0727
48

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.997693	10.566641	2,319.0931
01/01/2012 to 12/31/2012	10.566641	11.931151	2,241.6971
01/01/2013 to 12/31/2013	11.931151	13.829212	2,173.7314
01/01/2014 to 12/31/2014	13.829212	14.305952	2,104.4003
01/01/2015 to 12/31/2015	14.305952	13.719145	2,032.6862
01/01/2016 to 12/31/2016	13.719145	14.394199	1,960.8529
01/01/2017 to 12/31/2017	14.394199	16.905948	1,886.7789
01/01/2018 to 12/31/2018	16.905948	15.142799	1,830.1010
01/01/2019 to 12/31/2019	15.142799	18.201519	849.2015
01/01/2020 to 12/31/2020	18.201519	19.787546	841.7825
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.932127	44.225853	36,988.1031
01/01/2012 to 12/31/2012	44.225853	51.215775	34,832.7959
01/01/2013 to 12/31/2013	51.215775	67.258778	29,935.5620
01/01/2014 to 12/31/2014	67.258778	74.794570	25,640.0241
01/01/2015 to 12/31/2015	74.794570	70.790557	22,759.7149
01/01/2016 to 12/31/2016	70.790557	80.572923	20,671.7142
01/01/2017 to 12/31/2017	80.572923	92.506519	19,695.3199
01/01/2018 to 12/31/2018	92.506519	82.485119	16,783.8539
01/01/2019 to 12/31/2019	82.485119	102.444612	15,817.2571
01/01/2020 to 12/31/2020	102.444612	103.447257	13,196.5184
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.033512	9.687665	57,984.5631
01/01/2012 to 12/31/2012	9.687665	10.810320	58,251.1471
01/01/2013 to 12/31/2013	10.810320	14.494085	50,993.3499
01/01/2014 to 12/31/2014	14.494085	16.046040	42,792.7638
01/01/2015 to 12/31/2015	16.046040	16.803125	38,685.2449
01/01/2016 to 12/31/2016	16.803125	17.520416	28,961.6320
01/01/2017 to 12/31/2017	17.520416	21.456134	26,197.1577
01/01/2018 to 12/31/2018	21.456134	20.599114	24,028.3427
01/01/2019 to 12/31/2019	20.599114	26.504019	23,057.3750
01/01/2020 to 12/31/2020	26.504019	32.239422	19,119.7101
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.131767	22.814175	2,643.2608
01/01/2012 to 12/31/2012	22.814175	25.685170	2,078.6600
01/01/2013 to 12/31/2013	25.685170	32.855796	2,638.1535
01/01/2014 to 12/31/2014	32.855796	35.363840	2,053.0694
01/01/2015 to 12/31/2015	35.363840	31.597589	1,399.7706
01/01/2016 to 12/31/2016	31.597589	35.827558	2,010.9339
01/01/2017 to 12/31/2017	35.827558	38.505284	2,079.9874
01/01/2018 to 12/31/2018	38.505284	33.960319	1,879.4650
01/01/2019 to 12/31/2019	33.960319	43.000882	1,081.2623
01/01/2020 to 12/31/2020	43.000882	45.435085	857.9166
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.063597	13.857334	16,522.1875
01/01/2012 to 12/31/2012	13.857334	16.066470	5,556.7864
01/01/2013 to 12/31/2013	16.066470	20.921723	9,198.4829
01/01/2014 to 12/31/2014	20.921723	23.255219	8,982.5562
01/01/2015 to 12/31/2015	23.255219	20.747163	8,054.0492
01/01/2016 to 12/31/2016	20.747163	23.051915	7,332.3485
01/01/2017 to 12/31/2017	23.051915	25.072407	3,260.0712
01/01/2018 to 12/31/2018	25.072407	21.339236	2,739.2711
01/01/2019 to 12/31/2019	21.339236	28.391441	2,635.9446
01/01/2020 to 12/31/2020	28.391441	28.626196	2,439.0686
49

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.723820	10.856793	0.0000
01/01/2013 to 12/31/2013	10.856793	10.176098	0.0000
01/01/2014 to 12/31/2014	10.176098	10.744452	186.4098
01/01/2015 to 12/31/2015	10.744452	10.592865	181.2941
01/01/2016 to 12/31/2016	10.592865	10.535681	197.3056
01/01/2017 to 12/31/2017	10.535681	10.611992	224.5174
01/01/2018 to 12/31/2018	10.611992	10.409652	206.9836
01/01/2019 to 12/31/2019	10.409652	10.984607	236.6285
01/01/2020 to 12/31/2020	10.984607	11.610528	257.2190
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.951477	9.793596	18,778.9301
01/01/2014 to 12/31/2014	9.793596	9.292629	17,616.3627
01/01/2015 to 12/31/2015	9.292629	8.924312	11,249.7011
01/01/2016 to 12/31/2016	8.924312	9.203219	9,984.8608
01/01/2017 to 12/31/2017	9.203219	12.187349	9,037.4718
01/01/2018 to 12/31/2018	12.187349	9.906067	7,471.7171
01/01/2019 to 12/31/2019	9.906067	12.875879	7,021.2563
01/01/2020 to 12/31/2020	12.875879	15.958364	7,602.6526
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.864145	7.458837	21,222.7333
01/01/2012 to 12/31/2012	7.458837	8.598458	23,813.6485
01/01/2013 to 04/26/2013	8.598458	8.905057	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.128233	9.943078	94,639.3738
01/01/2012 to 12/31/2012	9.943078	9.759823	91,103.1585
01/01/2013 to 12/31/2013	9.759823	9.580917	99,608.6032
01/01/2014 to 12/31/2014	9.580917	9.405291	93,945.7810
01/01/2015 to 12/31/2015	9.405291	9.232884	86,262.1969
01/01/2016 to 12/31/2016	9.232884	9.073801	81,905.9781
01/01/2017 to 12/31/2017	9.073801	8.964457	123,436.2583
01/01/2018 to 12/31/2018	8.964457	8.935536	115,422.4633
01/01/2019 to 12/31/2019	8.935536	8.936490	53,926.9327
01/01/2020 to 12/31/2020	8.936490	8.789090	53,642.8483
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.392467	13.616251	0.0000
01/01/2015 to 12/31/2015	13.616251	13.288384	0.0000
01/01/2016 to 12/31/2016	13.288384	13.635755	0.0000
01/01/2017 to 12/31/2017	13.635755	14.314495	0.0000
01/01/2018 to 12/31/2018	14.314495	13.683796	0.0000
01/01/2019 to 12/31/2019	13.683796	15.009523	0.0000
01/01/2020 to 12/31/2020	15.009523	16.135879	30,080.7293
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.756596	11.746461	118,704.7816
01/01/2012 to 12/31/2012	11.746461	12.788163	147,726.1730
01/01/2013 to 12/31/2013	12.788163	13.693588	187,199.1765
01/01/2014 to 04/25/2014	13.693588	13.786685	0.0000
50

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.819527	11.589772	450,481.3934
01/01/2012 to 12/31/2012	11.589772	12.786266	416,097.3608
01/01/2013 to 12/31/2013	12.786266	14.337516	287,331.3144
01/01/2014 to 04/25/2014	14.337516	14.380594	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.973059	14.320385	463,744.0272
01/01/2015 to 12/31/2015	14.320385	13.906986	419,421.4626
01/01/2016 to 12/31/2016	13.906986	14.483189	407,337.1130
01/01/2017 to 12/31/2017	14.483189	15.731619	388,626.8457
01/01/2018 to 12/31/2018	15.731619	14.762071	363,069.2669
01/01/2019 to 12/31/2019	14.762071	16.751583	337,144.3120
01/01/2020 to 12/31/2020	16.751583	18.258793	305,689.7933
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.603890	11.197649	792,962.3527
01/01/2012 to 12/31/2012	11.197649	12.522590	801,451.4400
01/01/2013 to 12/31/2013	12.522590	14.680262	815,671.8153
01/01/2014 to 04/25/2014	14.680262	14.680058	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.369533	14.838306	807,539.1891
01/01/2015 to 12/31/2015	14.838306	14.381624	789,113.1492
01/01/2016 to 12/31/2016	14.381624	15.121141	794,880.3926
01/01/2017 to 12/31/2017	15.121141	17.031597	516,858.6998
01/01/2018 to 12/31/2018	17.031597	15.693758	487,222.7042
01/01/2019 to 12/31/2019	15.693758	18.398508	469,170.6655
01/01/2020 to 12/31/2020	18.398508	20.561818	450,244.2121
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.492124	10.844888	910,071.4310
01/01/2012 to 12/31/2012	10.844888	12.318535	738,896.6973
01/01/2013 to 12/31/2013	12.318535	15.226579	734,830.4709
01/01/2014 to 04/25/2014	15.226579	15.143557	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.559131	9.219053	35,261.9511
01/01/2012 to 12/31/2012	9.219053	10.508312	23,030.3125
01/01/2013 to 04/26/2013	10.508312	11.296594	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.343608	14.896993	680,144.3221
01/01/2015 to 12/31/2015	14.896993	14.375859	652,071.2614
01/01/2016 to 12/31/2016	14.375859	15.261210	601,242.9103
01/01/2017 to 12/31/2017	15.261210	17.853113	545,035.0972
01/01/2018 to 12/31/2018	17.853113	16.102433	486,418.1023
01/01/2019 to 12/31/2019	16.102433	19.558050	443,630.7433
01/01/2020 to 12/31/2020	19.558050	22.384651	412,084.7603
51

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.280010	13.883244	55,512.1665
01/01/2012 to 12/31/2012	13.883244	15.205726	49,926.9045
01/01/2013 to 12/31/2013	15.205726	20.376869	47,003.7864
01/01/2014 to 12/31/2014	20.376869	20.338167	41,050.8053
01/01/2015 to 12/31/2015	20.338167	18.035670	40,106.9192
01/01/2016 to 12/31/2016	18.035670	21.715679	32,557.9904
01/01/2017 to 12/31/2017	21.715679	23.992005	30,222.3730
01/01/2018 to 12/31/2018	23.992005	20.389893	29,696.4844
01/01/2019 to 12/31/2019	20.389893	24.707736	28,727.5080
01/01/2020 to 12/31/2020	24.707736	25.704126	25,146.4509
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.076373	14.039305	0.0000
01/01/2012 to 12/31/2012	14.039305	16.248019	0.0000
01/01/2013 to 12/31/2013	16.248019	20.352900	1,379.7235
01/01/2014 to 12/31/2014	20.352900	18.642214	1,197.3261
01/01/2015 to 12/31/2015	18.642214	19.353701	1,252.7210
01/01/2016 to 12/31/2016	19.353701	20.105920	0.0000
01/01/2017 to 12/31/2017	20.105920	25.748262	0.0000
01/01/2018 to 12/31/2018	25.748262	20.076639	264.0745
01/01/2019 to 12/31/2019	20.076639	24.248482	269.7107
01/01/2020 to 12/31/2020	24.248482	25.895305	291.3226
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.601765	21.921747	1,283.3211
01/01/2017 to 12/31/2017	21.921747	25.569066	1,283.3211
01/01/2018 to 12/31/2018	25.569066	25.009170	2,981.9235
01/01/2019 to 12/31/2019	25.009170	32.074219	2,892.6481
01/01/2020 to 12/31/2020	32.074219	34.939142	2,991.4766
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.401179	16.250555	0.0000
01/01/2012 to 12/31/2012	16.250555	17.606464	0.0000
01/01/2013 to 12/31/2013	17.606464	22.937983	1,639.1558
01/01/2014 to 12/31/2014	22.937983	24.979056	1,484.6639
01/01/2015 to 12/31/2015	24.979056	24.459713	1,380.1015
01/01/2016 to 04/29/2016	24.459713	24.576063	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.314837	11.584307	137,154.2561
01/01/2012 to 12/31/2012	11.584307	12.815171	124,413.2669
01/01/2013 to 12/31/2013	12.815171	16.798343	115,108.3485
01/01/2014 to 12/31/2014	16.798343	18.213110	98,189.8243
01/01/2015 to 12/31/2015	18.213110	18.284506	91,231.7856
01/01/2016 to 12/31/2016	18.284506	19.233148	78,394.9187
01/01/2017 to 12/31/2017	19.233148	22.454000	73,584.0512
01/01/2018 to 12/31/2018	22.454000	21.985185	65,445.5044
01/01/2019 to 12/31/2019	21.985185	28.223392	59,573.7305
01/01/2020 to 12/31/2020	28.223392	30.774378	51,001.6227
52

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.424852	17.143839	6,644.9966
01/01/2014 to 12/31/2014	17.143839	18.659961	6,339.9297
01/01/2015 to 12/31/2015	18.659961	18.794945	5,342.9709
01/01/2016 to 12/31/2016	18.794945	19.402048	4,532.6528
01/01/2017 to 12/31/2017	19.402048	23.796996	4,313.6278
01/01/2018 to 12/31/2018	23.796996	21.979897	3,987.7341
01/01/2019 to 12/31/2019	21.979897	28.662602	3,716.8236
01/01/2020 to 12/31/2020	28.662602	36.966445	2,812.2671
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.070208	12.781608	7,634.2567
01/01/2012 to 12/31/2012	12.781608	13.301322	7,957.6116
01/01/2013 to 04/26/2013	13.301322	14.332215	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.842929	11.652065	52,678.0802
01/01/2012 to 12/31/2012	11.652065	13.216751	117,271.6891
01/01/2013 to 12/31/2013	13.216751	17.740395	107,712.3843
01/01/2014 to 12/31/2014	17.740395	18.937882	91,022.8379
01/01/2015 to 12/31/2015	18.937882	20.550137	75,126.8428
01/01/2016 to 12/31/2016	20.550137	20.147267	66,518.6080
01/01/2017 to 12/31/2017	20.147267	27.095158	59,346.6904
01/01/2018 to 12/31/2018	27.095158	26.625979	50,786.8786
01/01/2019 to 12/31/2019	26.625979	34.631534	46,932.2413
01/01/2020 to 12/31/2020	34.631534	53.161062	35,565.9999
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.810117	7.372835	3,557.7005
01/01/2012 to 12/31/2012	7.372835	8.154149	2,963.4250
01/01/2013 to 04/26/2013	8.154149	8.750456	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.050256	7.793885	115,975.2707
01/01/2012 to 04/27/2012	7.793885	8.755258	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.719838	15.484013	0.0000
01/01/2012 to 12/31/2012	15.484013	15.743288	0.0000
01/01/2013 to 12/31/2013	15.743288	15.057455	0.0000
01/01/2014 to 12/31/2014	15.057455	15.588494	0.0000
01/01/2015 to 12/31/2015	15.588494	15.294126	0.0000
01/01/2016 to 12/31/2016	15.294126	15.327044	3,597.5435
01/01/2017 to 12/31/2017	15.327044	15.488872	3,574.8330
01/01/2018 to 12/31/2018	15.488872	15.128748	3,327.6806
01/01/2019 to 12/31/2019	15.128748	16.090493	3,045.8981
01/01/2020 to 12/31/2020	16.090493	16.882869	2,776.2903
53

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.358764	15.699841	0.0000
01/01/2012 to 12/31/2012	15.699841	18.071495	0.0000
01/01/2013 to 12/31/2013	18.071495	23.550851	303.6288
01/01/2014 to 12/31/2014	23.550851	25.248964	296.9289
01/01/2015 to 12/31/2015	25.248964	24.122479	301.0035
01/01/2016 to 12/31/2016	24.122479	28.436031	278.3817
01/01/2017 to 12/31/2017	28.436031	32.272065	2,427.5307
01/01/2018 to 12/31/2018	32.272065	28.013764	0.0000
01/01/2019 to 12/31/2019	28.013764	34.523748	0.0000
01/01/2020 to 12/31/2020	34.523748	38.317917	0.0000
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.964646	10.259521	857.5895
01/01/2012 to 12/31/2012	10.259521	11.877164	0.0000
01/01/2013 to 12/31/2013	11.877164	14.158958	715.1798
01/01/2014 to 12/31/2014	14.158958	13.019476	754.8893
01/01/2015 to 12/31/2015	13.019476	12.613263	759.4879
01/01/2016 to 12/31/2016	12.613263	12.502000	795.4641
01/01/2017 to 12/31/2017	12.502000	15.285950	746.3737
01/01/2018 to 12/31/2018	15.285950	12.885054	797.3807
01/01/2019 to 12/31/2019	12.885054	15.378194	759.6321
01/01/2020 to 12/31/2020	15.378194	16.230312	0.0000
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.635105	15.623989	2,284.9703
01/01/2012 to 12/31/2012	15.623989	17.781579	774.1967
01/01/2013 to 12/31/2013	17.781579	24.110120	16,725.1947
01/01/2014 to 12/31/2014	24.110120	24.787674	13,997.7682
01/01/2015 to 12/31/2015	24.787674	23.229401	13,992.8624
01/01/2016 to 12/31/2016	23.229401	27.575434	13,948.7563
01/01/2017 to 12/31/2017	27.575434	30.942297	1,166.3070
01/01/2018 to 12/31/2018	30.942297	26.968326	933.6660
01/01/2019 to 12/31/2019	26.968326	33.146132	850.1641
01/01/2020 to 12/31/2020	33.146132	38.803257	831.4524
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.444426	11.418801	48,291.1268
01/01/2012 to 12/31/2012	11.418801	12.937763	44,487.4878
01/01/2013 to 12/31/2013	12.937763	16.726646	39,777.5522
01/01/2014 to 12/31/2014	16.726646	18.570883	37,597.3019
01/01/2015 to 12/31/2015	18.570883	18.396973	33,713.9677
01/01/2016 to 12/31/2016	18.396973	20.115452	25,431.8468
01/01/2017 to 12/31/2017	20.115452	23.940678	23,895.2059
01/01/2018 to 12/31/2018	23.940678	22.364086	24,060.7016
01/01/2019 to 12/31/2019	22.364086	28.716253	23,784.1790
01/01/2020 to 12/31/2020	28.716253	33.213411	22,817.5695
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.680742	20.596349	2,471.2453
01/01/2014 to 12/31/2014	20.596349	22.354329	6,437.0007
01/01/2015 to 12/31/2015	22.354329	21.864573	6,297.3488
01/01/2016 to 12/31/2016	21.864573	24.489259	5,946.9593
01/01/2017 to 12/31/2017	24.489259	28.268731	6,786.7030
01/01/2018 to 12/31/2018	28.268731	24.905858	7,366.8689
01/01/2019 to 12/31/2019	24.905858	31.746435	7,011.1559
01/01/2020 to 12/31/2020	31.746435	32.302550	7,417.9177
54

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.791473	8.583448	6,526.5112
01/01/2012 to 12/31/2012	8.583448	9.597810	6,136.1470
01/01/2013 to 04/26/2013	9.597810	10.498516	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.669209	19.508126	19,626.8668
01/01/2014 to 12/31/2014	19.508126	19.092967	17,511.3087
01/01/2015 to 12/31/2015	19.092967	18.814203	11,937.3066
01/01/2016 to 12/31/2016	18.814203	21.866683	9,612.0164
01/01/2017 to 12/31/2017	21.866683	24.791840	8,952.9667
01/01/2018 to 12/31/2018	24.791840	22.634857	6,779.3444
01/01/2019 to 12/31/2019	22.634857	28.754093	5,585.0074
01/01/2020 to 12/31/2020	28.754093	35.214282	5,591.8735
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.954891	13.906691	27,488.1786
01/01/2012 to 12/31/2012	13.906691	14.371972	23,947.9294
01/01/2013 to 04/26/2013	14.371972	15.560900	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.769833	8.522256	33,627.5484
01/01/2014 to 12/31/2014	8.522256	9.104423	34,264.0865
01/01/2015 to 12/31/2015	9.104423	9.877111	30,754.2142
01/01/2016 to 12/31/2016	9.877111	9.844586	22,762.2859
01/01/2017 to 12/31/2017	9.844586	12.900087	21,296.2233
01/01/2018 to 12/31/2018	12.900087	12.516155	18,929.9354
01/01/2019 to 12/31/2019	12.516155	16.045266	17,310.0162
01/01/2020 to 12/31/2020	16.045266	21.521725	12,939.2993
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.625790	5.860930	30,870.3967
01/01/2012 to 12/31/2012	5.860930	6.450107	30,927.1574
01/01/2013 to 04/26/2013	6.450107	6.735371	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.631121	15.240348	59.9462
01/01/2012 to 12/31/2012	15.240348	15.345209	538.3166
01/01/2013 to 12/31/2013	15.345209	16.684028	567.2623
01/01/2014 to 12/31/2014	16.684028	13.295055	644.5850
01/01/2015 to 12/31/2015	13.295055	8.775780	954.3766
01/01/2016 to 12/31/2016	8.775780	12.383154	809.3233
01/01/2017 to 12/31/2017	12.383154	12.066728	1,004.3376
01/01/2018 to 12/31/2018	12.066728	8.426792	1,084.5253
01/01/2019 to 12/31/2019	8.426792	9.293971	1,350.6797
01/01/2020 to 12/31/2020	9.293971	11.055302	1,451.0941
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.224047	28.153182	42,489.1941
01/01/2017 to 12/31/2017	28.153182	29.830992	40,142.5138
01/01/2018 to 12/31/2018	29.830992	28.102875	39,014.6639
01/01/2019 to 12/31/2019	28.102875	31.514717	36,044.1869
01/01/2020 to 12/31/2020	31.514717	32.981337	39,583.4869
55

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.442270	23.014253	61,178.1298
01/01/2012 to 12/31/2012	23.014253	25.515082	60,117.6603
01/01/2013 to 12/31/2013	25.515082	27.045951	56,695.9056
01/01/2014 to 12/31/2014	27.045951	27.832322	49,553.9064
01/01/2015 to 12/31/2015	27.832322	26.728019	45,310.6628
01/01/2016 to 04/29/2016	26.728019	27.499664	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	27.779927	28.753197	2,033.5858
01/01/2017 to 12/31/2017	28.753197	30.481672	2,125.4056
01/01/2018 to 12/31/2018	30.481672	28.748308	1,961.1660
01/01/2019 to 12/31/2019	28.748308	32.256285	1,588.9944
01/01/2020 to 12/31/2020	32.256285	33.808131	1,584.7095
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.277328	12.469565	1,190.3185
01/01/2012 to 12/31/2012	12.469565	13.641918	391.8466
01/01/2013 to 12/31/2013	13.641918	13.580801	8,730.7537
01/01/2014 to 12/31/2014	13.580801	13.924157	13,219.0417
01/01/2015 to 12/31/2015	13.924157	13.469712	12,950.5195
01/01/2016 to 04/29/2016	13.469712	13.783320	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.157228	16.697088	3,089.1574
01/01/2012 to 12/31/2012	16.697088	16.888930	3,082.4803
01/01/2013 to 12/31/2013	16.888930	16.429258	1,009.2039
01/01/2014 to 12/31/2014	16.429258	16.539392	2,656.8574
01/01/2015 to 12/31/2015	16.539392	16.286067	5,039.9019
01/01/2016 to 12/31/2016	16.286067	16.150821	8,346.4517
01/01/2017 to 12/31/2017	16.150821	16.121309	4,845.7921
01/01/2018 to 12/31/2018	16.121309	15.934584	12,836.7038
01/01/2019 to 12/31/2019	15.934584	16.546652	12,695.6822
01/01/2020 to 12/31/2020	16.546652	17.040351	13,943.6625
56

CONDENSED FINANCIAL INFORMATION (continued)
CLASS L
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.162767	10.471040	17,116.5278
01/01/2013 to 12/31/2013	10.471040	11.413428	41,379.3664
01/01/2014 to 12/31/2014	11.413428	12.015513	49,028.6894
01/01/2015 to 12/31/2015	12.015513	11.851726	76,210.8972
01/01/2016 to 12/31/2016	11.851726	12.040824	72,320.3910
01/01/2017 to 12/31/2017	12.040824	13.417141	46,540.8353
01/01/2018 to 12/31/2018	13.417141	12.239589	42,007.5107
01/01/2019 to 12/31/2019	12.239589	14.172787	38,079.1825
01/01/2020 to 12/31/2020	14.172787	14.744246	34,134.4587
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.744728	9.353622	437,306.8908
01/01/2012 to 12/31/2012	9.353622	10.412975	477,902.5123
01/01/2013 to 12/31/2013	10.412975	12.104427	475,336.9482
01/01/2014 to 12/31/2014	12.104427	12.588752	469,135.9733
01/01/2015 to 12/31/2015	12.588752	12.258529	454,069.6241
01/01/2016 to 12/31/2016	12.258529	12.960701	424,372.6154
01/01/2017 to 12/31/2017	12.960701	14.853820	427,228.8077
01/01/2018 to 12/31/2018	14.853820	13.937366	325,330.6415
01/01/2019 to 12/31/2019	13.937366	16.337156	314,189.2573
01/01/2020 to 12/31/2020	16.337156	18.515287	315,674.9763
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.268923	8.660050	378,977.8196
01/01/2012 to 12/31/2012	8.660050	9.864168	347,584.8317
01/01/2013 to 12/31/2013	9.864168	12.102636	364,790.5071
01/01/2014 to 12/31/2014	12.102636	12.627072	414,242.7302
01/01/2015 to 12/31/2015	12.627072	12.289620	428,395.6990
01/01/2016 to 12/31/2016	12.289620	13.132041	429,000.2959
01/01/2017 to 12/31/2017	13.132041	15.628416	389,285.5244
01/01/2018 to 12/31/2018	15.628416	14.440788	376,928.8587
01/01/2019 to 12/31/2019	14.440788	17.509298	363,377.7049
01/01/2020 to 12/31/2020	17.509298	20.076506	322,332.4889
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.069140	8.485078	65,500.7873
01/01/2012 to 12/31/2012	8.485078	9.769178	74,633.9478
01/01/2013 to 12/31/2013	9.769178	12.434205	71,520.7814
01/01/2014 to 12/31/2014	12.434205	13.192003	65,299.9509
01/01/2015 to 12/31/2015	13.192003	13.777055	60,166.8668
01/01/2016 to 12/31/2016	13.777055	14.740436	67,233.1413
01/01/2017 to 12/31/2017	14.740436	18.490270	54,142.5874
01/01/2018 to 12/31/2018	18.490270	18.040720	62,011.8879
01/01/2019 to 12/31/2019	18.040720	23.059857	51,357.2363
01/01/2020 to 12/31/2020	23.059857	34.290013	50,022.9049
57

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.986521	9.812816	166,117.1268
01/01/2012 to 12/31/2012	9.812816	10.665337	110,003.1333
01/01/2013 to 12/31/2013	10.665337	11.873574	110,154.2272
01/01/2014 to 12/31/2014	11.873574	12.353950	96,715.5569
01/01/2015 to 12/31/2015	12.353950	12.027410	88,897.6896
01/01/2016 to 12/31/2016	12.027410	12.622368	81,893.5607
01/01/2017 to 12/31/2017	12.622368	13.984255	68,568.4322
01/01/2018 to 12/31/2018	13.984255	13.244406	53,188.3375
01/01/2019 to 12/31/2019	13.244406	15.087185	44,637.9341
01/01/2020 to 12/31/2020	15.087185	16.717142	29,409.5798
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.090112	11.452993	25,106.9097
01/01/2013 to 12/31/2013	11.452993	10.850902	39,616.0648
01/01/2014 to 12/31/2014	10.850902	11.066755	19,961.5632
01/01/2015 to 12/31/2015	11.066755	9.813999	37,313.6032
01/01/2016 to 12/31/2016	9.813999	10.486957	38,048.3679
01/01/2017 to 12/31/2017	10.486957	11.293178	29,961.1356
01/01/2018 to 12/31/2018	11.293178	10.370834	28,231.8384
01/01/2019 to 12/31/2019	10.370834	12.196310	26,867.4013
01/01/2020 to 12/31/2020	12.196310	12.321892	26,742.1647
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.919068	10.202547	21,727.7972
01/01/2013 to 12/31/2013	10.202547	11.036967	77,194.4885
01/01/2014 to 12/31/2014	11.036967	11.464155	83,028.9678
01/01/2015 to 12/31/2015	11.464155	11.230529	92,805.7132
01/01/2016 to 12/31/2016	11.230529	11.501728	89,219.9802
01/01/2017 to 12/31/2017	11.501728	12.781457	83,717.3633
01/01/2018 to 12/31/2018	12.781457	11.632851	77,889.4118
01/01/2019 to 12/31/2019	11.632851	13.761240	66,599.6530
01/01/2020 to 12/31/2020	13.761240	14.076518	62,456.3752
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.189673	19.261135	15,793.4653
01/01/2012 to 12/31/2012	19.261135	22.011911	18,826.5153
01/01/2013 to 12/31/2013	22.011911	23.601650	17,234.2306
01/01/2014 to 12/31/2014	23.601650	23.908601	16,534.2254
01/01/2015 to 12/31/2015	23.908601	22.497924	14,628.5000
01/01/2016 to 12/31/2016	22.497924	25.147597	14,689.4578
01/01/2017 to 12/31/2017	25.147597	26.577072	13,455.9778
01/01/2018 to 12/31/2018	26.577072	25.312189	9,230.4864
01/01/2019 to 12/31/2019	25.312189	28.510482	9,001.2205
01/01/2020 to 12/31/2020	28.510482	30.057124	8,566.8397
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.217138	10.365536	484,120.7964
01/01/2012 to 12/31/2012	10.365536	11.866095	459,226.1773
01/01/2013 to 12/31/2013	11.866095	15.070772	429,898.4696
01/01/2014 to 12/31/2014	15.070772	15.531808	356,176.1508
01/01/2015 to 12/31/2015	15.531808	14.925950	268,495.3287
01/01/2016 to 12/31/2016	14.925950	15.951943	222,952.9793
01/01/2017 to 12/31/2017	15.951943	19.232857	205,921.2279
01/01/2018 to 12/31/2018	19.232857	16.961096	192,218.6574
01/01/2019 to 12/31/2019	16.961096	21.204762	170,156.2537
01/01/2020 to 12/31/2020	21.204762	24.726969	158,835.4910
58

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.945874	10.368971	40,425.6478
01/01/2013 to 12/31/2013	10.368971	11.629162	75,244.9416
01/01/2014 to 12/31/2014	11.629162	12.504948	99,901.5906
01/01/2015 to 12/31/2015	12.504948	11.762166	98,080.7373
01/01/2016 to 12/31/2016	11.762166	12.499952	96,380.1380
01/01/2017 to 12/31/2017	12.499952	14.506717	92,916.0980
01/01/2018 to 12/31/2018	14.506717	13.177703	85,633.3616
01/01/2019 to 12/31/2019	13.177703	15.968699	88,611.7640
01/01/2020 to 12/31/2020	15.968699	17.620347	83,399.9931
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.922341	15.105017	159,773.2024
01/01/2012 to 12/31/2012	15.105017	17.476104	146,138.4718
01/01/2013 to 12/31/2013	17.476104	22.699826	122,575.6666
01/01/2014 to 12/31/2014	22.699826	22.643308	113,955.8740
01/01/2015 to 12/31/2015	22.643308	21.004968	99,625.8237
01/01/2016 to 12/31/2016	21.004968	27.037901	88,469.1480
01/01/2017 to 12/31/2017	27.037901	29.619563	79,198.3254
01/01/2018 to 12/31/2018	29.619563	24.619728	71,346.3740
01/01/2019 to 12/31/2019	24.619728	31.092315	63,814.0845
01/01/2020 to 12/31/2020	31.092315	30.315699	65,767.0455
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.254278	9.770137	60,354.5036
01/01/2012 to 12/31/2012	9.770137	11.390879	54,478.1015
01/01/2013 to 12/31/2013	11.390879	10.614449	60,517.2865
01/01/2014 to 12/31/2014	10.614449	9.730617	60,718.5445
01/01/2015 to 12/31/2015	9.730617	8.224494	50,482.9279
01/01/2016 to 12/31/2016	8.224494	8.993406	56,847.6584
01/01/2017 to 12/31/2017	8.993406	11.318888	42,527.4816
01/01/2018 to 12/31/2018	11.318888	9.525009	53,614.9319
01/01/2019 to 12/31/2019	9.525009	11.279293	40,710.3315
01/01/2020 to 12/31/2020	11.279293	14.080397	37,286.8800
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.184744	10.189062	9,061.3927
01/01/2012 to 12/31/2012	10.189062	10.723728	17,976.6121
01/01/2013 to 12/31/2013	10.723728	10.920083	25,960.7252
01/01/2014 to 12/31/2014	10.920083	10.788031	25,960.5450
01/01/2015 to 12/31/2015	10.788031	10.491351	25,907.5258
01/01/2016 to 12/31/2016	10.491351	11.242413	25,119.2515
01/01/2017 to 12/31/2017	11.242413	11.431358	15,522.7106
01/01/2018 to 12/31/2018	11.431358	11.244215	22,204.2823
01/01/2019 to 12/31/2019	11.244215	11.802069	16,128.1585
01/01/2020 to 12/31/2020	11.802069	11.812204	15,280.2057
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987330	9.730713	0.0000
01/01/2012 to 12/31/2012	9.730713	9.961476	6,632.3875
01/01/2013 to 12/31/2013	9.961476	9.882501	30,575.8277
01/01/2014 to 12/31/2014	9.882501	9.794175	30,923.6187
01/01/2015 to 12/31/2015	9.794175	9.545245	59,754.6285
01/01/2016 to 12/31/2016	9.545245	9.654236	56,297.6968
01/01/2017 to 12/31/2017	9.654236	9.594391	77,875.5019
01/01/2018 to 12/31/2018	9.594391	9.449177	45,162.9177
01/01/2019 to 12/31/2019	9.449177	9.696309	42,714.1080
01/01/2020 to 12/31/2020	9.696309	9.710457	41,725.0149
59

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.089395	11.817213	0.0000
01/01/2012 to 12/31/2012	11.817213	13.243492	0.0000
01/01/2013 to 12/31/2013	13.243492	13.122481	0.0000
01/01/2014 to 12/31/2014	13.122481	13.015836	0.0000
01/01/2015 to 12/31/2015	13.015836	12.233462	0.0000
01/01/2016 to 12/31/2016	12.233462	12.102151	0.0000
01/01/2017 to 12/31/2017	12.102151	11.885674	0.0000
01/01/2018 to 12/31/2018	11.885674	11.771823	0.0000
01/01/2019 to 12/31/2019	11.771823	11.679289	0.0000
01/01/2020 to 12/31/2020	11.679289	10.776565	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.747804	12.729608	73,241.4745
01/01/2012 to 12/31/2012	12.729608	15.726790	68,000.1568
01/01/2013 to 12/31/2013	15.726790	15.969912	68,153.3387
01/01/2014 to 12/31/2014	15.969912	17.739431	63,613.8152
01/01/2015 to 12/31/2015	17.739431	17.153009	34,885.9477
01/01/2016 to 12/31/2016	17.153009	16.968843	36,282.2766
01/01/2017 to 12/31/2017	16.968843	18.430314	27,961.6313
01/01/2018 to 12/31/2018	18.430314	16.509873	25,389.7406
01/01/2019 to 12/31/2019	16.509873	20.208170	22,221.3990
01/01/2020 to 12/31/2020	20.208170	18.822522	20,708.2925
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.962797	15.946001	168,338.9767
01/01/2012 to 12/31/2012	15.946001	20.210702	162,084.9629
01/01/2013 to 12/31/2013	20.210702	25.863792	145,047.4645
01/01/2014 to 12/31/2014	25.863792	23.895680	140,494.7761
01/01/2015 to 12/31/2015	23.895680	22.374448	129,317.5510
01/01/2016 to 12/31/2016	22.374448	23.736760	120,907.5141
01/01/2017 to 12/31/2017	23.736760	30.363402	101,052.3577
01/01/2018 to 12/31/2018	30.363402	22.635977	89,921.1346
01/01/2019 to 12/31/2019	22.635977	27.641768	84,024.9409
01/01/2020 to 12/31/2020	27.641768	28.493924	80,579.2561
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010622	1.044035	206,558.6070
01/01/2013 to 12/31/2013	1.044035	1.042928	374,956.0458
01/01/2014 to 12/31/2014	1.042928	1.079867	457,622.2100
01/01/2015 to 12/31/2015	1.079867	1.014480	545,171.6259
01/01/2016 to 12/31/2016	1.014480	1.111459	497,984.7885
01/01/2017 to 12/31/2017	1.111459	1.199066	467,980.5320
01/01/2018 to 12/31/2018	1.199066	1.100120	426,333.6423
01/01/2019 to 12/31/2019	1.100120	1.243727	333,484.8500
01/01/2020 to 12/31/2020	1.243727	1.343277	309,756.7712
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.980379	9.642864	7,986.0999
01/01/2012 to 12/31/2012	9.642864	11.198746	10,731.8045
01/01/2013 to 12/31/2013	11.198746	14.869131	13,841.2520
01/01/2014 to 12/31/2014	14.869131	15.939898	22,755.3649
01/01/2015 to 12/31/2015	15.939898	14.698649	21,633.8973
01/01/2016 to 12/31/2016	14.698649	16.908284	20,037.8787
01/01/2017 to 12/31/2017	16.908284	19.571033	31,952.6638
01/01/2018 to 12/31/2018	19.571033	16.858260	30,974.5129
01/01/2019 to 12/31/2019	16.858260	20.658604	29,073.9024
01/01/2020 to 12/31/2020	20.658604	20.156023	27,666.0784
60

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.116340	14.664720	89,194.1004
01/01/2012 to 12/31/2012	14.664720	17.001734	81,457.7210
01/01/2013 to 12/31/2013	17.001734	23.372353	77,553.6832
01/01/2014 to 12/31/2014	23.372353	24.734239	70,938.0432
01/01/2015 to 12/31/2015	24.734239	23.841823	63,220.4494
01/01/2016 to 12/31/2016	23.841823	26.055023	64,328.5232
01/01/2017 to 12/31/2017	26.055023	32.026594	56,694.4375
01/01/2018 to 12/31/2018	32.026594	28.563136	45,643.7012
01/01/2019 to 12/31/2019	28.563136	34.848910	40,983.1916
01/01/2020 to 12/31/2020	34.848910	53.573447	35,075.3887
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.927466	10.356211	18,432.4654
01/01/2014 to 12/31/2014	10.356211	10.673385	26,060.2939
01/01/2015 to 12/31/2015	10.673385	10.517820	22,039.4041
01/01/2016 to 12/31/2016	10.517820	10.544724	30,188.9719
01/01/2017 to 12/31/2017	10.544724	10.684125	120,393.6588
01/01/2018 to 12/31/2018	10.684125	10.478940	58,746.3294
01/01/2019 to 12/31/2019	10.478940	11.120785	31,203.4297
01/01/2020 to 12/31/2020	11.120785	11.766185	34,647.1092
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.203969	10.586761	23,126.4336
01/01/2012 to 12/31/2012	10.586761	10.891608	26,382.9353
01/01/2013 to 04/26/2013	10.891608	10.862933	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012676	1.046073	84,565.2305
01/01/2013 to 12/31/2013	1.046073	1.138585	308,729.1521
01/01/2014 to 12/31/2014	1.138585	1.194489	407,585.4220
01/01/2015 to 12/31/2015	1.194489	1.181897	516,376.6447
01/01/2016 to 12/31/2016	1.181897	1.192722	480,587.0989
01/01/2017 to 12/31/2017	1.192722	1.364604	450,780.0135
01/01/2018 to 12/31/2018	1.364604	1.241924	442,817.7345
01/01/2019 to 12/31/2019	1.241924	1.423932	326,762.1467
01/01/2020 to 12/31/2020	1.423932	1.567087	305,972.2764
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996775	1.036466	0.0000
01/01/2015 to 12/31/2015	1.036466	1.006451	0.0000
01/01/2016 to 12/31/2016	1.006451	1.006706	0.0000
01/01/2017 to 12/31/2017	1.006706	1.140239	0.0000
01/01/2018 to 04/30/2018	1.140239	1.109974	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.711856	12.282006	37,793.2478
01/01/2012 to 12/31/2012	12.282006	14.082838	37,263.3349
01/01/2013 to 12/31/2013	14.082838	16.176496	34,591.3883
01/01/2014 to 12/31/2014	16.176496	16.414140	27,795.0291
01/01/2015 to 12/31/2015	16.414140	16.294774	14,815.0890
01/01/2016 to 12/31/2016	16.294774	16.743511	15,675.4867
01/01/2017 to 12/31/2017	16.743511	20.192923	13,018.0459
01/01/2018 to 12/31/2018	20.192923	18.733948	9,240.7786
01/01/2019 to 12/31/2019	18.733948	23.429202	8,385.8851
01/01/2020 to 12/31/2020	23.429202	26.373297	7,885.4511
61

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.163541	7.253635	161,956.9545
01/01/2012 to 12/31/2012	7.253635	8.429276	152,984.9348
01/01/2013 to 12/31/2013	8.429276	12.036283	162,276.5985
01/01/2014 to 12/31/2014	12.036283	14.033965	159,755.8119
01/01/2015 to 12/31/2015	14.033965	13.207370	151,266.6327
01/01/2016 to 12/31/2016	13.207370	13.299503	141,749.6509
01/01/2017 to 12/31/2017	13.299503	15.444494	131,404.1697
01/01/2018 to 12/31/2018	15.444494	14.075601	127,272.0467
01/01/2019 to 12/31/2019	14.075601	17.057229	121,908.1806
01/01/2020 to 12/31/2020	17.057229	22.118144	113,036.7411
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	132.713558	120.335247	15.7544
01/01/2012 to 12/31/2012	120.335247	144.568601	97.4233
01/01/2013 to 12/31/2013	144.568601	182.589254	468.2933
01/01/2014 to 04/25/2014	182.589254	189.802385	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.489699	6.888201	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.768432	11.218181	1,256.7004
01/01/2014 to 12/31/2014	11.218181	12.020401	14,553.2559
01/01/2015 to 12/31/2015	12.020401	11.645409	19,812.8278
01/01/2016 to 12/31/2016	11.645409	11.918633	17,827.6899
01/01/2017 to 12/31/2017	11.918633	13.506023	15,978.3436
01/01/2018 to 12/31/2018	13.506023	12.292157	15,269.7596
01/01/2019 to 12/31/2019	12.292157	14.672013	14,335.0491
01/01/2020 to 12/31/2020	14.672013	15.331500	13,476.9706
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.754786	12.044296	120,940.6774
01/01/2012 to 12/31/2012	12.044296	13.783845	114,381.3693
01/01/2013 to 12/31/2013	13.783845	16.120882	113,247.9496
01/01/2014 to 12/31/2014	16.120882	14.710824	105,849.3537
01/01/2015 to 12/31/2015	14.710824	14.170798	96,001.1232
01/01/2016 to 12/31/2016	14.170798	13.775488	90,436.1864
01/01/2017 to 12/31/2017	13.775488	17.314068	73,911.6685
01/01/2018 to 12/31/2018	17.314068	14.601537	72,566.7400
01/01/2019 to 12/31/2019	14.601537	18.374102	60,393.5553
01/01/2020 to 12/31/2020	18.374102	20.363751	54,411.4052
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999733	1.031663	0.0000
01/01/2015 to 12/31/2015	1.031663	0.956324	0.0000
01/01/2016 to 12/31/2016	0.956324	1.042179	0.0000
01/01/2017 to 12/31/2017	1.042179	1.150874	0.0000
01/01/2018 to 12/31/2018	1.150874	1.042848	0.0000
01/01/2019 to 12/31/2019	1.042848	1.247649	0.0000
01/01/2020 to 12/31/2020	1.247649	1.368455	0.0000
62

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.206793	14.395490	249,325.1142
01/01/2012 to 12/31/2012	14.395490	15.405124	229,392.2275
01/01/2013 to 12/31/2013	15.405124	13.706335	211,527.7826
01/01/2014 to 12/31/2014	13.706335	13.830534	204,333.9136
01/01/2015 to 12/31/2015	13.830534	13.141594	138,432.3030
01/01/2016 to 12/31/2016	13.141594	13.530141	129,118.4740
01/01/2017 to 12/31/2017	13.530141	13.729721	115,389.5660
01/01/2018 to 12/31/2018	13.729721	13.138794	101,999.0627
01/01/2019 to 12/31/2019	13.138794	13.950737	90,352.9587
01/01/2020 to 12/31/2020	13.950737	15.259710	78,732.2470
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.531222	15.714895	262,311.0609
01/01/2012 to 12/31/2012	15.714895	16.838529	260,252.9565
01/01/2013 to 12/31/2013	16.838529	16.197052	220,970.2720
01/01/2014 to 12/31/2014	16.197052	16.550123	208,514.0039
01/01/2015 to 12/31/2015	16.550123	16.231332	185,702.4918
01/01/2016 to 12/31/2016	16.231332	16.333311	155,854.6377
01/01/2017 to 12/31/2017	16.333311	16.739704	143,195.6133
01/01/2018 to 12/31/2018	16.739704	16.376958	132,308.8365
01/01/2019 to 12/31/2019	16.376958	17.419746	114,154.8539
01/01/2020 to 12/31/2020	17.419746	18.536795	104,367.8843
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214562	10.711818	1,369.9938
01/01/2014 to 12/31/2014	10.711818	11.412702	10,701.3074
01/01/2015 to 12/31/2015	11.412702	11.052241	9,964.9022
01/01/2016 to 12/31/2016	11.052241	11.333706	9,236.5258
01/01/2017 to 12/31/2017	11.333706	12.946364	8,587.0793
01/01/2018 to 04/30/2018	12.946364	12.359927	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010654	1.064118	144,406.2734
01/01/2013 to 12/31/2013	1.064118	1.149085	407,115.4876
01/01/2014 to 12/31/2014	1.149085	1.214108	398,968.4880
01/01/2015 to 12/31/2015	1.214108	1.180194	447,022.8319
01/01/2016 to 12/31/2016	1.180194	1.222834	438,778.5078
01/01/2017 to 12/31/2017	1.222834	1.370736	412,829.2090
01/01/2018 to 12/31/2018	1.370736	1.217449	448,999.6172
01/01/2019 to 12/31/2019	1.217449	1.450547	336,793.1754
01/01/2020 to 12/31/2020	1.450547	1.452440	322,690.1339
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.349916	11.249304	170,937.6771
01/01/2012 to 12/31/2012	11.249304	12.447953	161,459.6898
01/01/2013 to 12/31/2013	12.447953	13.786215	102,818.7129
01/01/2014 to 12/31/2014	13.786215	14.305752	121,583.8849
01/01/2015 to 12/31/2015	14.305752	13.754045	115,297.4506
01/01/2016 to 12/31/2016	13.754045	14.268643	107,326.0102
01/01/2017 to 12/31/2017	14.268643	16.213280	101,083.9366
01/01/2018 to 12/31/2018	16.213280	14.861887	93,324.5247
01/01/2019 to 12/31/2019	14.861887	17.432942	74,506.2367
01/01/2020 to 12/31/2020	17.432942	18.775449	60,286.5637
63

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.940057	10.500781	50,745.5398
01/01/2012 to 12/31/2012	10.500781	11.844879	65,549.8613
01/01/2013 to 12/31/2013	11.844879	13.715502	68,822.0271
01/01/2014 to 12/31/2014	13.715502	14.174143	79,999.6657
01/01/2015 to 12/31/2015	14.174143	13.579155	75,201.4188
01/01/2016 to 12/31/2016	13.579155	14.233089	77,763.3809
01/01/2017 to 12/31/2017	14.233089	16.700077	72,266.5583
01/01/2018 to 12/31/2018	16.700077	14.943358	70,594.4683
01/01/2019 to 12/31/2019	14.943358	17.943849	58,058.4219
01/01/2020 to 12/31/2020	17.943849	19.487877	56,155.2662
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.479634	43.755758	83,155.2969
01/01/2012 to 12/31/2012	43.755758	50.620493	81,000.1763
01/01/2013 to 12/31/2013	50.620493	66.410645	73,584.5610
01/01/2014 to 12/31/2014	66.410645	73.777620	65,870.2330
01/01/2015 to 12/31/2015	73.777620	69.758250	58,943.2329
01/01/2016 to 12/31/2016	69.758250	79.318647	52,520.5484
01/01/2017 to 12/31/2017	79.318647	90.975776	46,690.5353
01/01/2018 to 12/31/2018	90.975776	81.038640	43,457.9631
01/01/2019 to 12/31/2019	81.038640	100.547573	37,718.4158
01/01/2020 to 12/31/2020	100.547573	101.429882	32,647.7580
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.936782	9.584698	186,238.2713
01/01/2012 to 12/31/2012	9.584698	10.684677	186,593.6013
01/01/2013 to 12/31/2013	10.684677	14.311326	174,353.3968
01/01/2014 to 12/31/2014	14.311326	15.827880	163,511.3704
01/01/2015 to 12/31/2015	15.827880	16.558109	132,973.2823
01/01/2016 to 12/31/2016	16.558109	17.247689	127,881.6340
01/01/2017 to 12/31/2017	17.247689	21.101109	112,873.9894
01/01/2018 to 12/31/2018	21.101109	20.237905	92,962.3546
01/01/2019 to 12/31/2019	20.237905	26.013253	83,941.4375
01/01/2020 to 12/31/2020	26.013253	31.610761	78,624.0170
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.811291	22.488737	1,178.7869
01/01/2012 to 12/31/2012	22.488737	25.293348	1,012.1481
01/01/2013 to 12/31/2013	25.293348	32.322276	4,202.6311
01/01/2014 to 12/31/2014	32.322276	34.754831	2,254.4736
01/01/2015 to 12/31/2015	34.754831	31.022387	2,187.9633
01/01/2016 to 12/31/2016	31.022387	35.140202	2,183.8168
01/01/2017 to 12/31/2017	35.140202	37.728935	2,153.4693
01/01/2018 to 12/31/2018	37.728935	33.242145	2,389.6648
01/01/2019 to 12/31/2019	33.242145	42.049477	2,262.9167
01/01/2020 to 12/31/2020	42.049477	44.385299	1,837.8876
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.963407	13.751431	71,067.2109
01/01/2012 to 12/31/2012	13.751431	15.927672	72,350.6927
01/01/2013 to 12/31/2013	15.927672	20.720268	62,667.7019
01/01/2014 to 12/31/2014	20.720268	23.008283	56,174.4190
01/01/2015 to 12/31/2015	23.008283	20.506331	51,895.7758
01/01/2016 to 12/31/2016	20.506331	22.761565	55,274.9272
01/01/2017 to 12/31/2017	22.761565	24.731950	48,869.4908
01/01/2018 to 12/31/2018	24.731950	21.028302	47,765.7972
01/01/2019 to 12/31/2019	21.028302	27.949806	42,316.1815
01/01/2020 to 12/31/2020	27.949806	28.152666	39,904.2398
64

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.713021	10.838586	0.0000
01/01/2013 to 12/31/2013	10.838586	10.148878	0.0000
01/01/2014 to 12/31/2014	10.148878	10.705006	14,225.2750
01/01/2015 to 12/31/2015	10.705006	10.543429	12,579.6631
01/01/2016 to 12/31/2016	10.543429	10.476034	15,723.7948
01/01/2017 to 12/31/2017	10.476034	10.541398	14,747.8670
01/01/2018 to 12/31/2018	10.541398	10.330014	8,828.2729
01/01/2019 to 12/31/2019	10.330014	10.889680	31,044.6052
01/01/2020 to 12/31/2020	10.889680	11.498661	27,089.0306
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.906673	9.738019	12,116.4774
01/01/2014 to 12/31/2014	9.738019	9.230659	13,107.9329
01/01/2015 to 12/31/2015	9.230659	8.855935	12,402.1918
01/01/2016 to 12/31/2016	8.855935	9.123581	12,478.5259
01/01/2017 to 12/31/2017	9.123581	12.069862	8,105.7505
01/01/2018 to 12/31/2018	12.069862	9.800702	7,930.2306
01/01/2019 to 12/31/2019	9.800702	12.726202	8,069.2900
01/01/2020 to 12/31/2020	12.726202	15.757050	7,920.2438
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.840352	7.431387	18,382.8603
01/01/2012 to 12/31/2012	7.431387	8.558211	16,763.3039
01/01/2013 to 04/26/2013	8.558211	8.860558	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.030636	9.837451	574,314.8964
01/01/2012 to 12/31/2012	9.837451	9.646441	694,345.4688
01/01/2013 to 12/31/2013	9.646441	9.460150	505,000.6436
01/01/2014 to 12/31/2014	9.460150	9.277457	467,655.8013
01/01/2015 to 12/31/2015	9.277457	9.098292	633,902.1357
01/01/2016 to 12/31/2016	9.098292	8.932593	560,962.8344
01/01/2017 to 12/31/2017	8.932593	8.816155	562,421.5703
01/01/2018 to 12/31/2018	8.816155	8.778884	535,655.4739
01/01/2019 to 12/31/2019	8.778884	8.771048	610,617.3112
01/01/2020 to 12/31/2020	8.771048	8.617733	460,457.9480
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.335259	13.548918	5,776.4892
01/01/2015 to 12/31/2015	13.548918	13.209458	26,026.2229
01/01/2016 to 12/31/2016	13.209458	13.541222	52,457.9329
01/01/2017 to 12/31/2017	13.541222	14.201094	30,044.3680
01/01/2018 to 12/31/2018	14.201094	13.561749	24,016.2571
01/01/2019 to 12/31/2019	13.561749	14.860790	35,125.4661
01/01/2020 to 12/31/2020	14.860790	15.959981	36,503.8864
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.684387	11.662678	1,661,011.0862
01/01/2012 to 12/31/2012	11.662678	12.684198	1,459,959.1909
01/01/2013 to 12/31/2013	12.684198	13.568692	1,306,529.8961
01/01/2014 to 04/25/2014	13.568692	13.656637	0.0000
65

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.746928	11.507100	2,893,133.7411
01/01/2012 to 12/31/2012	11.507100	12.682311	2,791,563.0786
01/01/2013 to 12/31/2013	12.682311	14.206742	2,410,086.6630
01/01/2014 to 04/25/2014	14.206742	14.244938	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.654448	13.984391	3,196,261.4986
01/01/2015 to 12/31/2015	13.984391	13.567117	2,882,978.4336
01/01/2016 to 12/31/2016	13.567117	14.115122	2,605,771.0474
01/01/2017 to 12/31/2017	14.115122	15.316552	2,364,003.3884
01/01/2018 to 12/31/2018	15.316552	14.358139	2,146,438.2311
01/01/2019 to 12/31/2019	14.358139	16.276934	1,930,863.2488
01/01/2020 to 12/31/2020	16.276934	17.723666	1,726,561.0255
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.532610	11.117766	5,883,797.7634
01/01/2012 to 12/31/2012	11.117766	12.420769	5,365,705.5944
01/01/2013 to 12/31/2013	12.420769	14.546353	4,974,130.5938
01/01/2014 to 04/25/2014	14.546353	14.541568	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.539238	15.003394	4,551,217.3513
01/01/2015 to 12/31/2015	15.003394	14.527095	4,209,604.2448
01/01/2016 to 12/31/2016	14.527095	15.258832	3,881,983.3904
01/01/2017 to 12/31/2017	15.258832	17.169567	3,589,348.6004
01/01/2018 to 12/31/2018	17.169567	15.804985	3,273,055.8639
01/01/2019 to 12/31/2019	15.804985	18.510395	2,936,454.8191
01/01/2020 to 12/31/2020	18.510395	20.666139	2,714,720.8939
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.421522	10.767511	5,712,455.0485
01/01/2012 to 12/31/2012	10.767511	12.218361	5,283,380.3406
01/01/2013 to 12/31/2013	12.218361	15.087673	5,162,236.3167
01/01/2014 to 04/25/2014	15.087673	15.000680	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.533474	9.185137	127,195.0984
01/01/2012 to 12/31/2012	9.185137	10.459139	120,555.8015
01/01/2013 to 04/26/2013	10.459139	11.240161	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.987667	15.555374	4,848,188.4151
01/01/2015 to 12/31/2015	15.555374	14.996203	4,528,119.3070
01/01/2016 to 12/31/2016	14.996203	15.903853	4,248,657.6936
01/01/2017 to 12/31/2017	15.903853	18.586373	3,979,944.3171
01/01/2018 to 12/31/2018	18.586373	16.746933	3,714,128.5953
01/01/2019 to 12/31/2019	16.746933	20.320541	3,340,543.5187
01/01/2020 to 12/31/2020	20.320541	23.234043	3,026,982.8635
66

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.152006	13.735717	187,896.4023
01/01/2012 to 12/31/2012	13.735717	15.029032	182,107.9163
01/01/2013 to 12/31/2013	15.029032	20.119975	147,722.4912
01/01/2014 to 12/31/2014	20.119975	20.061686	134,688.3409
01/01/2015 to 12/31/2015	20.061686	17.772703	105,387.6574
01/01/2016 to 12/31/2016	17.772703	21.377678	97,440.2006
01/01/2017 to 12/31/2017	21.377678	23.595049	86,325.0687
01/01/2018 to 12/31/2018	23.595049	20.032372	74,161.7246
01/01/2019 to 12/31/2019	20.032372	24.250253	65,271.1357
01/01/2020 to 12/31/2020	24.250253	25.202912	57,179.3018
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.039399	13.994917	1,579.5925
01/01/2012 to 12/31/2012	13.994917	16.180386	1,599.8297
01/01/2013 to 12/31/2013	16.180386	20.247946	1,638.7091
01/01/2014 to 12/31/2014	20.247946	18.527540	1,609.1617
01/01/2015 to 12/31/2015	18.527540	19.215428	1,465.2958
01/01/2016 to 12/31/2016	19.215428	19.942328	7,199.0506
01/01/2017 to 12/31/2017	19.942328	25.513334	3,800.5873
01/01/2018 to 12/31/2018	25.513334	19.873445	4,167.9016
01/01/2019 to 12/31/2019	19.873445	23.979089	3,295.5690
01/01/2020 to 12/31/2020	23.979089	25.581960	3,212.8825
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.310097	21.611432	1,505.5016
01/01/2017 to 12/31/2017	21.611432	25.182019	2,891.9271
01/01/2018 to 12/31/2018	25.182019	24.605839	4,427.7444
01/01/2019 to 12/31/2019	24.605839	31.525422	4,087.6566
01/01/2020 to 12/31/2020	31.525422	34.306907	4,411.4533
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.109420	15.962150	2,281.1137
01/01/2012 to 12/31/2012	15.962150	17.276625	678.7053
01/01/2013 to 12/31/2013	17.276625	22.485788	678.7053
01/01/2014 to 12/31/2014	22.485788	24.462156	678.7053
01/01/2015 to 12/31/2015	24.462156	23.929621	678.7053
01/01/2016 to 04/29/2016	23.929621	24.035545	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.196133	11.461201	404,214.7372
01/01/2012 to 12/31/2012	11.461201	12.666252	385,526.4756
01/01/2013 to 12/31/2013	12.666252	16.586560	343,059.0390
01/01/2014 to 12/31/2014	16.586560	17.965521	314,148.1615
01/01/2015 to 12/31/2015	17.965521	18.017925	282,430.6393
01/01/2016 to 12/31/2016	18.017925	18.933800	253,320.0083
01/01/2017 to 12/31/2017	18.933800	22.082510	231,440.3502
01/01/2018 to 12/31/2018	22.082510	21.599717	201,174.9514
01/01/2019 to 12/31/2019	21.599717	27.700849	182,501.1755
01/01/2020 to 12/31/2020	27.700849	30.174332	171,035.2150
67

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.295539	16.978719	26,803.1621
01/01/2014 to 12/31/2014	16.978719	18.461769	25,554.7288
01/01/2015 to 12/31/2015	18.461769	18.576735	21,294.1766
01/01/2016 to 12/31/2016	18.576735	19.157627	20,198.4204
01/01/2017 to 12/31/2017	19.157627	23.473812	15,812.2223
01/01/2018 to 12/31/2018	23.473812	21.659587	13,372.6344
01/01/2019 to 12/31/2019	21.659587	28.216686	11,272.8742
01/01/2020 to 12/31/2020	28.216686	36.354889	9,681.6956
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.976597	12.683903	33,746.7650
01/01/2012 to 12/31/2012	12.683903	13.186379	29,374.7580
01/01/2013 to 04/26/2013	13.186379	14.203849	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.740621	11.539887	149,669.4746
01/01/2012 to 12/31/2012	11.539887	13.076365	287,911.8317
01/01/2013 to 12/31/2013	13.076365	17.534432	270,945.1429
01/01/2014 to 12/31/2014	17.534432	18.699312	245,324.1461
01/01/2015 to 12/31/2015	18.699312	20.270982	191,208.6771
01/01/2016 to 12/31/2016	20.270982	19.853726	174,790.4494
01/01/2017 to 12/31/2017	19.853726	26.673813	141,919.9878
01/01/2018 to 12/31/2018	26.673813	26.185577	118,970.8887
01/01/2019 to 12/31/2019	26.185577	34.024691	105,689.3416
01/01/2020 to 12/31/2020	34.024691	52.177275	83,664.1754
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.785384	7.342156	15,059.0396
01/01/2012 to 12/31/2012	7.342156	8.112065	13,069.9040
01/01/2013 to 04/26/2013	8.112065	8.702527	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.972627	7.711030	243,182.5474
01/01/2012 to 04/27/2012	7.711030	8.659366	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.542133	15.281843	25,068.2301
01/01/2012 to 12/31/2012	15.281843	15.522125	24,765.6197
01/01/2013 to 12/31/2013	15.522125	14.831089	27,398.2630
01/01/2014 to 12/31/2014	14.831089	15.338804	36,235.0606
01/01/2015 to 12/31/2015	15.338804	15.034112	33,944.9606
01/01/2016 to 12/31/2016	15.034112	15.051416	35,503.6779
01/01/2017 to 12/31/2017	15.051416	15.195178	34,567.1148
01/01/2018 to 12/31/2018	15.195178	14.826969	33,514.8857
01/01/2019 to 12/31/2019	14.826969	15.753776	28,101.4388
01/01/2020 to 12/31/2020	15.753776	16.513013	27,369.4430
68

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.187965	15.520424	1,289.0863
01/01/2012 to 12/31/2012	15.520424	17.847034	492.6621
01/01/2013 to 12/31/2013	17.847034	23.235109	2,838.1786
01/01/2014 to 12/31/2014	23.235109	24.885561	4,115.2211
01/01/2015 to 12/31/2015	24.885561	23.751528	4,031.8064
01/01/2016 to 12/31/2016	23.751528	27.970784	4,925.4694
01/01/2017 to 12/31/2017	27.970784	31.712440	3,475.7561
01/01/2018 to 12/31/2018	31.712440	27.500297	3,723.3787
01/01/2019 to 12/31/2019	27.500297	33.857098	3,109.0760
01/01/2020 to 12/31/2020	33.857098	37.540351	6,958.4900
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.820151	10.125498	0.0000
01/01/2012 to 12/31/2012	10.125498	11.710239	389.3101
01/01/2013 to 12/31/2013	11.710239	13.946021	5,829.8226
01/01/2014 to 12/31/2014	13.946021	12.810855	5,686.9721
01/01/2015 to 12/31/2015	12.810855	12.398742	12,272.6584
01/01/2016 to 12/31/2016	12.398742	12.277091	12,191.5150
01/01/2017 to 12/31/2017	12.277091	14.996013	7,099.7199
01/01/2018 to 12/31/2018	14.996013	12.627942	6,646.7658
01/01/2019 to 12/31/2019	12.627942	15.056277	4,940.2755
01/01/2020 to 12/31/2020	15.056277	15.874635	4,869.6430
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.434193	15.419887	6,940.7103
01/01/2012 to 12/31/2012	15.419887	17.531671	8,277.9722
01/01/2013 to 12/31/2013	17.531671	23.747538	6,022.5285
01/01/2014 to 12/31/2014	23.747538	24.390502	7,873.8570
01/01/2015 to 12/31/2015	24.390502	22.834348	7,789.9137
01/01/2016 to 12/31/2016	22.834348	27.079395	13,653.4499
01/01/2017 to 12/31/2017	27.079395	30.355426	14,832.9318
01/01/2018 to 12/31/2018	30.355426	26.430217	10,722.2321
01/01/2019 to 12/31/2019	26.430217	32.452301	9,886.4049
01/01/2020 to 12/31/2020	32.452301	37.952965	10,486.0336
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.339221	11.302549	24,080.7328
01/01/2012 to 12/31/2012	11.302549	12.793188	29,524.8287
01/01/2013 to 12/31/2013	12.793188	16.523216	25,095.6091
01/01/2014 to 12/31/2014	16.523216	18.326695	29,580.8146
01/01/2015 to 12/31/2015	18.326695	18.136929	36,128.7261
01/01/2016 to 12/31/2016	18.136929	19.811307	40,469.9300
01/01/2017 to 12/31/2017	19.811307	23.555217	35,350.8973
01/01/2018 to 12/31/2018	23.555217	21.981888	29,746.8175
01/01/2019 to 12/31/2019	21.981888	28.197302	28,593.3483
01/01/2020 to 12/31/2020	28.197302	32.580518	41,485.5191
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.421282	20.280447	20,623.2904
01/01/2014 to 12/31/2014	20.280447	21.989471	20,694.3324
01/01/2015 to 12/31/2015	21.989471	21.486214	22,803.4002
01/01/2016 to 12/31/2016	21.486214	24.041440	29,734.4804
01/01/2017 to 12/31/2017	24.041440	27.724163	27,973.3438
01/01/2018 to 12/31/2018	27.724163	24.401509	28,141.5311
01/01/2019 to 12/31/2019	24.401509	31.072490	26,974.6516
01/01/2020 to 12/31/2020	31.072490	31.585101	18,054.9237
69

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.767870	8.551865	30,803.8214
01/01/2012 to 12/31/2012	8.551865	9.552891	39,125.1008
01/01/2013 to 04/26/2013	9.552891	10.446064	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.704970	23.271979	48,417.3163
01/01/2014 to 12/31/2014	23.271979	22.753952	45,583.4675
01/01/2015 to 12/31/2015	22.753952	22.399330	42,732.3819
01/01/2016 to 12/31/2016	22.399330	26.007469	39,744.1604
01/01/2017 to 12/31/2017	26.007469	29.457175	35,334.4869
01/01/2018 to 12/31/2018	29.457175	26.867245	30,620.1375
01/01/2019 to 12/31/2019	26.867245	34.096592	25,678.2889
01/01/2020 to 12/31/2020	34.096592	41.715258	24,240.2882
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.817473	13.765157	61,224.9184
01/01/2012 to 12/31/2012	13.765157	14.211408	58,423.5467
01/01/2013 to 04/26/2013	14.211408	15.382164	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.688949	8.414769	94,329.8844
01/01/2014 to 12/31/2014	8.414769	8.980610	89,665.5572
01/01/2015 to 12/31/2015	8.980610	9.733056	98,797.5967
01/01/2016 to 12/31/2016	9.733056	9.691312	102,725.1029
01/01/2017 to 12/31/2017	9.691312	12.686600	96,340.3033
01/01/2018 to 12/31/2018	12.686600	12.296647	59,394.6485
01/01/2019 to 12/31/2019	12.296647	15.748116	56,074.4351
01/01/2020 to 12/31/2020	15.748116	21.102005	55,280.8699
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.561892	5.798617	90,938.9506
01/01/2012 to 12/31/2012	5.798617	6.375121	89,564.3301
01/01/2013 to 04/26/2013	6.375121	6.654953	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.590756	15.192146	154.2302
01/01/2012 to 12/31/2012	15.192146	15.281305	152.5420
01/01/2013 to 12/31/2013	15.281305	16.597945	0.0000
01/01/2014 to 12/31/2014	16.597945	13.213211	0.0000
01/01/2015 to 12/31/2015	13.213211	8.713017	0.0000
01/01/2016 to 12/31/2016	8.713017	12.282311	0.0000
01/01/2017 to 12/31/2017	12.282311	11.956537	0.0000
01/01/2018 to 12/31/2018	11.956537	8.341436	0.0000
01/01/2019 to 12/31/2019	8.341436	9.190641	0.0000
01/01/2020 to 12/31/2020	9.190641	10.921436	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	26.644760	27.535872	78,195.8934
01/01/2017 to 12/31/2017	27.535872	29.147826	69,710.6732
01/01/2018 to 12/31/2018	29.147826	27.431690	66,820.5984
01/01/2019 to 12/31/2019	27.431690	30.731319	60,074.4188
01/01/2020 to 12/31/2020	30.731319	32.129258	54,740.5114
70

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.226037	22.769795	125,692.7997
01/01/2012 to 12/31/2012	22.769795	25.218708	116,723.6564
01/01/2013 to 12/31/2013	25.218708	26.705088	108,017.3018
01/01/2014 to 12/31/2014	26.705088	27.454089	103,077.6992
01/01/2015 to 12/31/2015	27.454089	26.338441	81,776.2821
01/01/2016 to 04/29/2016	26.338441	27.089935	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	27.188815	28.122733	4,247.4106
01/01/2017 to 12/31/2017	28.122733	29.783609	4,203.5594
01/01/2018 to 12/31/2018	29.783609	28.061712	3,779.2934
01/01/2019 to 12/31/2019	28.061712	31.454458	3,740.8328
01/01/2020 to 12/31/2020	31.454458	32.934697	928.8978
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.246981	12.426349	13,927.8737
01/01/2012 to 12/31/2012	12.426349	13.580985	13,230.3912
01/01/2013 to 12/31/2013	13.580985	13.506630	9,435.0452
01/01/2014 to 12/31/2014	13.506630	13.834275	11,407.7555
01/01/2015 to 12/31/2015	13.834275	13.369388	9,290.2961
01/01/2016 to 04/29/2016	13.369388	13.676166	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.897958	16.412787	18,237.3934
01/01/2012 to 12/31/2012	16.412787	16.584684	20,180.6339
01/01/2013 to 12/31/2013	16.584684	16.117171	10,330.0579
01/01/2014 to 12/31/2014	16.117171	16.209000	9,852.0004
01/01/2015 to 12/31/2015	16.209000	15.944786	9,210.4556
01/01/2016 to 12/31/2016	15.944786	15.796573	7,582.5204
01/01/2017 to 12/31/2017	15.796573	15.751995	5,985.5215
01/01/2018 to 12/31/2018	15.751995	15.553905	4,344.6913
01/01/2019 to 12/31/2019	15.553905	16.135212	3,301.6986
01/01/2020 to 12/31/2020	16.135212	16.599988	24,012.4312
71

CONDENSED FINANCIAL INFORMATION (continued)
CLASS L
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.152523	10.453468	0.0000
01/01/2013 to 12/31/2013	10.453468	11.382887	8,397.9731
01/01/2014 to 12/31/2014	11.382887	11.971383	8,366.1760
01/01/2015 to 12/31/2015	11.971383	11.796393	8,332.0673
01/01/2016 to 12/31/2016	11.796393	11.972630	8,296.4092
01/01/2017 to 12/31/2017	11.972630	13.327858	12,741.2036
01/01/2018 to 12/31/2018	13.327858	12.145916	12,159.8416
01/01/2019 to 12/31/2019	12.145916	14.050262	11,599.8658
01/01/2020 to 12/31/2020	14.050262	14.602130	2,904.5348
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.718562	9.319201	76,297.0283
01/01/2012 to 12/31/2012	9.319201	10.364233	74,867.5930
01/01/2013 to 12/31/2013	10.364233	12.035729	36,862.8208
01/01/2014 to 12/31/2014	12.035729	12.504793	36,409.1227
01/01/2015 to 12/31/2015	12.504793	12.164596	35,949.6245
01/01/2016 to 12/31/2016	12.164596	12.848534	33,650.0998
01/01/2017 to 12/31/2017	12.848534	14.710598	28,724.3024
01/01/2018 to 12/31/2018	14.710598	13.789101	27,595.5020
01/01/2019 to 12/31/2019	13.789101	16.147208	26,403.7313
01/01/2020 to 12/31/2020	16.147208	18.281676	25,365.3642
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.244030	8.628175	18,371.0582
01/01/2012 to 12/31/2012	8.628175	9.817988	18,138.8479
01/01/2013 to 12/31/2013	9.817988	12.033942	56,720.1744
01/01/2014 to 12/31/2014	12.033942	12.542849	25,217.7054
01/01/2015 to 12/31/2015	12.542849	12.195441	43,335.5779
01/01/2016 to 12/31/2016	12.195441	13.018383	39,522.7666
01/01/2017 to 12/31/2017	13.018383	15.477718	36,393.6781
01/01/2018 to 12/31/2018	15.477718	14.287159	33,429.5851
01/01/2019 to 12/31/2019	14.287159	17.305711	39,526.5385
01/01/2020 to 12/31/2020	17.305711	19.823181	37,638.9210
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.044777	8.453840	15,794.3778
01/01/2012 to 12/31/2012	8.453840	9.723437	15,506.9204
01/01/2013 to 12/31/2013	9.723437	12.363621	13,937.3894
01/01/2014 to 12/31/2014	12.363621	13.104005	24,648.9267
01/01/2015 to 12/31/2015	13.104005	13.671473	7,469.6611
01/01/2016 to 12/31/2016	13.671473	14.612853	7,058.1752
01/01/2017 to 12/31/2017	14.612853	18.311975	5,303.3276
01/01/2018 to 12/31/2018	18.311975	17.848794	4,990.9149
01/01/2019 to 12/31/2019	17.848794	22.791734	10,917.8498
01/01/2020 to 12/31/2020	22.791734	33.857390	10,957.2612
72

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.959711	9.776712	33,765.3108
01/01/2012 to 12/31/2012	9.776712	10.615421	86,747.2136
01/01/2013 to 12/31/2013	10.615421	11.806193	87,233.1561
01/01/2014 to 12/31/2014	11.806193	12.271564	89,045.9164
01/01/2015 to 12/31/2015	12.271564	11.935256	77,208.7836
01/01/2016 to 12/31/2016	11.935256	12.513136	71,792.6236
01/01/2017 to 12/31/2017	12.513136	13.849425	78,966.2359
01/01/2018 to 12/31/2018	13.849425	13.103521	75,053.6602
01/01/2019 to 12/31/2019	13.103521	14.911780	45,353.9479
01/01/2020 to 12/31/2020	14.911780	16.506229	43,763.2334
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.078638	11.433469	4,372.4623
01/01/2013 to 12/31/2013	11.433469	10.821573	3,317.9421
01/01/2014 to 12/31/2014	10.821573	11.025808	572.3291
01/01/2015 to 12/31/2015	11.025808	9.767904	52.1058
01/01/2016 to 12/31/2016	9.767904	10.427270	0.0000
01/01/2017 to 12/31/2017	10.427270	11.217712	8,443.6277
01/01/2018 to 12/31/2018	11.217712	10.291172	0.0000
01/01/2019 to 12/31/2019	10.291172	12.090531	0.0000
01/01/2020 to 12/31/2020	12.090531	12.202780	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.909069	10.185425	4,774.4628
01/01/2013 to 12/31/2013	10.185425	11.007432	3,622.9924
01/01/2014 to 12/31/2014	11.007432	11.422048	624.9481
01/01/2015 to 12/31/2015	11.422048	11.178090	56.8963
01/01/2016 to 12/31/2016	11.178090	11.436581	0.0000
01/01/2017 to 12/31/2017	11.436581	12.696398	1,759.7439
01/01/2018 to 12/31/2018	12.696398	11.543816	1,654.1907
01/01/2019 to 12/31/2019	11.543816	13.642266	1,550.7420
01/01/2020 to 12/31/2020	13.642266	13.940831	1,453.1447
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.916374	18.967888	4,097.8195
01/01/2012 to 12/31/2012	18.967888	21.655009	8,716.2814
01/01/2013 to 12/31/2013	21.655009	23.195767	10,642.9732
01/01/2014 to 12/31/2014	23.195767	23.473952	4,366.5148
01/01/2015 to 12/31/2015	23.473952	22.066832	3,637.7936
01/01/2016 to 12/31/2016	22.066832	24.641087	3,909.6427
01/01/2017 to 12/31/2017	24.641087	26.015816	3,645.1006
01/01/2018 to 12/31/2018	26.015816	24.752738	3,120.8080
01/01/2019 to 12/31/2019	24.752738	27.852483	2,792.5275
01/01/2020 to 12/31/2020	27.852483	29.333998	2,494.5895
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.148208	10.291557	151,643.8023
01/01/2012 to 12/31/2012	10.291557	11.769572	138,613.1929
01/01/2013 to 12/31/2013	11.769572	14.933248	140,547.8621
01/01/2014 to 12/31/2014	14.933248	15.374689	130,596.2246
01/01/2015 to 12/31/2015	15.374689	14.760184	129,002.1825
01/01/2016 to 12/31/2016	14.760184	15.759017	122,593.7286
01/01/2017 to 12/31/2017	15.759017	18.981325	118,160.9097
01/01/2018 to 12/31/2018	18.981325	16.722434	103,779.6809
01/01/2019 to 12/31/2019	16.722434	20.885494	99,340.0888
01/01/2020 to 12/31/2020	20.885494	24.330261	93,410.4924
73

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.935849	10.351571	21,773.8357
01/01/2013 to 12/31/2013	10.351571	11.598045	20,197.0832
01/01/2014 to 12/31/2014	11.598045	12.459022	20,860.3935
01/01/2015 to 12/31/2015	12.459022	11.707250	16,991.4033
01/01/2016 to 12/31/2016	11.707250	12.429157	16,001.3102
01/01/2017 to 12/31/2017	12.429157	14.410188	15,847.0706
01/01/2018 to 12/31/2018	14.410188	13.076853	15,700.5635
01/01/2019 to 12/31/2019	13.076853	15.830652	15,542.6204
01/01/2020 to 12/31/2020	15.830652	17.450521	15,378.9727
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.776165	14.959592	59,132.6594
01/01/2012 to 12/31/2012	14.959592	17.290465	53,303.0915
01/01/2013 to 12/31/2013	17.290465	22.436265	55,002.8627
01/01/2014 to 12/31/2014	22.436265	22.358025	43,722.9349
01/01/2015 to 12/31/2015	22.358025	20.719583	27,652.2836
01/01/2016 to 12/31/2016	20.719583	26.643905	24,939.5693
01/01/2017 to 12/31/2017	26.643905	29.158860	23,175.0191
01/01/2018 to 12/31/2018	29.158860	24.212406	22,716.7544
01/01/2019 to 12/31/2019	24.212406	30.547356	21,052.5147
01/01/2020 to 12/31/2020	30.547356	29.754490	20,585.7456
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.197046	9.714793	8,582.3435
01/01/2012 to 12/31/2012	9.714793	11.314976	7,190.0374
01/01/2013 to 12/31/2013	11.314976	10.533176	8,918.5594
01/01/2014 to 12/31/2014	10.533176	9.646451	7,031.6411
01/01/2015 to 12/31/2015	9.646451	8.145194	6,398.1046
01/01/2016 to 12/31/2016	8.145194	8.897791	6,050.8850
01/01/2017 to 12/31/2017	8.897791	11.187399	5,335.8343
01/01/2018 to 12/31/2018	11.187399	9.404884	5,372.5953
01/01/2019 to 12/31/2019	9.404884	11.125911	5,198.9666
01/01/2020 to 12/31/2020	11.125911	13.874998	4,701.3486
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.177855	10.172019	2,130.8445
01/01/2012 to 12/31/2012	10.172019	10.695033	4,061.2704
01/01/2013 to 12/31/2013	10.695033	10.879977	6,811.4544
01/01/2014 to 12/31/2014	10.879977	10.737665	7,313.2182
01/01/2015 to 12/31/2015	10.737665	10.431930	5,291.5993
01/01/2016 to 12/31/2016	10.431930	11.167567	5,100.8402
01/01/2017 to 12/31/2017	11.167567	11.343936	4,629.3450
01/01/2018 to 12/31/2018	11.343936	11.147008	4,615.1240
01/01/2019 to 12/31/2019	11.147008	11.688347	4,599.4678
01/01/2020 to 12/31/2020	11.688347	11.686656	4,583.8945
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987193	9.724128	3,696.9764
01/01/2012 to 12/31/2012	9.724128	9.944730	3,600.0170
01/01/2013 to 12/31/2013	9.944730	9.856026	8,327.9703
01/01/2014 to 12/31/2014	9.856026	9.758172	18,689.6646
01/01/2015 to 12/31/2015	9.758172	9.500649	18,543.8809
01/01/2016 to 12/31/2016	9.500649	9.599527	18,483.2813
01/01/2017 to 12/31/2017	9.599527	9.530510	22,011.0453
01/01/2018 to 12/31/2018	9.530510	9.376829	25,240.1554
01/01/2019 to 12/31/2019	9.376829	9.612451	23,605.6359
01/01/2020 to 12/31/2020	9.612451	9.616827	21,777.6528
74

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.069219	11.785726	0.0000
01/01/2012 to 12/31/2012	11.785726	13.194934	0.0000
01/01/2013 to 12/31/2013	13.194934	13.061296	0.0000
01/01/2014 to 12/31/2014	13.061296	12.942194	0.0000
01/01/2015 to 12/31/2015	12.942194	12.152080	0.0000
01/01/2016 to 12/31/2016	12.152080	12.009625	0.0000
01/01/2017 to 12/31/2017	12.009625	11.783044	0.0000
01/01/2018 to 12/31/2018	11.783044	11.658441	0.0000
01/01/2019 to 12/31/2019	11.658441	11.555235	0.0000
01/01/2020 to 12/31/2020	11.555235	10.651406	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.656337	12.632295	30,465.1240
01/01/2012 to 12/31/2012	12.632295	15.590890	30,480.4904
01/01/2013 to 12/31/2013	15.590890	15.816081	31,453.0316
01/01/2014 to 12/31/2014	15.816081	17.550999	30,873.9165
01/01/2015 to 12/31/2015	17.550999	16.953837	30,197.7883
01/01/2016 to 12/31/2016	16.953837	16.755054	30,407.0975
01/01/2017 to 12/31/2017	16.755054	18.179978	29,754.6397
01/01/2018 to 12/31/2018	18.179978	16.269241	29,425.7493
01/01/2019 to 12/31/2019	16.269241	19.893736	28,503.4987
01/01/2020 to 12/31/2020	19.893736	18.511058	28,920.7881
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.788477	15.783629	78,145.3867
01/01/2012 to 12/31/2012	15.783629	19.984811	74,628.0154
01/01/2013 to 12/31/2013	19.984811	25.549173	68,272.3624
01/01/2014 to 12/31/2014	25.549173	23.581396	66,729.8248
01/01/2015 to 12/31/2015	23.581396	22.058085	54,558.8563
01/01/2016 to 12/31/2016	22.058085	23.377743	54,334.0453
01/01/2017 to 12/31/2017	23.377743	29.874374	85,038.6252
01/01/2018 to 12/31/2018	29.874374	22.248988	85,575.8702
01/01/2019 to 12/31/2019	22.248988	27.142045	83,891.8587
01/01/2020 to 12/31/2020	27.142045	27.950736	82,421.1679
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010605	1.043317	46,263.5041
01/01/2013 to 12/31/2013	1.043317	1.041170	70,658.3000
01/01/2014 to 12/31/2014	1.041170	1.076969	56,123.1480
01/01/2015 to 12/31/2015	1.076969	1.010745	551.3053
01/01/2016 to 12/31/2016	1.010745	1.106261	0.0000
01/01/2017 to 12/31/2017	1.106261	1.192268	0.0000
01/01/2018 to 12/31/2018	1.192268	1.092783	154,840.1562
01/01/2019 to 12/31/2019	1.092783	1.234198	154,244.7549
01/01/2020 to 12/31/2020	1.234198	1.331649	153,659.3521
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.923869	9.578696	10,192.5939
01/01/2012 to 12/31/2012	9.578696	11.113050	6,020.2183
01/01/2013 to 12/31/2013	11.113050	14.740609	8,165.7138
01/01/2014 to 12/31/2014	14.740609	15.786323	9,058.4239
01/01/2015 to 12/31/2015	15.786323	14.542473	6,830.7558
01/01/2016 to 12/31/2016	14.542473	16.711910	6,268.1492
01/01/2017 to 12/31/2017	16.711910	19.324462	4,893.9996
01/01/2018 to 12/31/2018	19.324462	16.629122	4,413.3859
01/01/2019 to 12/31/2019	16.629122	20.357451	4,147.5049
01/01/2020 to 12/31/2020	20.357451	19.842276	4,010.7221
75

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.977377	14.515408	40,492.5668
01/01/2012 to 12/31/2012	14.515408	16.811721	39,446.4404
01/01/2013 to 12/31/2013	16.811721	23.088062	37,788.0355
01/01/2014 to 12/31/2014	23.088062	24.408953	31,712.5775
01/01/2015 to 12/31/2015	24.408953	23.504746	29,128.2472
01/01/2016 to 12/31/2016	23.504746	25.660983	28,483.0382
01/01/2017 to 12/31/2017	25.660983	31.510823	28,817.3517
01/01/2018 to 12/31/2018	31.510823	28.074864	27,192.3664
01/01/2019 to 12/31/2019	28.074864	34.218942	26,698.9577
01/01/2020 to 12/31/2020	34.218942	52.552320	23,052.2779
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.872790	10.297447	3,284.3397
01/01/2014 to 12/31/2014	10.297447	10.602214	7,136.3516
01/01/2015 to 12/31/2015	10.602214	10.437242	6,532.3924
01/01/2016 to 12/31/2016	10.437242	10.453481	6,377.5760
01/01/2017 to 12/31/2017	10.453481	10.581118	19,070.0249
01/01/2018 to 12/31/2018	10.581118	10.367481	19,675.5651
01/01/2019 to 12/31/2019	10.367481	10.991502	29,770.6676
01/01/2020 to 12/31/2020	10.991502	11.617745	29,272.9970
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.176582	10.547825	4,051.8321
01/01/2012 to 12/31/2012	10.547825	10.840645	3,842.4804
01/01/2013 to 04/26/2013	10.840645	10.811986	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012660	1.045354	0.0000
01/01/2013 to 12/31/2013	1.045354	1.136665	0.0000
01/01/2014 to 12/31/2014	1.136665	1.191283	0.0000
01/01/2015 to 12/31/2015	1.191283	1.177547	93,876.8736
01/01/2016 to 12/31/2016	1.177547	1.187144	92,835.8977
01/01/2017 to 12/31/2017	1.187144	1.356869	91,864.0571
01/01/2018 to 12/31/2018	1.356869	1.233642	90,939.7437
01/01/2019 to 12/31/2019	1.233642	1.413023	0.0000
01/01/2020 to 12/31/2020	1.413023	1.553523	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996761	1.035750	0.0000
01/01/2015 to 12/31/2015	1.035750	1.004751	0.0000
01/01/2016 to 12/31/2016	1.004751	1.004001	0.0000
01/01/2017 to 12/31/2017	1.004001	1.136042	0.0000
01/01/2018 to 04/30/2018	1.136042	1.105527	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.652514	12.212475	3,838.2788
01/01/2012 to 12/31/2012	12.212475	13.989045	32,495.4844
01/01/2013 to 12/31/2013	13.989045	16.052704	32,554.5565
01/01/2014 to 12/31/2014	16.052704	16.272245	3,866.1691
01/01/2015 to 12/31/2015	16.272245	16.137760	2,924.7513
01/01/2016 to 12/31/2016	16.137760	16.565599	2,885.6505
01/01/2017 to 12/31/2017	16.565599	19.958458	2,662.4376
01/01/2018 to 12/31/2018	19.958458	18.497802	2,612.4025
01/01/2019 to 12/31/2019	18.497802	23.110753	1,767.1685
01/01/2020 to 12/31/2020	23.110753	25.988757	1,760.3982
76

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.089778	7.171781	103,393.0913
01/01/2012 to 12/31/2012	7.171781	8.325782	98,195.4988
01/01/2013 to 12/31/2013	8.325782	11.876631	91,996.2979
01/01/2014 to 12/31/2014	11.876631	13.833976	76,216.4025
01/01/2015 to 12/31/2015	13.833976	13.006137	72,273.2992
01/01/2016 to 12/31/2016	13.006137	13.083773	70,323.2419
01/01/2017 to 12/31/2017	13.083773	15.178834	69,235.2303
01/01/2018 to 12/31/2018	15.178834	13.819572	65,049.4168
01/01/2019 to 12/31/2019	13.819572	16.730226	50,555.3493
01/01/2020 to 12/31/2020	16.730226	21.672393	41,809.3437
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	128.945415	116.801881	0.0000
01/01/2012 to 12/31/2012	116.801881	140.182768	0.0000
01/01/2013 to 12/31/2013	140.182768	176.873069	0.0000
01/01/2014 to 04/25/2014	176.873069	183.802482	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.456202	6.850412	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.076318	1.120516	0.0000
01/01/2014 to 12/31/2014	1.120516	1.199445	0.0000
01/01/2015 to 12/31/2015	1.199445	1.160865	12,829.1384
01/01/2016 to 12/31/2016	1.160865	1.186913	0.0000
01/01/2017 to 12/31/2017	1.186913	1.343653	0.0000
01/01/2018 to 12/31/2018	1.343653	1.221661	0.0000
01/01/2019 to 12/31/2019	1.221661	1.456727	0.0000
01/01/2020 to 12/31/2020	1.456727	1.520679	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.613233	11.908439	41,719.3999
01/01/2012 to 12/31/2012	11.908439	13.614676	39,170.8243
01/01/2013 to 12/31/2013	13.614676	15.907121	38,577.7619
01/01/2014 to 12/31/2014	15.907121	14.501241	35,336.6041
01/01/2015 to 12/31/2015	14.501241	13.954939	32,902.2493
01/01/2016 to 12/31/2016	13.954939	13.552089	32,987.0320
01/01/2017 to 12/31/2017	13.552089	17.016318	30,514.1207
01/01/2018 to 12/31/2018	17.016318	14.335995	30,645.9573
01/01/2019 to 12/31/2019	14.335995	18.021926	27,393.3339
01/01/2020 to 12/31/2020	18.021926	19.953417	26,068.3800
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999719	1.030951	0.0000
01/01/2015 to 12/31/2015	1.030951	0.954708	0.0000
01/01/2016 to 12/31/2016	0.954708	1.039379	0.0000
01/01/2017 to 12/31/2017	1.039379	1.146637	0.0000
01/01/2018 to 12/31/2018	1.146637	1.037964	0.0000
01/01/2019 to 12/31/2019	1.037964	1.240565	0.0000
01/01/2020 to 12/31/2020	1.240565	1.359322	0.0000
77

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.105833	14.271210	89,220.5871
01/01/2012 to 12/31/2012	14.271210	15.256784	92,973.0769
01/01/2013 to 12/31/2013	15.256784	13.560777	87,162.8921
01/01/2014 to 12/31/2014	13.560777	13.669977	73,547.9903
01/01/2015 to 12/31/2015	13.669977	12.976045	73,662.8069
01/01/2016 to 12/31/2016	12.976045	13.346343	71,560.1728
01/01/2017 to 12/31/2017	13.346343	13.529712	73,842.7035
01/01/2018 to 12/31/2018	13.529712	12.934378	64,726.0167
01/01/2019 to 12/31/2019	12.934378	13.719961	60,646.6160
01/01/2020 to 12/31/2020	13.719961	14.992246	58,627.9501
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.371376	15.537655	113,620.0093
01/01/2012 to 12/31/2012	15.537655	16.631888	127,852.4161
01/01/2013 to 12/31/2013	16.631888	15.982289	93,686.7504
01/01/2014 to 12/31/2014	15.982289	16.314355	83,734.8458
01/01/2015 to 12/31/2015	16.314355	15.984109	78,472.2621
01/01/2016 to 12/31/2016	15.984109	16.068459	71,556.9249
01/01/2017 to 12/31/2017	16.068459	16.451847	72,401.3999
01/01/2018 to 12/31/2018	16.451847	16.079161	70,633.3395
01/01/2019 to 12/31/2019	16.079161	17.085893	65,088.3140
01/01/2020 to 12/31/2020	17.085893	18.163315	59,374.7281
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214283	10.704310	0.0000
01/01/2014 to 12/31/2014	10.704310	11.393303	911.6629
01/01/2015 to 12/31/2015	11.393303	11.022422	2,136.9590
01/01/2016 to 12/31/2016	11.022422	11.291831	0.0000
01/01/2017 to 12/31/2017	11.291831	12.885680	14,226.7386
01/01/2018 to 04/30/2018	12.885680	12.297978	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010638	1.063387	0.0000
01/01/2013 to 12/31/2013	1.063387	1.147148	48,830.6029
01/01/2014 to 12/31/2014	1.147148	1.210849	0.0000
01/01/2015 to 12/31/2015	1.210849	1.175850	0.0000
01/01/2016 to 12/31/2016	1.175850	1.217116	0.0000
01/01/2017 to 12/31/2017	1.217116	1.362966	0.0000
01/01/2018 to 12/31/2018	1.362966	1.209331	57,594.7580
01/01/2019 to 12/31/2019	1.209331	1.439435	49,939.7624
01/01/2020 to 12/31/2020	1.439435	1.439868	42,491.8547
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.290419	11.179172	9,830.5946
01/01/2012 to 12/31/2012	11.179172	12.357921	14,106.6935
01/01/2013 to 12/31/2013	12.357921	13.672826	8,628.9566
01/01/2014 to 12/31/2014	13.672826	14.173906	4,102.5825
01/01/2015 to 12/31/2015	14.173906	13.613658	2,210.2410
01/01/2016 to 12/31/2016	13.613658	14.108889	6,795.9097
01/01/2017 to 12/31/2017	14.108889	16.015781	2,880.1115
01/01/2018 to 12/31/2018	16.015781	14.666084	2,709.7111
01/01/2019 to 12/31/2019	14.666084	17.186075	2,539.7813
01/01/2020 to 12/31/2020	17.186075	18.491018	2,373.4669
78

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.882702	10.435307	2,458.4835
01/01/2012 to 12/31/2012	10.435307	11.759200	2,149.0024
01/01/2013 to 12/31/2013	11.759200	13.602685	7,111.1909
01/01/2014 to 12/31/2014	13.602685	14.043501	6,928.2292
01/01/2015 to 12/31/2015	14.043501	13.440543	6,752.2697
01/01/2016 to 12/31/2016	13.440543	14.073724	1,618.2208
01/01/2017 to 12/31/2017	14.073724	16.496638	10,627.1245
01/01/2018 to 12/31/2018	16.496638	14.746471	9,984.0487
01/01/2019 to 12/31/2019	14.746471	17.689732	9,358.2232
01/01/2020 to 12/31/2020	17.689732	19.192637	8,749.3309
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.002212	43.263096	45,636.8189
01/01/2012 to 12/31/2012	43.263096	50.000256	41,882.8627
01/01/2013 to 12/31/2013	50.000256	65.531408	39,340.2955
01/01/2014 to 12/31/2014	65.531408	72.728080	38,887.9346
01/01/2015 to 12/31/2015	72.728080	68.697126	36,209.8347
01/01/2016 to 12/31/2016	68.697126	78.034035	33,982.4476
01/01/2017 to 12/31/2017	78.034035	89.413198	31,763.7850
01/01/2018 to 12/31/2018	89.413198	79.566627	28,976.2279
01/01/2019 to 12/31/2019	79.566627	98.622536	25,918.4846
01/01/2020 to 12/31/2020	98.622536	99.388196	21,984.0192
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.834477	9.476551	73,616.8071
01/01/2012 to 12/31/2012	9.476551	10.553502	69,113.0790
01/01/2013 to 12/31/2013	10.553502	14.121510	68,355.5374
01/01/2014 to 12/31/2014	14.121510	15.602339	57,413.7649
01/01/2015 to 12/31/2015	15.602339	16.305845	33,494.4163
01/01/2016 to 12/31/2016	16.305845	16.967941	31,272.2736
01/01/2017 to 12/31/2017	16.967941	20.738182	30,645.7247
01/01/2018 to 12/31/2018	20.738182	19.869823	27,026.2507
01/01/2019 to 12/31/2019	19.869823	25.514606	27,802.4647
01/01/2020 to 12/31/2020	25.514606	30.973748	26,702.6949
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.494954	22.167824	721.4174
01/01/2012 to 12/31/2012	22.167824	24.907361	473.4893
01/01/2013 to 12/31/2013	24.907361	31.797227	1,504.4013
01/01/2014 to 12/31/2014	31.797227	34.156089	2,044.7311
01/01/2015 to 12/31/2015	34.156089	30.457449	1,396.8364
01/01/2016 to 12/31/2016	30.457449	34.465786	1,292.8201
01/01/2017 to 12/31/2017	34.465786	36.967959	1,334.3376
01/01/2018 to 12/31/2018	36.967959	32.538900	1,302.1222
01/01/2019 to 12/31/2019	32.538900	41.118780	1,228.6693
01/01/2020 to 12/31/2020	41.118780	43.359393	1,180.4648
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.863866	13.646317	36,358.8634
01/01/2012 to 12/31/2012	13.646317	15.790043	29,352.9525
01/01/2013 to 12/31/2013	15.790043	20.520707	27,717.4490
01/01/2014 to 12/31/2014	20.520707	22.763908	24,056.7182
01/01/2015 to 12/31/2015	22.763908	20.268233	9,319.7525
01/01/2016 to 12/31/2016	20.268233	22.474796	8,837.7130
01/01/2017 to 12/31/2017	22.474796	24.396025	10,918.2306
01/01/2018 to 12/31/2018	24.396025	20.721813	11,440.6016
01/01/2019 to 12/31/2019	20.721813	27.514917	9,906.2739
01/01/2020 to 12/31/2020	27.514917	27.686834	10,168.2757
79

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.702228	10.820402	0.0000
01/01/2013 to 12/31/2013	10.820402	10.121720	0.0000
01/01/2014 to 12/31/2014	10.121720	10.665690	0.0000
01/01/2015 to 12/31/2015	10.665690	10.494205	5,643.4964
01/01/2016 to 12/31/2016	10.494205	10.416702	6,556.4715
01/01/2017 to 12/31/2017	10.416702	10.471248	6,515.1384
01/01/2018 to 12/31/2018	10.471248	10.250957	6,588.6198
01/01/2019 to 12/31/2019	10.250957	10.795538	6,544.6357
01/01/2020 to 12/31/2020	10.795538	11.387832	6,440.5011
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.862078	9.682738	20,423.8215
01/01/2014 to 12/31/2014	9.682738	9.169078	9,913.9789
01/01/2015 to 12/31/2015	9.169078	8.788056	9,151.6068
01/01/2016 to 12/31/2016	8.788056	9.044603	9,077.1752
01/01/2017 to 12/31/2017	9.044603	11.953464	8,512.5298
01/01/2018 to 12/31/2018	11.953464	9.696418	8,660.2568
01/01/2019 to 12/31/2019	9.696418	12.578209	6,907.0936
01/01/2020 to 12/31/2020	12.578209	15.558203	6,720.9794
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.816613	7.404028	21,489.9626
01/01/2012 to 12/31/2012	7.404028	8.518139	20,828.9914
01/01/2013 to 04/26/2013	8.518139	8.816266	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.927405	9.726501	149,537.6509
01/01/2012 to 12/31/2012	9.726501	9.528058	167,152.5694
01/01/2013 to 12/31/2013	9.528058	9.334712	141,028.2027
01/01/2014 to 12/31/2014	9.334712	9.145289	140,127.1267
01/01/2015 to 12/31/2015	9.145289	8.959710	33,976.3524
01/01/2016 to 12/31/2016	8.959710	8.787742	34,511.1681
01/01/2017 to 12/31/2017	8.787742	8.664545	4,474.8900
01/01/2018 to 12/31/2018	8.664545	8.619243	5,061.2211
01/01/2019 to 12/31/2019	8.619243	8.602942	4,696.8693
01/01/2020 to 12/31/2020	8.602942	8.444092	2,720.3982
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.215746	13.418405	0.0000
01/01/2015 to 12/31/2015	13.418405	13.069136	0.0000
01/01/2016 to 12/31/2016	13.069136	13.383984	0.0000
01/01/2017 to 12/31/2017	13.383984	14.022205	0.0000
01/01/2018 to 12/31/2018	14.022205	13.377452	0.0000
01/01/2019 to 12/31/2019	13.377452	14.644189	0.0000
01/01/2020 to 12/31/2020	14.644189	15.711598	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.612607	11.579475	168,431.8044
01/01/2012 to 12/31/2012	11.579475	12.581054	134,583.4394
01/01/2013 to 12/31/2013	12.581054	13.444904	114,930.1750
01/01/2014 to 04/25/2014	13.444904	13.527784	0.0000
80

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.674761	11.425001	232,310.0657
01/01/2012 to 12/31/2012	11.425001	12.579176	169,775.1596
01/01/2013 to 12/31/2013	12.579176	14.077129	160,537.9014
01/01/2014 to 04/25/2014	14.077129	14.110529	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.525504	13.842960	294,006.2337
01/01/2015 to 12/31/2015	13.842960	13.416478	257,436.7449
01/01/2016 to 12/31/2016	13.416478	13.944446	253,179.9920
01/01/2017 to 12/31/2017	13.944446	15.116270	228,451.7695
01/01/2018 to 12/31/2018	15.116270	14.156141	163,050.4948
01/01/2019 to 12/31/2019	14.156141	16.031903	163,410.1100
01/01/2020 to 12/31/2020	16.031903	17.439363	117,843.5534
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.461754	11.038436	559,918.7344
01/01/2012 to 12/31/2012	11.038436	12.319752	507,824.9307
01/01/2013 to 12/31/2013	12.319752	14.413633	463,858.8513
01/01/2014 to 04/25/2014	14.413633	14.404350	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.401923	14.851641	454,295.6334
01/01/2015 to 12/31/2015	14.851641	14.365781	390,814.0868
01/01/2016 to 12/31/2016	14.365781	15.074311	370,538.6552
01/01/2017 to 12/31/2017	15.074311	16.945039	336,363.5903
01/01/2018 to 12/31/2018	16.945039	15.582616	313,089.0954
01/01/2019 to 12/31/2019	15.582616	18.231723	298,775.7989
01/01/2020 to 12/31/2020	18.231723	20.334615	277,044.1480
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.351340	10.690669	1,082,626.8718
01/01/2012 to 12/31/2012	10.690669	12.118979	965,481.3865
01/01/2013 to 12/31/2013	12.118979	14.950002	925,600.6476
01/01/2014 to 04/25/2014	14.950002	14.859116	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.507876	9.151333	8,249.5330
01/01/2012 to 12/31/2012	9.151333	10.410179	8,025.6572
01/01/2013 to 04/26/2013	10.410179	11.183989	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.846104	15.398025	812,776.3816
01/01/2015 to 12/31/2015	15.398025	14.829665	666,130.0681
01/01/2016 to 12/31/2016	14.829665	15.711517	591,388.6176
01/01/2017 to 12/31/2017	15.711517	18.343304	563,215.2351
01/01/2018 to 12/31/2018	18.343304	16.511295	527,412.9161
01/01/2019 to 12/31/2019	16.511295	20.014598	511,588.2644
01/01/2020 to 12/31/2020	20.014598	22.861303	483,636.1465
81

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.016635	13.580776	84,421.7788
01/01/2012 to 12/31/2012	13.580776	14.844569	76,307.4571
01/01/2013 to 12/31/2013	14.844569	19.853177	70,871.4179
01/01/2014 to 12/31/2014	19.853177	19.775866	58,721.8819
01/01/2015 to 12/31/2015	19.775866	17.501970	47,803.8541
01/01/2016 to 12/31/2016	17.501970	21.030992	44,630.8108
01/01/2017 to 12/31/2017	21.030992	23.189276	41,412.6341
01/01/2018 to 12/31/2018	23.189276	19.668063	37,505.6970
01/01/2019 to 12/31/2019	19.668063	23.785442	35,463.3420
01/01/2020 to 12/31/2020	23.785442	24.695058	35,230.0152
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.002492	13.950654	637.5415
01/01/2012 to 12/31/2012	13.950654	16.113009	491.5705
01/01/2013 to 12/31/2013	16.113009	20.143494	876.0211
01/01/2014 to 12/31/2014	20.143494	18.413529	391.0956
01/01/2015 to 12/31/2015	18.413529	19.078092	342.7346
01/01/2016 to 12/31/2016	19.078092	19.780008	311.5452
01/01/2017 to 12/31/2017	19.780008	25.280464	279.7896
01/01/2018 to 12/31/2018	25.280464	19.672233	282.9721
01/01/2019 to 12/31/2019	19.672233	23.712591	301.3587
01/01/2020 to 12/31/2020	23.712591	25.272292	291.5753
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.022340	21.305476	419.1866
01/01/2017 to 12/31/2017	21.305476	24.800783	401.4031
01/01/2018 to 12/31/2018	24.800783	24.208957	351.1354
01/01/2019 to 12/31/2019	24.208957	30.985934	302.2659
01/01/2020 to 12/31/2020	30.985934	33.686012	283.9991
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.822447	15.678760	0.0000
01/01/2012 to 12/31/2012	15.678760	16.952845	0.0000
01/01/2013 to 12/31/2013	16.952845	22.042344	533.1402
01/01/2014 to 12/31/2014	22.042344	23.955768	462.0722
01/01/2015 to 12/31/2015	23.955768	23.410826	400.8691
01/01/2016 to 04/29/2016	23.410826	23.506721	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.070584	11.331899	162,869.5620
01/01/2012 to 12/31/2012	11.331899	12.510773	149,847.2390
01/01/2013 to 12/31/2013	12.510773	16.366597	139,638.2633
01/01/2014 to 12/31/2014	16.366597	17.709551	119,454.8128
01/01/2015 to 12/31/2015	17.709551	17.743453	107,780.3040
01/01/2016 to 12/31/2016	17.743453	18.626741	100,214.1940
01/01/2017 to 12/31/2017	18.626741	21.702745	92,124.3595
01/01/2018 to 12/31/2018	21.702745	21.206909	77,955.6181
01/01/2019 to 12/31/2019	21.206909	27.169907	69,355.7102
01/01/2020 to 12/31/2020	27.169907	29.566308	64,155.4565
82

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.167357	16.815150	13,215.8611
01/01/2014 to 12/31/2014	16.815150	18.265634	12,153.7340
01/01/2015 to 12/31/2015	18.265634	18.361003	11,470.1376
01/01/2016 to 12/31/2016	18.361003	18.916222	11,218.4193
01/01/2017 to 12/31/2017	18.916222	23.154930	10,196.2884
01/01/2018 to 12/31/2018	23.154930	21.343857	9,992.3871
01/01/2019 to 12/31/2019	21.343857	27.777581	8,580.2716
01/01/2020 to 12/31/2020	27.777581	35.753275	7,221.1153
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.883593	12.586925	12,514.6318
01/01/2012 to 12/31/2012	12.586925	13.072406	13,084.0768
01/01/2013 to 04/26/2013	13.072406	14.076604	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.639200	11.428787	61,764.9984
01/01/2012 to 12/31/2012	11.428787	12.937464	138,105.9396
01/01/2013 to 12/31/2013	12.937464	17.330845	130,818.0212
01/01/2014 to 12/31/2014	17.330845	18.463725	108,306.2129
01/01/2015 to 12/31/2015	18.463725	19.995587	98,678.7116
01/01/2016 to 12/31/2016	19.995587	19.564423	97,632.7353
01/01/2017 to 12/31/2017	19.564423	26.258957	84,107.3794
01/01/2018 to 12/31/2018	26.258957	25.752389	74,920.5354
01/01/2019 to 12/31/2019	25.752389	33.428378	67,740.2020
01/01/2020 to 12/31/2020	33.428378	51.211517	55,205.2940
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.760721	7.311594	2,012.2830
01/01/2012 to 12/31/2012	7.311594	8.070182	1,877.7076
01/01/2013 to 04/26/2013	8.070182	8.654844	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.890564	7.624047	132,910.6729
01/01/2012 to 04/27/2012	7.624047	8.558898	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.366508	15.082240	355.3819
01/01/2012 to 12/31/2012	15.082240	15.303989	2,555.1578
01/01/2013 to 12/31/2013	15.303989	14.608044	2,552.3423
01/01/2014 to 12/31/2014	14.608044	15.093023	5,816.1238
01/01/2015 to 12/31/2015	15.093023	14.778424	6,276.0207
01/01/2016 to 12/31/2016	14.778424	14.780645	6,581.7285
01/01/2017 to 12/31/2017	14.780645	14.906947	7,700.8074
01/01/2018 to 12/31/2018	14.906947	14.531102	7,613.2797
01/01/2019 to 12/31/2019	14.531102	15.423984	14,802.5012
01/01/2020 to 12/31/2020	15.423984	16.151126	15,262.5943
83

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.018888	15.342992	42,681.9727
01/01/2012 to 12/31/2012	15.342992	17.625280	42,239.1851
01/01/2013 to 12/31/2013	17.625280	22.923486	41,870.4865
01/01/2014 to 12/31/2014	22.923486	24.527257	49,042.7624
01/01/2015 to 12/31/2015	24.527257	23.386147	48,877.9547
01/01/2016 to 12/31/2016	23.386147	27.512981	48,637.2162
01/01/2017 to 12/31/2017	27.512981	31.162317	44,218.3690
01/01/2018 to 12/31/2018	31.162317	26.996057	43,712.2387
01/01/2019 to 12/31/2019	26.996057	33.203081	40,096.8694
01/01/2020 to 12/31/2020	33.203081	36.778286	39,651.0370
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.677349	9.993177	0.0000
01/01/2012 to 12/31/2012	9.993177	11.545600	0.0000
01/01/2013 to 12/31/2013	11.545600	13.736210	0.0000
01/01/2014 to 12/31/2014	13.736210	12.605501	629.6948
01/01/2015 to 12/31/2015	12.605501	12.187793	0.0000
01/01/2016 to 12/31/2016	12.187793	12.056147	0.0000
01/01/2017 to 12/31/2017	12.056147	14.711470	0.0000
01/01/2018 to 12/31/2018	14.711470	12.375869	0.0000
01/01/2019 to 12/31/2019	12.375869	14.740984	0.0000
01/01/2020 to 12/31/2020	14.740984	15.526626	0.0000
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.235634	15.218378	2,376.9875
01/01/2012 to 12/31/2012	15.218378	17.285185	2,150.2579
01/01/2013 to 12/31/2013	17.285185	23.390278	1,963.6697
01/01/2014 to 12/31/2014	23.390278	23.999550	1,801.6046
01/01/2015 to 12/31/2015	23.999550	22.445870	1,650.9707
01/01/2016 to 12/31/2016	22.445870	26.592101	1,496.9303
01/01/2017 to 12/31/2017	26.592101	29.779475	1,493.9416
01/01/2018 to 12/31/2018	29.779475	25.902652	1,430.4997
01/01/2019 to 12/31/2019	25.902652	31.772746	1,372.5864
01/01/2020 to 12/31/2020	31.772746	37.120999	1,678.0412
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.235003	11.187497	205,602.4941
01/01/2012 to 12/31/2012	11.187497	12.650241	201,415.8228
01/01/2013 to 12/31/2013	12.650241	16.322270	199,527.3140
01/01/2014 to 12/31/2014	16.322270	18.085723	210,634.2026
01/01/2015 to 12/31/2015	18.085723	17.880559	204,583.3937
01/01/2016 to 12/31/2016	17.880559	19.511752	204,046.1046
01/01/2017 to 12/31/2017	19.511752	23.175944	164,802.3766
01/01/2018 to 12/31/2018	23.175944	21.606195	164,351.7809
01/01/2019 to 12/31/2019	21.606195	27.687686	158,752.7322
01/01/2020 to 12/31/2020	27.687686	31.959623	155,830.2712
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.165536	19.969276	2,844.6483
01/01/2014 to 12/31/2014	19.969276	21.630437	2,670.5927
01/01/2015 to 12/31/2015	21.630437	21.114267	2,538.1144
01/01/2016 to 12/31/2016	21.114267	23.601650	2,643.2773
01/01/2017 to 12/31/2017	23.601650	27.189890	7,995.6149
01/01/2018 to 12/31/2018	27.189890	23.907192	8,121.9036
01/01/2019 to 12/31/2019	23.907192	30.412611	7,913.9239
01/01/2020 to 12/31/2020	30.412611	30.883330	7,898.5269
84

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.744321	8.520387	5,412.5983
01/01/2012 to 12/31/2012	8.520387	9.508166	5,178.5875
01/01/2013 to 04/26/2013	9.508166	10.393854	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.466541	22.959878	16,383.7796
01/01/2014 to 12/31/2014	22.959878	22.426351	11,453.2944
01/01/2015 to 12/31/2015	22.426351	22.054764	9,679.9167
01/01/2016 to 12/31/2016	22.054764	25.581810	9,268.6198
01/01/2017 to 12/31/2017	25.581810	28.946181	8,633.0176
01/01/2018 to 12/31/2018	28.946181	26.374621	8,302.4380
01/01/2019 to 12/31/2019	26.374621	33.437961	7,886.9913
01/01/2020 to 12/31/2020	33.437961	40.868472	6,967.1591
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.681252	13.624996	21,745.8061
01/01/2012 to 12/31/2012	13.624996	14.052564	21,336.3432
01/01/2013 to 04/26/2013	14.052564	15.205400	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.604668	8.303149	35,853.2369
01/01/2014 to 12/31/2014	8.303149	8.852627	36,938.4793
01/01/2015 to 12/31/2015	8.852627	9.584759	32,700.3685
01/01/2016 to 12/31/2016	9.584759	9.534112	33,381.7789
01/01/2017 to 12/31/2017	9.534112	12.468386	42,531.4709
01/01/2018 to 12/31/2018	12.468386	12.072987	41,823.1122
01/01/2019 to 12/31/2019	12.072987	15.446225	40,236.5131
01/01/2020 to 12/31/2020	15.446225	20.676751	35,598.5334
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.494325	5.733182	43,904.8446
01/01/2012 to 12/31/2012	5.733182	6.296846	36,377.6302
01/01/2013 to 04/26/2013	6.296846	6.571153	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.550463	15.144079	0.0000
01/01/2012 to 12/31/2012	15.144079	15.217644	0.0000
01/01/2013 to 12/31/2013	15.217644	16.512274	0.0000
01/01/2014 to 12/31/2014	16.512274	13.131841	0.0000
01/01/2015 to 12/31/2015	13.131841	8.650679	0.0000
01/01/2016 to 12/31/2016	8.650679	12.182251	0.0000
01/01/2017 to 12/31/2017	12.182251	11.847313	0.0000
01/01/2018 to 12/31/2018	11.847313	8.256914	0.0000
01/01/2019 to 12/31/2019	8.256914	9.088422	0.0000
01/01/2020 to 12/31/2020	9.088422	10.789143	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	26.077592	26.931875	34,745.2006
01/01/2017 to 12/31/2017	26.931875	28.480061	34,039.1844
01/01/2018 to 12/31/2018	28.480061	26.776296	33,888.5501
01/01/2019 to 12/31/2019	26.776296	29.967115	31,255.8299
01/01/2020 to 12/31/2020	29.967115	31.298890	29,242.4942
85

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	21.997497	22.513197	52,811.8570
01/01/2012 to 12/31/2012	22.513197	24.909463	47,982.7627
01/01/2013 to 12/31/2013	24.909463	26.351252	45,801.0658
01/01/2014 to 12/31/2014	26.351252	27.063253	41,199.4566
01/01/2015 to 12/31/2015	27.063253	25.937525	38,523.0157
01/01/2016 to 04/29/2016	25.937525	26.668811	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	26.610069	27.505868	3,712.8816
01/01/2017 to 12/31/2017	27.505868	29.101282	3,566.5813
01/01/2018 to 12/31/2018	29.101282	27.391269	3,416.2626
01/01/2019 to 12/31/2019	27.391269	30.672276	3,141.9495
01/01/2020 to 12/31/2020	30.672276	32.083517	2,983.2527
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.216698	12.383266	5,161.6601
01/01/2012 to 12/31/2012	12.383266	13.520302	8,108.1327
01/01/2013 to 12/31/2013	13.520302	13.432837	10,571.3250
01/01/2014 to 12/31/2014	13.432837	13.744940	14,372.4481
01/01/2015 to 12/31/2015	13.744940	13.269775	7,891.2872
01/01/2016 to 04/29/2016	13.269775	13.569805	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.642904	16.133378	28,131.1961
01/01/2012 to 12/31/2012	16.133378	16.285965	27,564.0001
01/01/2013 to 12/31/2013	16.285965	15.811050	26,592.4387
01/01/2014 to 12/31/2014	15.811050	15.885240	26,007.6695
01/01/2015 to 12/31/2015	15.885240	15.610682	25,952.1698
01/01/2016 to 12/31/2016	15.610682	15.450115	25,363.7620
01/01/2017 to 12/31/2017	15.450115	15.391157	0.0000
01/01/2018 to 12/31/2018	15.391157	15.182328	0.0000
01/01/2019 to 12/31/2019	15.182328	15.734007	0.0000
01/01/2020 to 12/31/2020	15.734007	16.171002	0.0000
86

CONDENSED FINANCIAL INFORMATION (continued)
CLASS L
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.147405	10.444693	347.4449
01/01/2013 to 12/31/2013	10.444693	11.367647	347.0283
01/01/2014 to 12/31/2014	11.367647	11.949379	1,920.4645
01/01/2015 to 12/31/2015	11.949379	11.768823	1,913.6085
01/01/2016 to 12/31/2016	11.768823	11.938678	8,147.0918
01/01/2017 to 12/31/2017	11.938678	13.283440	5,899.5900
01/01/2018 to 12/31/2018	13.283440	12.099348	5,625.8256
01/01/2019 to 12/31/2019	12.099348	13.989397	5,320.6900
01/01/2020 to 12/31/2020	13.989397	14.531586	5,168.4906
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.705506	9.302038	37,303.8964
01/01/2012 to 12/31/2012	9.302038	10.339948	51,065.5351
01/01/2013 to 12/31/2013	10.339948	12.001527	14,261.9320
01/01/2014 to 12/31/2014	12.001527	12.463023	14,240.0554
01/01/2015 to 12/31/2015	12.463023	12.117900	13,479.3228
01/01/2016 to 12/31/2016	12.117900	12.792815	20,585.5960
01/01/2017 to 12/31/2017	12.792815	14.639506	17,673.9469
01/01/2018 to 12/31/2018	14.639506	13.715560	16,558.9007
01/01/2019 to 12/31/2019	13.715560	16.053063	15,610.2074
01/01/2020 to 12/31/2020	16.053063	18.165978	15,816.8781
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.231609	8.612281	12,425.7639
01/01/2012 to 12/31/2012	8.612281	9.794980	9,563.7850
01/01/2013 to 12/31/2013	9.794980	11.999741	41,572.2240
01/01/2014 to 12/31/2014	11.999741	12.500948	42,952.8731
01/01/2015 to 12/31/2015	12.500948	12.148623	39,218.7487
01/01/2016 to 12/31/2016	12.148623	12.961923	36,507.4919
01/01/2017 to 12/31/2017	12.961923	15.402915	38,829.6607
01/01/2018 to 12/31/2018	15.402915	14.210958	20,413.8277
01/01/2019 to 12/31/2019	14.210958	17.204807	25,820.3768
01/01/2020 to 12/31/2020	17.204807	19.697720	27,847.0055
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.032619	8.438265	4,387.8160
01/01/2012 to 12/31/2012	8.438265	9.700646	4,318.4408
01/01/2013 to 12/31/2013	9.700646	12.328480	12,714.5276
01/01/2014 to 12/31/2014	12.328480	13.060226	8,751.9716
01/01/2015 to 12/31/2015	13.060226	13.618986	7,245.2365
01/01/2016 to 12/31/2016	13.618986	14.549476	3,424.5507
01/01/2017 to 12/31/2017	14.549476	18.223472	3,187.6971
01/01/2018 to 12/31/2018	18.223472	17.753597	6,434.0025
01/01/2019 to 12/31/2019	17.753597	22.658844	3,664.7901
01/01/2020 to 12/31/2020	22.658844	33.643129	3,394.6752
87

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.946333	9.758710	16,880.6297
01/01/2012 to 12/31/2012	9.758710	10.590550	11,365.5182
01/01/2013 to 12/31/2013	10.590550	11.772645	11,232.3061
01/01/2014 to 12/31/2014	11.772645	12.230577	4,284.1880
01/01/2015 to 12/31/2015	12.230577	11.889444	4,180.8382
01/01/2016 to 12/31/2016	11.889444	12.458875	4,446.1127
01/01/2017 to 12/31/2017	12.458875	13.782497	4,326.2318
01/01/2018 to 12/31/2018	13.782497	13.033640	4,203.2094
01/01/2019 to 12/31/2019	13.033640	14.824843	4,085.7422
01/01/2020 to 12/31/2020	14.824843	16.401771	3,860.1180
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.072906	11.423719	1,874.0018
01/01/2013 to 12/31/2013	11.423719	10.806938	0.0000
01/01/2014 to 12/31/2014	10.806938	11.005391	0.0000
01/01/2015 to 12/31/2015	11.005391	9.744938	0.0000
01/01/2016 to 12/31/2016	9.744938	10.397554	0.0000
01/01/2017 to 12/31/2017	10.397554	11.180168	0.0000
01/01/2018 to 12/31/2018	11.180168	10.251570	0.0000
01/01/2019 to 12/31/2019	10.251570	12.037986	0.0000
01/01/2020 to 12/31/2020	12.037986	12.143656	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.904073	10.176874	2,108.2678
01/01/2013 to 12/31/2013	10.176874	10.992694	0.0000
01/01/2014 to 12/31/2014	10.992694	11.401052	1,322.2915
01/01/2015 to 12/31/2015	11.401052	11.151963	1,316.0331
01/01/2016 to 12/31/2016	11.151963	11.404147	1,308.6220
01/01/2017 to 12/31/2017	11.404147	12.654080	1,301.7968
01/01/2018 to 12/31/2018	12.654080	11.499554	1,295.1974
01/01/2019 to 12/31/2019	11.499554	13.583166	1,288.1197
01/01/2020 to 12/31/2020	13.583166	13.873479	1,200.3803
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.781187	18.822943	1,612.1070
01/01/2012 to 12/31/2012	18.822943	21.478734	348.8900
01/01/2013 to 12/31/2013	21.478734	22.995450	313.4796
01/01/2014 to 12/31/2014	22.995450	23.259599	301.9401
01/01/2015 to 12/31/2015	23.259599	21.854392	270.6492
01/01/2016 to 12/31/2016	21.854392	24.391670	236.6573
01/01/2017 to 12/31/2017	24.391670	25.739648	208.9635
01/01/2018 to 12/31/2018	25.739648	24.477665	181.8119
01/01/2019 to 12/31/2019	24.477665	27.529200	134.6470
01/01/2020 to 12/31/2020	27.529200	28.978985	110.6653
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.113903	10.254766	57,869.1870
01/01/2012 to 12/31/2012	10.254766	11.721605	58,403.8871
01/01/2013 to 12/31/2013	11.721605	14.864957	54,771.2080
01/01/2014 to 12/31/2014	14.864957	15.296727	49,507.5281
01/01/2015 to 12/31/2015	15.296727	14.677993	48,678.9369
01/01/2016 to 12/31/2016	14.677993	15.663430	47,487.3386
01/01/2017 to 12/31/2017	15.663430	18.856794	46,497.8331
01/01/2018 to 12/31/2018	18.856794	16.604365	45,572.0655
01/01/2019 to 12/31/2019	16.604365	20.727666	41,835.4461
01/01/2020 to 12/31/2020	20.727666	24.134300	35,710.6239
88

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.930840	10.342882	2,078.0441
01/01/2013 to 12/31/2013	10.342882	11.582518	13,571.4379
01/01/2014 to 12/31/2014	11.582518	12.436122	21,470.6735
01/01/2015 to 12/31/2015	12.436122	11.679888	16,779.0636
01/01/2016 to 12/31/2016	11.679888	12.393911	14,866.8018
01/01/2017 to 12/31/2017	12.393911	14.362164	11,640.6586
01/01/2018 to 12/31/2018	14.362164	13.026717	10,518.1654
01/01/2019 to 12/31/2019	13.026717	15.762077	9,222.5577
01/01/2020 to 12/31/2020	15.762077	17.366223	8,106.1092
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.703561	14.887415	33,345.1879
01/01/2012 to 12/31/2012	14.887415	17.198398	29,839.0685
01/01/2013 to 12/31/2013	17.198398	22.305649	22,461.4975
01/01/2014 to 12/31/2014	22.305649	22.216749	19,643.0575
01/01/2015 to 12/31/2015	22.216749	20.578361	19,014.9772
01/01/2016 to 12/31/2016	20.578361	26.449082	17,602.1083
01/01/2017 to 12/31/2017	26.449082	28.931221	16,554.1244
01/01/2018 to 12/31/2018	28.931221	24.011294	15,947.9150
01/01/2019 to 12/31/2019	24.011294	30.278488	14,564.5911
01/01/2020 to 12/31/2020	30.278488	29.477812	13,812.9165
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.168527	9.687236	4,586.8520
01/01/2012 to 12/31/2012	9.687236	11.277211	4,556.0187
01/01/2013 to 12/31/2013	11.277211	10.492770	4,085.8263
01/01/2014 to 12/31/2014	10.492770	9.604639	3,246.2764
01/01/2015 to 12/31/2015	9.604639	8.105828	4,835.6347
01/01/2016 to 12/31/2016	8.105828	8.850363	2,308.8858
01/01/2017 to 12/31/2017	8.850363	11.122225	2,263.8424
01/01/2018 to 12/31/2018	11.122225	9.345388	2,091.6192
01/01/2019 to 12/31/2019	9.345388	11.050001	2,089.0205
01/01/2020 to 12/31/2020	11.050001	13.773420	1,935.9326
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.174412	10.163508	0.0000
01/01/2012 to 12/31/2012	10.163508	10.680714	788.9850
01/01/2013 to 12/31/2013	10.680714	10.859979	671.7993
01/01/2014 to 12/31/2014	10.859979	10.712570	555.4301
01/01/2015 to 12/31/2015	10.712570	10.402346	439.3376
01/01/2016 to 12/31/2016	10.402346	11.130331	323.2192
01/01/2017 to 12/31/2017	11.130331	11.300475	209.5178
01/01/2018 to 12/31/2018	11.300475	11.098720	95.5509
01/01/2019 to 12/31/2019	11.098720	11.631897	30.9521
01/01/2020 to 12/31/2020	11.631897	11.624383	0.0000
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987125	9.720837	0.0000
01/01/2012 to 12/31/2012	9.720837	9.936368	0.0000
01/01/2013 to 12/31/2013	9.936368	9.842815	0.0000
01/01/2014 to 12/31/2014	9.842815	9.740220	0.0000
01/01/2015 to 12/31/2015	9.740220	9.478429	0.0000
01/01/2016 to 12/31/2016	9.478429	9.572288	0.0000
01/01/2017 to 12/31/2017	9.572288	9.498729	0.0000
01/01/2018 to 12/31/2018	9.498729	9.340862	0.0000
01/01/2019 to 12/31/2019	9.340862	9.570794	0.0000
01/01/2020 to 12/31/2020	9.570794	9.570351	0.0000
89

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.059143	11.770014	0.0000
01/01/2012 to 12/31/2012	11.770014	13.170721	0.0000
01/01/2013 to 12/31/2013	13.170721	13.030810	0.0000
01/01/2014 to 12/31/2014	13.030810	12.905530	0.0000
01/01/2015 to 12/31/2015	12.905530	12.111592	0.0000
01/01/2016 to 12/31/2016	12.111592	11.963628	0.0000
01/01/2017 to 12/31/2017	11.963628	11.732061	0.0000
01/01/2018 to 12/31/2018	11.732061	11.602160	0.0000
01/01/2019 to 12/31/2019	11.602160	11.493702	0.0000
01/01/2020 to 12/31/2020	11.493702	10.589372	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.610832	12.583917	6,563.1925
01/01/2012 to 12/31/2012	12.583917	15.523381	6,809.8927
01/01/2013 to 12/31/2013	15.523381	15.739722	6,602.3491
01/01/2014 to 12/31/2014	15.739722	17.457535	5,553.2922
01/01/2015 to 12/31/2015	17.457535	16.855119	5,850.2308
01/01/2016 to 12/31/2016	16.855119	16.649172	5,157.0151
01/01/2017 to 12/31/2017	16.649172	18.056087	4,600.8471
01/01/2018 to 12/31/2018	18.056087	16.150244	4,562.6219
01/01/2019 to 12/31/2019	16.150244	19.738358	4,185.2829
01/01/2020 to 12/31/2020	19.738358	18.357264	4,097.4001
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.701949	15.703090	45,784.2590
01/01/2012 to 12/31/2012	15.703090	19.872847	42,082.2028
01/01/2013 to 12/31/2013	19.872847	25.393343	36,830.1070
01/01/2014 to 12/31/2014	25.393343	23.425845	33,605.5247
01/01/2015 to 12/31/2015	23.425845	21.901620	33,798.3912
01/01/2016 to 12/31/2016	21.901620	23.200314	33,017.8666
01/01/2017 to 12/31/2017	23.200314	29.632869	31,833.5426
01/01/2018 to 12/31/2018	29.632869	22.058018	30,855.1516
01/01/2019 to 12/31/2019	22.058018	26.895625	23,981.0179
01/01/2020 to 12/31/2020	26.895625	27.683082	18,031.1499
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010597	1.042959	0.0000
01/01/2013 to 12/31/2013	1.042959	1.040292	0.0000
01/01/2014 to 12/31/2014	1.040292	1.075523	0.0000
01/01/2015 to 12/31/2015	1.075523	1.008883	0.0000
01/01/2016 to 12/31/2016	1.008883	1.103671	13,610.5461
01/01/2017 to 12/31/2017	1.103671	1.188884	13,353.3389
01/01/2018 to 12/31/2018	1.188884	1.089133	13,811.3333
01/01/2019 to 12/31/2019	1.089133	1.229461	13,784.4537
01/01/2020 to 12/31/2020	1.229461	1.325873	13,868.4537
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.895729	9.546768	980.9680
01/01/2012 to 12/31/2012	9.546768	11.070443	972.6392
01/01/2013 to 12/31/2013	11.070443	14.676759	965.4020
01/01/2014 to 12/31/2014	14.676759	15.710084	958.7908
01/01/2015 to 12/31/2015	15.710084	14.465002	952.4832
01/01/2016 to 12/31/2016	14.465002	16.614571	946.0252
01/01/2017 to 12/31/2017	16.614571	19.202335	940.3206
01/01/2018 to 12/31/2018	19.202335	16.515715	935.0531
01/01/2019 to 12/31/2019	16.515715	20.208516	929.9145
01/01/2020 to 12/31/2020	20.208516	19.687229	926.1630
90

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.908394	14.441342	12,495.0919
01/01/2012 to 12/31/2012	14.441342	16.717534	10,912.3298
01/01/2013 to 12/31/2013	16.717534	22.947245	8,859.9855
01/01/2014 to 12/31/2014	22.947245	24.247949	7,914.8645
01/01/2015 to 12/31/2015	24.247949	23.338029	7,962.4860
01/01/2016 to 12/31/2016	23.338029	25.466235	7,392.0571
01/01/2017 to 12/31/2017	25.466235	31.256101	6,864.3843
01/01/2018 to 12/31/2018	31.256101	27.833902	6,604.3406
01/01/2019 to 12/31/2019	27.833902	33.908285	6,310.4164
01/01/2020 to 12/31/2020	33.908285	52.049144	5,297.6667
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.845555	10.268190	57.3040
01/01/2014 to 12/31/2014	10.268190	10.566806	51.6911
01/01/2015 to 12/31/2015	10.566806	10.397185	46.3367
01/01/2016 to 12/31/2016	10.397185	10.408156	40.8538
01/01/2017 to 12/31/2017	10.408156	10.529988	36.0103
01/01/2018 to 12/31/2018	10.529988	10.312196	12,956.5730
01/01/2019 to 12/31/2019	10.312196	10.927425	15,306.1415
01/01/2020 to 12/31/2020	10.927425	11.544229	23,440.7082
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.162916	10.528410	1,023.9650
01/01/2012 to 12/31/2012	10.528410	10.815253	63.4489
01/01/2013 to 04/26/2013	10.815253	10.786602	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012651	1.044995	20,611.6351
01/01/2013 to 12/31/2013	1.044995	1.135706	0.0000
01/01/2014 to 12/31/2014	1.135706	1.189684	15,732.0692
01/01/2015 to 12/31/2015	1.189684	1.175377	15,326.0907
01/01/2016 to 12/31/2016	1.175377	1.184364	27,810.7419
01/01/2017 to 12/31/2017	1.184364	1.353017	28,072.7331
01/01/2018 to 12/31/2018	1.353017	1.229522	27,908.4225
01/01/2019 to 12/31/2019	1.229522	1.407600	27,138.2258
01/01/2020 to 12/31/2020	1.407600	1.546785	25,489.6795
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996755	1.035393	0.0000
01/01/2015 to 12/31/2015	1.035393	1.003902	0.0000
01/01/2016 to 12/31/2016	1.003902	1.002651	0.0000
01/01/2017 to 12/31/2017	1.002651	1.133949	0.0000
01/01/2018 to 04/30/2018	1.133949	1.103311	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.622943	12.177853	2,700.6721
01/01/2012 to 12/31/2012	12.177853	13.942379	2,697.7453
01/01/2013 to 12/31/2013	13.942379	15.991159	2,303.5732
01/01/2014 to 12/31/2014	15.991159	16.201753	2,318.7789
01/01/2015 to 12/31/2015	16.201753	16.059816	2,318.4815
01/01/2016 to 12/31/2016	16.059816	16.477348	14.8876
01/01/2017 to 12/31/2017	16.477348	19.842242	14.0119
01/01/2018 to 12/31/2018	19.842242	18.380841	13.8851
01/01/2019 to 12/31/2019	18.380841	22.953148	0.0000
01/01/2020 to 12/31/2020	22.953148	25.798587	0.0000
91

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.060179	7.138276	32,935.0215
01/01/2012 to 12/31/2012	7.138276	8.282721	28,492.5184
01/01/2013 to 12/31/2013	8.282721	11.809305	27,477.2782
01/01/2014 to 12/31/2014	11.809305	13.748680	24,605.2407
01/01/2015 to 12/31/2015	13.748680	12.919478	24,936.0493
01/01/2016 to 12/31/2016	12.919478	12.990098	27,084.1642
01/01/2017 to 12/31/2017	12.990098	15.062651	26,464.4446
01/01/2018 to 12/31/2018	15.062651	13.706894	25,258.6674
01/01/2019 to 12/31/2019	13.706894	16.585521	23,901.4250
01/01/2020 to 12/31/2020	16.585521	21.474180	20,372.5880
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	127.101648	115.074290	0.0000
01/01/2012 to 12/31/2012	115.074290	138.039994	0.0000
01/01/2013 to 12/31/2013	138.039994	174.082427	0.0000
01/01/2014 to 04/25/2014	174.082427	180.874023	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.439515	6.831593	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.760561	11.198655	0.0000
01/01/2014 to 12/31/2014	11.198655	11.981493	3,118.2247
01/01/2015 to 12/31/2015	11.981493	11.590309	3,101.7094
01/01/2016 to 12/31/2016	11.590309	11.844462	3,082.5150
01/01/2017 to 12/31/2017	11.844462	13.401921	3,064.8961
01/01/2018 to 12/31/2018	13.401921	12.179015	3,048.6115
01/01/2019 to 12/31/2019	12.179015	14.515180	3,030.7311
01/01/2020 to 12/31/2020	14.515180	15.144822	3,011.0139
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.556384	11.852786	20,090.1745
01/01/2012 to 12/31/2012	11.852786	13.544241	19,092.8138
01/01/2013 to 12/31/2013	13.544241	15.816918	18,329.2291
01/01/2014 to 12/31/2014	15.816918	14.411798	17,881.1682
01/01/2015 to 12/31/2015	14.411798	13.861929	17,929.2175
01/01/2016 to 12/31/2016	13.861929	13.455033	15,207.3835
01/01/2017 to 12/31/2017	13.455033	16.886036	13,688.8495
01/01/2018 to 12/31/2018	16.886036	14.219076	13,068.4571
01/01/2019 to 12/31/2019	14.219076	17.866012	12,383.0843
01/01/2020 to 12/31/2020	17.866012	19.770876	10,692.4843
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999712	1.030595	0.0000
01/01/2015 to 12/31/2015	1.030595	0.953901	0.0000
01/01/2016 to 12/31/2016	0.953901	1.037981	0.0000
01/01/2017 to 12/31/2017	1.037981	1.144525	0.0000
01/01/2018 to 12/31/2018	1.144525	1.035531	0.0000
01/01/2019 to 12/31/2019	1.035531	1.237039	0.0000
01/01/2020 to 12/31/2020	1.237039	1.354778	0.0000
92

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.055646	14.209475	21,820.2766
01/01/2012 to 12/31/2012	14.209475	15.183153	19,817.3161
01/01/2013 to 12/31/2013	15.183153	13.488580	20,785.2346
01/01/2014 to 12/31/2014	13.488580	13.590401	19,385.4548
01/01/2015 to 12/31/2015	13.590401	12.894055	19,487.5084
01/01/2016 to 12/31/2016	12.894055	13.255385	17,028.3491
01/01/2017 to 12/31/2017	13.255385	13.430804	16,649.4762
01/01/2018 to 12/31/2018	13.430804	12.833367	16,136.5777
01/01/2019 to 12/31/2019	12.833367	13.606011	15,320.8209
01/01/2020 to 12/31/2020	13.606011	14.860279	18,864.2894
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.307270	15.465142	56,492.9548
01/01/2012 to 12/31/2012	15.465142	16.545950	53,329.8862
01/01/2013 to 12/31/2013	16.545950	15.891757	49,602.7820
01/01/2014 to 12/31/2014	15.891757	16.213833	43,870.6205
01/01/2015 to 12/31/2015	16.213833	15.877679	42,207.6985
01/01/2016 to 12/31/2016	15.877679	15.953489	39,457.2410
01/01/2017 to 12/31/2017	15.953489	16.325991	37,706.3309
01/01/2018 to 12/31/2018	16.325991	15.948134	43,667.0061
01/01/2019 to 12/31/2019	15.948134	16.938192	38,343.6686
01/01/2020 to 12/31/2020	16.938192	17.997276	40,797.5909
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214143	10.700558	0.0000
01/01/2014 to 12/31/2014	10.700558	11.383616	8,890.5655
01/01/2015 to 12/31/2015	11.383616	11.007543	8,240.2380
01/01/2016 to 12/31/2016	11.007543	11.270951	0.0000
01/01/2017 to 12/31/2017	11.270951	12.855445	0.0000
01/01/2018 to 04/30/2018	12.855445	12.267120	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010629	1.063021	0.0000
01/01/2013 to 12/31/2013	1.063021	1.146180	0.0000
01/01/2014 to 12/31/2014	1.146180	1.209223	12,265.0055
01/01/2015 to 12/31/2015	1.209223	1.173684	12,133.7968
01/01/2016 to 12/31/2016	1.173684	1.214266	12,145.4337
01/01/2017 to 12/31/2017	1.214266	1.359098	12,270.7940
01/01/2018 to 12/31/2018	1.359098	1.205292	12,460.9379
01/01/2019 to 12/31/2019	1.205292	1.433910	11,674.0372
01/01/2020 to 12/31/2020	1.433910	1.433623	11,809.2312
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.260787	11.144271	0.0000
01/01/2012 to 12/31/2012	11.144271	12.313150	393.6022
01/01/2013 to 12/31/2013	12.313150	13.616481	393.1302
01/01/2014 to 12/31/2014	13.616481	14.108439	1,057.8111
01/01/2015 to 12/31/2015	14.108439	13.544002	1,056.2581
01/01/2016 to 12/31/2016	13.544002	14.029684	3,691.0270
01/01/2017 to 12/31/2017	14.029684	15.917935	3,693.8877
01/01/2018 to 12/31/2018	15.917935	14.569152	3,648.8094
01/01/2019 to 12/31/2019	14.569152	17.063954	3,560.7756
01/01/2020 to 12/31/2020	17.063954	18.350422	3,508.2770
93

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.854137	10.402723	0.0000
01/01/2012 to 12/31/2012	10.402723	11.716593	0.0000
01/01/2013 to 12/31/2013	11.716593	13.546625	0.0000
01/01/2014 to 12/31/2014	13.546625	13.978632	670.1877
01/01/2015 to 12/31/2015	13.978632	13.371768	671.2863
01/01/2016 to 12/31/2016	13.371768	13.994711	662.8143
01/01/2017 to 12/31/2017	13.994711	16.395850	649.1085
01/01/2018 to 12/31/2018	16.395850	14.649002	645.9828
01/01/2019 to 12/31/2019	14.649002	17.564027	596.2499
01/01/2020 to 12/31/2020	17.564027	19.046698	554.6335
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	45.808996	43.059881	13,691.8383
01/01/2012 to 12/31/2012	43.059881	49.740392	10,582.0375
01/01/2013 to 12/31/2013	49.740392	65.158254	9,468.8680
01/01/2014 to 12/31/2014	65.158254	72.277797	8,819.7862
01/01/2015 to 12/31/2015	72.277797	68.237658	8,611.4343
01/01/2016 to 12/31/2016	68.237658	77.473378	7,923.3458
01/01/2017 to 12/31/2017	77.473378	88.726550	7,345.8598
01/01/2018 to 12/31/2018	88.726550	78.915877	6,966.4130
01/01/2019 to 12/31/2019	78.915877	97.767045	6,668.2720
01/01/2020 to 12/31/2020	97.767045	98.476655	6,088.6424
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.793410	9.432268	46,495.7281
01/01/2012 to 12/31/2012	9.432268	10.498908	41,431.8105
01/01/2013 to 12/31/2013	10.498908	14.041441	29,301.3717
01/01/2014 to 12/31/2014	14.041441	15.506117	23,389.0859
01/01/2015 to 12/31/2015	15.506117	16.197183	22,833.8381
01/01/2016 to 12/31/2016	16.197183	16.846440	21,966.4201
01/01/2017 to 12/31/2017	16.846440	20.579427	20,072.5468
01/01/2018 to 12/31/2018	20.579427	19.707798	18,603.4128
01/01/2019 to 12/31/2019	19.707798	25.293903	17,613.2345
01/01/2020 to 12/31/2020	25.293903	30.690435	16,020.8276
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.338365	22.009088	0.0000
01/01/2012 to 12/31/2012	22.009088	24.716582	0.0000
01/01/2013 to 12/31/2013	24.716582	31.537909	3,691.3506
01/01/2014 to 12/31/2014	31.537909	33.860596	2,207.3075
01/01/2015 to 12/31/2015	33.860596	30.178848	1,639.1916
01/01/2016 to 12/31/2016	30.178848	34.133446	1,312.7935
01/01/2017 to 12/31/2017	34.133446	36.593245	1,232.5216
01/01/2018 to 12/31/2018	36.593245	32.192876	1,055.2152
01/01/2019 to 12/31/2019	32.192876	40.661183	336.4607
01/01/2020 to 12/31/2020	40.661183	42.855365	301.5514
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.814344	13.594061	5,584.3307
01/01/2012 to 12/31/2012	13.594061	15.721675	5,007.7901
01/01/2013 to 12/31/2013	15.721675	20.421648	4,323.4790
01/01/2014 to 12/31/2014	20.421648	22.642696	4,129.4132
01/01/2015 to 12/31/2015	22.642696	20.150222	4,056.2656
01/01/2016 to 12/31/2016	20.150222	22.332768	3,681.7127
01/01/2017 to 12/31/2017	22.332768	24.229776	3,561.3969
01/01/2018 to 12/31/2018	24.229776	20.570247	3,483.3172
01/01/2019 to 12/31/2019	20.570247	27.300016	3,319.9021
01/01/2020 to 12/31/2020	27.300016	27.456816	2,952.1740
94

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.696835	10.811321	1,966.0979
01/01/2013 to 12/31/2013	10.811321	10.108168	0.0000
01/01/2014 to 12/31/2014	10.108168	10.646086	0.0000
01/01/2015 to 12/31/2015	10.646086	10.469679	0.0000
01/01/2016 to 12/31/2016	10.469679	10.387162	0.0000
01/01/2017 to 12/31/2017	10.387162	10.436348	0.0000
01/01/2018 to 12/31/2018	10.436348	10.211655	0.0000
01/01/2019 to 12/31/2019	10.211655	10.748773	0.0000
01/01/2020 to 12/31/2020	10.748773	11.332818	7,993.2692
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.839864	9.655215	523.2557
01/01/2014 to 12/31/2014	9.655215	9.138442	468.6512
01/01/2015 to 12/31/2015	9.138442	8.754312	415.4409
01/01/2016 to 12/31/2016	8.754312	9.005371	360.7939
01/01/2017 to 12/31/2017	9.005371	11.895686	312.9493
01/01/2018 to 12/31/2018	11.895686	9.644693	268.3672
01/01/2019 to 12/31/2019	9.644693	12.504859	224.7493
01/01/2020 to 12/31/2020	12.504859	15.459722	184.7203
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.804768	7.390386	627.6529
01/01/2012 to 12/31/2012	7.390386	8.498173	582.3649
01/01/2013 to 04/26/2013	8.498173	8.794202	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.885952	9.681058	87,828.5453
01/01/2012 to 12/31/2012	9.681058	9.478774	87,940.3047
01/01/2013 to 12/31/2013	9.478774	9.281786	60,305.2092
01/01/2014 to 12/31/2014	9.281786	9.088890	57,407.7903
01/01/2015 to 12/31/2015	9.088890	8.900004	56,308.8430
01/01/2016 to 12/31/2016	8.900004	8.724817	54,396.2546
01/01/2017 to 12/31/2017	8.724817	8.598214	52,607.4082
01/01/2018 to 12/31/2018	8.598214	8.548959	49,949.5334
01/01/2019 to 12/31/2019	8.548959	8.528524	45,555.0685
01/01/2020 to 12/31/2020	8.528524	8.366852	55,296.5068
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.093470	13.289757	0.0000
01/01/2015 to 12/31/2015	13.289757	12.937364	0.0000
01/01/2016 to 12/31/2016	12.937364	13.242415	12,847.3322
01/01/2017 to 12/31/2017	13.242415	13.866970	0.0000
01/01/2018 to 12/31/2018	13.866970	13.222703	0.0000
01/01/2019 to 12/31/2019	13.222703	14.467551	0.0000
01/01/2020 to 12/31/2020	14.467551	15.514306	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.576883	11.538096	130,314.3814
01/01/2012 to 12/31/2012	11.538096	12.529797	118,038.4255
01/01/2013 to 12/31/2013	12.529797	13.383435	102,918.0558
01/01/2014 to 04/25/2014	13.383435	13.463813	0.0000
95

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.638844	11.384171	558,417.7000
01/01/2012 to 12/31/2012	11.384171	12.527923	549,999.7106
01/01/2013 to 12/31/2013	12.527923	14.012766	453,411.7255
01/01/2014 to 04/25/2014	14.012766	14.043800	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.661080	13.976986	478,607.6052
01/01/2015 to 12/31/2015	13.976986	13.539601	445,024.4337
01/01/2016 to 12/31/2016	13.539601	14.065380	404,549.2221
01/01/2017 to 12/31/2017	14.065380	15.239768	350,340.2685
01/01/2018 to 12/31/2018	15.239768	14.264617	312,446.6366
01/01/2019 to 12/31/2019	14.264617	16.146679	297,505.4489
01/01/2020 to 12/31/2020	16.146679	17.555413	281,615.6948
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.426489	10.998983	472,778.5681
01/01/2012 to 12/31/2012	10.998983	12.269552	463,746.1630
01/01/2013 to 12/31/2013	12.269552	14.347727	493,353.0311
01/01/2014 to 04/25/2014	14.347727	14.336227	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.048680	14.482466	463,726.4759
01/01/2015 to 12/31/2015	14.482466	14.001678	452,413.8717
01/01/2016 to 12/31/2016	14.001678	14.684906	427,251.8867
01/01/2017 to 12/31/2017	14.684906	16.499083	403,973.5345
01/01/2018 to 12/31/2018	16.499083	15.164884	344,480.1032
01/01/2019 to 12/31/2019	15.164884	17.734107	308,702.0680
01/01/2020 to 12/31/2020	17.734107	19.769690	269,416.0717
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.316411	10.652454	626,580.1785
01/01/2012 to 12/31/2012	10.652454	12.069591	594,770.1290
01/01/2013 to 12/31/2013	12.069591	14.881637	569,176.6660
01/01/2014 to 04/25/2014	14.881637	14.788836	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.495102	9.134478	0.0000
01/01/2012 to 12/31/2012	9.134478	10.385784	8,060.1598
01/01/2013 to 04/26/2013	10.385784	11.156008	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.023297	14.539708	567,752.7891
01/01/2015 to 12/31/2015	14.539708	13.996027	527,058.2623
01/01/2016 to 12/31/2016	13.996027	14.820894	477,462.6207
01/01/2017 to 12/31/2017	14.820894	17.294874	489,788.7965
01/01/2018 to 12/31/2018	17.294874	15.559744	469,084.5520
01/01/2019 to 12/31/2019	15.559744	18.851723	440,716.2752
01/01/2020 to 12/31/2020	18.851723	21.522239	376,230.2709
96

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.962259	13.517298	22,788.6190
01/01/2012 to 12/31/2012	13.517298	14.767757	17,738.6948
01/01/2013 to 12/31/2013	14.767757	19.740582	16,625.2476
01/01/2014 to 12/31/2014	19.740582	19.653874	14,801.9574
01/01/2015 to 12/31/2015	19.653874	17.385305	14,666.4365
01/01/2016 to 12/31/2016	17.385305	20.880362	13,692.8388
01/01/2017 to 12/31/2017	20.880362	23.011714	13,015.5435
01/01/2018 to 12/31/2018	23.011714	19.507645	10,900.7825
01/01/2019 to 12/31/2019	19.507645	23.579649	10,346.9858
01/01/2020 to 12/31/2020	23.579649	24.469121	9,040.9120
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.984068	13.928575	0.0000
01/01/2012 to 12/31/2012	13.928575	16.079426	0.0000
01/01/2013 to 12/31/2013	16.079426	20.091470	0.0000
01/01/2014 to 12/31/2014	20.091470	18.356787	0.0000
01/01/2015 to 12/31/2015	18.356787	19.009792	0.0000
01/01/2016 to 12/31/2016	19.009792	19.699343	0.0000
01/01/2017 to 12/31/2017	19.699343	25.164826	468.6211
01/01/2018 to 12/31/2018	25.164826	19.572392	439.0730
01/01/2019 to 12/31/2019	19.572392	23.580455	116.9490
01/01/2020 to 12/31/2020	23.580455	25.118866	642.0562
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	20.879902	21.154106	0.0000
01/01/2017 to 12/31/2017	21.154106	24.612312	0.0000
01/01/2018 to 12/31/2018	24.612312	24.012900	0.0000
01/01/2019 to 12/31/2019	24.012900	30.719632	0.0000
01/01/2020 to 12/31/2020	30.719632	33.379758	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.680770	15.538956	0.0000
01/01/2012 to 12/31/2012	15.538956	16.793238	0.0000
01/01/2013 to 12/31/2013	16.793238	21.823912	0.0000
01/01/2014 to 12/31/2014	21.823912	23.706517	0.0000
01/01/2015 to 12/31/2015	23.706517	23.155662	0.0000
01/01/2016 to 04/29/2016	23.155662	23.246687	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.020174	11.278942	91,493.1985
01/01/2012 to 12/31/2012	11.278942	12.446050	87,379.7579
01/01/2013 to 12/31/2013	12.446050	16.273793	74,796.9652
01/01/2014 to 12/31/2014	16.273793	17.600329	66,438.7170
01/01/2015 to 12/31/2015	17.600329	17.625207	64,296.7258
01/01/2016 to 12/31/2016	17.625207	18.493360	61,390.1917
01/01/2017 to 12/31/2017	18.493360	21.536602	57,257.7114
01/01/2018 to 12/31/2018	21.536602	21.033977	50,733.5190
01/01/2019 to 12/31/2019	21.033977	26.934881	38,001.9852
01/01/2020 to 12/31/2020	26.934881	29.295855	26,805.5905
97

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.103697	16.733958	3,246.3993
01/01/2014 to 12/31/2014	16.733958	18.168349	3,299.9936
01/01/2015 to 12/31/2015	18.168349	18.254078	3,129.7070
01/01/2016 to 12/31/2016	18.254078	18.796662	2,931.3709
01/01/2017 to 12/31/2017	18.796662	22.997117	2,748.0128
01/01/2018 to 12/31/2018	22.997117	21.187721	2,659.1514
01/01/2019 to 12/31/2019	21.187721	27.560597	2,565.5309
01/01/2020 to 12/31/2020	27.560597	35.456211	2,079.8958
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.837323	12.538715	3,718.6104
01/01/2012 to 12/31/2012	12.538715	13.015788	3,423.8553
01/01/2013 to 04/26/2013	13.015788	14.013409	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.588814	11.373635	34,141.6870
01/01/2012 to 12/31/2012	11.373635	12.868563	84,891.2825
01/01/2013 to 12/31/2013	12.868563	17.229934	72,349.8700
01/01/2014 to 12/31/2014	17.229934	18.347040	64,553.9386
01/01/2015 to 12/31/2015	18.347040	19.859289	61,681.7872
01/01/2016 to 12/31/2016	19.859289	19.421350	59,165.3776
01/01/2017 to 12/31/2017	19.421350	26.053947	53,781.1751
01/01/2018 to 12/31/2018	26.053947	25.538482	50,401.7754
01/01/2019 to 12/31/2019	25.538482	33.134140	39,739.1348
01/01/2020 to 12/31/2020	33.134140	50.735345	28,272.2543
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.748418	7.296360	510.1699
01/01/2012 to 12/31/2012	7.296360	8.049322	510.1699
01/01/2013 to 04/26/2013	8.049322	8.631100	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.857588	7.588397	95,716.3373
01/01/2012 to 04/27/2012	7.588397	8.517491	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.279492	14.983417	43.6331
01/01/2012 to 12/31/2012	14.983417	15.196072	42.8533
01/01/2013 to 12/31/2013	15.196072	14.497782	42.0976
01/01/2014 to 12/31/2014	14.497782	14.971613	41.3500
01/01/2015 to 12/31/2015	14.971613	14.652215	0.0000
01/01/2016 to 12/31/2016	14.652215	14.647091	0.0000
01/01/2017 to 12/31/2017	14.647091	14.764888	1,078.4409
01/01/2018 to 12/31/2018	14.764888	14.385389	985.8417
01/01/2019 to 12/31/2019	14.385389	15.261685	896.9872
01/01/2020 to 12/31/2020	15.261685	15.973168	813.9093
98

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.935012	15.255038	0.0000
01/01/2012 to 12/31/2012	15.255038	17.515438	0.0000
01/01/2013 to 12/31/2013	17.515438	22.769244	0.0000
01/01/2014 to 12/31/2014	22.769244	24.350044	513.2910
01/01/2015 to 12/31/2015	24.350044	23.205569	510.5726
01/01/2016 to 12/31/2016	23.205569	27.286896	507.4129
01/01/2017 to 12/31/2017	27.286896	30.890844	504.5125
01/01/2018 to 12/31/2018	30.890844	26.747413	501.8319
01/01/2019 to 12/31/2019	26.747413	32.880824	498.8887
01/01/2020 to 12/31/2020	32.880824	36.403072	495.6432
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.606596	9.927666	0.0000
01/01/2012 to 12/31/2012	9.927666	11.464150	0.0000
01/01/2013 to 12/31/2013	11.464150	13.632491	0.0000
01/01/2014 to 12/31/2014	13.632491	12.504062	1,809.8572
01/01/2015 to 12/31/2015	12.504062	12.083667	1,800.2711
01/01/2016 to 12/31/2016	12.083667	11.947170	1,789.1308
01/01/2017 to 12/31/2017	11.947170	14.571230	1,778.9044
01/01/2018 to 12/31/2018	14.571230	12.251725	1,769.4523
01/01/2019 to 12/31/2019	12.251725	14.585822	1,759.0748
01/01/2020 to 12/31/2020	14.585822	15.355492	1,747.6310
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.137255	15.118613	7,738.8537
01/01/2012 to 12/31/2012	15.118613	17.163244	7,738.8537
01/01/2013 to 12/31/2013	17.163244	23.213668	7,738.8537
01/01/2014 to 12/31/2014	23.213668	23.806429	9,251.3280
01/01/2015 to 12/31/2015	23.806429	22.254116	9,243.5674
01/01/2016 to 12/31/2016	22.254116	26.351751	1,495.6493
01/01/2017 to 12/31/2017	26.351751	29.495609	1,487.3210
01/01/2018 to 12/31/2018	29.495609	25.642831	1,479.5252
01/01/2019 to 12/31/2019	25.642831	31.438321	1,471.0224
01/01/2020 to 12/31/2020	31.438321	36.711879	1,434.7460
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.183241	11.130398	18,154.7342
01/01/2012 to 12/31/2012	11.130398	12.579353	17,195.8142
01/01/2013 to 12/31/2013	12.579353	16.222697	15,352.4496
01/01/2014 to 12/31/2014	16.222697	17.966407	14,455.8746
01/01/2015 to 12/31/2015	17.966407	17.753715	13,941.4386
01/01/2016 to 12/31/2016	17.753715	19.363654	6,626.4747
01/01/2017 to 12/31/2017	19.363654	22.988576	7,934.8595
01/01/2018 to 12/31/2018	22.988576	21.420738	6,069.4395
01/01/2019 to 12/31/2019	21.420738	27.436310	6,324.0606
01/01/2020 to 12/31/2020	27.436310	31.653590	5,532.5865
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.039075	19.815485	44.9619
01/01/2014 to 12/31/2014	19.815485	21.453123	40.5572
01/01/2015 to 12/31/2015	21.453123	20.930714	36.3566
01/01/2016 to 12/31/2016	20.930714	23.384780	32.0543
01/01/2017 to 12/31/2017	23.384780	26.926626	28.2542
01/01/2018 to 12/31/2018	26.926626	23.663801	24.7457
01/01/2019 to 12/31/2019	23.663801	30.087944	21.3229
01/01/2020 to 12/31/2020	30.087944	30.538313	281.4403
99

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.732570	8.504691	90.2192
01/01/2012 to 12/31/2012	8.504691	9.485882	81.1738
01/01/2013 to 04/26/2013	9.485882	10.367847	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.222702	18.920370	20,485.6924
01/01/2014 to 12/31/2014	18.920370	18.471468	18,153.9625
01/01/2015 to 12/31/2015	18.471468	18.156328	17,649.9473
01/01/2016 to 12/31/2016	18.156328	21.049403	16,919.9986
01/01/2017 to 12/31/2017	21.049403	23.805827	15,938.8827
01/01/2018 to 12/31/2018	23.805827	21.680020	14,470.8647
01/01/2019 to 12/31/2019	21.680020	27.472370	10,383.5771
01/01/2020 to 12/31/2020	27.472370	33.560394	6,787.5153
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.613618	13.555459	23,605.0025
01/01/2012 to 12/31/2012	13.555459	13.973816	22,540.3961
01/01/2013 to 04/26/2013	13.973816	15.117788	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.569461	8.256108	20,567.8147
01/01/2014 to 12/31/2014	8.256108	8.798072	18,609.9497
01/01/2015 to 12/31/2015	8.798072	9.520930	17,239.0176
01/01/2016 to 12/31/2016	9.520930	9.465887	16,343.3836
01/01/2017 to 12/31/2017	9.465887	12.372998	14,746.6829
01/01/2018 to 12/31/2018	12.372998	11.974598	10,466.3547
01/01/2019 to 12/31/2019	11.974598	15.312689	9,155.0465
01/01/2020 to 12/31/2020	15.312689	20.487728	8,123.7473
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.467236	5.706418	26,268.4721
01/01/2012 to 12/31/2012	5.706418	6.264302	21,398.3971
01/01/2013 to 04/26/2013	6.264302	6.536152	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.530350	15.120103	0.0000
01/01/2012 to 12/31/2012	15.120103	15.185912	0.0000
01/01/2013 to 12/31/2013	15.185912	16.469604	0.0000
01/01/2014 to 12/31/2014	16.469604	13.091344	0.0000
01/01/2015 to 12/31/2015	13.091344	8.619677	0.0000
01/01/2016 to 12/31/2016	8.619677	12.132527	0.0000
01/01/2017 to 12/31/2017	12.132527	11.793076	0.0000
01/01/2018 to 12/31/2018	11.793076	8.214974	0.0000
01/01/2019 to 12/31/2019	8.214974	9.037739	0.0000
01/01/2020 to 12/31/2020	9.037739	10.723598	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	25.798550	26.634862	23,891.8585
01/01/2017 to 12/31/2017	26.634862	28.151936	21,958.0388
01/01/2018 to 12/31/2018	28.151936	26.454493	20,905.7935
01/01/2019 to 12/31/2019	26.454493	29.592167	20,357.7519
01/01/2020 to 12/31/2020	29.592167	30.891787	19,080.1185
100

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	21.905534	22.407901	37,871.3109
01/01/2012 to 12/31/2012	22.407901	24.780501	33,668.0383
01/01/2013 to 12/31/2013	24.780501	26.201722	29,407.0428
01/01/2014 to 12/31/2014	26.201722	26.896231	26,129.8419
01/01/2015 to 12/31/2015	26.896231	25.764560	25,399.6199
01/01/2016 to 04/29/2016	25.764560	26.486615	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	26.325331	27.202526	510.9430
01/01/2017 to 12/31/2017	27.202526	28.766001	419.2552
01/01/2018 to 12/31/2018	28.766001	27.062077	328.9130
01/01/2019 to 12/31/2019	27.062077	30.288508	269.2483
01/01/2020 to 12/31/2020	30.288508	31.666210	227.1109
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.201584	12.361780	851.2399
01/01/2012 to 12/31/2012	12.361780	13.490062	1,752.6251
01/01/2013 to 12/31/2013	13.490062	13.396091	1,559.4060
01/01/2014 to 12/31/2014	13.396091	13.700488	1,371.2499
01/01/2015 to 12/31/2015	13.700488	13.220247	1,184.7046
01/01/2016 to 04/29/2016	13.220247	13.516935	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.516877	15.995424	498.2742
01/01/2012 to 12/31/2012	15.995424	16.138590	498.2742
01/01/2013 to 12/31/2013	16.138590	15.660139	498.2742
01/01/2014 to 12/31/2014	15.660139	15.725756	498.2742
01/01/2015 to 12/31/2015	15.725756	15.446228	498.2742
01/01/2016 to 12/31/2016	15.446228	15.279709	498.2742
01/01/2017 to 12/31/2017	15.279709	15.213812	498.2742
01/01/2018 to 12/31/2018	15.213812	14.999846	498.2742
01/01/2019 to 12/31/2019	14.999846	15.537123	498.2742
01/01/2020 to 12/31/2020	15.537123	15.960646	498.2742
101

CONDENSED FINANCIAL INFORMATION (continued)
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class L-4 Year
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.178148	10.497446	5,189.9526
01/01/2013 to 12/31/2013	10.497446	11.459381	29,163.0295
01/01/2014 to 12/31/2014	11.459381	12.081996	58,095.9200
01/01/2015 to 12/31/2015	12.081996	11.935192	54,893.6108
01/01/2016 to 12/31/2016	11.935192	12.143818	63,424.3749
01/01/2017 to 12/31/2017	12.143818	13.552152	78,439.8596
01/01/2018 to 12/31/2018	13.552152	12.381420	75,412.8335
01/01/2019 to 12/31/2019	12.381420	14.358534	70,735.5660
01/01/2020 to 12/31/2020	14.358534	14.959964	67,863.5712
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.784098	9.405479	3,720,487.5387
01/01/2012 to 12/31/2012	9.405479	10.486500	3,636,994.6124
01/01/2013 to 12/31/2013	10.486500	12.208182	3,440,159.9043
01/01/2014 to 12/31/2014	12.208182	12.715716	3,237,064.4371
01/01/2015 to 12/31/2015	12.715716	12.400753	2,816,824.0450
01/01/2016 to 12/31/2016	12.400753	13.130747	2,691,878.8768
01/01/2017 to 12/31/2017	13.130747	15.071216	2,544,629.5379
01/01/2018 to 12/31/2018	15.071216	14.162702	2,432,186.2185
01/01/2019 to 12/31/2019	14.162702	16.626204	2,392,786.3290
01/01/2020 to 12/31/2020	16.626204	18.871223	2,060,558.1921
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.306378	8.708073	2,613,840.2336
01/01/2012 to 12/31/2012	8.708073	9.933828	2,387,465.9683
01/01/2013 to 12/31/2013	9.933828	12.206386	2,213,019.1547
01/01/2014 to 12/31/2014	12.206386	12.754435	2,176,189.9736
01/01/2015 to 12/31/2015	12.754435	12.432218	2,132,234.5042
01/01/2016 to 12/31/2016	12.432218	13.304348	2,113,354.8316
01/01/2017 to 12/31/2017	13.304348	15.857161	2,082,995.9460
01/01/2018 to 12/31/2018	15.857161	14.674276	1,952,866.6382
01/01/2019 to 12/31/2019	14.674276	17.819099	1,736,540.2842
01/01/2020 to 12/31/2020	17.819099	20.462478	1,646,610.1179
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.105799	8.532140	251,752.5607
01/01/2012 to 12/31/2012	8.532140	9.838177	222,989.5897
01/01/2013 to 12/31/2013	9.838177	12.540809	210,768.5145
01/01/2014 to 12/31/2014	12.540809	13.325075	224,367.2955
01/01/2015 to 12/31/2015	13.325075	13.936918	205,437.9853
01/01/2016 to 12/31/2016	13.936918	14.933854	187,201.3651
01/01/2017 to 12/31/2017	14.933854	18.760905	150,830.9277
01/01/2018 to 12/31/2018	18.760905	18.332413	145,860.8984
01/01/2019 to 12/31/2019	18.332413	23.467864	130,563.5809
01/01/2020 to 12/31/2020	23.467864	34.949168	106,169.6557
102

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.026861	9.867207	1,178,660.4354
01/01/2012 to 12/31/2012	9.867207	10.740633	1,153,882.2955
01/01/2013 to 12/31/2013	10.740633	11.975342	1,086,841.1016
01/01/2014 to 12/31/2014	11.975342	12.478537	1,051,979.2246
01/01/2015 to 12/31/2015	12.478537	12.166943	972,266.5251
01/01/2016 to 12/31/2016	12.166943	12.787964	873,723.1529
01/01/2017 to 12/31/2017	12.787964	14.188915	860,359.1450
01/01/2018 to 12/31/2018	14.188915	13.458526	819,660.8941
01/01/2019 to 12/31/2019	13.458526	15.354103	761,711.7624
01/01/2020 to 12/31/2020	15.354103	17.038496	686,228.4071
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.107341	11.482334	62,539.1831
01/01/2013 to 12/31/2013	11.482334	10.895034	134,695.0142
01/01/2014 to 12/31/2014	10.895034	11.128446	145,068.0627
01/01/2015 to 12/31/2015	11.128446	9.883533	122,102.4339
01/01/2016 to 12/31/2016	9.883533	10.577105	126,660.1801
01/01/2017 to 12/31/2017	10.577105	11.407300	121,448.5740
01/01/2018 to 12/31/2018	11.407300	10.491455	112,578.0853
01/01/2019 to 12/31/2019	10.491455	12.356676	63,097.4058
01/01/2020 to 12/31/2020	12.356676	12.502698	55,601.5317
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.934082	10.228279	25,787.9890
01/01/2013 to 12/31/2013	10.228279	11.081407	106,154.1305
01/01/2014 to 12/31/2014	11.081407	11.527592	149,704.3644
01/01/2015 to 12/31/2015	11.527592	11.309628	121,555.5653
01/01/2016 to 12/31/2016	11.309628	11.600120	138,263.7788
01/01/2017 to 12/31/2017	11.600120	12.910083	130,530.3304
01/01/2018 to 12/31/2018	12.910083	11.767660	120,299.9088
01/01/2019 to 12/31/2019	11.767660	13.941603	101,216.0989
01/01/2020 to 12/31/2020	13.941603	14.282476	111,319.5498
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.606939	19.709415	63,772.1105
01/01/2012 to 12/31/2012	19.709415	22.558187	64,114.9242
01/01/2013 to 12/31/2013	22.558187	24.223673	65,832.9796
01/01/2014 to 12/31/2014	24.223673	24.575543	62,651.1808
01/01/2015 to 12/31/2015	24.575543	23.160238	59,441.4949
01/01/2016 to 12/31/2016	23.160238	25.926754	42,053.3982
01/01/2017 to 12/31/2017	25.926754	27.441522	36,507.3027
01/01/2018 to 12/31/2018	27.441522	26.174945	35,212.1552
01/01/2019 to 12/31/2019	26.174945	29.526483	36,140.8095
01/01/2020 to 12/31/2020	29.526483	31.175090	34,280.7707
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.321306	10.477473	1,330,524.7197
01/01/2012 to 12/31/2012	10.477473	12.012329	1,276,477.5885
01/01/2013 to 12/31/2013	12.012329	15.279383	1,244,756.5605
01/01/2014 to 12/31/2014	15.279383	15.770441	1,113,539.5382
01/01/2015 to 12/31/2015	15.770441	15.178031	1,006,585.2448
01/01/2016 to 12/31/2016	15.178031	16.245697	821,914.5060
01/01/2017 to 12/31/2017	16.245697	19.616323	752,347.4040
01/01/2018 to 12/31/2018	19.616323	17.325399	698,200.3433
01/01/2019 to 12/31/2019	17.325399	21.692716	628,504.8558
01/01/2020 to 12/31/2020	21.692716	25.334037	577,076.0174
103

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.960927	10.395119	3,960.2735
01/01/2013 to 12/31/2013	10.395119	11.675982	411,154.7260
01/01/2014 to 12/31/2014	11.675982	12.574137	478,506.7046
01/01/2015 to 12/31/2015	12.574137	11.845004	504,039.2825
01/01/2016 to 12/31/2016	11.845004	12.606873	508,927.2628
01/01/2017 to 12/31/2017	12.606873	14.652688	383,920.8990
01/01/2018 to 12/31/2018	14.652688	13.330401	383,019.8700
01/01/2019 to 12/31/2019	13.330401	16.177976	330,898.1098
01/01/2020 to 12/31/2020	16.177976	17.878124	311,922.5208
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.143934	15.325747	368,891.8414
01/01/2012 to 12/31/2012	15.325747	17.758225	248,306.0224
01/01/2013 to 12/31/2013	17.758225	23.100870	300,564.8186
01/01/2014 to 12/31/2014	23.100870	23.077950	271,303.7736
01/01/2015 to 12/31/2015	23.077950	21.440311	238,350.9909
01/01/2016 to 12/31/2016	21.440311	27.639680	196,859.2677
01/01/2017 to 12/31/2017	27.639680	30.324109	162,151.4688
01/01/2018 to 12/31/2018	30.324109	25.243424	141,358.0830
01/01/2019 to 12/31/2019	25.243424	31.927809	124,693.9520
01/01/2020 to 12/31/2020	31.927809	31.177187	115,954.9559
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.340627	9.853738	251,780.4865
01/01/2012 to 12/31/2012	9.853738	11.505677	395,265.7499
01/01/2013 to 12/31/2013	11.505677	10.737520	275,804.4530
01/01/2014 to 12/31/2014	10.737520	9.858227	268,805.2783
01/01/2015 to 12/31/2015	9.858227	8.344877	279,468.2890
01/01/2016 to 12/31/2016	8.344877	9.138735	251,598.7537
01/01/2017 to 12/31/2017	9.138735	11.518991	235,248.5552
01/01/2018 to 12/31/2018	11.518991	9.708047	237,572.6085
01/01/2019 to 12/31/2019	9.708047	11.513297	231,485.7767
01/01/2020 to 12/31/2020	11.513297	14.394152	210,829.0073
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.195084	10.214674	10,143.5481
01/01/2012 to 12/31/2012	10.214674	10.766904	27,171.1595
01/01/2013 to 12/31/2013	10.766904	10.980504	34,886.3694
01/01/2014 to 12/31/2014	10.980504	10.864003	21,439.5310
01/01/2015 to 12/31/2015	10.864003	10.581094	22,800.1949
01/01/2016 to 12/31/2016	10.581094	11.355595	36,587.0674
01/01/2017 to 12/31/2017	11.355595	11.563724	33,576.1634
01/01/2018 to 12/31/2018	11.563724	11.391580	26,402.6142
01/01/2019 to 12/31/2019	11.391580	11.974686	14,392.1629
01/01/2020 to 12/31/2020	11.974686	12.003011	12,890.9596
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987535	9.740597	41,153.0489
01/01/2012 to 12/31/2012	9.740597	9.986641	57,949.6640
01/01/2013 to 12/31/2013	9.986641	9.922338	69,384.5257
01/01/2014 to 12/31/2014	9.922338	9.848415	51,876.2920
01/01/2015 to 12/31/2015	9.848415	9.612514	51,938.0170
01/01/2016 to 12/31/2016	9.612514	9.736865	50,880.7457
01/01/2017 to 12/31/2017	9.736865	9.690991	46,063.4024
01/01/2018 to 12/31/2018	9.690991	9.558720	42,374.4355
01/01/2019 to 12/31/2019	9.558720	9.823437	43,839.6216
01/01/2020 to 12/31/2020	9.823437	9.852578	46,051.4416
104

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.119715	11.864590	2,056.6735
01/01/2012 to 12/31/2012	11.864590	13.316647	17,103.0465
01/01/2013 to 12/31/2013	13.316647	13.214774	19,298.3165
01/01/2014 to 12/31/2014	13.214774	13.127056	2,806.8004
01/01/2015 to 12/31/2015	13.127056	12.356527	2,694.8733
01/01/2016 to 12/31/2016	12.356527	12.242243	2,519.6144
01/01/2017 to 12/31/2017	12.242243	12.041259	2,755.6960
01/01/2018 to 12/31/2018	12.041259	11.943925	2,713.8622
01/01/2019 to 12/31/2019	11.943925	11.867825	2,876.2764
01/01/2020 to 12/31/2020	11.867825	10.967018	3,327.5458
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.886119	12.876948	181,275.4715
01/01/2012 to 12/31/2012	12.876948	15.932812	173,902.1391
01/01/2013 to 12/31/2013	15.932812	16.203410	168,721.1437
01/01/2014 to 12/31/2014	16.203410	18.025806	149,686.7665
01/01/2015 to 12/31/2015	18.025806	17.456087	133,216.9319
01/01/2016 to 12/31/2016	17.456087	17.294568	125,290.4153
01/01/2017 to 12/31/2017	17.294568	18.812199	121,623.4104
01/01/2018 to 12/31/2018	18.812199	16.877417	113,610.4421
01/01/2019 to 12/31/2019	16.877417	20.689042	97,700.4245
01/01/2020 to 12/31/2020	20.689042	19.299451	100,820.5832
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.227231	16.192619	340,157.1260
01/01/2012 to 12/31/2012	16.192619	20.554229	302,938.1809
01/01/2013 to 12/31/2013	20.554229	26.342855	280,422.8714
01/01/2014 to 12/31/2014	26.342855	24.374836	242,136.9359
01/01/2015 to 12/31/2015	24.374836	22.857379	225,877.8639
01/01/2016 to 12/31/2016	22.857379	24.285490	210,867.8659
01/01/2017 to 12/31/2017	24.285490	31.111778	185,936.8420
01/01/2018 to 12/31/2018	31.111778	23.228946	179,978.3353
01/01/2019 to 12/31/2019	23.228946	28.408437	157,374.0410
01/01/2020 to 12/31/2020	28.408437	29.328324	151,817.1589
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010647	1.045112	2,063,757.0497
01/01/2013 to 12/31/2013	1.045112	1.045571	1,893,930.5170
01/01/2014 to 12/31/2014	1.045571	1.084229	1,601,080.0032
01/01/2015 to 12/31/2015	1.084229	1.020107	1,545,552.9545
01/01/2016 to 12/31/2016	1.020107	1.119301	1,594,196.9339
01/01/2017 to 12/31/2017	1.119301	1.209332	1,689,534.0344
01/01/2018 to 12/31/2018	1.209332	1.111214	1,562,419.2960
01/01/2019 to 12/31/2019	1.111214	1.258156	939,903.1399
01/01/2020 to 12/31/2020	1.258156	1.360904	906,335.7033
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.065751	9.739920	203,882.6207
01/01/2012 to 12/31/2012	9.739920	11.328525	190,693.4822
01/01/2013 to 12/31/2013	11.328525	15.064004	203,976.4960
01/01/2014 to 12/31/2014	15.064004	16.173046	178,040.3917
01/01/2015 to 12/31/2015	16.173046	14.936038	167,274.6283
01/01/2016 to 12/31/2016	14.936038	17.207145	142,618.4066
01/01/2017 to 12/31/2017	17.207145	19.946752	134,195.7977
01/01/2018 to 12/31/2018	19.946752	17.207852	127,343.6584
01/01/2019 to 12/31/2019	17.207852	21.118639	115,376.9585
01/01/2020 to 12/31/2020	21.118639	20.635896	115,120.2087
105

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.327193	14.891553	376,693.7405
01/01/2012 to 12/31/2012	14.891553	17.290758	262,322.7907
01/01/2013 to 12/31/2013	17.290758	23.805318	319,630.3724
01/01/2014 to 12/31/2014	23.805318	25.230252	219,059.4686
01/01/2015 to 12/31/2015	25.230252	24.356456	246,796.9706
01/01/2016 to 12/31/2016	24.356456	26.657372	177,440.4265
01/01/2017 to 12/31/2017	26.657372	32.816005	155,427.6019
01/01/2018 to 12/31/2018	32.816005	29.311396	142,452.3771
01/01/2019 to 12/31/2019	29.311396	35.815519	132,366.6160
01/01/2020 to 12/31/2020	35.815519	55.142201	115,541.7798
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.009975	10.444963	85,438.0167
01/01/2014 to 12/31/2014	10.444963	10.781011	83,817.6709
01/01/2015 to 12/31/2015	10.781011	10.639824	89,903.9016
01/01/2016 to 12/31/2016	10.639824	10.683050	90,417.9567
01/01/2017 to 12/31/2017	10.683050	10.840479	96,120.3877
01/01/2018 to 12/31/2018	10.840479	10.648338	94,375.5000
01/01/2019 to 12/31/2019	10.648338	11.317516	96,003.4454
01/01/2020 to 12/31/2020	11.317516	11.992351	99,495.6036
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.245177	10.645421	85,889.9308
01/01/2012 to 12/31/2012	10.645421	10.968482	81,720.2668
01/01/2013 to 04/26/2013	10.968482	10.939784	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012701	1.047153	60,756.8599
01/01/2013 to 12/31/2013	1.047153	1.141470	214,830.1202
01/01/2014 to 12/31/2014	1.141470	1.199313	856,267.8665
01/01/2015 to 12/31/2015	1.199313	1.188452	368,009.6133
01/01/2016 to 12/31/2016	1.188452	1.201136	516,439.2395
01/01/2017 to 12/31/2017	1.201136	1.376287	514,108.5071
01/01/2018 to 12/31/2018	1.376287	1.254448	531,432.7952
01/01/2019 to 12/31/2019	1.254448	1.440450	413,056.9632
01/01/2020 to 12/31/2020	1.440450	1.587650	365,489.8592
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996796	1.037539	0.0000
01/01/2015 to 12/31/2015	1.037539	1.009006	0.0000
01/01/2016 to 12/31/2016	1.009006	1.010776	28,667.9543
01/01/2017 to 12/31/2017	1.010776	1.146561	38,543.1455
01/01/2018 to 04/30/2018	1.146561	1.116675	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.801388	12.387038	148,487.6007
01/01/2012 to 12/31/2012	12.387038	14.224693	106,257.2654
01/01/2013 to 12/31/2013	14.224693	16.363954	101,570.1525
01/01/2014 to 12/31/2014	16.363954	16.629275	86,688.3877
01/01/2015 to 12/31/2015	16.629275	16.533129	117,207.0214
01/01/2016 to 12/31/2016	16.533129	17.013925	55,822.2046
01/01/2017 to 12/31/2017	17.013925	20.549735	50,961.1050
01/01/2018 to 12/31/2018	20.549735	19.093768	49,163.3549
01/01/2019 to 12/31/2019	19.093768	23.915033	46,263.3229
01/01/2020 to 12/31/2020	23.915033	26.960690	46,134.0471
106

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.265437	7.367833	835,271.7525
01/01/2012 to 12/31/2012	7.367833	8.574900	766,531.6980
01/01/2013 to 12/31/2013	8.574900	12.262580	676,170.6117
01/01/2014 to 12/31/2014	12.262580	14.319275	596,554.9374
01/01/2015 to 12/31/2015	14.319275	13.496115	548,961.2803
01/01/2016 to 12/31/2016	13.496115	13.610663	528,059.9942
01/01/2017 to 12/31/2017	13.610663	15.829482	497,897.3619
01/01/2018 to 12/31/2018	15.829482	14.448255	440,535.9505
01/01/2019 to 12/31/2019	14.448255	17.535100	408,703.9064
01/01/2020 to 12/31/2020	17.535100	22.771993	344,863.0977
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	138.571745	125.835311	505.6277
01/01/2012 to 12/31/2012	125.835311	151.404221	1,120.6220
01/01/2013 to 12/31/2013	151.404221	191.509486	748.4861
01/01/2014 to 04/25/2014	191.509486	199.169061	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.540272	6.945274	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077631	1.123774	31,337.6918
01/01/2014 to 12/31/2014	1.123774	1.205943	135,426.8925
01/01/2015 to 12/31/2015	1.205943	1.170076	274,724.9880
01/01/2016 to 12/31/2016	1.170076	1.199325	255,701.9051
01/01/2017 to 12/31/2017	1.199325	1.361091	4,108,469.3007
01/01/2018 to 12/31/2018	1.361091	1.240632	3,898,207.6196
01/01/2019 to 12/31/2019	1.240632	1.483050	3,868,707.0978
01/01/2020 to 12/31/2020	1.483050	1.552043	3,821,096.4785
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.990078	12.274831	477,435.5115
01/01/2012 to 12/31/2012	12.274831	14.075937	557,370.7408
01/01/2013 to 12/31/2013	14.075937	16.489817	399,200.6228
01/01/2014 to 12/31/2014	16.489817	15.070088	365,759.8138
01/01/2015 to 12/31/2015	15.070088	14.538673	350,026.5362
01/01/2016 to 12/31/2016	14.538673	14.154316	333,718.6671
01/01/2017 to 12/31/2017	14.154316	17.816812	301,507.7952
01/01/2018 to 12/31/2018	17.816812	15.048218	280,434.8965
01/01/2019 to 12/31/2019	15.048218	18.964604	276,309.3727
01/01/2020 to 12/31/2020	18.964604	21.049831	249,699.8882
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999754	1.032732	0.0000
01/01/2015 to 12/31/2015	1.032732	0.958753	0.0000
01/01/2016 to 12/31/2016	0.958753	1.046394	19,111.0620
01/01/2017 to 12/31/2017	1.046394	1.157256	15,416.9171
01/01/2018 to 12/31/2018	1.157256	1.050215	0.0000
01/01/2019 to 12/31/2019	1.050215	1.258348	0.0000
01/01/2020 to 12/31/2020	1.258348	1.382266	0.0000
107

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.359664	14.583906	522,777.4984
01/01/2012 to 12/31/2012	14.583906	15.630297	458,817.4301
01/01/2013 to 12/31/2013	15.630297	13.927562	448,389.8588
01/01/2014 to 12/31/2014	13.927562	14.074860	414,385.7765
01/01/2015 to 12/31/2015	14.074860	13.393833	376,259.3810
01/01/2016 to 12/31/2016	13.393833	13.810534	361,228.0233
01/01/2017 to 12/31/2017	13.810534	14.035225	331,369.4677
01/01/2018 to 12/31/2018	14.035225	13.451422	299,523.3386
01/01/2019 to 12/31/2019	13.451422	14.304120	263,191.7901
01/01/2020 to 12/31/2020	14.304120	15.669788	248,161.5678
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.752043	15.962182	1,321,654.2392
01/01/2012 to 12/31/2012	15.962182	17.129299	1,204,297.3140
01/01/2013 to 12/31/2013	17.129299	16.501480	1,104,260.1509
01/01/2014 to 12/31/2014	16.501480	16.886492	989,574.6569
01/01/2015 to 12/31/2015	16.886492	16.586082	879,229.8615
01/01/2016 to 12/31/2016	16.586082	16.715339	862,620.4311
01/01/2017 to 12/31/2017	16.715339	17.156877	852,758.9925
01/01/2018 to 12/31/2018	17.156877	16.810424	757,221.8055
01/01/2019 to 12/31/2019	16.810424	17.907644	714,611.6449
01/01/2020 to 12/31/2020	17.907644	19.084652	670,098.9702
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214980	10.723087	123,980.0761
01/01/2014 to 12/31/2014	10.723087	11.441855	181,280.1454
01/01/2015 to 12/31/2015	11.441855	11.097109	150,293.6596
01/01/2016 to 12/31/2016	11.097109	11.396794	138,536.7897
01/01/2017 to 12/31/2017	11.396794	13.037902	8,676.5422
01/01/2018 to 04/30/2018	13.037902	12.453412	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010679	1.065216	489,598.0398
01/01/2013 to 12/31/2013	1.065216	1.151996	930,018.6103
01/01/2014 to 12/31/2014	1.151996	1.219011	977,785.6248
01/01/2015 to 12/31/2015	1.219011	1.186739	1,047,213.7630
01/01/2016 to 12/31/2016	1.186739	1.231461	962,467.9228
01/01/2017 to 12/31/2017	1.231461	1.382471	964,595.7819
01/01/2018 to 12/31/2018	1.382471	1.229726	919,191.9148
01/01/2019 to 12/31/2019	1.229726	1.467373	443,451.0923
01/01/2020 to 12/31/2020	1.467373	1.471499	440,556.4733
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.439728	11.355300	517,220.4676
01/01/2012 to 12/31/2012	11.355300	12.584198	425,526.0812
01/01/2013 to 12/31/2013	12.584198	13.958021	425,456.7987
01/01/2014 to 12/31/2014	13.958021	14.505773	368,391.9583
01/01/2015 to 12/31/2015	14.505773	13.967291	322,806.9862
01/01/2016 to 12/31/2016	13.967291	14.511610	306,428.2172
01/01/2017 to 12/31/2017	14.511610	16.514029	278,106.2158
01/01/2018 to 12/31/2018	16.514029	15.160427	254,187.9114
01/01/2019 to 12/31/2019	15.160427	17.809813	239,559.6506
01/01/2020 to 12/31/2020	17.809813	19.210210	221,893.3488
108

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.026635	10.599738	286,855.9251
01/01/2012 to 12/31/2012	10.599738	11.974538	294,720.9772
01/01/2013 to 12/31/2013	11.974538	13.886441	307,667.6569
01/01/2014 to 12/31/2014	13.886441	14.372340	309,739.1988
01/01/2015 to 12/31/2015	14.372340	13.789705	327,792.1752
01/01/2016 to 12/31/2016	13.789705	14.475466	287,217.1556
01/01/2017 to 12/31/2017	14.475466	17.009871	274,988.8739
01/01/2018 to 12/31/2018	17.009871	15.243552	257,054.7331
01/01/2019 to 12/31/2019	15.243552	18.331786	240,726.0052
01/01/2020 to 12/31/2020	18.331786	19.939159	216,673.8229
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.141906	44.445719	335,102.1328
01/01/2012 to 12/31/2012	44.445719	51.496264	329,415.0186
01/01/2013 to 12/31/2013	51.496264	67.660932	263,824.3044
01/01/2014 to 12/31/2014	67.660932	75.279414	266,658.1850
01/01/2015 to 12/31/2015	75.279414	71.285095	220,244.0401
01/01/2016 to 12/31/2016	71.285095	81.176371	215,566.9549
01/01/2017 to 12/31/2017	81.176371	93.245806	189,555.8010
01/01/2018 to 12/31/2018	93.245806	83.186163	168,600.4169
01/01/2019 to 12/31/2019	83.186163	103.366956	151,747.5230
01/01/2020 to 12/31/2020	103.366956	104.430997	145,822.5498
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.078183	9.735655	607,434.9428
01/01/2012 to 12/31/2012	9.735655	10.869334	572,135.0898
01/01/2013 to 12/31/2013	10.869334	14.580492	528,126.6336
01/01/2014 to 12/31/2014	14.580492	16.149772	353,334.2371
01/01/2015 to 12/31/2015	16.149772	16.920211	389,996.5990
01/01/2016 to 12/31/2016	16.920211	17.651325	283,430.1207
01/01/2017 to 12/31/2017	17.651325	21.627224	260,601.1093
01/01/2018 to 12/31/2018	21.627224	20.773818	233,519.0572
01/01/2019 to 12/31/2019	20.773818	26.742170	215,569.5371
01/01/2020 to 12/31/2020	26.742170	32.545417	202,495.5545
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.868818	23.522724	155,003.4132
01/01/2012 to 12/31/2012	23.522724	26.496199	145,101.9986
01/01/2013 to 12/31/2013	26.496199	33.910186	177,908.4943
01/01/2014 to 12/31/2014	33.910186	36.516974	169,571.5388
01/01/2015 to 12/31/2015	36.516974	32.644245	109,936.5915
01/01/2016 to 12/31/2016	32.644245	37.032845	129,476.4644
01/01/2017 to 12/31/2017	37.032845	39.820499	111,016.9477
01/01/2018 to 12/31/2018	39.820499	35.137970	100,409.6290
01/01/2019 to 12/31/2019	35.137970	44.514283	92,013.8574
01/01/2020 to 12/31/2020	44.514283	47.057749	84,307.6361
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.113932	13.910583	120,617.2515
01/01/2012 to 12/31/2012	13.910583	16.136315	106,272.5651
01/01/2013 to 12/31/2013	16.136315	21.023179	97,683.5078
01/01/2014 to 12/31/2014	21.023179	23.379678	82,000.4297
01/01/2015 to 12/31/2015	23.379678	20.868641	75,518.4148
01/01/2016 to 12/31/2016	20.868641	23.198484	75,367.1052
01/01/2017 to 12/31/2017	23.198484	25.244402	70,715.8769
01/01/2018 to 12/31/2018	25.244402	21.496438	63,958.4622
01/01/2019 to 12/31/2019	21.496438	28.614894	50,394.5591
01/01/2020 to 12/31/2020	28.614894	28.865970	47,149.7691
109

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.729226	10.865912	40,902.4915
01/01/2013 to 12/31/2013	10.865912	10.189740	39,474.2888
01/01/2014 to 12/31/2014	10.189740	10.764236	17,646.5389
01/01/2015 to 12/31/2015	10.764236	10.617679	23,631.2964
01/01/2016 to 12/31/2016	10.617679	10.565643	18,197.4663
01/01/2017 to 12/31/2017	10.565643	10.647479	23,500.6897
01/01/2018 to 12/31/2018	10.647479	10.449715	36,142.4789
01/01/2019 to 12/31/2019	10.449715	11.032398	16,824.1326
01/01/2020 to 12/31/2020	11.032398	11.666889	73,046.2183
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.591377	14.875007	70,935.5639
01/01/2014 to 12/31/2014	14.875007	14.121177	70,552.8620
01/01/2015 to 12/31/2015	14.121177	13.568265	71,647.9353
01/01/2016 to 12/31/2016	13.568265	13.999304	67,163.9269
01/01/2017 to 12/31/2017	13.999304	18.547795	58,399.9164
01/01/2018 to 12/31/2018	18.547795	15.083529	57,443.1147
01/01/2019 to 12/31/2019	15.083529	19.615332	52,642.3475
01/01/2020 to 12/31/2020	19.615332	24.323433	47,919.4910
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.876070	7.472605	120,514.0081
01/01/2012 to 12/31/2012	7.472605	8.618659	106,573.4907
01/01/2013 to 04/26/2013	8.618659	8.927398	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.173286	9.992289	1,202,849.4439
01/01/2012 to 12/31/2012	9.992289	9.813061	1,144,877.0364
01/01/2013 to 12/31/2013	9.813061	9.637997	734,027.6940
01/01/2014 to 12/31/2014	9.637997	9.466058	676,585.0545
01/01/2015 to 12/31/2015	9.466058	9.297185	735,108.1518
01/01/2016 to 12/31/2016	9.297185	9.141565	731,804.6032
01/01/2017 to 12/31/2017	9.141565	9.035909	551,568.9217
01/01/2018 to 12/31/2018	9.035909	9.011288	463,544.5010
01/01/2019 to 12/31/2019	9.011288	9.016758	524,124.3907
01/01/2020 to 12/31/2020	9.016758	8.872482	486,524.2018
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.453089	13.682515	13,981.2944
01/01/2015 to 12/31/2015	13.682515	13.359733	49,276.4636
01/01/2016 to 12/31/2016	13.359733	13.715825	71,093.4173
01/01/2017 to 12/31/2017	13.715825	14.405732	68,810.8373
01/01/2018 to 12/31/2018	14.405732	13.777940	55,121.5388
01/01/2019 to 12/31/2019	13.777940	15.120346	74,398.3683
01/01/2020 to 12/31/2020	15.120346	16.263168	157,456.0157
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.792861	11.788574	3,096,012.1286
01/01/2012 to 12/31/2012	11.788574	12.840462	2,862,196.1934
01/01/2013 to 12/31/2013	12.840462	13.756466	2,091,940.1540
01/01/2014 to 04/25/2014	13.756466	13.852173	0.0000
110

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.855988	11.631326	4,847,688.4421
01/01/2012 to 12/31/2012	11.631326	12.838561	4,531,143.4256
01/01/2013 to 12/31/2013	12.838561	14.403353	3,999,718.6892
01/01/2014 to 04/25/2014	14.403353	14.448906	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.036313	14.390080	5,445,938.2373
01/01/2015 to 12/31/2015	14.390080	13.981661	4,900,397.5355
01/01/2016 to 12/31/2016	13.981661	14.568240	4,449,925.9778
01/01/2017 to 12/31/2017	14.568240	15.831892	3,902,999.5794
01/01/2018 to 12/31/2018	15.831892	14.863638	3,417,381.3833
01/01/2019 to 12/31/2019	14.863638	16.875273	2,973,266.1364
01/01/2020 to 12/31/2020	16.875273	18.402835	2,728,394.2319
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.639689	11.237801	15,303,664.1037
01/01/2012 to 12/31/2012	11.237801	12.573811	14,405,559.8417
01/01/2013 to 12/31/2013	12.573811	14.747678	13,359,110.2385
01/01/2014 to 04/25/2014	14.747678	14.749798	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.434587	14.910526	12,394,479.9853
01/01/2015 to 12/31/2015	14.910526	14.458852	11,168,701.9613
01/01/2016 to 12/31/2016	14.458852	15.209943	10,295,072.4353
01/01/2017 to 12/31/2017	15.209943	17.140160	9,194,586.4537
01/01/2018 to 12/31/2018	17.140160	15.801741	8,332,688.9967
01/01/2019 to 12/31/2019	15.801741	18.534365	7,583,365.2827
01/01/2020 to 12/31/2020	18.534365	20.724035	6,840,097.6905
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.527582	10.883780	12,854,262.5677
01/01/2012 to 12/31/2012	10.883780	12.368927	11,785,991.4468
01/01/2013 to 12/31/2013	12.368927	15.296509	11,423,391.3074
01/01/2014 to 04/25/2014	15.296509	15.215505	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.571990	9.236064	544,047.1713
01/01/2012 to 12/31/2012	9.236064	10.532994	526,519.1755
01/01/2013 to 04/26/2013	10.532994	11.324926	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.408551	14.969507	11,007,746.8515
01/01/2015 to 12/31/2015	14.969507	14.453064	10,102,971.7770
01/01/2016 to 12/31/2016	14.453064	15.350843	9,239,131.0969
01/01/2017 to 12/31/2017	15.350843	17.966920	8,330,152.7301
01/01/2018 to 12/31/2018	17.966920	16.213236	7,690,792.0009
01/01/2019 to 12/31/2019	16.213236	19.702479	6,839,751.9931
01/01/2020 to 12/31/2020	19.702479	22.561262	6,237,080.5727
111

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.339080	13.951958	230,214.7237
01/01/2012 to 12/31/2012	13.951958	15.288669	227,434.9548
01/01/2013 to 12/31/2013	15.288669	20.498259	226,140.7731
01/01/2014 to 12/31/2014	20.498259	20.469564	203,587.8705
01/01/2015 to 12/31/2015	20.469564	18.161276	186,126.7284
01/01/2016 to 12/31/2016	18.161276	21.877849	163,343.5623
01/01/2017 to 12/31/2017	21.877849	24.183224	144,341.4992
01/01/2018 to 12/31/2018	24.183224	20.562748	135,476.4839
01/01/2019 to 12/31/2019	20.562748	24.929656	124,690.7221
01/01/2020 to 12/31/2020	24.929656	25.948005	121,694.0782
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.094897	14.061559	6,668.7874
01/01/2012 to 12/31/2012	14.061559	16.281954	7,454.5487
01/01/2013 to 12/31/2013	16.281954	20.405601	12,789.2166
01/01/2014 to 12/31/2014	20.405601	18.699838	12,444.6349
01/01/2015 to 12/31/2015	18.699838	19.423236	22,503.2465
01/01/2016 to 12/31/2016	19.423236	20.188248	22,542.2040
01/01/2017 to 12/31/2017	20.188248	25.866578	23,554.1732
01/01/2018 to 12/31/2018	25.866578	20.179051	23,274.5424
01/01/2019 to 12/31/2019	20.179051	24.384360	23,904.6867
01/01/2020 to 12/31/2020	24.384360	26.053472	21,009.2489
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.749126	22.078608	47,712.0703
01/01/2017 to 12/31/2017	22.078608	25.764862	47,118.5066
01/01/2018 to 12/31/2018	25.764862	25.213359	41,783.3888
01/01/2019 to 12/31/2019	25.213359	32.352260	34,852.4344
01/01/2020 to 12/31/2020	32.352260	35.259699	33,524.3964
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.548973	16.396759	55,261.9462
01/01/2012 to 12/31/2012	16.396759	17.773798	51,422.9335
01/01/2013 to 12/31/2013	17.773798	23.167563	51,819.0742
01/01/2014 to 12/31/2014	23.167563	25.241683	49,647.7236
01/01/2015 to 12/31/2015	25.241683	24.729244	44,033.7749
01/01/2016 to 04/29/2016	24.729244	24.850964	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.369630	11.641659	987,619.3230
01/01/2012 to 12/31/2012	11.641659	12.885091	857,991.0856
01/01/2013 to 12/31/2013	12.885091	16.898436	754,758.6576
01/01/2014 to 12/31/2014	16.898436	18.330797	664,359.8467
01/01/2015 to 12/31/2015	18.330797	18.411859	591,855.9892
01/01/2016 to 12/31/2016	18.411859	19.376793	529,058.4030
01/01/2017 to 12/31/2017	19.376793	22.632977	483,913.2955
01/01/2018 to 12/31/2018	22.632977	22.171576	442,236.0359
01/01/2019 to 12/31/2019	22.171576	28.476903	380,313.1732
01/01/2020 to 12/31/2020	28.476903	31.066381	341,982.1770
112

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.489942	17.226997	69,223.6879
01/01/2014 to 12/31/2014	17.226997	18.759852	57,054.4151
01/01/2015 to 12/31/2015	18.759852	18.905012	44,427.8319
01/01/2016 to 12/31/2016	18.905012	19.525432	39,802.2079
01/01/2017 to 12/31/2017	19.525432	23.960265	35,176.0948
01/01/2018 to 12/31/2018	23.960265	22.141839	32,920.5444
01/01/2019 to 12/31/2019	22.141839	28.888222	27,058.8076
01/01/2020 to 12/31/2020	28.888222	37.276110	25,621.0545
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.117238	12.830735	75,490.4088
01/01/2012 to 12/31/2012	12.830735	13.359163	76,085.4478
01/01/2013 to 04/26/2013	13.359163	14.396828	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.894387	11.708536	391,632.6187
01/01/2012 to 12/31/2012	11.708536	13.287480	770,040.2188
01/01/2013 to 12/31/2013	13.287480	17.844249	688,823.4226
01/01/2014 to 12/31/2014	17.844249	19.058273	687,221.2642
01/01/2015 to 12/31/2015	19.058273	20.691121	575,660.4057
01/01/2016 to 12/31/2016	20.691121	20.295634	459,128.3347
01/01/2017 to 12/31/2017	20.295634	27.308289	396,442.2104
01/01/2018 to 12/31/2018	27.308289	26.848924	360,305.4159
01/01/2019 to 12/31/2019	26.848924	34.938974	325,779.1518
01/01/2020 to 12/31/2020	34.938974	53.659855	275,195.6392
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.822517	7.388228	222,381.5193
01/01/2012 to 12/31/2012	7.388228	8.175281	21,753.4939
01/01/2013 to 04/26/2013	8.175281	8.774528	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.086054	7.832451	686,579.4063
01/01/2012 to 04/27/2012	7.832451	8.800013	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.809536	15.586135	11,688.6909
01/01/2012 to 12/31/2012	15.586135	15.855089	15,848.2219
01/01/2013 to 12/31/2013	15.855089	15.171972	9,739.7190
01/01/2014 to 12/31/2014	15.171972	15.714905	11,614.2995
01/01/2015 to 12/31/2015	15.714905	15.425862	21,883.0563
01/01/2016 to 12/31/2016	15.425862	15.466796	20,831.0222
01/01/2017 to 12/31/2017	15.466796	15.637896	21,806.5342
01/01/2018 to 12/31/2018	15.637896	15.281988	21,065.6757
01/01/2019 to 12/31/2019	15.281988	16.261603	21,254.1422
01/01/2020 to 12/31/2020	16.261603	17.070960	24,708.2512
113

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.444869	15.790359	5,068.6268
01/01/2012 to 12/31/2012	15.790359	18.184822	5,444.2590
01/01/2013 to 12/31/2013	18.184822	23.710385	9,137.4498
01/01/2014 to 12/31/2014	23.710385	25.432717	13,020.8327
01/01/2015 to 12/31/2015	25.432717	24.310190	14,014.7385
01/01/2016 to 12/31/2016	24.310190	28.671634	15,306.9460
01/01/2017 to 12/31/2017	28.671634	32.555673	16,545.3461
01/01/2018 to 12/31/2018	32.555673	28.274176	15,912.5242
01/01/2019 to 12/31/2019	28.274176	34.862102	12,356.1358
01/01/2020 to 12/31/2020	34.862102	38.712861	10,996.3682
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.037580	10.327221	818.1329
01/01/2012 to 12/31/2012	10.327221	11.961547	1,570.5152
01/01/2013 to 12/31/2013	11.961547	14.266681	4,280.1639
01/01/2014 to 12/31/2014	14.266681	13.125095	5,624.9478
01/01/2015 to 12/31/2015	13.125095	12.721950	4,094.6342
01/01/2016 to 12/31/2016	12.721950	12.616036	8,566.0549
01/01/2017 to 12/31/2017	12.616036	15.433067	10,432.4373
01/01/2018 to 12/31/2018	15.433067	13.015614	12,367.7838
01/01/2019 to 12/31/2019	13.015614	15.541783	11,972.2694
01/01/2020 to 12/31/2020	15.541783	16.411193	11,124.5361
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.736517	15.727087	5,294.0475
01/01/2012 to 12/31/2012	15.727087	17.907911	7,143.4603
01/01/2013 to 12/31/2013	17.907911	24.293548	17,911.7560
01/01/2014 to 12/31/2014	24.293548	24.988752	21,042.0136
01/01/2015 to 12/31/2015	24.988752	23.429556	17,758.9461
01/01/2016 to 12/31/2016	23.429556	27.826941	16,294.3585
01/01/2017 to 12/31/2017	27.826941	31.240082	17,492.0861
01/01/2018 to 12/31/2018	31.240082	27.241574	14,909.4699
01/01/2019 to 12/31/2019	27.241574	33.498718	17,466.6041
01/01/2020 to 12/31/2020	33.498718	39.235678	15,048.3916
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.510447	11.492700	244,933.6841
01/01/2012 to 12/31/2012	11.492700	13.030657	238,255.2995
01/01/2013 to 12/31/2013	13.030657	16.858533	221,661.6539
01/01/2014 to 12/31/2014	16.858533	18.730418	197,774.5182
01/01/2015 to 12/31/2015	18.730418	18.568010	175,086.0369
01/01/2016 to 12/31/2016	18.568010	20.316679	172,426.4139
01/01/2017 to 12/31/2017	20.316679	24.197045	180,015.7744
01/01/2018 to 12/31/2018	24.197045	22.619497	164,056.7418
01/01/2019 to 12/31/2019	22.619497	29.064543	171,600.3394
01/01/2020 to 12/31/2020	29.064543	33.639847	194,015.8759
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.811965	20.756199	105,176.6217
01/01/2014 to 12/31/2014	20.756199	22.539090	67,111.9496
01/01/2015 to 12/31/2015	22.539090	22.056313	52,975.5370
01/01/2016 to 12/31/2016	22.056313	24.716370	57,444.3217
01/01/2017 to 12/31/2017	24.716370	28.545114	61,428.9087
01/01/2018 to 12/31/2018	28.545114	25.162022	57,184.0522
01/01/2019 to 12/31/2019	25.162022	32.088995	64,960.8388
01/01/2020 to 12/31/2020	32.088995	32.667496	60,368.0186
114

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.803303	8.599289	234,873.0590
01/01/2012 to 12/31/2012	8.599289	9.620356	220,738.7279
01/01/2013 to 04/26/2013	9.620356	10.524851	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.068260	23.747926	123,293.2154
01/01/2014 to 12/31/2014	23.747926	23.254168	116,048.6904
01/01/2015 to 12/31/2015	23.254168	22.926111	105,957.3492
01/01/2016 to 12/31/2016	22.926111	26.659045	99,726.2378
01/01/2017 to 12/31/2017	26.659045	30.240358	92,980.0361
01/01/2018 to 12/31/2018	30.240358	27.623231	85,631.7914
01/01/2019 to 12/31/2019	27.623231	35.108600	78,804.8433
01/01/2020 to 12/31/2020	35.108600	43.018014	71,413.7304
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.024065	13.977994	168,160.1761
01/01/2012 to 12/31/2012	13.977994	14.452926	162,175.7777
01/01/2013 to 04/26/2013	14.452926	15.651038	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.444247	20.707934	157,219.9614
01/01/2014 to 12/31/2014	20.707934	22.133589	152,526.2287
01/01/2015 to 12/31/2015	22.133589	24.024065	140,568.2927
01/01/2016 to 12/31/2016	24.024065	23.956932	135,689.4469
01/01/2017 to 12/31/2017	23.956932	31.408174	134,462.1864
01/01/2018 to 12/31/2018	31.408174	30.488738	122,494.5389
01/01/2019 to 12/31/2019	30.488738	39.105028	119,451.3006
01/01/2020 to 12/31/2020	39.105028	52.478369	99,409.8510
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.655218	5.889901	165,476.5989
01/01/2012 to 12/31/2012	5.889901	6.485249	137,184.1621
01/01/2013 to 04/26/2013	6.485249	6.773144	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.651343	15.264514	6,758.6347
01/01/2012 to 12/31/2012	15.264514	15.377272	3,585.4584
01/01/2013 to 12/31/2013	15.377272	16.727253	3,077.9265
01/01/2014 to 12/31/2014	16.727253	13.336181	2,896.0062
01/01/2015 to 12/31/2015	13.336181	8.807343	3,739.1815
01/01/2016 to 12/31/2016	8.807343	12.433905	2,807.6768
01/01/2017 to 12/31/2017	12.433905	12.122223	3,165.4990
01/01/2018 to 12/31/2018	12.122223	8.469812	3,046.1618
01/01/2019 to 12/31/2019	8.469812	9.346090	3,471.1616
01/01/2020 to 12/31/2020	9.346090	11.122873	3,062.2060
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.518509	28.467128	286,938.2632
01/01/2017 to 12/31/2017	28.467128	30.178689	272,306.2629
01/01/2018 to 12/31/2018	30.178689	28.444730	225,833.7472
01/01/2019 to 12/31/2019	28.444730	31.914025	206,232.4231
01/01/2020 to 12/31/2020	31.914025	33.415977	197,138.3851
115

CONDENSED FINANCIAL INFORMATION (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.542192	23.128254	405,805.4391
01/01/2012 to 12/31/2012	23.128254	25.654361	378,187.8879
01/01/2013 to 12/31/2013	25.654361	27.207186	345,391.5204
01/01/2014 to 12/31/2014	27.207186	28.012247	323,726.4175
01/01/2015 to 12/31/2015	28.012247	26.914264	283,568.6505
01/01/2016 to 04/29/2016	26.914264	27.695839	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.080394	29.073825	22,924.8306
01/01/2017 to 12/31/2017	29.073825	30.836944	21,080.7845
01/01/2018 to 12/31/2018	30.836944	29.098007	20,644.0513
01/01/2019 to 12/31/2019	29.098007	32.664980	19,231.2080
01/01/2020 to 12/31/2020	32.664980	34.253659	14,430.0882
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.292535	12.491238	16,762.6537
01/01/2012 to 12/31/2012	12.491238	13.672498	71,298.7942
01/01/2013 to 12/31/2013	13.672498	13.618052	86,765.1833
01/01/2014 to 12/31/2014	13.618052	13.969333	56,442.5192
01/01/2015 to 12/31/2015	13.969333	13.520174	55,530.1065
01/01/2016 to 04/29/2016	13.520174	13.837231	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.288453	16.841092	41,783.1302
01/01/2012 to 12/31/2012	16.841092	17.043155	34,672.0779
01/01/2013 to 12/31/2013	17.043155	16.587579	28,701.0380
01/01/2014 to 12/31/2014	16.587579	16.707126	21,981.5391
01/01/2015 to 12/31/2015	16.707126	16.459462	19,248.7296
01/01/2016 to 12/31/2016	16.459462	16.330939	18,874.6397
01/01/2017 to 12/31/2017	16.330939	16.309229	18,782.5625
01/01/2018 to 12/31/2018	16.309229	16.128436	19,080.3188
01/01/2019 to 12/31/2019	16.128436	16.756325	12,906.8904
01/01/2020 to 12/31/2020	16.756325	17.264935	27,502.5877
116

CONDENSED FINANCIAL INFORMATION (continued)
CLASS L-4 YEAR
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.173017	10.488634	2,055.1697
01/01/2013 to 12/31/2013	10.488634	11.444039	2,473.3471
01/01/2014 to 12/31/2014	11.444039	12.059789	2,324.2162
01/01/2015 to 12/31/2015	12.059789	11.907298	2,166.3479
01/01/2016 to 12/31/2016	11.907298	12.109381	2,029.9856
01/01/2017 to 12/31/2017	12.109381	13.506987	2,773.4606
01/01/2018 to 12/31/2018	13.506987	12.333950	2,648.9951
01/01/2019 to 12/31/2019	12.333950	14.296335	2,339.2441
01/01/2020 to 12/31/2020	14.296335	14.887693	2,240.8770
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.770954	9.388157	134,479.7137
01/01/2012 to 12/31/2012	9.388157	10.461928	134,985.4900
01/01/2013 to 12/31/2013	10.461928	12.173490	88,809.2911
01/01/2014 to 12/31/2014	12.173490	12.673243	99,854.3867
01/01/2015 to 12/31/2015	12.673243	12.353151	92,952.5564
01/01/2016 to 12/31/2016	12.353151	13.073805	99,591.5010
01/01/2017 to 12/31/2017	13.073805	14.998382	103,167.3703
01/01/2018 to 12/31/2018	14.998382	14.087170	110,817.6898
01/01/2019 to 12/31/2019	14.087170	16.529268	119,922.6510
01/01/2020 to 12/31/2020	16.529268	18.751795	86,610.5797
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.293873	8.692032	722,457.7533
01/01/2012 to 12/31/2012	8.692032	9.910548	631,771.0530
01/01/2013 to 12/31/2013	9.910548	12.171696	577,285.4182
01/01/2014 to 12/31/2014	12.171696	12.711828	577,327.8098
01/01/2015 to 12/31/2015	12.711828	12.384491	557,694.6037
01/01/2016 to 12/31/2016	12.384491	13.246649	521,532.8020
01/01/2017 to 12/31/2017	13.246649	15.780524	454,752.5624
01/01/2018 to 12/31/2018	15.780524	14.596011	440,487.7413
01/01/2019 to 12/31/2019	14.596011	17.715202	432,043.1104
01/01/2020 to 12/31/2020	17.715202	20.332972	410,464.5233
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.093560	8.516420	12,903.3181
01/01/2012 to 12/31/2012	8.516420	9.815118	13,690.2662
01/01/2013 to 12/31/2013	9.815118	12.505165	17,793.8452
01/01/2014 to 12/31/2014	12.505165	13.280559	16,725.1807
01/01/2015 to 12/31/2015	13.280559	13.883413	15,826.1738
01/01/2016 to 12/31/2016	13.883413	14.869085	14,196.7443
01/01/2017 to 12/31/2017	14.869085	18.670234	13,267.2135
01/01/2018 to 12/31/2018	18.670234	18.234639	12,824.6915
01/01/2019 to 12/31/2019	18.234639	23.331033	12,393.8525
01/01/2020 to 12/31/2020	23.331033	34.728001	10,649.7735
117

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.013393	9.849039	142,622.0380
01/01/2012 to 12/31/2012	9.849039	10.715470	122,067.2484
01/01/2013 to 12/31/2013	10.715470	11.941314	97,539.3119
01/01/2014 to 12/31/2014	11.941314	12.436859	96,629.0171
01/01/2015 to 12/31/2015	12.436859	12.120242	93,662.8421
01/01/2016 to 12/31/2016	12.120242	12.732512	82,005.0224
01/01/2017 to 12/31/2017	12.732512	14.120348	54,920.5023
01/01/2018 to 12/31/2018	14.120348	13.386754	51,964.3433
01/01/2019 to 12/31/2019	13.386754	15.264588	68,876.9311
01/01/2020 to 12/31/2020	15.264588	16.930672	40,869.7234
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.101593	11.472543	0.0000
01/01/2013 to 12/31/2013	11.472543	10.880300	0.0000
01/01/2014 to 12/31/2014	10.880300	11.107839	0.0000
01/01/2015 to 12/31/2015	11.107839	9.860295	0.0000
01/01/2016 to 12/31/2016	9.860295	10.546963	0.0000
01/01/2017 to 12/31/2017	10.546963	11.369123	0.0000
01/01/2018 to 12/31/2018	11.369123	10.451084	0.0000
01/01/2019 to 12/31/2019	10.451084	12.302975	0.0000
01/01/2020 to 12/31/2020	12.302975	12.442122	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.929073	10.219693	0.0000
01/01/2013 to 12/31/2013	10.219693	11.066570	9,558.0829
01/01/2014 to 12/31/2014	11.066570	11.506402	606.7801
01/01/2015 to 12/31/2015	11.506402	11.283193	1,646.9896
01/01/2016 to 12/31/2016	11.283193	11.567222	1,638.6595
01/01/2017 to 12/31/2017	11.567222	12.867054	1,632.7937
01/01/2018 to 12/31/2018	12.867054	11.722540	1,616.1931
01/01/2019 to 12/31/2019	11.722540	13.881206	1,606.4105
01/01/2020 to 12/31/2020	13.881206	14.213474	1,608.5677
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.466818	19.558805	1,314.1493
01/01/2012 to 12/31/2012	19.558805	22.374561	1,981.4421
01/01/2013 to 12/31/2013	22.374561	24.014481	3,918.0196
01/01/2014 to 12/31/2014	24.014481	24.351133	6,317.6750
01/01/2015 to 12/31/2015	24.351133	22.937275	5,119.4470
01/01/2016 to 12/31/2016	22.937275	25.664326	3,879.4732
01/01/2017 to 12/31/2017	25.664326	27.150222	3,902.5543
01/01/2018 to 12/31/2018	27.150222	25.884071	3,743.2140
01/01/2019 to 12/31/2019	25.884071	29.183773	3,306.7310
01/01/2020 to 12/31/2020	29.183773	30.797799	3,259.5547
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.286480	10.440030	69,623.0610
01/01/2012 to 12/31/2012	10.440030	11.963387	64,461.0130
01/01/2013 to 12/31/2013	11.963387	15.209528	62,967.6428
01/01/2014 to 12/31/2014	15.209528	15.690490	41,284.7382
01/01/2015 to 12/31/2015	15.690490	15.093531	40,380.3137
01/01/2016 to 12/31/2016	15.093531	16.147177	39,386.1914
01/01/2017 to 12/31/2017	16.147177	19.487650	38,157.1556
01/01/2018 to 12/31/2018	19.487650	17.203094	37,332.1575
01/01/2019 to 12/31/2019	17.203094	21.528815	36,081.9495
01/01/2020 to 12/31/2020	21.528815	25.130022	35,242.2635
118

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.955906	10.386393	17,436.3029
01/01/2013 to 12/31/2013	10.386393	11.660351	17,294.1435
01/01/2014 to 12/31/2014	11.660351	12.551026	17,339.4079
01/01/2015 to 12/31/2015	12.551026	11.817320	16,657.3480
01/01/2016 to 12/31/2016	11.817320	12.571123	15,861.5395
01/01/2017 to 12/31/2017	12.571123	14.603857	15,715.1413
01/01/2018 to 12/31/2018	14.603857	13.279294	15,350.1859
01/01/2019 to 12/31/2019	13.279294	16.107897	14,391.4533
01/01/2020 to 12/31/2020	16.107897	17.791761	13,922.8945
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.069739	15.251803	40,765.9425
01/01/2012 to 12/31/2012	15.251803	17.663668	32,686.6518
01/01/2013 to 12/31/2013	17.663668	22.966386	31,198.1972
01/01/2014 to 12/31/2014	22.966386	22.932126	27,247.5284
01/01/2015 to 12/31/2015	22.932126	21.294178	25,650.5826
01/01/2016 to 12/31/2016	21.294178	27.437578	20,234.8425
01/01/2017 to 12/31/2017	27.437578	30.087375	18,808.6988
01/01/2018 to 12/31/2018	30.087375	25.033751	17,587.7531
01/01/2019 to 12/31/2019	25.033751	31.646794	16,282.4166
01/01/2020 to 12/31/2020	31.646794	30.887283	13,761.7638
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.311772	9.825787	16,590.6244
01/01/2012 to 12/31/2012	9.825787	11.467276	12,375.3903
01/01/2013 to 12/31/2013	11.467276	10.696331	10,728.4729
01/01/2014 to 12/31/2014	10.696331	9.815497	11,067.4376
01/01/2015 to 12/31/2015	9.815497	8.304547	13,613.6217
01/01/2016 to 12/31/2016	8.304547	9.090023	12,842.0102
01/01/2017 to 12/31/2017	9.090023	11.451886	9,611.9944
01/01/2018 to 12/31/2018	11.451886	9.646634	9,508.0395
01/01/2019 to 12/31/2019	9.646634	11.434745	8,888.1361
01/01/2020 to 12/31/2020	11.434745	14.288775	7,490.5867
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.191636	10.206128	1,618.0723
01/01/2012 to 12/31/2012	10.206128	10.752489	3,113.5619
01/01/2013 to 12/31/2013	10.752489	10.960322	8,841.6223
01/01/2014 to 12/31/2014	10.960322	10.838614	1,386.9230
01/01/2015 to 12/31/2015	10.838614	10.551088	1,330.6492
01/01/2016 to 12/31/2016	10.551088	11.317732	1,275.3265
01/01/2017 to 12/31/2017	11.317732	11.519422	1,222.7067
01/01/2018 to 12/31/2018	11.519422	11.342233	1,170.4938
01/01/2019 to 12/31/2019	11.342233	11.916855	1,122.3382
01/01/2020 to 12/31/2020	11.916855	11.939053	3,289.4026
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987467	9.737301	1,670.6736
01/01/2012 to 12/31/2012	9.737301	9.978243	3,867.9243
01/01/2013 to 12/31/2013	9.978243	9.909038	12,109.8373
01/01/2014 to 12/31/2014	9.909038	9.830297	4,499.9217
01/01/2015 to 12/31/2015	9.830297	9.590033	4,340.8133
01/01/2016 to 12/31/2016	9.590033	9.709237	4,349.1966
01/01/2017 to 12/31/2017	9.709237	9.658676	4,600.5804
01/01/2018 to 12/31/2018	9.658676	9.522057	4,332.0209
01/01/2019 to 12/31/2019	9.522057	9.780866	4,484.8824
01/01/2020 to 12/31/2020	9.780866	9.804963	2,219.9890
119

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.109598	11.848773	0.0000
01/01/2012 to 12/31/2012	11.848773	13.292212	0.0000
01/01/2013 to 12/31/2013	13.292212	13.183930	0.0000
01/01/2014 to 12/31/2014	13.183930	13.089869	0.0000
01/01/2015 to 12/31/2015	13.089869	12.315359	0.0000
01/01/2016 to 12/31/2016	12.315359	12.195355	0.0000
01/01/2017 to 12/31/2017	12.195355	11.989160	0.0000
01/01/2018 to 12/31/2018	11.989160	11.886266	0.0000
01/01/2019 to 12/31/2019	11.886266	11.804629	0.0000
01/01/2020 to 12/31/2020	11.804629	10.903147	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.839867	12.827651	11,715.3881
01/01/2012 to 12/31/2012	12.827651	15.863844	9,592.8271
01/01/2013 to 12/31/2013	15.863844	16.125203	7,239.4454
01/01/2014 to 12/31/2014	16.125203	17.929838	6,666.5191
01/01/2015 to 12/31/2015	17.929838	17.354469	6,364.4469
01/01/2016 to 12/31/2016	17.354469	17.185300	5,654.2499
01/01/2017 to 12/31/2017	17.185300	18.684026	5,778.0786
01/01/2018 to 12/31/2018	18.684026	16.753995	4,743.4321
01/01/2019 to 12/31/2019	16.753995	20.527481	4,531.7657
01/01/2020 to 12/31/2020	20.527481	19.139134	4,182.2907
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.138699	16.110007	56,537.4803
01/01/2012 to 12/31/2012	16.110007	20.439093	49,185.7091
01/01/2013 to 12/31/2013	20.439093	26.182208	43,720.4203
01/01/2014 to 12/31/2014	26.182208	24.214073	44,655.8718
01/01/2015 to 12/31/2015	24.214073	22.695265	41,801.0034
01/01/2016 to 12/31/2016	22.695265	24.101193	37,368.6889
01/01/2017 to 12/31/2017	24.101193	30.860299	33,637.3314
01/01/2018 to 12/31/2018	30.860299	23.029586	34,465.1079
01/01/2019 to 12/31/2019	23.029586	28.150546	34,589.3111
01/01/2020 to 12/31/2020	28.150546	29.047507	29,134.7531
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010638	1.044753	56,139.3888
01/01/2013 to 12/31/2013	1.044753	1.044689	149,823.9471
01/01/2014 to 12/31/2014	1.044689	1.082773	59,499.4658
01/01/2015 to 12/31/2015	1.082773	1.018227	49,788.6772
01/01/2016 to 12/31/2016	1.018227	1.116680	46,880.4480
01/01/2017 to 12/31/2017	1.116680	1.205899	44,327.9400
01/01/2018 to 12/31/2018	1.205899	1.107503	41,692.9648
01/01/2019 to 12/31/2019	1.107503	1.253326	37,861.9983
01/01/2020 to 12/31/2020	1.253326	1.355001	36,514.0699
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.037209	9.707455	21,779.8544
01/01/2012 to 12/31/2012	9.707455	11.285093	21,495.0248
01/01/2013 to 12/31/2013	11.285093	14.998753	28,211.0498
01/01/2014 to 12/31/2014	14.998753	16.094940	23,170.4807
01/01/2015 to 12/31/2015	16.094940	14.856471	22,747.6781
01/01/2016 to 12/31/2016	14.856471	17.106924	19,110.3742
01/01/2017 to 12/31/2017	17.106924	19.820694	16,636.0583
01/01/2018 to 12/31/2018	19.820694	17.090500	16,502.3213
01/01/2019 to 12/31/2019	17.090500	20.964136	16,448.6493
01/01/2020 to 12/31/2020	20.964136	20.474650	16,137.3527
120

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.256580	14.815549	37,329.1778
01/01/2012 to 12/31/2012	14.815549	17.193866	34,300.0190
01/01/2013 to 12/31/2013	17.193866	23.660099	31,013.4841
01/01/2014 to 12/31/2014	23.660099	25.063801	27,615.8109
01/01/2015 to 12/31/2015	25.063801	24.183668	26,814.6890
01/01/2016 to 12/31/2016	24.183668	26.455032	22,395.5582
01/01/2017 to 12/31/2017	26.455032	32.550694	20,158.9179
01/01/2018 to 12/31/2018	32.550694	29.059788	17,756.8885
01/01/2019 to 12/31/2019	29.059788	35.490326	17,270.4984
01/01/2020 to 12/31/2020	35.490326	54.614165	13,082.7369
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.982397	10.415288	3,775.8782
01/01/2014 to 12/31/2014	10.415288	10.745007	7,338.3176
01/01/2015 to 12/31/2015	10.745007	10.598990	7,199.9144
01/01/2016 to 12/31/2016	10.598990	10.636730	11,375.7372
01/01/2017 to 12/31/2017	10.636730	10.788096	12,077.0459
01/01/2018 to 12/31/2018	10.788096	10.591556	11,889.7804
01/01/2019 to 12/31/2019	10.591556	11.251539	10,979.4567
01/01/2020 to 12/31/2020	11.251539	11.916465	12,667.4045
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.231419	10.625827	6,863.2939
01/01/2012 to 12/31/2012	10.625827	10.942791	36,511.7444
01/01/2013 to 04/26/2013	10.942791	10.914101	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012693	1.046793	0.0000
01/01/2013 to 12/31/2013	1.046793	1.140507	27,637.6018
01/01/2014 to 12/31/2014	1.140507	1.197703	5,856.8602
01/01/2015 to 12/31/2015	1.197703	1.186262	5,771.8094
01/01/2016 to 12/31/2016	1.186262	1.198324	5,840.8248
01/01/2017 to 12/31/2017	1.198324	1.372380	5,733.7707
01/01/2018 to 12/31/2018	1.372380	1.250258	10,783.4487
01/01/2019 to 12/31/2019	1.250258	1.434921	10,809.8410
01/01/2020 to 12/31/2020	1.434921	1.580764	10,480.8457
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996789	1.037181	0.0000
01/01/2015 to 12/31/2015	1.037181	1.008153	0.0000
01/01/2016 to 12/31/2016	1.008153	1.009417	0.0000
01/01/2017 to 12/31/2017	1.009417	1.144449	0.0000
01/01/2018 to 04/30/2018	1.144449	1.114436	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.771469	12.351922	2,687.8389
01/01/2012 to 12/31/2012	12.351922	14.177242	2,547.3428
01/01/2013 to 12/31/2013	14.177242	16.301216	806.1797
01/01/2014 to 12/31/2014	16.301216	16.557238	1,234.6566
01/01/2015 to 12/31/2015	16.557238	16.453276	1,197.6440
01/01/2016 to 12/31/2016	16.453276	16.923287	1,214.3290
01/01/2017 to 12/31/2017	16.923287	20.430078	1,180.1618
01/01/2018 to 12/31/2018	20.430078	18.973041	1,153.3092
01/01/2019 to 12/31/2019	18.973041	23.751945	1,083.1212
01/01/2020 to 12/31/2020	23.751945	26.763411	420.1601
121

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.233279	7.331562	65,703.6642
01/01/2012 to 12/31/2012	7.331562	8.528399	60,276.0679
01/01/2013 to 12/31/2013	8.528399	12.189990	62,585.1087
01/01/2014 to 12/31/2014	12.189990	14.227397	54,427.9123
01/01/2015 to 12/31/2015	14.227397	13.402810	51,168.5358
01/01/2016 to 12/31/2016	13.402810	13.509808	46,702.7612
01/01/2017 to 12/31/2017	13.509808	15.704357	43,872.7591
01/01/2018 to 12/31/2018	15.704357	14.326837	39,094.7222
01/01/2019 to 12/31/2019	14.326837	17.379049	38,917.5025
01/01/2020 to 12/31/2020	17.379049	22.558033	29,424.1107
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	136.590360	123.974133	0.0000
01/01/2012 to 12/31/2012	123.974133	149.089951	36.8854
01/01/2013 to 12/31/2013	149.089951	188.487955	87.4251
01/01/2014 to 04/25/2014	188.487955	195.995813	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.523369	6.926195	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077368	1.123121	3,956.1767
01/01/2014 to 12/31/2014	1.123121	1.204640	3,905.7841
01/01/2015 to 12/31/2015	1.204640	1.168227	3,877.3805
01/01/2016 to 12/31/2016	1.168227	1.196832	3,901.6978
01/01/2017 to 12/31/2017	1.196832	1.357585	8,979.8243
01/01/2018 to 12/31/2018	1.357585	1.236814	8,873.3887
01/01/2019 to 12/31/2019	1.236814	1.477747	8,755.4046
01/01/2020 to 12/31/2020	1.477747	1.545718	8,691.4302
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.888670	12.173685	60,980.1296
01/01/2012 to 12/31/2012	12.173685	13.945926	56,152.9910
01/01/2013 to 12/31/2013	13.945926	16.326750	53,400.8850
01/01/2014 to 12/31/2014	16.326750	14.913597	50,716.9298
01/01/2015 to 12/31/2015	14.913597	14.380504	45,947.9517
01/01/2016 to 12/31/2016	14.380504	13.993329	44,488.0064
01/01/2017 to 12/31/2017	13.993329	17.605395	39,361.7689
01/01/2018 to 12/31/2018	17.605395	14.862170	34,365.7381
01/01/2019 to 12/31/2019	14.862170	18.720776	32,796.2348
01/01/2020 to 12/31/2020	18.720776	20.768776	27,676.4857
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999747	1.032376	0.0000
01/01/2015 to 12/31/2015	1.032376	0.957942	0.0000
01/01/2016 to 12/31/2016	0.957942	1.044987	0.0000
01/01/2017 to 12/31/2017	1.044987	1.155124	0.0000
01/01/2018 to 12/31/2018	1.155124	1.047753	0.0000
01/01/2019 to 12/31/2019	1.047753	1.254771	0.0000
01/01/2020 to 12/31/2020	1.254771	1.377646	0.0000
122

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.308523	14.520839	58,227.1988
01/01/2012 to 12/31/2012	14.520839	15.554886	55,618.5455
01/01/2013 to 12/31/2013	15.554886	13.853433	51,263.9245
01/01/2014 to 12/31/2014	13.853433	13.992948	42,461.0147
01/01/2015 to 12/31/2015	13.992948	13.309223	38,646.1811
01/01/2016 to 12/31/2016	13.309223	13.716432	39,037.0791
01/01/2017 to 12/31/2017	13.716432	13.932643	41,841.5620
01/01/2018 to 12/31/2018	13.932643	13.346394	36,165.7189
01/01/2019 to 12/31/2019	13.346394	14.185339	35,403.8870
01/01/2020 to 12/31/2020	14.185339	15.531880	32,052.0900
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.682349	15.883636	237,990.5006
01/01/2012 to 12/31/2012	15.883636	17.036445	240,479.7670
01/01/2013 to 12/31/2013	17.036445	16.403823	222,564.1117
01/01/2014 to 12/31/2014	16.403823	16.778165	207,945.0639
01/01/2015 to 12/31/2015	16.778165	16.471443	141,422.9493
01/01/2016 to 12/31/2016	16.471443	16.591508	135,769.1960
01/01/2017 to 12/31/2017	16.591508	17.021286	130,307.0894
01/01/2018 to 12/31/2018	17.021286	16.669187	126,253.6141
01/01/2019 to 12/31/2019	16.669187	17.748313	118,729.6951
01/01/2020 to 12/31/2020	17.748313	18.905370	107,749.6635
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214840	10.719329	416.4134
01/01/2014 to 12/31/2014	10.719329	11.432127	412.0749
01/01/2015 to 12/31/2015	11.432127	11.082129	410.9799
01/01/2016 to 12/31/2016	11.082129	11.375720	410.4613
01/01/2017 to 12/31/2017	11.375720	13.007310	936.8958
01/01/2018 to 04/30/2018	13.007310	12.422165	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010671	1.064850	0.0000
01/01/2013 to 12/31/2013	1.064850	1.151025	70,021.9924
01/01/2014 to 12/31/2014	1.151025	1.217374	5,781.4326
01/01/2015 to 12/31/2015	1.217374	1.184553	5,716.8759
01/01/2016 to 12/31/2016	1.184553	1.228578	5,723.5951
01/01/2017 to 12/31/2017	1.228578	1.378547	10,782.6899
01/01/2018 to 12/31/2018	1.378547	1.225619	9,681.6045
01/01/2019 to 12/31/2019	1.225619	1.461741	9,606.3542
01/01/2020 to 12/31/2020	1.461741	1.465117	10,054.7790
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.409705	11.319849	15,298.9054
01/01/2012 to 12/31/2012	11.319849	12.538608	14,746.7032
01/01/2013 to 12/31/2013	12.538608	13.900502	12,876.8418
01/01/2014 to 12/31/2014	13.900502	14.438774	12,722.2562
01/01/2015 to 12/31/2015	14.438774	13.895827	8,134.4410
01/01/2016 to 12/31/2016	13.895827	14.430145	7,994.7332
01/01/2017 to 12/31/2017	14.430145	16.413141	7,853.6278
01/01/2018 to 12/31/2018	16.413141	15.060229	7,706.9449
01/01/2019 to 12/31/2019	15.060229	17.683263	7,572.4882
01/01/2020 to 12/31/2020	17.683263	19.064148	7,512.0727
123

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.997693	10.566641	2,319.0931
01/01/2012 to 12/31/2012	10.566641	11.931151	2,241.6971
01/01/2013 to 12/31/2013	11.931151	13.829212	2,173.7314
01/01/2014 to 12/31/2014	13.829212	14.305952	2,104.4003
01/01/2015 to 12/31/2015	14.305952	13.719145	2,032.6862
01/01/2016 to 12/31/2016	13.719145	14.394199	1,960.8529
01/01/2017 to 12/31/2017	14.394199	16.905948	1,886.7789
01/01/2018 to 12/31/2018	16.905948	15.142799	1,830.1010
01/01/2019 to 12/31/2019	15.142799	18.201519	849.2015
01/01/2020 to 12/31/2020	18.201519	19.787546	841.7825
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.932127	44.225853	36,988.1031
01/01/2012 to 12/31/2012	44.225853	51.215775	34,832.7959
01/01/2013 to 12/31/2013	51.215775	67.258778	29,935.5620
01/01/2014 to 12/31/2014	67.258778	74.794570	25,640.0241
01/01/2015 to 12/31/2015	74.794570	70.790557	22,759.7149
01/01/2016 to 12/31/2016	70.790557	80.572923	20,671.7142
01/01/2017 to 12/31/2017	80.572923	92.506519	19,695.3199
01/01/2018 to 12/31/2018	92.506519	82.485119	16,783.8539
01/01/2019 to 12/31/2019	82.485119	102.444612	15,817.2571
01/01/2020 to 12/31/2020	102.444612	103.447257	13,196.5184
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.033512	9.687665	57,984.5631
01/01/2012 to 12/31/2012	9.687665	10.810320	58,251.1471
01/01/2013 to 12/31/2013	10.810320	14.494085	50,993.3499
01/01/2014 to 12/31/2014	14.494085	16.046040	42,792.7638
01/01/2015 to 12/31/2015	16.046040	16.803125	38,685.2449
01/01/2016 to 12/31/2016	16.803125	17.520416	28,961.6320
01/01/2017 to 12/31/2017	17.520416	21.456134	26,197.1577
01/01/2018 to 12/31/2018	21.456134	20.599114	24,028.3427
01/01/2019 to 12/31/2019	20.599114	26.504019	23,057.3750
01/01/2020 to 12/31/2020	26.504019	32.239422	19,119.7101
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.131767	22.814175	2,643.2608
01/01/2012 to 12/31/2012	22.814175	25.685170	2,078.6600
01/01/2013 to 12/31/2013	25.685170	32.855796	2,638.1535
01/01/2014 to 12/31/2014	32.855796	35.363840	2,053.0694
01/01/2015 to 12/31/2015	35.363840	31.597589	1,399.7706
01/01/2016 to 12/31/2016	31.597589	35.827558	2,010.9339
01/01/2017 to 12/31/2017	35.827558	38.505284	2,079.9874
01/01/2018 to 12/31/2018	38.505284	33.960319	1,879.4650
01/01/2019 to 12/31/2019	33.960319	43.000882	1,081.2623
01/01/2020 to 12/31/2020	43.000882	45.435085	857.9166
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.063597	13.857334	16,522.1875
01/01/2012 to 12/31/2012	13.857334	16.066470	5,556.7864
01/01/2013 to 12/31/2013	16.066470	20.921723	9,198.4829
01/01/2014 to 12/31/2014	20.921723	23.255219	8,982.5562
01/01/2015 to 12/31/2015	23.255219	20.747163	8,054.0492
01/01/2016 to 12/31/2016	20.747163	23.051915	7,332.3485
01/01/2017 to 12/31/2017	23.051915	25.072407	3,260.0712
01/01/2018 to 12/31/2018	25.072407	21.339236	2,739.2711
01/01/2019 to 12/31/2019	21.339236	28.391441	2,635.9446
01/01/2020 to 12/31/2020	28.391441	28.626196	2,439.0686
124

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.723820	10.856793	0.0000
01/01/2013 to 12/31/2013	10.856793	10.176098	0.0000
01/01/2014 to 12/31/2014	10.176098	10.744452	186.4098
01/01/2015 to 12/31/2015	10.744452	10.592865	181.2941
01/01/2016 to 12/31/2016	10.592865	10.535681	197.3056
01/01/2017 to 12/31/2017	10.535681	10.611992	224.5174
01/01/2018 to 12/31/2018	10.611992	10.409652	206.9836
01/01/2019 to 12/31/2019	10.409652	10.984607	236.6285
01/01/2020 to 12/31/2020	10.984607	11.610528	257.2190
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.951477	9.793596	18,778.9301
01/01/2014 to 12/31/2014	9.793596	9.292629	17,616.3627
01/01/2015 to 12/31/2015	9.292629	8.924312	11,249.7011
01/01/2016 to 12/31/2016	8.924312	9.203219	9,984.8608
01/01/2017 to 12/31/2017	9.203219	12.187349	9,037.4718
01/01/2018 to 12/31/2018	12.187349	9.906067	7,471.7171
01/01/2019 to 12/31/2019	9.906067	12.875879	7,021.2563
01/01/2020 to 12/31/2020	12.875879	15.958364	7,602.6526
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.864145	7.458837	21,222.7333
01/01/2012 to 12/31/2012	7.458837	8.598458	23,813.6485
01/01/2013 to 04/26/2013	8.598458	8.905057	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.128233	9.943078	94,639.3738
01/01/2012 to 12/31/2012	9.943078	9.759823	91,103.1585
01/01/2013 to 12/31/2013	9.759823	9.580917	99,608.6032
01/01/2014 to 12/31/2014	9.580917	9.405291	93,945.7810
01/01/2015 to 12/31/2015	9.405291	9.232884	86,262.1969
01/01/2016 to 12/31/2016	9.232884	9.073801	81,905.9781
01/01/2017 to 12/31/2017	9.073801	8.964457	123,436.2583
01/01/2018 to 12/31/2018	8.964457	8.935536	115,422.4633
01/01/2019 to 12/31/2019	8.935536	8.936490	53,926.9327
01/01/2020 to 12/31/2020	8.936490	8.789090	53,642.8483
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.392467	13.616251	0.0000
01/01/2015 to 12/31/2015	13.616251	13.288384	0.0000
01/01/2016 to 12/31/2016	13.288384	13.635755	0.0000
01/01/2017 to 12/31/2017	13.635755	14.314495	0.0000
01/01/2018 to 12/31/2018	14.314495	13.683796	0.0000
01/01/2019 to 12/31/2019	13.683796	15.009523	0.0000
01/01/2020 to 12/31/2020	15.009523	16.135879	30,080.7293
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.756596	11.746461	118,704.7816
01/01/2012 to 12/31/2012	11.746461	12.788163	147,726.1730
01/01/2013 to 12/31/2013	12.788163	13.693588	187,199.1765
01/01/2014 to 04/25/2014	13.693588	13.786685	0.0000
125

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.819527	11.589772	450,481.3934
01/01/2012 to 12/31/2012	11.589772	12.786266	416,097.3608
01/01/2013 to 12/31/2013	12.786266	14.337516	287,331.3144
01/01/2014 to 04/25/2014	14.337516	14.380594	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.973059	14.320385	463,744.0272
01/01/2015 to 12/31/2015	14.320385	13.906986	419,421.4626
01/01/2016 to 12/31/2016	13.906986	14.483189	407,337.1130
01/01/2017 to 12/31/2017	14.483189	15.731619	388,626.8457
01/01/2018 to 12/31/2018	15.731619	14.762071	363,069.2669
01/01/2019 to 12/31/2019	14.762071	16.751583	337,144.3120
01/01/2020 to 12/31/2020	16.751583	18.258793	305,689.7933
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.603890	11.197649	792,962.3527
01/01/2012 to 12/31/2012	11.197649	12.522590	801,451.4400
01/01/2013 to 12/31/2013	12.522590	14.680262	815,671.8153
01/01/2014 to 04/25/2014	14.680262	14.680058	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.369533	14.838306	807,539.1891
01/01/2015 to 12/31/2015	14.838306	14.381624	789,113.1492
01/01/2016 to 12/31/2016	14.381624	15.121141	794,880.3926
01/01/2017 to 12/31/2017	15.121141	17.031597	516,858.6998
01/01/2018 to 12/31/2018	17.031597	15.693758	487,222.7042
01/01/2019 to 12/31/2019	15.693758	18.398508	469,170.6655
01/01/2020 to 12/31/2020	18.398508	20.561818	450,244.2121
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.492124	10.844888	910,071.4310
01/01/2012 to 12/31/2012	10.844888	12.318535	738,896.6973
01/01/2013 to 12/31/2013	12.318535	15.226579	734,830.4709
01/01/2014 to 04/25/2014	15.226579	15.143557	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.559131	9.219053	35,261.9511
01/01/2012 to 12/31/2012	9.219053	10.508312	23,030.3125
01/01/2013 to 04/26/2013	10.508312	11.296594	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.343608	14.896993	680,144.3221
01/01/2015 to 12/31/2015	14.896993	14.375859	652,071.2614
01/01/2016 to 12/31/2016	14.375859	15.261210	601,242.9103
01/01/2017 to 12/31/2017	15.261210	17.853113	545,035.0972
01/01/2018 to 12/31/2018	17.853113	16.102433	486,418.1023
01/01/2019 to 12/31/2019	16.102433	19.558050	443,630.7433
01/01/2020 to 12/31/2020	19.558050	22.384651	412,084.7603
126

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.280010	13.883244	55,512.1665
01/01/2012 to 12/31/2012	13.883244	15.205726	49,926.9045
01/01/2013 to 12/31/2013	15.205726	20.376869	47,003.7864
01/01/2014 to 12/31/2014	20.376869	20.338167	41,050.8053
01/01/2015 to 12/31/2015	20.338167	18.035670	40,106.9192
01/01/2016 to 12/31/2016	18.035670	21.715679	32,557.9904
01/01/2017 to 12/31/2017	21.715679	23.992005	30,222.3730
01/01/2018 to 12/31/2018	23.992005	20.389893	29,696.4844
01/01/2019 to 12/31/2019	20.389893	24.707736	28,727.5080
01/01/2020 to 12/31/2020	24.707736	25.704126	25,146.4509
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.076373	14.039305	0.0000
01/01/2012 to 12/31/2012	14.039305	16.248019	0.0000
01/01/2013 to 12/31/2013	16.248019	20.352900	1,379.7235
01/01/2014 to 12/31/2014	20.352900	18.642214	1,197.3261
01/01/2015 to 12/31/2015	18.642214	19.353701	1,252.7210
01/01/2016 to 12/31/2016	19.353701	20.105920	0.0000
01/01/2017 to 12/31/2017	20.105920	25.748262	0.0000
01/01/2018 to 12/31/2018	25.748262	20.076639	264.0745
01/01/2019 to 12/31/2019	20.076639	24.248482	269.7107
01/01/2020 to 12/31/2020	24.248482	25.895305	291.3226
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.601765	21.921747	1,283.3211
01/01/2017 to 12/31/2017	21.921747	25.569066	1,283.3211
01/01/2018 to 12/31/2018	25.569066	25.009170	2,981.9235
01/01/2019 to 12/31/2019	25.009170	32.074219	2,892.6481
01/01/2020 to 12/31/2020	32.074219	34.939142	2,991.4766
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.401179	16.250555	0.0000
01/01/2012 to 12/31/2012	16.250555	17.606464	0.0000
01/01/2013 to 12/31/2013	17.606464	22.937983	1,639.1558
01/01/2014 to 12/31/2014	22.937983	24.979056	1,484.6639
01/01/2015 to 12/31/2015	24.979056	24.459713	1,380.1015
01/01/2016 to 04/29/2016	24.459713	24.576063	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.314837	11.584307	137,154.2561
01/01/2012 to 12/31/2012	11.584307	12.815171	124,413.2669
01/01/2013 to 12/31/2013	12.815171	16.798343	115,108.3485
01/01/2014 to 12/31/2014	16.798343	18.213110	98,189.8243
01/01/2015 to 12/31/2015	18.213110	18.284506	91,231.7856
01/01/2016 to 12/31/2016	18.284506	19.233148	78,394.9187
01/01/2017 to 12/31/2017	19.233148	22.454000	73,584.0512
01/01/2018 to 12/31/2018	22.454000	21.985185	65,445.5044
01/01/2019 to 12/31/2019	21.985185	28.223392	59,573.7305
01/01/2020 to 12/31/2020	28.223392	30.774378	51,001.6227
127

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.424852	17.143839	6,644.9966
01/01/2014 to 12/31/2014	17.143839	18.659961	6,339.9297
01/01/2015 to 12/31/2015	18.659961	18.794945	5,342.9709
01/01/2016 to 12/31/2016	18.794945	19.402048	4,532.6528
01/01/2017 to 12/31/2017	19.402048	23.796996	4,313.6278
01/01/2018 to 12/31/2018	23.796996	21.979897	3,987.7341
01/01/2019 to 12/31/2019	21.979897	28.662602	3,716.8236
01/01/2020 to 12/31/2020	28.662602	36.966445	2,812.2671
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.070208	12.781608	7,634.2567
01/01/2012 to 12/31/2012	12.781608	13.301322	7,957.6116
01/01/2013 to 04/26/2013	13.301322	14.332215	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.842929	11.652065	52,678.0802
01/01/2012 to 12/31/2012	11.652065	13.216751	117,271.6891
01/01/2013 to 12/31/2013	13.216751	17.740395	107,712.3843
01/01/2014 to 12/31/2014	17.740395	18.937882	91,022.8379
01/01/2015 to 12/31/2015	18.937882	20.550137	75,126.8428
01/01/2016 to 12/31/2016	20.550137	20.147267	66,518.6080
01/01/2017 to 12/31/2017	20.147267	27.095158	59,346.6904
01/01/2018 to 12/31/2018	27.095158	26.625979	50,786.8786
01/01/2019 to 12/31/2019	26.625979	34.631534	46,932.2413
01/01/2020 to 12/31/2020	34.631534	53.161062	35,565.9999
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.810117	7.372835	3,557.7005
01/01/2012 to 12/31/2012	7.372835	8.154149	2,963.4250
01/01/2013 to 04/26/2013	8.154149	8.750456	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.050256	7.793885	115,975.2707
01/01/2012 to 04/27/2012	7.793885	8.755258	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.719838	15.484013	0.0000
01/01/2012 to 12/31/2012	15.484013	15.743288	0.0000
01/01/2013 to 12/31/2013	15.743288	15.057455	0.0000
01/01/2014 to 12/31/2014	15.057455	15.588494	0.0000
01/01/2015 to 12/31/2015	15.588494	15.294126	0.0000
01/01/2016 to 12/31/2016	15.294126	15.327044	3,597.5435
01/01/2017 to 12/31/2017	15.327044	15.488872	3,574.8330
01/01/2018 to 12/31/2018	15.488872	15.128748	3,327.6806
01/01/2019 to 12/31/2019	15.128748	16.090493	3,045.8981
01/01/2020 to 12/31/2020	16.090493	16.882869	2,776.2903
128

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.358764	15.699841	0.0000
01/01/2012 to 12/31/2012	15.699841	18.071495	0.0000
01/01/2013 to 12/31/2013	18.071495	23.550851	303.6288
01/01/2014 to 12/31/2014	23.550851	25.248964	296.9289
01/01/2015 to 12/31/2015	25.248964	24.122479	301.0035
01/01/2016 to 12/31/2016	24.122479	28.436031	278.3817
01/01/2017 to 12/31/2017	28.436031	32.272065	2,427.5307
01/01/2018 to 12/31/2018	32.272065	28.013764	0.0000
01/01/2019 to 12/31/2019	28.013764	34.523748	0.0000
01/01/2020 to 12/31/2020	34.523748	38.317917	0.0000
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.964646	10.259521	857.5895
01/01/2012 to 12/31/2012	10.259521	11.877164	0.0000
01/01/2013 to 12/31/2013	11.877164	14.158958	715.1798
01/01/2014 to 12/31/2014	14.158958	13.019476	754.8893
01/01/2015 to 12/31/2015	13.019476	12.613263	759.4879
01/01/2016 to 12/31/2016	12.613263	12.502000	795.4641
01/01/2017 to 12/31/2017	12.502000	15.285950	746.3737
01/01/2018 to 12/31/2018	15.285950	12.885054	797.3807
01/01/2019 to 12/31/2019	12.885054	15.378194	759.6321
01/01/2020 to 12/31/2020	15.378194	16.230312	0.0000
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.635105	15.623989	2,284.9703
01/01/2012 to 12/31/2012	15.623989	17.781579	774.1967
01/01/2013 to 12/31/2013	17.781579	24.110120	16,725.1947
01/01/2014 to 12/31/2014	24.110120	24.787674	13,997.7682
01/01/2015 to 12/31/2015	24.787674	23.229401	13,992.8624
01/01/2016 to 12/31/2016	23.229401	27.575434	13,948.7563
01/01/2017 to 12/31/2017	27.575434	30.942297	1,166.3070
01/01/2018 to 12/31/2018	30.942297	26.968326	933.6660
01/01/2019 to 12/31/2019	26.968326	33.146132	850.1641
01/01/2020 to 12/31/2020	33.146132	38.803257	831.4524
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.444426	11.418801	48,291.1268
01/01/2012 to 12/31/2012	11.418801	12.937763	44,487.4878
01/01/2013 to 12/31/2013	12.937763	16.726646	39,777.5522
01/01/2014 to 12/31/2014	16.726646	18.570883	37,597.3019
01/01/2015 to 12/31/2015	18.570883	18.396973	33,713.9677
01/01/2016 to 12/31/2016	18.396973	20.115452	25,431.8468
01/01/2017 to 12/31/2017	20.115452	23.940678	23,895.2059
01/01/2018 to 12/31/2018	23.940678	22.364086	24,060.7016
01/01/2019 to 12/31/2019	22.364086	28.716253	23,784.1790
01/01/2020 to 12/31/2020	28.716253	33.213411	22,817.5695
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.680742	20.596349	2,471.2453
01/01/2014 to 12/31/2014	20.596349	22.354329	6,437.0007
01/01/2015 to 12/31/2015	22.354329	21.864573	6,297.3488
01/01/2016 to 12/31/2016	21.864573	24.489259	5,946.9593
01/01/2017 to 12/31/2017	24.489259	28.268731	6,786.7030
01/01/2018 to 12/31/2018	28.268731	24.905858	7,366.8689
01/01/2019 to 12/31/2019	24.905858	31.746435	7,011.1559
01/01/2020 to 12/31/2020	31.746435	32.302550	7,417.9177
129

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.791473	8.583448	6,526.5112
01/01/2012 to 12/31/2012	8.583448	9.597810	6,136.1470
01/01/2013 to 04/26/2013	9.597810	10.498516	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.669209	19.508126	19,626.8668
01/01/2014 to 12/31/2014	19.508126	19.092967	17,511.3087
01/01/2015 to 12/31/2015	19.092967	18.814203	11,937.3066
01/01/2016 to 12/31/2016	18.814203	21.866683	9,612.0164
01/01/2017 to 12/31/2017	21.866683	24.791840	8,952.9667
01/01/2018 to 12/31/2018	24.791840	22.634857	6,779.3444
01/01/2019 to 12/31/2019	22.634857	28.754093	5,585.0074
01/01/2020 to 12/31/2020	28.754093	35.214282	5,591.8735
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.954891	13.906691	27,488.1786
01/01/2012 to 12/31/2012	13.906691	14.371972	23,947.9294
01/01/2013 to 04/26/2013	14.371972	15.560900	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.769833	8.522256	33,627.5484
01/01/2014 to 12/31/2014	8.522256	9.104423	34,264.0865
01/01/2015 to 12/31/2015	9.104423	9.877111	30,754.2142
01/01/2016 to 12/31/2016	9.877111	9.844586	22,762.2859
01/01/2017 to 12/31/2017	9.844586	12.900087	21,296.2233
01/01/2018 to 12/31/2018	12.900087	12.516155	18,929.9354
01/01/2019 to 12/31/2019	12.516155	16.045266	17,310.0162
01/01/2020 to 12/31/2020	16.045266	21.521725	12,939.2993
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.625790	5.860930	30,870.3967
01/01/2012 to 12/31/2012	5.860930	6.450107	30,927.1574
01/01/2013 to 04/26/2013	6.450107	6.735371	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.631121	15.240348	59.9462
01/01/2012 to 12/31/2012	15.240348	15.345209	538.3166
01/01/2013 to 12/31/2013	15.345209	16.684028	567.2623
01/01/2014 to 12/31/2014	16.684028	13.295055	644.5850
01/01/2015 to 12/31/2015	13.295055	8.775780	954.3766
01/01/2016 to 12/31/2016	8.775780	12.383154	809.3233
01/01/2017 to 12/31/2017	12.383154	12.066728	1,004.3376
01/01/2018 to 12/31/2018	12.066728	8.426792	1,084.5253
01/01/2019 to 12/31/2019	8.426792	9.293971	1,350.6797
01/01/2020 to 12/31/2020	9.293971	11.055302	1,451.0941
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.224047	28.153182	42,489.1941
01/01/2017 to 12/31/2017	28.153182	29.830992	40,142.5138
01/01/2018 to 12/31/2018	29.830992	28.102875	39,014.6639
01/01/2019 to 12/31/2019	28.102875	31.514717	36,044.1869
01/01/2020 to 12/31/2020	31.514717	32.981337	39,583.4869
130

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.442270	23.014253	61,178.1298
01/01/2012 to 12/31/2012	23.014253	25.515082	60,117.6603
01/01/2013 to 12/31/2013	25.515082	27.045951	56,695.9056
01/01/2014 to 12/31/2014	27.045951	27.832322	49,553.9064
01/01/2015 to 12/31/2015	27.832322	26.728019	45,310.6628
01/01/2016 to 04/29/2016	26.728019	27.499664	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	27.779927	28.753197	2,033.5858
01/01/2017 to 12/31/2017	28.753197	30.481672	2,125.4056
01/01/2018 to 12/31/2018	30.481672	28.748308	1,961.1660
01/01/2019 to 12/31/2019	28.748308	32.256285	1,588.9944
01/01/2020 to 12/31/2020	32.256285	33.808131	1,584.7095
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.277328	12.469565	1,190.3185
01/01/2012 to 12/31/2012	12.469565	13.641918	391.8466
01/01/2013 to 12/31/2013	13.641918	13.580801	8,730.7537
01/01/2014 to 12/31/2014	13.580801	13.924157	13,219.0417
01/01/2015 to 12/31/2015	13.924157	13.469712	12,950.5195
01/01/2016 to 04/29/2016	13.469712	13.783320	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.157228	16.697088	3,089.1574
01/01/2012 to 12/31/2012	16.697088	16.888930	3,082.4803
01/01/2013 to 12/31/2013	16.888930	16.429258	1,009.2039
01/01/2014 to 12/31/2014	16.429258	16.539392	2,656.8574
01/01/2015 to 12/31/2015	16.539392	16.286067	5,039.9019
01/01/2016 to 12/31/2016	16.286067	16.150821	8,346.4517
01/01/2017 to 12/31/2017	16.150821	16.121309	4,845.7921
01/01/2018 to 12/31/2018	16.121309	15.934584	12,836.7038
01/01/2019 to 12/31/2019	15.934584	16.546652	12,695.6822
01/01/2020 to 12/31/2020	16.546652	17.040351	13,943.6625
131

CONDENSED FINANCIAL INFORMATION (continued)
CLASS L-4 YEAR
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.162767	10.471040	17,116.5278
01/01/2013 to 12/31/2013	10.471040	11.413428	41,379.3664
01/01/2014 to 12/31/2014	11.413428	12.015513	49,028.6894
01/01/2015 to 12/31/2015	12.015513	11.851726	76,210.8972
01/01/2016 to 12/31/2016	11.851726	12.040824	72,320.3910
01/01/2017 to 12/31/2017	12.040824	13.417141	46,540.8353
01/01/2018 to 12/31/2018	13.417141	12.239589	42,007.5107
01/01/2019 to 12/31/2019	12.239589	14.172787	38,079.1825
01/01/2020 to 12/31/2020	14.172787	14.744246	34,134.4587
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.744728	9.353622	437,306.8908
01/01/2012 to 12/31/2012	9.353622	10.412975	477,902.5123
01/01/2013 to 12/31/2013	10.412975	12.104427	475,336.9482
01/01/2014 to 12/31/2014	12.104427	12.588752	469,135.9733
01/01/2015 to 12/31/2015	12.588752	12.258529	454,069.6241
01/01/2016 to 12/31/2016	12.258529	12.960701	424,372.6154
01/01/2017 to 12/31/2017	12.960701	14.853820	427,228.8077
01/01/2018 to 12/31/2018	14.853820	13.937366	325,330.6415
01/01/2019 to 12/31/2019	13.937366	16.337156	314,189.2573
01/01/2020 to 12/31/2020	16.337156	18.515287	315,674.9763
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.268923	8.660050	378,977.8196
01/01/2012 to 12/31/2012	8.660050	9.864168	347,584.8317
01/01/2013 to 12/31/2013	9.864168	12.102636	364,790.5071
01/01/2014 to 12/31/2014	12.102636	12.627072	414,242.7302
01/01/2015 to 12/31/2015	12.627072	12.289620	428,395.6990
01/01/2016 to 12/31/2016	12.289620	13.132041	429,000.2959
01/01/2017 to 12/31/2017	13.132041	15.628416	389,285.5244
01/01/2018 to 12/31/2018	15.628416	14.440788	376,928.8587
01/01/2019 to 12/31/2019	14.440788	17.509298	363,377.7049
01/01/2020 to 12/31/2020	17.509298	20.076506	322,332.4889
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.069140	8.485078	65,500.7873
01/01/2012 to 12/31/2012	8.485078	9.769178	74,633.9478
01/01/2013 to 12/31/2013	9.769178	12.434205	71,520.7814
01/01/2014 to 12/31/2014	12.434205	13.192003	65,299.9509
01/01/2015 to 12/31/2015	13.192003	13.777055	60,166.8668
01/01/2016 to 12/31/2016	13.777055	14.740436	67,233.1413
01/01/2017 to 12/31/2017	14.740436	18.490270	54,142.5874
01/01/2018 to 12/31/2018	18.490270	18.040720	62,011.8879
01/01/2019 to 12/31/2019	18.040720	23.059857	51,357.2363
01/01/2020 to 12/31/2020	23.059857	34.290013	50,022.9049
132

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.986521	9.812816	166,117.1268
01/01/2012 to 12/31/2012	9.812816	10.665337	110,003.1333
01/01/2013 to 12/31/2013	10.665337	11.873574	110,154.2272
01/01/2014 to 12/31/2014	11.873574	12.353950	96,715.5569
01/01/2015 to 12/31/2015	12.353950	12.027410	88,897.6896
01/01/2016 to 12/31/2016	12.027410	12.622368	81,893.5607
01/01/2017 to 12/31/2017	12.622368	13.984255	68,568.4322
01/01/2018 to 12/31/2018	13.984255	13.244406	53,188.3375
01/01/2019 to 12/31/2019	13.244406	15.087185	44,637.9341
01/01/2020 to 12/31/2020	15.087185	16.717142	29,409.5798
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.090112	11.452993	25,106.9097
01/01/2013 to 12/31/2013	11.452993	10.850902	39,616.0648
01/01/2014 to 12/31/2014	10.850902	11.066755	19,961.5632
01/01/2015 to 12/31/2015	11.066755	9.813999	37,313.6032
01/01/2016 to 12/31/2016	9.813999	10.486957	38,048.3679
01/01/2017 to 12/31/2017	10.486957	11.293178	29,961.1356
01/01/2018 to 12/31/2018	11.293178	10.370834	28,231.8384
01/01/2019 to 12/31/2019	10.370834	12.196310	26,867.4013
01/01/2020 to 12/31/2020	12.196310	12.321892	26,742.1647
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.919068	10.202547	21,727.7972
01/01/2013 to 12/31/2013	10.202547	11.036967	77,194.4885
01/01/2014 to 12/31/2014	11.036967	11.464155	83,028.9678
01/01/2015 to 12/31/2015	11.464155	11.230529	92,805.7132
01/01/2016 to 12/31/2016	11.230529	11.501728	89,219.9802
01/01/2017 to 12/31/2017	11.501728	12.781457	83,717.3633
01/01/2018 to 12/31/2018	12.781457	11.632851	77,889.4118
01/01/2019 to 12/31/2019	11.632851	13.761240	66,599.6530
01/01/2020 to 12/31/2020	13.761240	14.076518	62,456.3752
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.189673	19.261135	15,793.4653
01/01/2012 to 12/31/2012	19.261135	22.011911	18,826.5153
01/01/2013 to 12/31/2013	22.011911	23.601650	17,234.2306
01/01/2014 to 12/31/2014	23.601650	23.908601	16,534.2254
01/01/2015 to 12/31/2015	23.908601	22.497924	14,628.5000
01/01/2016 to 12/31/2016	22.497924	25.147597	14,689.4578
01/01/2017 to 12/31/2017	25.147597	26.577072	13,455.9778
01/01/2018 to 12/31/2018	26.577072	25.312189	9,230.4864
01/01/2019 to 12/31/2019	25.312189	28.510482	9,001.2205
01/01/2020 to 12/31/2020	28.510482	30.057124	8,566.8397
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.217138	10.365536	484,120.7964
01/01/2012 to 12/31/2012	10.365536	11.866095	459,226.1773
01/01/2013 to 12/31/2013	11.866095	15.070772	429,898.4696
01/01/2014 to 12/31/2014	15.070772	15.531808	356,176.1508
01/01/2015 to 12/31/2015	15.531808	14.925950	268,495.3287
01/01/2016 to 12/31/2016	14.925950	15.951943	222,952.9793
01/01/2017 to 12/31/2017	15.951943	19.232857	205,921.2279
01/01/2018 to 12/31/2018	19.232857	16.961096	192,218.6574
01/01/2019 to 12/31/2019	16.961096	21.204762	170,156.2537
01/01/2020 to 12/31/2020	21.204762	24.726969	158,835.4910
133

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.945874	10.368971	40,425.6478
01/01/2013 to 12/31/2013	10.368971	11.629162	75,244.9416
01/01/2014 to 12/31/2014	11.629162	12.504948	99,901.5906
01/01/2015 to 12/31/2015	12.504948	11.762166	98,080.7373
01/01/2016 to 12/31/2016	11.762166	12.499952	96,380.1380
01/01/2017 to 12/31/2017	12.499952	14.506717	92,916.0980
01/01/2018 to 12/31/2018	14.506717	13.177703	85,633.3616
01/01/2019 to 12/31/2019	13.177703	15.968699	88,611.7640
01/01/2020 to 12/31/2020	15.968699	17.620347	83,399.9931
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.922341	15.105017	159,773.2024
01/01/2012 to 12/31/2012	15.105017	17.476104	146,138.4718
01/01/2013 to 12/31/2013	17.476104	22.699826	122,575.6666
01/01/2014 to 12/31/2014	22.699826	22.643308	113,955.8740
01/01/2015 to 12/31/2015	22.643308	21.004968	99,625.8237
01/01/2016 to 12/31/2016	21.004968	27.037901	88,469.1480
01/01/2017 to 12/31/2017	27.037901	29.619563	79,198.3254
01/01/2018 to 12/31/2018	29.619563	24.619728	71,346.3740
01/01/2019 to 12/31/2019	24.619728	31.092315	63,814.0845
01/01/2020 to 12/31/2020	31.092315	30.315699	65,767.0455
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.254278	9.770137	60,354.5036
01/01/2012 to 12/31/2012	9.770137	11.390879	54,478.1015
01/01/2013 to 12/31/2013	11.390879	10.614449	60,517.2865
01/01/2014 to 12/31/2014	10.614449	9.730617	60,718.5445
01/01/2015 to 12/31/2015	9.730617	8.224494	50,482.9279
01/01/2016 to 12/31/2016	8.224494	8.993406	56,847.6584
01/01/2017 to 12/31/2017	8.993406	11.318888	42,527.4816
01/01/2018 to 12/31/2018	11.318888	9.525009	53,614.9319
01/01/2019 to 12/31/2019	9.525009	11.279293	40,710.3315
01/01/2020 to 12/31/2020	11.279293	14.080397	37,286.8800
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.184744	10.189062	9,061.3927
01/01/2012 to 12/31/2012	10.189062	10.723728	17,976.6121
01/01/2013 to 12/31/2013	10.723728	10.920083	25,960.7252
01/01/2014 to 12/31/2014	10.920083	10.788031	25,960.5450
01/01/2015 to 12/31/2015	10.788031	10.491351	25,907.5258
01/01/2016 to 12/31/2016	10.491351	11.242413	25,119.2515
01/01/2017 to 12/31/2017	11.242413	11.431358	15,522.7106
01/01/2018 to 12/31/2018	11.431358	11.244215	22,204.2823
01/01/2019 to 12/31/2019	11.244215	11.802069	16,128.1585
01/01/2020 to 12/31/2020	11.802069	11.812204	15,280.2057
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987330	9.730713	0.0000
01/01/2012 to 12/31/2012	9.730713	9.961476	6,632.3875
01/01/2013 to 12/31/2013	9.961476	9.882501	30,575.8277
01/01/2014 to 12/31/2014	9.882501	9.794175	30,923.6187
01/01/2015 to 12/31/2015	9.794175	9.545245	59,754.6285
01/01/2016 to 12/31/2016	9.545245	9.654236	56,297.6968
01/01/2017 to 12/31/2017	9.654236	9.594391	77,875.5019
01/01/2018 to 12/31/2018	9.594391	9.449177	45,162.9177
01/01/2019 to 12/31/2019	9.449177	9.696309	42,714.1080
01/01/2020 to 12/31/2020	9.696309	9.710457	41,725.0149
134

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.089395	11.817213	0.0000
01/01/2012 to 12/31/2012	11.817213	13.243492	0.0000
01/01/2013 to 12/31/2013	13.243492	13.122481	0.0000
01/01/2014 to 12/31/2014	13.122481	13.015836	0.0000
01/01/2015 to 12/31/2015	13.015836	12.233462	0.0000
01/01/2016 to 12/31/2016	12.233462	12.102151	0.0000
01/01/2017 to 12/31/2017	12.102151	11.885674	0.0000
01/01/2018 to 12/31/2018	11.885674	11.771823	0.0000
01/01/2019 to 12/31/2019	11.771823	11.679289	0.0000
01/01/2020 to 12/31/2020	11.679289	10.776565	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.747804	12.729608	73,241.4745
01/01/2012 to 12/31/2012	12.729608	15.726790	68,000.1568
01/01/2013 to 12/31/2013	15.726790	15.969912	68,153.3387
01/01/2014 to 12/31/2014	15.969912	17.739431	63,613.8152
01/01/2015 to 12/31/2015	17.739431	17.153009	34,885.9477
01/01/2016 to 12/31/2016	17.153009	16.968843	36,282.2766
01/01/2017 to 12/31/2017	16.968843	18.430314	27,961.6313
01/01/2018 to 12/31/2018	18.430314	16.509873	25,389.7406
01/01/2019 to 12/31/2019	16.509873	20.208170	22,221.3990
01/01/2020 to 12/31/2020	20.208170	18.822522	20,708.2925
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.962797	15.946001	168,338.9767
01/01/2012 to 12/31/2012	15.946001	20.210702	162,084.9629
01/01/2013 to 12/31/2013	20.210702	25.863792	145,047.4645
01/01/2014 to 12/31/2014	25.863792	23.895680	140,494.7761
01/01/2015 to 12/31/2015	23.895680	22.374448	129,317.5510
01/01/2016 to 12/31/2016	22.374448	23.736760	120,907.5141
01/01/2017 to 12/31/2017	23.736760	30.363402	101,052.3577
01/01/2018 to 12/31/2018	30.363402	22.635977	89,921.1346
01/01/2019 to 12/31/2019	22.635977	27.641768	84,024.9409
01/01/2020 to 12/31/2020	27.641768	28.493924	80,579.2561
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010622	1.044035	206,558.6070
01/01/2013 to 12/31/2013	1.044035	1.042928	374,956.0458
01/01/2014 to 12/31/2014	1.042928	1.079867	457,622.2100
01/01/2015 to 12/31/2015	1.079867	1.014480	545,171.6259
01/01/2016 to 12/31/2016	1.014480	1.111459	497,984.7885
01/01/2017 to 12/31/2017	1.111459	1.199066	467,980.5320
01/01/2018 to 12/31/2018	1.199066	1.100120	426,333.6423
01/01/2019 to 12/31/2019	1.100120	1.243727	333,484.8500
01/01/2020 to 12/31/2020	1.243727	1.343277	309,756.7712
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.980379	9.642864	7,986.0999
01/01/2012 to 12/31/2012	9.642864	11.198746	10,731.8045
01/01/2013 to 12/31/2013	11.198746	14.869131	13,841.2520
01/01/2014 to 12/31/2014	14.869131	15.939898	22,755.3649
01/01/2015 to 12/31/2015	15.939898	14.698649	21,633.8973
01/01/2016 to 12/31/2016	14.698649	16.908284	20,037.8787
01/01/2017 to 12/31/2017	16.908284	19.571033	31,952.6638
01/01/2018 to 12/31/2018	19.571033	16.858260	30,974.5129
01/01/2019 to 12/31/2019	16.858260	20.658604	29,073.9024
01/01/2020 to 12/31/2020	20.658604	20.156023	27,666.0784
135

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.116340	14.664720	89,194.1004
01/01/2012 to 12/31/2012	14.664720	17.001734	81,457.7210
01/01/2013 to 12/31/2013	17.001734	23.372353	77,553.6832
01/01/2014 to 12/31/2014	23.372353	24.734239	70,938.0432
01/01/2015 to 12/31/2015	24.734239	23.841823	63,220.4494
01/01/2016 to 12/31/2016	23.841823	26.055023	64,328.5232
01/01/2017 to 12/31/2017	26.055023	32.026594	56,694.4375
01/01/2018 to 12/31/2018	32.026594	28.563136	45,643.7012
01/01/2019 to 12/31/2019	28.563136	34.848910	40,983.1916
01/01/2020 to 12/31/2020	34.848910	53.573447	35,075.3887
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.927466	10.356211	18,432.4654
01/01/2014 to 12/31/2014	10.356211	10.673385	26,060.2939
01/01/2015 to 12/31/2015	10.673385	10.517820	22,039.4041
01/01/2016 to 12/31/2016	10.517820	10.544724	30,188.9719
01/01/2017 to 12/31/2017	10.544724	10.684125	120,393.6588
01/01/2018 to 12/31/2018	10.684125	10.478940	58,746.3294
01/01/2019 to 12/31/2019	10.478940	11.120785	31,203.4297
01/01/2020 to 12/31/2020	11.120785	11.766185	34,647.1092
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.203969	10.586761	23,126.4336
01/01/2012 to 12/31/2012	10.586761	10.891608	26,382.9353
01/01/2013 to 04/26/2013	10.891608	10.862933	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012676	1.046073	84,565.2305
01/01/2013 to 12/31/2013	1.046073	1.138585	308,729.1521
01/01/2014 to 12/31/2014	1.138585	1.194489	407,585.4220
01/01/2015 to 12/31/2015	1.194489	1.181897	516,376.6447
01/01/2016 to 12/31/2016	1.181897	1.192722	480,587.0989
01/01/2017 to 12/31/2017	1.192722	1.364604	450,780.0135
01/01/2018 to 12/31/2018	1.364604	1.241924	442,817.7345
01/01/2019 to 12/31/2019	1.241924	1.423932	326,762.1467
01/01/2020 to 12/31/2020	1.423932	1.567087	305,972.2764
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996775	1.036466	0.0000
01/01/2015 to 12/31/2015	1.036466	1.006451	0.0000
01/01/2016 to 12/31/2016	1.006451	1.006706	0.0000
01/01/2017 to 12/31/2017	1.006706	1.140239	0.0000
01/01/2018 to 04/30/2018	1.140239	1.109974	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.711856	12.282006	37,793.2478
01/01/2012 to 12/31/2012	12.282006	14.082838	37,263.3349
01/01/2013 to 12/31/2013	14.082838	16.176496	34,591.3883
01/01/2014 to 12/31/2014	16.176496	16.414140	27,795.0291
01/01/2015 to 12/31/2015	16.414140	16.294774	14,815.0890
01/01/2016 to 12/31/2016	16.294774	16.743511	15,675.4867
01/01/2017 to 12/31/2017	16.743511	20.192923	13,018.0459
01/01/2018 to 12/31/2018	20.192923	18.733948	9,240.7786
01/01/2019 to 12/31/2019	18.733948	23.429202	8,385.8851
01/01/2020 to 12/31/2020	23.429202	26.373297	7,885.4511
136

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.163541	7.253635	161,956.9545
01/01/2012 to 12/31/2012	7.253635	8.429276	152,984.9348
01/01/2013 to 12/31/2013	8.429276	12.036283	162,276.5985
01/01/2014 to 12/31/2014	12.036283	14.033965	159,755.8119
01/01/2015 to 12/31/2015	14.033965	13.207370	151,266.6327
01/01/2016 to 12/31/2016	13.207370	13.299503	141,749.6509
01/01/2017 to 12/31/2017	13.299503	15.444494	131,404.1697
01/01/2018 to 12/31/2018	15.444494	14.075601	127,272.0467
01/01/2019 to 12/31/2019	14.075601	17.057229	121,908.1806
01/01/2020 to 12/31/2020	17.057229	22.118144	113,036.7411
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	132.713558	120.335247	15.7544
01/01/2012 to 12/31/2012	120.335247	144.568601	97.4233
01/01/2013 to 12/31/2013	144.568601	182.589254	468.2933
01/01/2014 to 04/25/2014	182.589254	189.802385	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.489699	6.888201	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.768432	11.218181	1,256.7004
01/01/2014 to 12/31/2014	11.218181	12.020401	14,553.2559
01/01/2015 to 12/31/2015	12.020401	11.645409	19,812.8278
01/01/2016 to 12/31/2016	11.645409	11.918633	17,827.6899
01/01/2017 to 12/31/2017	11.918633	13.506023	15,978.3436
01/01/2018 to 12/31/2018	13.506023	12.292157	15,269.7596
01/01/2019 to 12/31/2019	12.292157	14.672013	14,335.0491
01/01/2020 to 12/31/2020	14.672013	15.331500	13,476.9706
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.754786	12.044296	120,940.6774
01/01/2012 to 12/31/2012	12.044296	13.783845	114,381.3693
01/01/2013 to 12/31/2013	13.783845	16.120882	113,247.9496
01/01/2014 to 12/31/2014	16.120882	14.710824	105,849.3537
01/01/2015 to 12/31/2015	14.710824	14.170798	96,001.1232
01/01/2016 to 12/31/2016	14.170798	13.775488	90,436.1864
01/01/2017 to 12/31/2017	13.775488	17.314068	73,911.6685
01/01/2018 to 12/31/2018	17.314068	14.601537	72,566.7400
01/01/2019 to 12/31/2019	14.601537	18.374102	60,393.5553
01/01/2020 to 12/31/2020	18.374102	20.363751	54,411.4052
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999733	1.031663	0.0000
01/01/2015 to 12/31/2015	1.031663	0.956324	0.0000
01/01/2016 to 12/31/2016	0.956324	1.042179	0.0000
01/01/2017 to 12/31/2017	1.042179	1.150874	0.0000
01/01/2018 to 12/31/2018	1.150874	1.042848	0.0000
01/01/2019 to 12/31/2019	1.042848	1.247649	0.0000
01/01/2020 to 12/31/2020	1.247649	1.368455	0.0000
137

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.206793	14.395490	249,325.1142
01/01/2012 to 12/31/2012	14.395490	15.405124	229,392.2275
01/01/2013 to 12/31/2013	15.405124	13.706335	211,527.7826
01/01/2014 to 12/31/2014	13.706335	13.830534	204,333.9136
01/01/2015 to 12/31/2015	13.830534	13.141594	138,432.3030
01/01/2016 to 12/31/2016	13.141594	13.530141	129,118.4740
01/01/2017 to 12/31/2017	13.530141	13.729721	115,389.5660
01/01/2018 to 12/31/2018	13.729721	13.138794	101,999.0627
01/01/2019 to 12/31/2019	13.138794	13.950737	90,352.9587
01/01/2020 to 12/31/2020	13.950737	15.259710	78,732.2470
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.531222	15.714895	262,311.0609
01/01/2012 to 12/31/2012	15.714895	16.838529	260,252.9565
01/01/2013 to 12/31/2013	16.838529	16.197052	220,970.2720
01/01/2014 to 12/31/2014	16.197052	16.550123	208,514.0039
01/01/2015 to 12/31/2015	16.550123	16.231332	185,702.4918
01/01/2016 to 12/31/2016	16.231332	16.333311	155,854.6377
01/01/2017 to 12/31/2017	16.333311	16.739704	143,195.6133
01/01/2018 to 12/31/2018	16.739704	16.376958	132,308.8365
01/01/2019 to 12/31/2019	16.376958	17.419746	114,154.8539
01/01/2020 to 12/31/2020	17.419746	18.536795	104,367.8843
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214562	10.711818	1,369.9938
01/01/2014 to 12/31/2014	10.711818	11.412702	10,701.3074
01/01/2015 to 12/31/2015	11.412702	11.052241	9,964.9022
01/01/2016 to 12/31/2016	11.052241	11.333706	9,236.5258
01/01/2017 to 12/31/2017	11.333706	12.946364	8,587.0793
01/01/2018 to 04/30/2018	12.946364	12.359927	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010654	1.064118	144,406.2734
01/01/2013 to 12/31/2013	1.064118	1.149085	407,115.4876
01/01/2014 to 12/31/2014	1.149085	1.214108	398,968.4880
01/01/2015 to 12/31/2015	1.214108	1.180194	447,022.8319
01/01/2016 to 12/31/2016	1.180194	1.222834	438,778.5078
01/01/2017 to 12/31/2017	1.222834	1.370736	412,829.2090
01/01/2018 to 12/31/2018	1.370736	1.217449	448,999.6172
01/01/2019 to 12/31/2019	1.217449	1.450547	336,793.1754
01/01/2020 to 12/31/2020	1.450547	1.452440	322,690.1339
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.349916	11.249304	170,937.6771
01/01/2012 to 12/31/2012	11.249304	12.447953	161,459.6898
01/01/2013 to 12/31/2013	12.447953	13.786215	102,818.7129
01/01/2014 to 12/31/2014	13.786215	14.305752	121,583.8849
01/01/2015 to 12/31/2015	14.305752	13.754045	115,297.4506
01/01/2016 to 12/31/2016	13.754045	14.268643	107,326.0102
01/01/2017 to 12/31/2017	14.268643	16.213280	101,083.9366
01/01/2018 to 12/31/2018	16.213280	14.861887	93,324.5247
01/01/2019 to 12/31/2019	14.861887	17.432942	74,506.2367
01/01/2020 to 12/31/2020	17.432942	18.775449	60,286.5637
138

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.940057	10.500781	50,745.5398
01/01/2012 to 12/31/2012	10.500781	11.844879	65,549.8613
01/01/2013 to 12/31/2013	11.844879	13.715502	68,822.0271
01/01/2014 to 12/31/2014	13.715502	14.174143	79,999.6657
01/01/2015 to 12/31/2015	14.174143	13.579155	75,201.4188
01/01/2016 to 12/31/2016	13.579155	14.233089	77,763.3809
01/01/2017 to 12/31/2017	14.233089	16.700077	72,266.5583
01/01/2018 to 12/31/2018	16.700077	14.943358	70,594.4683
01/01/2019 to 12/31/2019	14.943358	17.943849	58,058.4219
01/01/2020 to 12/31/2020	17.943849	19.487877	56,155.2662
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.479634	43.755758	83,155.2969
01/01/2012 to 12/31/2012	43.755758	50.620493	81,000.1763
01/01/2013 to 12/31/2013	50.620493	66.410645	73,584.5610
01/01/2014 to 12/31/2014	66.410645	73.777620	65,870.2330
01/01/2015 to 12/31/2015	73.777620	69.758250	58,943.2329
01/01/2016 to 12/31/2016	69.758250	79.318647	52,520.5484
01/01/2017 to 12/31/2017	79.318647	90.975776	46,690.5353
01/01/2018 to 12/31/2018	90.975776	81.038640	43,457.9631
01/01/2019 to 12/31/2019	81.038640	100.547573	37,718.4158
01/01/2020 to 12/31/2020	100.547573	101.429882	32,647.7580
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.936782	9.584698	186,238.2713
01/01/2012 to 12/31/2012	9.584698	10.684677	186,593.6013
01/01/2013 to 12/31/2013	10.684677	14.311326	174,353.3968
01/01/2014 to 12/31/2014	14.311326	15.827880	163,511.3704
01/01/2015 to 12/31/2015	15.827880	16.558109	132,973.2823
01/01/2016 to 12/31/2016	16.558109	17.247689	127,881.6340
01/01/2017 to 12/31/2017	17.247689	21.101109	112,873.9894
01/01/2018 to 12/31/2018	21.101109	20.237905	92,962.3546
01/01/2019 to 12/31/2019	20.237905	26.013253	83,941.4375
01/01/2020 to 12/31/2020	26.013253	31.610761	78,624.0170
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.811291	22.488737	1,178.7869
01/01/2012 to 12/31/2012	22.488737	25.293348	1,012.1481
01/01/2013 to 12/31/2013	25.293348	32.322276	4,202.6311
01/01/2014 to 12/31/2014	32.322276	34.754831	2,254.4736
01/01/2015 to 12/31/2015	34.754831	31.022387	2,187.9633
01/01/2016 to 12/31/2016	31.022387	35.140202	2,183.8168
01/01/2017 to 12/31/2017	35.140202	37.728935	2,153.4693
01/01/2018 to 12/31/2018	37.728935	33.242145	2,389.6648
01/01/2019 to 12/31/2019	33.242145	42.049477	2,262.9167
01/01/2020 to 12/31/2020	42.049477	44.385299	1,837.8876
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.963407	13.751431	71,067.2109
01/01/2012 to 12/31/2012	13.751431	15.927672	72,350.6927
01/01/2013 to 12/31/2013	15.927672	20.720268	62,667.7019
01/01/2014 to 12/31/2014	20.720268	23.008283	56,174.4190
01/01/2015 to 12/31/2015	23.008283	20.506331	51,895.7758
01/01/2016 to 12/31/2016	20.506331	22.761565	55,274.9272
01/01/2017 to 12/31/2017	22.761565	24.731950	48,869.4908
01/01/2018 to 12/31/2018	24.731950	21.028302	47,765.7972
01/01/2019 to 12/31/2019	21.028302	27.949806	42,316.1815
01/01/2020 to 12/31/2020	27.949806	28.152666	39,904.2398
139

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.713021	10.838586	0.0000
01/01/2013 to 12/31/2013	10.838586	10.148878	0.0000
01/01/2014 to 12/31/2014	10.148878	10.705006	14,225.2750
01/01/2015 to 12/31/2015	10.705006	10.543429	12,579.6631
01/01/2016 to 12/31/2016	10.543429	10.476034	15,723.7948
01/01/2017 to 12/31/2017	10.476034	10.541398	14,747.8670
01/01/2018 to 12/31/2018	10.541398	10.330014	8,828.2729
01/01/2019 to 12/31/2019	10.330014	10.889680	31,044.6052
01/01/2020 to 12/31/2020	10.889680	11.498661	27,089.0306
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.906673	9.738019	12,116.4774
01/01/2014 to 12/31/2014	9.738019	9.230659	13,107.9329
01/01/2015 to 12/31/2015	9.230659	8.855935	12,402.1918
01/01/2016 to 12/31/2016	8.855935	9.123581	12,478.5259
01/01/2017 to 12/31/2017	9.123581	12.069862	8,105.7505
01/01/2018 to 12/31/2018	12.069862	9.800702	7,930.2306
01/01/2019 to 12/31/2019	9.800702	12.726202	8,069.2900
01/01/2020 to 12/31/2020	12.726202	15.757050	7,920.2438
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.840352	7.431387	18,382.8603
01/01/2012 to 12/31/2012	7.431387	8.558211	16,763.3039
01/01/2013 to 04/26/2013	8.558211	8.860558	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.030636	9.837451	574,314.8964
01/01/2012 to 12/31/2012	9.837451	9.646441	694,345.4688
01/01/2013 to 12/31/2013	9.646441	9.460150	505,000.6436
01/01/2014 to 12/31/2014	9.460150	9.277457	467,655.8013
01/01/2015 to 12/31/2015	9.277457	9.098292	633,902.1357
01/01/2016 to 12/31/2016	9.098292	8.932593	560,962.8344
01/01/2017 to 12/31/2017	8.932593	8.816155	562,421.5703
01/01/2018 to 12/31/2018	8.816155	8.778884	535,655.4739
01/01/2019 to 12/31/2019	8.778884	8.771048	610,617.3112
01/01/2020 to 12/31/2020	8.771048	8.617733	460,457.9480
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.335259	13.548918	5,776.4892
01/01/2015 to 12/31/2015	13.548918	13.209458	26,026.2229
01/01/2016 to 12/31/2016	13.209458	13.541222	52,457.9329
01/01/2017 to 12/31/2017	13.541222	14.201094	30,044.3680
01/01/2018 to 12/31/2018	14.201094	13.561749	24,016.2571
01/01/2019 to 12/31/2019	13.561749	14.860790	35,125.4661
01/01/2020 to 12/31/2020	14.860790	15.959981	36,503.8864
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.684387	11.662678	1,661,011.0862
01/01/2012 to 12/31/2012	11.662678	12.684198	1,459,959.1909
01/01/2013 to 12/31/2013	12.684198	13.568692	1,306,529.8961
01/01/2014 to 04/25/2014	13.568692	13.656637	0.0000
140

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.746928	11.507100	2,893,133.7411
01/01/2012 to 12/31/2012	11.507100	12.682311	2,791,563.0786
01/01/2013 to 12/31/2013	12.682311	14.206742	2,410,086.6630
01/01/2014 to 04/25/2014	14.206742	14.244938	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.654448	13.984391	3,196,261.4986
01/01/2015 to 12/31/2015	13.984391	13.567117	2,882,978.4336
01/01/2016 to 12/31/2016	13.567117	14.115122	2,605,771.0474
01/01/2017 to 12/31/2017	14.115122	15.316552	2,364,003.3884
01/01/2018 to 12/31/2018	15.316552	14.358139	2,146,438.2311
01/01/2019 to 12/31/2019	14.358139	16.276934	1,930,863.2488
01/01/2020 to 12/31/2020	16.276934	17.723666	1,726,561.0255
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.532610	11.117766	5,883,797.7634
01/01/2012 to 12/31/2012	11.117766	12.420769	5,365,705.5944
01/01/2013 to 12/31/2013	12.420769	14.546353	4,974,130.5938
01/01/2014 to 04/25/2014	14.546353	14.541568	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.539238	15.003394	4,551,217.3513
01/01/2015 to 12/31/2015	15.003394	14.527095	4,209,604.2448
01/01/2016 to 12/31/2016	14.527095	15.258832	3,881,983.3904
01/01/2017 to 12/31/2017	15.258832	17.169567	3,589,348.6004
01/01/2018 to 12/31/2018	17.169567	15.804985	3,273,055.8639
01/01/2019 to 12/31/2019	15.804985	18.510395	2,936,454.8191
01/01/2020 to 12/31/2020	18.510395	20.666139	2,714,720.8939
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.421522	10.767511	5,712,455.0485
01/01/2012 to 12/31/2012	10.767511	12.218361	5,283,380.3406
01/01/2013 to 12/31/2013	12.218361	15.087673	5,162,236.3167
01/01/2014 to 04/25/2014	15.087673	15.000680	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.533474	9.185137	127,195.0984
01/01/2012 to 12/31/2012	9.185137	10.459139	120,555.8015
01/01/2013 to 04/26/2013	10.459139	11.240161	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.987667	15.555374	4,848,188.4151
01/01/2015 to 12/31/2015	15.555374	14.996203	4,528,119.3070
01/01/2016 to 12/31/2016	14.996203	15.903853	4,248,657.6936
01/01/2017 to 12/31/2017	15.903853	18.586373	3,979,944.3171
01/01/2018 to 12/31/2018	18.586373	16.746933	3,714,128.5953
01/01/2019 to 12/31/2019	16.746933	20.320541	3,340,543.5187
01/01/2020 to 12/31/2020	20.320541	23.234043	3,026,982.8635
141

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.152006	13.735717	187,896.4023
01/01/2012 to 12/31/2012	13.735717	15.029032	182,107.9163
01/01/2013 to 12/31/2013	15.029032	20.119975	147,722.4912
01/01/2014 to 12/31/2014	20.119975	20.061686	134,688.3409
01/01/2015 to 12/31/2015	20.061686	17.772703	105,387.6574
01/01/2016 to 12/31/2016	17.772703	21.377678	97,440.2006
01/01/2017 to 12/31/2017	21.377678	23.595049	86,325.0687
01/01/2018 to 12/31/2018	23.595049	20.032372	74,161.7246
01/01/2019 to 12/31/2019	20.032372	24.250253	65,271.1357
01/01/2020 to 12/31/2020	24.250253	25.202912	57,179.3018
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.039399	13.994917	1,579.5925
01/01/2012 to 12/31/2012	13.994917	16.180386	1,599.8297
01/01/2013 to 12/31/2013	16.180386	20.247946	1,638.7091
01/01/2014 to 12/31/2014	20.247946	18.527540	1,609.1617
01/01/2015 to 12/31/2015	18.527540	19.215428	1,465.2958
01/01/2016 to 12/31/2016	19.215428	19.942328	7,199.0506
01/01/2017 to 12/31/2017	19.942328	25.513334	3,800.5873
01/01/2018 to 12/31/2018	25.513334	19.873445	4,167.9016
01/01/2019 to 12/31/2019	19.873445	23.979089	3,295.5690
01/01/2020 to 12/31/2020	23.979089	25.581960	3,212.8825
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.310097	21.611432	1,505.5016
01/01/2017 to 12/31/2017	21.611432	25.182019	2,891.9271
01/01/2018 to 12/31/2018	25.182019	24.605839	4,427.7444
01/01/2019 to 12/31/2019	24.605839	31.525422	4,087.6566
01/01/2020 to 12/31/2020	31.525422	34.306907	4,411.4533
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.109420	15.962150	2,281.1137
01/01/2012 to 12/31/2012	15.962150	17.276625	678.7053
01/01/2013 to 12/31/2013	17.276625	22.485788	678.7053
01/01/2014 to 12/31/2014	22.485788	24.462156	678.7053
01/01/2015 to 12/31/2015	24.462156	23.929621	678.7053
01/01/2016 to 04/29/2016	23.929621	24.035545	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.196133	11.461201	404,214.7372
01/01/2012 to 12/31/2012	11.461201	12.666252	385,526.4756
01/01/2013 to 12/31/2013	12.666252	16.586560	343,059.0390
01/01/2014 to 12/31/2014	16.586560	17.965521	314,148.1615
01/01/2015 to 12/31/2015	17.965521	18.017925	282,430.6393
01/01/2016 to 12/31/2016	18.017925	18.933800	253,320.0083
01/01/2017 to 12/31/2017	18.933800	22.082510	231,440.3502
01/01/2018 to 12/31/2018	22.082510	21.599717	201,174.9514
01/01/2019 to 12/31/2019	21.599717	27.700849	182,501.1755
01/01/2020 to 12/31/2020	27.700849	30.174332	171,035.2150
142

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.295539	16.978719	26,803.1621
01/01/2014 to 12/31/2014	16.978719	18.461769	25,554.7288
01/01/2015 to 12/31/2015	18.461769	18.576735	21,294.1766
01/01/2016 to 12/31/2016	18.576735	19.157627	20,198.4204
01/01/2017 to 12/31/2017	19.157627	23.473812	15,812.2223
01/01/2018 to 12/31/2018	23.473812	21.659587	13,372.6344
01/01/2019 to 12/31/2019	21.659587	28.216686	11,272.8742
01/01/2020 to 12/31/2020	28.216686	36.354889	9,681.6956
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.976597	12.683903	33,746.7650
01/01/2012 to 12/31/2012	12.683903	13.186379	29,374.7580
01/01/2013 to 04/26/2013	13.186379	14.203849	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.740621	11.539887	149,669.4746
01/01/2012 to 12/31/2012	11.539887	13.076365	287,911.8317
01/01/2013 to 12/31/2013	13.076365	17.534432	270,945.1429
01/01/2014 to 12/31/2014	17.534432	18.699312	245,324.1461
01/01/2015 to 12/31/2015	18.699312	20.270982	191,208.6771
01/01/2016 to 12/31/2016	20.270982	19.853726	174,790.4494
01/01/2017 to 12/31/2017	19.853726	26.673813	141,919.9878
01/01/2018 to 12/31/2018	26.673813	26.185577	118,970.8887
01/01/2019 to 12/31/2019	26.185577	34.024691	105,689.3416
01/01/2020 to 12/31/2020	34.024691	52.177275	83,664.1754
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.785384	7.342156	15,059.0396
01/01/2012 to 12/31/2012	7.342156	8.112065	13,069.9040
01/01/2013 to 04/26/2013	8.112065	8.702527	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.972627	7.711030	243,182.5474
01/01/2012 to 04/27/2012	7.711030	8.659366	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.542133	15.281843	25,068.2301
01/01/2012 to 12/31/2012	15.281843	15.522125	24,765.6197
01/01/2013 to 12/31/2013	15.522125	14.831089	27,398.2630
01/01/2014 to 12/31/2014	14.831089	15.338804	36,235.0606
01/01/2015 to 12/31/2015	15.338804	15.034112	33,944.9606
01/01/2016 to 12/31/2016	15.034112	15.051416	35,503.6779
01/01/2017 to 12/31/2017	15.051416	15.195178	34,567.1148
01/01/2018 to 12/31/2018	15.195178	14.826969	33,514.8857
01/01/2019 to 12/31/2019	14.826969	15.753776	28,101.4388
01/01/2020 to 12/31/2020	15.753776	16.513013	27,369.4430
143

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.187965	15.520424	1,289.0863
01/01/2012 to 12/31/2012	15.520424	17.847034	492.6621
01/01/2013 to 12/31/2013	17.847034	23.235109	2,838.1786
01/01/2014 to 12/31/2014	23.235109	24.885561	4,115.2211
01/01/2015 to 12/31/2015	24.885561	23.751528	4,031.8064
01/01/2016 to 12/31/2016	23.751528	27.970784	4,925.4694
01/01/2017 to 12/31/2017	27.970784	31.712440	3,475.7561
01/01/2018 to 12/31/2018	31.712440	27.500297	3,723.3787
01/01/2019 to 12/31/2019	27.500297	33.857098	3,109.0760
01/01/2020 to 12/31/2020	33.857098	37.540351	6,958.4900
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.820151	10.125498	0.0000
01/01/2012 to 12/31/2012	10.125498	11.710239	389.3101
01/01/2013 to 12/31/2013	11.710239	13.946021	5,829.8226
01/01/2014 to 12/31/2014	13.946021	12.810855	5,686.9721
01/01/2015 to 12/31/2015	12.810855	12.398742	12,272.6584
01/01/2016 to 12/31/2016	12.398742	12.277091	12,191.5150
01/01/2017 to 12/31/2017	12.277091	14.996013	7,099.7199
01/01/2018 to 12/31/2018	14.996013	12.627942	6,646.7658
01/01/2019 to 12/31/2019	12.627942	15.056277	4,940.2755
01/01/2020 to 12/31/2020	15.056277	15.874635	4,869.6430
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.434193	15.419887	6,940.7103
01/01/2012 to 12/31/2012	15.419887	17.531671	8,277.9722
01/01/2013 to 12/31/2013	17.531671	23.747538	6,022.5285
01/01/2014 to 12/31/2014	23.747538	24.390502	7,873.8570
01/01/2015 to 12/31/2015	24.390502	22.834348	7,789.9137
01/01/2016 to 12/31/2016	22.834348	27.079395	13,653.4499
01/01/2017 to 12/31/2017	27.079395	30.355426	14,832.9318
01/01/2018 to 12/31/2018	30.355426	26.430217	10,722.2321
01/01/2019 to 12/31/2019	26.430217	32.452301	9,886.4049
01/01/2020 to 12/31/2020	32.452301	37.952965	10,486.0336
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.339221	11.302549	24,080.7328
01/01/2012 to 12/31/2012	11.302549	12.793188	29,524.8287
01/01/2013 to 12/31/2013	12.793188	16.523216	25,095.6091
01/01/2014 to 12/31/2014	16.523216	18.326695	29,580.8146
01/01/2015 to 12/31/2015	18.326695	18.136929	36,128.7261
01/01/2016 to 12/31/2016	18.136929	19.811307	40,469.9300
01/01/2017 to 12/31/2017	19.811307	23.555217	35,350.8973
01/01/2018 to 12/31/2018	23.555217	21.981888	29,746.8175
01/01/2019 to 12/31/2019	21.981888	28.197302	28,593.3483
01/01/2020 to 12/31/2020	28.197302	32.580518	41,485.5191
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.421282	20.280447	20,623.2904
01/01/2014 to 12/31/2014	20.280447	21.989471	20,694.3324
01/01/2015 to 12/31/2015	21.989471	21.486214	22,803.4002
01/01/2016 to 12/31/2016	21.486214	24.041440	29,734.4804
01/01/2017 to 12/31/2017	24.041440	27.724163	27,973.3438
01/01/2018 to 12/31/2018	27.724163	24.401509	28,141.5311
01/01/2019 to 12/31/2019	24.401509	31.072490	26,974.6516
01/01/2020 to 12/31/2020	31.072490	31.585101	18,054.9237
144

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.767870	8.551865	30,803.8214
01/01/2012 to 12/31/2012	8.551865	9.552891	39,125.1008
01/01/2013 to 04/26/2013	9.552891	10.446064	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.704970	23.271979	48,417.3163
01/01/2014 to 12/31/2014	23.271979	22.753952	45,583.4675
01/01/2015 to 12/31/2015	22.753952	22.399330	42,732.3819
01/01/2016 to 12/31/2016	22.399330	26.007469	39,744.1604
01/01/2017 to 12/31/2017	26.007469	29.457175	35,334.4869
01/01/2018 to 12/31/2018	29.457175	26.867245	30,620.1375
01/01/2019 to 12/31/2019	26.867245	34.096592	25,678.2889
01/01/2020 to 12/31/2020	34.096592	41.715258	24,240.2882
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.817473	13.765157	61,224.9184
01/01/2012 to 12/31/2012	13.765157	14.211408	58,423.5467
01/01/2013 to 04/26/2013	14.211408	15.382164	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.688949	8.414769	94,329.8844
01/01/2014 to 12/31/2014	8.414769	8.980610	89,665.5572
01/01/2015 to 12/31/2015	8.980610	9.733056	98,797.5967
01/01/2016 to 12/31/2016	9.733056	9.691312	102,725.1029
01/01/2017 to 12/31/2017	9.691312	12.686600	96,340.3033
01/01/2018 to 12/31/2018	12.686600	12.296647	59,394.6485
01/01/2019 to 12/31/2019	12.296647	15.748116	56,074.4351
01/01/2020 to 12/31/2020	15.748116	21.102005	55,280.8699
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.561892	5.798617	90,938.9506
01/01/2012 to 12/31/2012	5.798617	6.375121	89,564.3301
01/01/2013 to 04/26/2013	6.375121	6.654953	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.590756	15.192146	154.2302
01/01/2012 to 12/31/2012	15.192146	15.281305	152.5420
01/01/2013 to 12/31/2013	15.281305	16.597945	0.0000
01/01/2014 to 12/31/2014	16.597945	13.213211	0.0000
01/01/2015 to 12/31/2015	13.213211	8.713017	0.0000
01/01/2016 to 12/31/2016	8.713017	12.282311	0.0000
01/01/2017 to 12/31/2017	12.282311	11.956537	0.0000
01/01/2018 to 12/31/2018	11.956537	8.341436	0.0000
01/01/2019 to 12/31/2019	8.341436	9.190641	0.0000
01/01/2020 to 12/31/2020	9.190641	10.921436	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	26.644760	27.535872	78,195.8934
01/01/2017 to 12/31/2017	27.535872	29.147826	69,710.6732
01/01/2018 to 12/31/2018	29.147826	27.431690	66,820.5984
01/01/2019 to 12/31/2019	27.431690	30.731319	60,074.4188
01/01/2020 to 12/31/2020	30.731319	32.129258	54,740.5114
145

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.226037	22.769795	125,692.7997
01/01/2012 to 12/31/2012	22.769795	25.218708	116,723.6564
01/01/2013 to 12/31/2013	25.218708	26.705088	108,017.3018
01/01/2014 to 12/31/2014	26.705088	27.454089	103,077.6992
01/01/2015 to 12/31/2015	27.454089	26.338441	81,776.2821
01/01/2016 to 04/29/2016	26.338441	27.089935	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	27.188815	28.122733	4,247.4106
01/01/2017 to 12/31/2017	28.122733	29.783609	4,203.5594
01/01/2018 to 12/31/2018	29.783609	28.061712	3,779.2934
01/01/2019 to 12/31/2019	28.061712	31.454458	3,740.8328
01/01/2020 to 12/31/2020	31.454458	32.934697	928.8978
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.246981	12.426349	13,927.8737
01/01/2012 to 12/31/2012	12.426349	13.580985	13,230.3912
01/01/2013 to 12/31/2013	13.580985	13.506630	9,435.0452
01/01/2014 to 12/31/2014	13.506630	13.834275	11,407.7555
01/01/2015 to 12/31/2015	13.834275	13.369388	9,290.2961
01/01/2016 to 04/29/2016	13.369388	13.676166	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.897958	16.412787	18,237.3934
01/01/2012 to 12/31/2012	16.412787	16.584684	20,180.6339
01/01/2013 to 12/31/2013	16.584684	16.117171	10,330.0579
01/01/2014 to 12/31/2014	16.117171	16.209000	9,852.0004
01/01/2015 to 12/31/2015	16.209000	15.944786	9,210.4556
01/01/2016 to 12/31/2016	15.944786	15.796573	7,582.5204
01/01/2017 to 12/31/2017	15.796573	15.751995	5,985.5215
01/01/2018 to 12/31/2018	15.751995	15.553905	4,344.6913
01/01/2019 to 12/31/2019	15.553905	16.135212	3,301.6986
01/01/2020 to 12/31/2020	16.135212	16.599988	24,012.4312
146

CONDENSED FINANCIAL INFORMATION (continued)
CLASS L-4 YEAR
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.152523	10.453468	0.0000
01/01/2013 to 12/31/2013	10.453468	11.382887	8,397.9731
01/01/2014 to 12/31/2014	11.382887	11.971383	8,366.1760
01/01/2015 to 12/31/2015	11.971383	11.796393	8,332.0673
01/01/2016 to 12/31/2016	11.796393	11.972630	8,296.4092
01/01/2017 to 12/31/2017	11.972630	13.327858	12,741.2036
01/01/2018 to 12/31/2018	13.327858	12.145916	12,159.8416
01/01/2019 to 12/31/2019	12.145916	14.050262	11,599.8658
01/01/2020 to 12/31/2020	14.050262	14.602130	2,904.5348
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.718562	9.319201	76,297.0283
01/01/2012 to 12/31/2012	9.319201	10.364233	74,867.5930
01/01/2013 to 12/31/2013	10.364233	12.035729	36,862.8208
01/01/2014 to 12/31/2014	12.035729	12.504793	36,409.1227
01/01/2015 to 12/31/2015	12.504793	12.164596	35,949.6245
01/01/2016 to 12/31/2016	12.164596	12.848534	33,650.0998
01/01/2017 to 12/31/2017	12.848534	14.710598	28,724.3024
01/01/2018 to 12/31/2018	14.710598	13.789101	27,595.5020
01/01/2019 to 12/31/2019	13.789101	16.147208	26,403.7313
01/01/2020 to 12/31/2020	16.147208	18.281676	25,365.3642
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.244030	8.628175	18,371.0582
01/01/2012 to 12/31/2012	8.628175	9.817988	18,138.8479
01/01/2013 to 12/31/2013	9.817988	12.033942	56,720.1744
01/01/2014 to 12/31/2014	12.033942	12.542849	25,217.7054
01/01/2015 to 12/31/2015	12.542849	12.195441	43,335.5779
01/01/2016 to 12/31/2016	12.195441	13.018383	39,522.7666
01/01/2017 to 12/31/2017	13.018383	15.477718	36,393.6781
01/01/2018 to 12/31/2018	15.477718	14.287159	33,429.5851
01/01/2019 to 12/31/2019	14.287159	17.305711	39,526.5385
01/01/2020 to 12/31/2020	17.305711	19.823181	37,638.9210
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.044777	8.453840	15,794.3778
01/01/2012 to 12/31/2012	8.453840	9.723437	15,506.9204
01/01/2013 to 12/31/2013	9.723437	12.363621	13,937.3894
01/01/2014 to 12/31/2014	12.363621	13.104005	24,648.9267
01/01/2015 to 12/31/2015	13.104005	13.671473	7,469.6611
01/01/2016 to 12/31/2016	13.671473	14.612853	7,058.1752
01/01/2017 to 12/31/2017	14.612853	18.311975	5,303.3276
01/01/2018 to 12/31/2018	18.311975	17.848794	4,990.9149
01/01/2019 to 12/31/2019	17.848794	22.791734	10,917.8498
01/01/2020 to 12/31/2020	22.791734	33.857390	10,957.2612
147

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.959711	9.776712	33,765.3108
01/01/2012 to 12/31/2012	9.776712	10.615421	86,747.2136
01/01/2013 to 12/31/2013	10.615421	11.806193	87,233.1561
01/01/2014 to 12/31/2014	11.806193	12.271564	89,045.9164
01/01/2015 to 12/31/2015	12.271564	11.935256	77,208.7836
01/01/2016 to 12/31/2016	11.935256	12.513136	71,792.6236
01/01/2017 to 12/31/2017	12.513136	13.849425	78,966.2359
01/01/2018 to 12/31/2018	13.849425	13.103521	75,053.6602
01/01/2019 to 12/31/2019	13.103521	14.911780	45,353.9479
01/01/2020 to 12/31/2020	14.911780	16.506229	43,763.2334
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.078638	11.433469	4,372.4623
01/01/2013 to 12/31/2013	11.433469	10.821573	3,317.9421
01/01/2014 to 12/31/2014	10.821573	11.025808	572.3291
01/01/2015 to 12/31/2015	11.025808	9.767904	52.1058
01/01/2016 to 12/31/2016	9.767904	10.427270	0.0000
01/01/2017 to 12/31/2017	10.427270	11.217712	8,443.6277
01/01/2018 to 12/31/2018	11.217712	10.291172	0.0000
01/01/2019 to 12/31/2019	10.291172	12.090531	0.0000
01/01/2020 to 12/31/2020	12.090531	12.202780	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.909069	10.185425	4,774.4628
01/01/2013 to 12/31/2013	10.185425	11.007432	3,622.9924
01/01/2014 to 12/31/2014	11.007432	11.422048	624.9481
01/01/2015 to 12/31/2015	11.422048	11.178090	56.8963
01/01/2016 to 12/31/2016	11.178090	11.436581	0.0000
01/01/2017 to 12/31/2017	11.436581	12.696398	1,759.7439
01/01/2018 to 12/31/2018	12.696398	11.543816	1,654.1907
01/01/2019 to 12/31/2019	11.543816	13.642266	1,550.7420
01/01/2020 to 12/31/2020	13.642266	13.940831	1,453.1447
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.916374	18.967888	4,097.8195
01/01/2012 to 12/31/2012	18.967888	21.655009	8,716.2814
01/01/2013 to 12/31/2013	21.655009	23.195767	10,642.9732
01/01/2014 to 12/31/2014	23.195767	23.473952	4,366.5148
01/01/2015 to 12/31/2015	23.473952	22.066832	3,637.7936
01/01/2016 to 12/31/2016	22.066832	24.641087	3,909.6427
01/01/2017 to 12/31/2017	24.641087	26.015816	3,645.1006
01/01/2018 to 12/31/2018	26.015816	24.752738	3,120.8080
01/01/2019 to 12/31/2019	24.752738	27.852483	2,792.5275
01/01/2020 to 12/31/2020	27.852483	29.333998	2,494.5895
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.148208	10.291557	151,643.8023
01/01/2012 to 12/31/2012	10.291557	11.769572	138,613.1929
01/01/2013 to 12/31/2013	11.769572	14.933248	140,547.8621
01/01/2014 to 12/31/2014	14.933248	15.374689	130,596.2246
01/01/2015 to 12/31/2015	15.374689	14.760184	129,002.1825
01/01/2016 to 12/31/2016	14.760184	15.759017	122,593.7286
01/01/2017 to 12/31/2017	15.759017	18.981325	118,160.9097
01/01/2018 to 12/31/2018	18.981325	16.722434	103,779.6809
01/01/2019 to 12/31/2019	16.722434	20.885494	99,340.0888
01/01/2020 to 12/31/2020	20.885494	24.330261	93,410.4924
148

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.935849	10.351571	21,773.8357
01/01/2013 to 12/31/2013	10.351571	11.598045	20,197.0832
01/01/2014 to 12/31/2014	11.598045	12.459022	20,860.3935
01/01/2015 to 12/31/2015	12.459022	11.707250	16,991.4033
01/01/2016 to 12/31/2016	11.707250	12.429157	16,001.3102
01/01/2017 to 12/31/2017	12.429157	14.410188	15,847.0706
01/01/2018 to 12/31/2018	14.410188	13.076853	15,700.5635
01/01/2019 to 12/31/2019	13.076853	15.830652	15,542.6204
01/01/2020 to 12/31/2020	15.830652	17.450521	15,378.9727
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.776165	14.959592	59,132.6594
01/01/2012 to 12/31/2012	14.959592	17.290465	53,303.0915
01/01/2013 to 12/31/2013	17.290465	22.436265	55,002.8627
01/01/2014 to 12/31/2014	22.436265	22.358025	43,722.9349
01/01/2015 to 12/31/2015	22.358025	20.719583	27,652.2836
01/01/2016 to 12/31/2016	20.719583	26.643905	24,939.5693
01/01/2017 to 12/31/2017	26.643905	29.158860	23,175.0191
01/01/2018 to 12/31/2018	29.158860	24.212406	22,716.7544
01/01/2019 to 12/31/2019	24.212406	30.547356	21,052.5147
01/01/2020 to 12/31/2020	30.547356	29.754490	20,585.7456
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.197046	9.714793	8,582.3435
01/01/2012 to 12/31/2012	9.714793	11.314976	7,190.0374
01/01/2013 to 12/31/2013	11.314976	10.533176	8,918.5594
01/01/2014 to 12/31/2014	10.533176	9.646451	7,031.6411
01/01/2015 to 12/31/2015	9.646451	8.145194	6,398.1046
01/01/2016 to 12/31/2016	8.145194	8.897791	6,050.8850
01/01/2017 to 12/31/2017	8.897791	11.187399	5,335.8343
01/01/2018 to 12/31/2018	11.187399	9.404884	5,372.5953
01/01/2019 to 12/31/2019	9.404884	11.125911	5,198.9666
01/01/2020 to 12/31/2020	11.125911	13.874998	4,701.3486
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.177855	10.172019	2,130.8445
01/01/2012 to 12/31/2012	10.172019	10.695033	4,061.2704
01/01/2013 to 12/31/2013	10.695033	10.879977	6,811.4544
01/01/2014 to 12/31/2014	10.879977	10.737665	7,313.2182
01/01/2015 to 12/31/2015	10.737665	10.431930	5,291.5993
01/01/2016 to 12/31/2016	10.431930	11.167567	5,100.8402
01/01/2017 to 12/31/2017	11.167567	11.343936	4,629.3450
01/01/2018 to 12/31/2018	11.343936	11.147008	4,615.1240
01/01/2019 to 12/31/2019	11.147008	11.688347	4,599.4678
01/01/2020 to 12/31/2020	11.688347	11.686656	4,583.8945
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987193	9.724128	3,696.9764
01/01/2012 to 12/31/2012	9.724128	9.944730	3,600.0170
01/01/2013 to 12/31/2013	9.944730	9.856026	8,327.9703
01/01/2014 to 12/31/2014	9.856026	9.758172	18,689.6646
01/01/2015 to 12/31/2015	9.758172	9.500649	18,543.8809
01/01/2016 to 12/31/2016	9.500649	9.599527	18,483.2813
01/01/2017 to 12/31/2017	9.599527	9.530510	22,011.0453
01/01/2018 to 12/31/2018	9.530510	9.376829	25,240.1554
01/01/2019 to 12/31/2019	9.376829	9.612451	23,605.6359
01/01/2020 to 12/31/2020	9.612451	9.616827	21,777.6528
149

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.069219	11.785726	0.0000
01/01/2012 to 12/31/2012	11.785726	13.194934	0.0000
01/01/2013 to 12/31/2013	13.194934	13.061296	0.0000
01/01/2014 to 12/31/2014	13.061296	12.942194	0.0000
01/01/2015 to 12/31/2015	12.942194	12.152080	0.0000
01/01/2016 to 12/31/2016	12.152080	12.009625	0.0000
01/01/2017 to 12/31/2017	12.009625	11.783044	0.0000
01/01/2018 to 12/31/2018	11.783044	11.658441	0.0000
01/01/2019 to 12/31/2019	11.658441	11.555235	0.0000
01/01/2020 to 12/31/2020	11.555235	10.651406	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.656337	12.632295	30,465.1240
01/01/2012 to 12/31/2012	12.632295	15.590890	30,480.4904
01/01/2013 to 12/31/2013	15.590890	15.816081	31,453.0316
01/01/2014 to 12/31/2014	15.816081	17.550999	30,873.9165
01/01/2015 to 12/31/2015	17.550999	16.953837	30,197.7883
01/01/2016 to 12/31/2016	16.953837	16.755054	30,407.0975
01/01/2017 to 12/31/2017	16.755054	18.179978	29,754.6397
01/01/2018 to 12/31/2018	18.179978	16.269241	29,425.7493
01/01/2019 to 12/31/2019	16.269241	19.893736	28,503.4987
01/01/2020 to 12/31/2020	19.893736	18.511058	28,920.7881
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.788477	15.783629	78,145.3867
01/01/2012 to 12/31/2012	15.783629	19.984811	74,628.0154
01/01/2013 to 12/31/2013	19.984811	25.549173	68,272.3624
01/01/2014 to 12/31/2014	25.549173	23.581396	66,729.8248
01/01/2015 to 12/31/2015	23.581396	22.058085	54,558.8563
01/01/2016 to 12/31/2016	22.058085	23.377743	54,334.0453
01/01/2017 to 12/31/2017	23.377743	29.874374	85,038.6252
01/01/2018 to 12/31/2018	29.874374	22.248988	85,575.8702
01/01/2019 to 12/31/2019	22.248988	27.142045	83,891.8587
01/01/2020 to 12/31/2020	27.142045	27.950736	82,421.1679
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010605	1.043317	46,263.5041
01/01/2013 to 12/31/2013	1.043317	1.041170	70,658.3000
01/01/2014 to 12/31/2014	1.041170	1.076969	56,123.1480
01/01/2015 to 12/31/2015	1.076969	1.010745	551.3053
01/01/2016 to 12/31/2016	1.010745	1.106261	0.0000
01/01/2017 to 12/31/2017	1.106261	1.192268	0.0000
01/01/2018 to 12/31/2018	1.192268	1.092783	154,840.1562
01/01/2019 to 12/31/2019	1.092783	1.234198	154,244.7549
01/01/2020 to 12/31/2020	1.234198	1.331649	153,659.3521
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.923869	9.578696	10,192.5939
01/01/2012 to 12/31/2012	9.578696	11.113050	6,020.2183
01/01/2013 to 12/31/2013	11.113050	14.740609	8,165.7138
01/01/2014 to 12/31/2014	14.740609	15.786323	9,058.4239
01/01/2015 to 12/31/2015	15.786323	14.542473	6,830.7558
01/01/2016 to 12/31/2016	14.542473	16.711910	6,268.1492
01/01/2017 to 12/31/2017	16.711910	19.324462	4,893.9996
01/01/2018 to 12/31/2018	19.324462	16.629122	4,413.3859
01/01/2019 to 12/31/2019	16.629122	20.357451	4,147.5049
01/01/2020 to 12/31/2020	20.357451	19.842276	4,010.7221
150

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.977377	14.515408	40,492.5668
01/01/2012 to 12/31/2012	14.515408	16.811721	39,446.4404
01/01/2013 to 12/31/2013	16.811721	23.088062	37,788.0355
01/01/2014 to 12/31/2014	23.088062	24.408953	31,712.5775
01/01/2015 to 12/31/2015	24.408953	23.504746	29,128.2472
01/01/2016 to 12/31/2016	23.504746	25.660983	28,483.0382
01/01/2017 to 12/31/2017	25.660983	31.510823	28,817.3517
01/01/2018 to 12/31/2018	31.510823	28.074864	27,192.3664
01/01/2019 to 12/31/2019	28.074864	34.218942	26,698.9577
01/01/2020 to 12/31/2020	34.218942	52.552320	23,052.2779
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.872790	10.297447	3,284.3397
01/01/2014 to 12/31/2014	10.297447	10.602214	7,136.3516
01/01/2015 to 12/31/2015	10.602214	10.437242	6,532.3924
01/01/2016 to 12/31/2016	10.437242	10.453481	6,377.5760
01/01/2017 to 12/31/2017	10.453481	10.581118	19,070.0249
01/01/2018 to 12/31/2018	10.581118	10.367481	19,675.5651
01/01/2019 to 12/31/2019	10.367481	10.991502	29,770.6676
01/01/2020 to 12/31/2020	10.991502	11.617745	29,272.9970
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.176582	10.547825	4,051.8321
01/01/2012 to 12/31/2012	10.547825	10.840645	3,842.4804
01/01/2013 to 04/26/2013	10.840645	10.811986	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012660	1.045354	0.0000
01/01/2013 to 12/31/2013	1.045354	1.136665	0.0000
01/01/2014 to 12/31/2014	1.136665	1.191283	0.0000
01/01/2015 to 12/31/2015	1.191283	1.177547	93,876.8736
01/01/2016 to 12/31/2016	1.177547	1.187144	92,835.8977
01/01/2017 to 12/31/2017	1.187144	1.356869	91,864.0571
01/01/2018 to 12/31/2018	1.356869	1.233642	90,939.7437
01/01/2019 to 12/31/2019	1.233642	1.413023	0.0000
01/01/2020 to 12/31/2020	1.413023	1.553523	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996761	1.035750	0.0000
01/01/2015 to 12/31/2015	1.035750	1.004751	0.0000
01/01/2016 to 12/31/2016	1.004751	1.004001	0.0000
01/01/2017 to 12/31/2017	1.004001	1.136042	0.0000
01/01/2018 to 04/30/2018	1.136042	1.105527	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.652514	12.212475	3,838.2788
01/01/2012 to 12/31/2012	12.212475	13.989045	32,495.4844
01/01/2013 to 12/31/2013	13.989045	16.052704	32,554.5565
01/01/2014 to 12/31/2014	16.052704	16.272245	3,866.1691
01/01/2015 to 12/31/2015	16.272245	16.137760	2,924.7513
01/01/2016 to 12/31/2016	16.137760	16.565599	2,885.6505
01/01/2017 to 12/31/2017	16.565599	19.958458	2,662.4376
01/01/2018 to 12/31/2018	19.958458	18.497802	2,612.4025
01/01/2019 to 12/31/2019	18.497802	23.110753	1,767.1685
01/01/2020 to 12/31/2020	23.110753	25.988757	1,760.3982
151

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.089778	7.171781	103,393.0913
01/01/2012 to 12/31/2012	7.171781	8.325782	98,195.4988
01/01/2013 to 12/31/2013	8.325782	11.876631	91,996.2979
01/01/2014 to 12/31/2014	11.876631	13.833976	76,216.4025
01/01/2015 to 12/31/2015	13.833976	13.006137	72,273.2992
01/01/2016 to 12/31/2016	13.006137	13.083773	70,323.2419
01/01/2017 to 12/31/2017	13.083773	15.178834	69,235.2303
01/01/2018 to 12/31/2018	15.178834	13.819572	65,049.4168
01/01/2019 to 12/31/2019	13.819572	16.730226	50,555.3493
01/01/2020 to 12/31/2020	16.730226	21.672393	41,809.3437
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	128.945415	116.801881	0.0000
01/01/2012 to 12/31/2012	116.801881	140.182768	0.0000
01/01/2013 to 12/31/2013	140.182768	176.873069	0.0000
01/01/2014 to 04/25/2014	176.873069	183.802482	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.456202	6.850412	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.076318	1.120516	0.0000
01/01/2014 to 12/31/2014	1.120516	1.199445	0.0000
01/01/2015 to 12/31/2015	1.199445	1.160865	12,829.1384
01/01/2016 to 12/31/2016	1.160865	1.186913	0.0000
01/01/2017 to 12/31/2017	1.186913	1.343653	0.0000
01/01/2018 to 12/31/2018	1.343653	1.221661	0.0000
01/01/2019 to 12/31/2019	1.221661	1.456727	0.0000
01/01/2020 to 12/31/2020	1.456727	1.520679	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.613233	11.908439	41,719.3999
01/01/2012 to 12/31/2012	11.908439	13.614676	39,170.8243
01/01/2013 to 12/31/2013	13.614676	15.907121	38,577.7619
01/01/2014 to 12/31/2014	15.907121	14.501241	35,336.6041
01/01/2015 to 12/31/2015	14.501241	13.954939	32,902.2493
01/01/2016 to 12/31/2016	13.954939	13.552089	32,987.0320
01/01/2017 to 12/31/2017	13.552089	17.016318	30,514.1207
01/01/2018 to 12/31/2018	17.016318	14.335995	30,645.9573
01/01/2019 to 12/31/2019	14.335995	18.021926	27,393.3339
01/01/2020 to 12/31/2020	18.021926	19.953417	26,068.3800
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999719	1.030951	0.0000
01/01/2015 to 12/31/2015	1.030951	0.954708	0.0000
01/01/2016 to 12/31/2016	0.954708	1.039379	0.0000
01/01/2017 to 12/31/2017	1.039379	1.146637	0.0000
01/01/2018 to 12/31/2018	1.146637	1.037964	0.0000
01/01/2019 to 12/31/2019	1.037964	1.240565	0.0000
01/01/2020 to 12/31/2020	1.240565	1.359322	0.0000
152

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.105833	14.271210	89,220.5871
01/01/2012 to 12/31/2012	14.271210	15.256784	92,973.0769
01/01/2013 to 12/31/2013	15.256784	13.560777	87,162.8921
01/01/2014 to 12/31/2014	13.560777	13.669977	73,547.9903
01/01/2015 to 12/31/2015	13.669977	12.976045	73,662.8069
01/01/2016 to 12/31/2016	12.976045	13.346343	71,560.1728
01/01/2017 to 12/31/2017	13.346343	13.529712	73,842.7035
01/01/2018 to 12/31/2018	13.529712	12.934378	64,726.0167
01/01/2019 to 12/31/2019	12.934378	13.719961	60,646.6160
01/01/2020 to 12/31/2020	13.719961	14.992246	58,627.9501
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.371376	15.537655	113,620.0093
01/01/2012 to 12/31/2012	15.537655	16.631888	127,852.4161
01/01/2013 to 12/31/2013	16.631888	15.982289	93,686.7504
01/01/2014 to 12/31/2014	15.982289	16.314355	83,734.8458
01/01/2015 to 12/31/2015	16.314355	15.984109	78,472.2621
01/01/2016 to 12/31/2016	15.984109	16.068459	71,556.9249
01/01/2017 to 12/31/2017	16.068459	16.451847	72,401.3999
01/01/2018 to 12/31/2018	16.451847	16.079161	70,633.3395
01/01/2019 to 12/31/2019	16.079161	17.085893	65,088.3140
01/01/2020 to 12/31/2020	17.085893	18.163315	59,374.7281
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214283	10.704310	0.0000
01/01/2014 to 12/31/2014	10.704310	11.393303	911.6629
01/01/2015 to 12/31/2015	11.393303	11.022422	2,136.9590
01/01/2016 to 12/31/2016	11.022422	11.291831	0.0000
01/01/2017 to 12/31/2017	11.291831	12.885680	14,226.7386
01/01/2018 to 04/30/2018	12.885680	12.297978	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010638	1.063387	0.0000
01/01/2013 to 12/31/2013	1.063387	1.147148	48,830.6029
01/01/2014 to 12/31/2014	1.147148	1.210849	0.0000
01/01/2015 to 12/31/2015	1.210849	1.175850	0.0000
01/01/2016 to 12/31/2016	1.175850	1.217116	0.0000
01/01/2017 to 12/31/2017	1.217116	1.362966	0.0000
01/01/2018 to 12/31/2018	1.362966	1.209331	57,594.7580
01/01/2019 to 12/31/2019	1.209331	1.439435	49,939.7624
01/01/2020 to 12/31/2020	1.439435	1.439868	42,491.8547
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.290419	11.179172	9,830.5946
01/01/2012 to 12/31/2012	11.179172	12.357921	14,106.6935
01/01/2013 to 12/31/2013	12.357921	13.672826	8,628.9566
01/01/2014 to 12/31/2014	13.672826	14.173906	4,102.5825
01/01/2015 to 12/31/2015	14.173906	13.613658	2,210.2410
01/01/2016 to 12/31/2016	13.613658	14.108889	6,795.9097
01/01/2017 to 12/31/2017	14.108889	16.015781	2,880.1115
01/01/2018 to 12/31/2018	16.015781	14.666084	2,709.7111
01/01/2019 to 12/31/2019	14.666084	17.186075	2,539.7813
01/01/2020 to 12/31/2020	17.186075	18.491018	2,373.4669
153

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.882702	10.435307	2,458.4835
01/01/2012 to 12/31/2012	10.435307	11.759200	2,149.0024
01/01/2013 to 12/31/2013	11.759200	13.602685	7,111.1909
01/01/2014 to 12/31/2014	13.602685	14.043501	6,928.2292
01/01/2015 to 12/31/2015	14.043501	13.440543	6,752.2697
01/01/2016 to 12/31/2016	13.440543	14.073724	1,618.2208
01/01/2017 to 12/31/2017	14.073724	16.496638	10,627.1245
01/01/2018 to 12/31/2018	16.496638	14.746471	9,984.0487
01/01/2019 to 12/31/2019	14.746471	17.689732	9,358.2232
01/01/2020 to 12/31/2020	17.689732	19.192637	8,749.3309
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.002212	43.263096	45,636.8189
01/01/2012 to 12/31/2012	43.263096	50.000256	41,882.8627
01/01/2013 to 12/31/2013	50.000256	65.531408	39,340.2955
01/01/2014 to 12/31/2014	65.531408	72.728080	38,887.9346
01/01/2015 to 12/31/2015	72.728080	68.697126	36,209.8347
01/01/2016 to 12/31/2016	68.697126	78.034035	33,982.4476
01/01/2017 to 12/31/2017	78.034035	89.413198	31,763.7850
01/01/2018 to 12/31/2018	89.413198	79.566627	28,976.2279
01/01/2019 to 12/31/2019	79.566627	98.622536	25,918.4846
01/01/2020 to 12/31/2020	98.622536	99.388196	21,984.0192
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.834477	9.476551	73,616.8071
01/01/2012 to 12/31/2012	9.476551	10.553502	69,113.0790
01/01/2013 to 12/31/2013	10.553502	14.121510	68,355.5374
01/01/2014 to 12/31/2014	14.121510	15.602339	57,413.7649
01/01/2015 to 12/31/2015	15.602339	16.305845	33,494.4163
01/01/2016 to 12/31/2016	16.305845	16.967941	31,272.2736
01/01/2017 to 12/31/2017	16.967941	20.738182	30,645.7247
01/01/2018 to 12/31/2018	20.738182	19.869823	27,026.2507
01/01/2019 to 12/31/2019	19.869823	25.514606	27,802.4647
01/01/2020 to 12/31/2020	25.514606	30.973748	26,702.6949
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.494954	22.167824	721.4174
01/01/2012 to 12/31/2012	22.167824	24.907361	473.4893
01/01/2013 to 12/31/2013	24.907361	31.797227	1,504.4013
01/01/2014 to 12/31/2014	31.797227	34.156089	2,044.7311
01/01/2015 to 12/31/2015	34.156089	30.457449	1,396.8364
01/01/2016 to 12/31/2016	30.457449	34.465786	1,292.8201
01/01/2017 to 12/31/2017	34.465786	36.967959	1,334.3376
01/01/2018 to 12/31/2018	36.967959	32.538900	1,302.1222
01/01/2019 to 12/31/2019	32.538900	41.118780	1,228.6693
01/01/2020 to 12/31/2020	41.118780	43.359393	1,180.4648
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.863866	13.646317	36,358.8634
01/01/2012 to 12/31/2012	13.646317	15.790043	29,352.9525
01/01/2013 to 12/31/2013	15.790043	20.520707	27,717.4490
01/01/2014 to 12/31/2014	20.520707	22.763908	24,056.7182
01/01/2015 to 12/31/2015	22.763908	20.268233	9,319.7525
01/01/2016 to 12/31/2016	20.268233	22.474796	8,837.7130
01/01/2017 to 12/31/2017	22.474796	24.396025	10,918.2306
01/01/2018 to 12/31/2018	24.396025	20.721813	11,440.6016
01/01/2019 to 12/31/2019	20.721813	27.514917	9,906.2739
01/01/2020 to 12/31/2020	27.514917	27.686834	10,168.2757
154

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.702228	10.820402	0.0000
01/01/2013 to 12/31/2013	10.820402	10.121720	0.0000
01/01/2014 to 12/31/2014	10.121720	10.665690	0.0000
01/01/2015 to 12/31/2015	10.665690	10.494205	5,643.4964
01/01/2016 to 12/31/2016	10.494205	10.416702	6,556.4715
01/01/2017 to 12/31/2017	10.416702	10.471248	6,515.1384
01/01/2018 to 12/31/2018	10.471248	10.250957	6,588.6198
01/01/2019 to 12/31/2019	10.250957	10.795538	6,544.6357
01/01/2020 to 12/31/2020	10.795538	11.387832	6,440.5011
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.862078	9.682738	20,423.8215
01/01/2014 to 12/31/2014	9.682738	9.169078	9,913.9789
01/01/2015 to 12/31/2015	9.169078	8.788056	9,151.6068
01/01/2016 to 12/31/2016	8.788056	9.044603	9,077.1752
01/01/2017 to 12/31/2017	9.044603	11.953464	8,512.5298
01/01/2018 to 12/31/2018	11.953464	9.696418	8,660.2568
01/01/2019 to 12/31/2019	9.696418	12.578209	6,907.0936
01/01/2020 to 12/31/2020	12.578209	15.558203	6,720.9794
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.816613	7.404028	21,489.9626
01/01/2012 to 12/31/2012	7.404028	8.518139	20,828.9914
01/01/2013 to 04/26/2013	8.518139	8.816266	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.927405	9.726501	149,537.6509
01/01/2012 to 12/31/2012	9.726501	9.528058	167,152.5694
01/01/2013 to 12/31/2013	9.528058	9.334712	141,028.2027
01/01/2014 to 12/31/2014	9.334712	9.145289	140,127.1267
01/01/2015 to 12/31/2015	9.145289	8.959710	33,976.3524
01/01/2016 to 12/31/2016	8.959710	8.787742	34,511.1681
01/01/2017 to 12/31/2017	8.787742	8.664545	4,474.8900
01/01/2018 to 12/31/2018	8.664545	8.619243	5,061.2211
01/01/2019 to 12/31/2019	8.619243	8.602942	4,696.8693
01/01/2020 to 12/31/2020	8.602942	8.444092	2,720.3982
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.215746	13.418405	0.0000
01/01/2015 to 12/31/2015	13.418405	13.069136	0.0000
01/01/2016 to 12/31/2016	13.069136	13.383984	0.0000
01/01/2017 to 12/31/2017	13.383984	14.022205	0.0000
01/01/2018 to 12/31/2018	14.022205	13.377452	0.0000
01/01/2019 to 12/31/2019	13.377452	14.644189	0.0000
01/01/2020 to 12/31/2020	14.644189	15.711598	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.612607	11.579475	168,431.8044
01/01/2012 to 12/31/2012	11.579475	12.581054	134,583.4394
01/01/2013 to 12/31/2013	12.581054	13.444904	114,930.1750
01/01/2014 to 04/25/2014	13.444904	13.527784	0.0000
155

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.674761	11.425001	232,310.0657
01/01/2012 to 12/31/2012	11.425001	12.579176	169,775.1596
01/01/2013 to 12/31/2013	12.579176	14.077129	160,537.9014
01/01/2014 to 04/25/2014	14.077129	14.110529	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.525504	13.842960	294,006.2337
01/01/2015 to 12/31/2015	13.842960	13.416478	257,436.7449
01/01/2016 to 12/31/2016	13.416478	13.944446	253,179.9920
01/01/2017 to 12/31/2017	13.944446	15.116270	228,451.7695
01/01/2018 to 12/31/2018	15.116270	14.156141	163,050.4948
01/01/2019 to 12/31/2019	14.156141	16.031903	163,410.1100
01/01/2020 to 12/31/2020	16.031903	17.439363	117,843.5534
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.461754	11.038436	559,918.7344
01/01/2012 to 12/31/2012	11.038436	12.319752	507,824.9307
01/01/2013 to 12/31/2013	12.319752	14.413633	463,858.8513
01/01/2014 to 04/25/2014	14.413633	14.404350	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.401923	14.851641	454,295.6334
01/01/2015 to 12/31/2015	14.851641	14.365781	390,814.0868
01/01/2016 to 12/31/2016	14.365781	15.074311	370,538.6552
01/01/2017 to 12/31/2017	15.074311	16.945039	336,363.5903
01/01/2018 to 12/31/2018	16.945039	15.582616	313,089.0954
01/01/2019 to 12/31/2019	15.582616	18.231723	298,775.7989
01/01/2020 to 12/31/2020	18.231723	20.334615	277,044.1480
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.351340	10.690669	1,082,626.8718
01/01/2012 to 12/31/2012	10.690669	12.118979	965,481.3865
01/01/2013 to 12/31/2013	12.118979	14.950002	925,600.6476
01/01/2014 to 04/25/2014	14.950002	14.859116	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.507876	9.151333	8,249.5330
01/01/2012 to 12/31/2012	9.151333	10.410179	8,025.6572
01/01/2013 to 04/26/2013	10.410179	11.183989	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.846104	15.398025	812,776.3816
01/01/2015 to 12/31/2015	15.398025	14.829665	666,130.0681
01/01/2016 to 12/31/2016	14.829665	15.711517	591,388.6176
01/01/2017 to 12/31/2017	15.711517	18.343304	563,215.2351
01/01/2018 to 12/31/2018	18.343304	16.511295	527,412.9161
01/01/2019 to 12/31/2019	16.511295	20.014598	511,588.2644
01/01/2020 to 12/31/2020	20.014598	22.861303	483,636.1465
156

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.016635	13.580776	84,421.7788
01/01/2012 to 12/31/2012	13.580776	14.844569	76,307.4571
01/01/2013 to 12/31/2013	14.844569	19.853177	70,871.4179
01/01/2014 to 12/31/2014	19.853177	19.775866	58,721.8819
01/01/2015 to 12/31/2015	19.775866	17.501970	47,803.8541
01/01/2016 to 12/31/2016	17.501970	21.030992	44,630.8108
01/01/2017 to 12/31/2017	21.030992	23.189276	41,412.6341
01/01/2018 to 12/31/2018	23.189276	19.668063	37,505.6970
01/01/2019 to 12/31/2019	19.668063	23.785442	35,463.3420
01/01/2020 to 12/31/2020	23.785442	24.695058	35,230.0152
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.002492	13.950654	637.5415
01/01/2012 to 12/31/2012	13.950654	16.113009	491.5705
01/01/2013 to 12/31/2013	16.113009	20.143494	876.0211
01/01/2014 to 12/31/2014	20.143494	18.413529	391.0956
01/01/2015 to 12/31/2015	18.413529	19.078092	342.7346
01/01/2016 to 12/31/2016	19.078092	19.780008	311.5452
01/01/2017 to 12/31/2017	19.780008	25.280464	279.7896
01/01/2018 to 12/31/2018	25.280464	19.672233	282.9721
01/01/2019 to 12/31/2019	19.672233	23.712591	301.3587
01/01/2020 to 12/31/2020	23.712591	25.272292	291.5753
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.022340	21.305476	419.1866
01/01/2017 to 12/31/2017	21.305476	24.800783	401.4031
01/01/2018 to 12/31/2018	24.800783	24.208957	351.1354
01/01/2019 to 12/31/2019	24.208957	30.985934	302.2659
01/01/2020 to 12/31/2020	30.985934	33.686012	283.9991
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.822447	15.678760	0.0000
01/01/2012 to 12/31/2012	15.678760	16.952845	0.0000
01/01/2013 to 12/31/2013	16.952845	22.042344	533.1402
01/01/2014 to 12/31/2014	22.042344	23.955768	462.0722
01/01/2015 to 12/31/2015	23.955768	23.410826	400.8691
01/01/2016 to 04/29/2016	23.410826	23.506721	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.070584	11.331899	162,869.5620
01/01/2012 to 12/31/2012	11.331899	12.510773	149,847.2390
01/01/2013 to 12/31/2013	12.510773	16.366597	139,638.2633
01/01/2014 to 12/31/2014	16.366597	17.709551	119,454.8128
01/01/2015 to 12/31/2015	17.709551	17.743453	107,780.3040
01/01/2016 to 12/31/2016	17.743453	18.626741	100,214.1940
01/01/2017 to 12/31/2017	18.626741	21.702745	92,124.3595
01/01/2018 to 12/31/2018	21.702745	21.206909	77,955.6181
01/01/2019 to 12/31/2019	21.206909	27.169907	69,355.7102
01/01/2020 to 12/31/2020	27.169907	29.566308	64,155.4565
157

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.167357	16.815150	13,215.8611
01/01/2014 to 12/31/2014	16.815150	18.265634	12,153.7340
01/01/2015 to 12/31/2015	18.265634	18.361003	11,470.1376
01/01/2016 to 12/31/2016	18.361003	18.916222	11,218.4193
01/01/2017 to 12/31/2017	18.916222	23.154930	10,196.2884
01/01/2018 to 12/31/2018	23.154930	21.343857	9,992.3871
01/01/2019 to 12/31/2019	21.343857	27.777581	8,580.2716
01/01/2020 to 12/31/2020	27.777581	35.753275	7,221.1153
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.883593	12.586925	12,514.6318
01/01/2012 to 12/31/2012	12.586925	13.072406	13,084.0768
01/01/2013 to 04/26/2013	13.072406	14.076604	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.639200	11.428787	61,764.9984
01/01/2012 to 12/31/2012	11.428787	12.937464	138,105.9396
01/01/2013 to 12/31/2013	12.937464	17.330845	130,818.0212
01/01/2014 to 12/31/2014	17.330845	18.463725	108,306.2129
01/01/2015 to 12/31/2015	18.463725	19.995587	98,678.7116
01/01/2016 to 12/31/2016	19.995587	19.564423	97,632.7353
01/01/2017 to 12/31/2017	19.564423	26.258957	84,107.3794
01/01/2018 to 12/31/2018	26.258957	25.752389	74,920.5354
01/01/2019 to 12/31/2019	25.752389	33.428378	67,740.2020
01/01/2020 to 12/31/2020	33.428378	51.211517	55,205.2940
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.760721	7.311594	2,012.2830
01/01/2012 to 12/31/2012	7.311594	8.070182	1,877.7076
01/01/2013 to 04/26/2013	8.070182	8.654844	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.890564	7.624047	132,910.6729
01/01/2012 to 04/27/2012	7.624047	8.558898	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.366508	15.082240	355.3819
01/01/2012 to 12/31/2012	15.082240	15.303989	2,555.1578
01/01/2013 to 12/31/2013	15.303989	14.608044	2,552.3423
01/01/2014 to 12/31/2014	14.608044	15.093023	5,816.1238
01/01/2015 to 12/31/2015	15.093023	14.778424	6,276.0207
01/01/2016 to 12/31/2016	14.778424	14.780645	6,581.7285
01/01/2017 to 12/31/2017	14.780645	14.906947	7,700.8074
01/01/2018 to 12/31/2018	14.906947	14.531102	7,613.2797
01/01/2019 to 12/31/2019	14.531102	15.423984	14,802.5012
01/01/2020 to 12/31/2020	15.423984	16.151126	15,262.5943
158

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.018888	15.342992	42,681.9727
01/01/2012 to 12/31/2012	15.342992	17.625280	42,239.1851
01/01/2013 to 12/31/2013	17.625280	22.923486	41,870.4865
01/01/2014 to 12/31/2014	22.923486	24.527257	49,042.7624
01/01/2015 to 12/31/2015	24.527257	23.386147	48,877.9547
01/01/2016 to 12/31/2016	23.386147	27.512981	48,637.2162
01/01/2017 to 12/31/2017	27.512981	31.162317	44,218.3690
01/01/2018 to 12/31/2018	31.162317	26.996057	43,712.2387
01/01/2019 to 12/31/2019	26.996057	33.203081	40,096.8694
01/01/2020 to 12/31/2020	33.203081	36.778286	39,651.0370
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.677349	9.993177	0.0000
01/01/2012 to 12/31/2012	9.993177	11.545600	0.0000
01/01/2013 to 12/31/2013	11.545600	13.736210	0.0000
01/01/2014 to 12/31/2014	13.736210	12.605501	629.6948
01/01/2015 to 12/31/2015	12.605501	12.187793	0.0000
01/01/2016 to 12/31/2016	12.187793	12.056147	0.0000
01/01/2017 to 12/31/2017	12.056147	14.711470	0.0000
01/01/2018 to 12/31/2018	14.711470	12.375869	0.0000
01/01/2019 to 12/31/2019	12.375869	14.740984	0.0000
01/01/2020 to 12/31/2020	14.740984	15.526626	0.0000
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.235634	15.218378	2,376.9875
01/01/2012 to 12/31/2012	15.218378	17.285185	2,150.2579
01/01/2013 to 12/31/2013	17.285185	23.390278	1,963.6697
01/01/2014 to 12/31/2014	23.390278	23.999550	1,801.6046
01/01/2015 to 12/31/2015	23.999550	22.445870	1,650.9707
01/01/2016 to 12/31/2016	22.445870	26.592101	1,496.9303
01/01/2017 to 12/31/2017	26.592101	29.779475	1,493.9416
01/01/2018 to 12/31/2018	29.779475	25.902652	1,430.4997
01/01/2019 to 12/31/2019	25.902652	31.772746	1,372.5864
01/01/2020 to 12/31/2020	31.772746	37.120999	1,678.0412
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.235003	11.187497	205,602.4941
01/01/2012 to 12/31/2012	11.187497	12.650241	201,415.8228
01/01/2013 to 12/31/2013	12.650241	16.322270	199,527.3140
01/01/2014 to 12/31/2014	16.322270	18.085723	210,634.2026
01/01/2015 to 12/31/2015	18.085723	17.880559	204,583.3937
01/01/2016 to 12/31/2016	17.880559	19.511752	204,046.1046
01/01/2017 to 12/31/2017	19.511752	23.175944	164,802.3766
01/01/2018 to 12/31/2018	23.175944	21.606195	164,351.7809
01/01/2019 to 12/31/2019	21.606195	27.687686	158,752.7322
01/01/2020 to 12/31/2020	27.687686	31.959623	155,830.2712
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.165536	19.969276	2,844.6483
01/01/2014 to 12/31/2014	19.969276	21.630437	2,670.5927
01/01/2015 to 12/31/2015	21.630437	21.114267	2,538.1144
01/01/2016 to 12/31/2016	21.114267	23.601650	2,643.2773
01/01/2017 to 12/31/2017	23.601650	27.189890	7,995.6149
01/01/2018 to 12/31/2018	27.189890	23.907192	8,121.9036
01/01/2019 to 12/31/2019	23.907192	30.412611	7,913.9239
01/01/2020 to 12/31/2020	30.412611	30.883330	7,898.5269
159

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.744321	8.520387	5,412.5983
01/01/2012 to 12/31/2012	8.520387	9.508166	5,178.5875
01/01/2013 to 04/26/2013	9.508166	10.393854	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.466541	22.959878	16,383.7796
01/01/2014 to 12/31/2014	22.959878	22.426351	11,453.2944
01/01/2015 to 12/31/2015	22.426351	22.054764	9,679.9167
01/01/2016 to 12/31/2016	22.054764	25.581810	9,268.6198
01/01/2017 to 12/31/2017	25.581810	28.946181	8,633.0176
01/01/2018 to 12/31/2018	28.946181	26.374621	8,302.4380
01/01/2019 to 12/31/2019	26.374621	33.437961	7,886.9913
01/01/2020 to 12/31/2020	33.437961	40.868472	6,967.1591
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.681252	13.624996	21,745.8061
01/01/2012 to 12/31/2012	13.624996	14.052564	21,336.3432
01/01/2013 to 04/26/2013	14.052564	15.205400	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.604668	8.303149	35,853.2369
01/01/2014 to 12/31/2014	8.303149	8.852627	36,938.4793
01/01/2015 to 12/31/2015	8.852627	9.584759	32,700.3685
01/01/2016 to 12/31/2016	9.584759	9.534112	33,381.7789
01/01/2017 to 12/31/2017	9.534112	12.468386	42,531.4709
01/01/2018 to 12/31/2018	12.468386	12.072987	41,823.1122
01/01/2019 to 12/31/2019	12.072987	15.446225	40,236.5131
01/01/2020 to 12/31/2020	15.446225	20.676751	35,598.5334
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.494325	5.733182	43,904.8446
01/01/2012 to 12/31/2012	5.733182	6.296846	36,377.6302
01/01/2013 to 04/26/2013	6.296846	6.571153	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.550463	15.144079	0.0000
01/01/2012 to 12/31/2012	15.144079	15.217644	0.0000
01/01/2013 to 12/31/2013	15.217644	16.512274	0.0000
01/01/2014 to 12/31/2014	16.512274	13.131841	0.0000
01/01/2015 to 12/31/2015	13.131841	8.650679	0.0000
01/01/2016 to 12/31/2016	8.650679	12.182251	0.0000
01/01/2017 to 12/31/2017	12.182251	11.847313	0.0000
01/01/2018 to 12/31/2018	11.847313	8.256914	0.0000
01/01/2019 to 12/31/2019	8.256914	9.088422	0.0000
01/01/2020 to 12/31/2020	9.088422	10.789143	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	26.077592	26.931875	34,745.2006
01/01/2017 to 12/31/2017	26.931875	28.480061	34,039.1844
01/01/2018 to 12/31/2018	28.480061	26.776296	33,888.5501
01/01/2019 to 12/31/2019	26.776296	29.967115	31,255.8299
01/01/2020 to 12/31/2020	29.967115	31.298890	29,242.4942
160

CONDENSED FINANCIAL INFORMATION (continued)
2.05% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	21.997497	22.513197	52,811.8570
01/01/2012 to 12/31/2012	22.513197	24.909463	47,982.7627
01/01/2013 to 12/31/2013	24.909463	26.351252	45,801.0658
01/01/2014 to 12/31/2014	26.351252	27.063253	41,199.4566
01/01/2015 to 12/31/2015	27.063253	25.937525	38,523.0157
01/01/2016 to 04/29/2016	25.937525	26.668811	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	26.610069	27.505868	3,712.8816
01/01/2017 to 12/31/2017	27.505868	29.101282	3,566.5813
01/01/2018 to 12/31/2018	29.101282	27.391269	3,416.2626
01/01/2019 to 12/31/2019	27.391269	30.672276	3,141.9495
01/01/2020 to 12/31/2020	30.672276	32.083517	2,983.2527
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.216698	12.383266	5,161.6601
01/01/2012 to 12/31/2012	12.383266	13.520302	8,108.1327
01/01/2013 to 12/31/2013	13.520302	13.432837	10,571.3250
01/01/2014 to 12/31/2014	13.432837	13.744940	14,372.4481
01/01/2015 to 12/31/2015	13.744940	13.269775	7,891.2872
01/01/2016 to 04/29/2016	13.269775	13.569805	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.642904	16.133378	28,131.1961
01/01/2012 to 12/31/2012	16.133378	16.285965	27,564.0001
01/01/2013 to 12/31/2013	16.285965	15.811050	26,592.4387
01/01/2014 to 12/31/2014	15.811050	15.885240	26,007.6695
01/01/2015 to 12/31/2015	15.885240	15.610682	25,952.1698
01/01/2016 to 12/31/2016	15.610682	15.450115	25,363.7620
01/01/2017 to 12/31/2017	15.450115	15.391157	0.0000
01/01/2018 to 12/31/2018	15.391157	15.182328	0.0000
01/01/2019 to 12/31/2019	15.182328	15.734007	0.0000
01/01/2020 to 12/31/2020	15.734007	16.171002	0.0000
161

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-05200, filed by the Separate Account with the SEC on March 26, 2021.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
162

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The financial statements of each of the Sub-Accounts of the Separate Account are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2020.
3. Statements of Operations for the year ended December 31, 2020.
4. Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019.
5. Notes to the Financial Statements.
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Consolidated Balance Sheets as of December 31, 2020 and 2019.
3. Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018.
5. Consolidated Statements of Equity for the years ended December 31, 2020, 2019 and 2018.
6. Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018.
7. Notes to the Consolidated Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Resolutions of the Board of Directors of COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.
	(ii)	Revised and Restated Resolutions of the Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
	(iii)	Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13, 2014). Incorporated herein by reference to the Registrant's initial registration statement to Form N-4 (File Nos. 333-200249 and 811-05200) as electronically filed on November 17, 2014.
	(iv)	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014). Incorporated herein by reference to the Registrant's initial registration statement to Form N-4 (File Nos. 333-200249 and 811-05200) as electronically filed on November 17, 2014.
2.	Not Applicable
3.	(i)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) as electronically filed on April 8, 2009.

(a)	Amendment to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014). Incorporated herein by reference to the Registrant's initial registration statement to Form N-4 (File Nos. 333-200249 and 811-05200) as electronically filed on November 17, 2014.
(b)	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). Incorporated herein by reference to the MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 6, 2016.
(ii)	Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.
(iii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.
4.	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract. Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(ii)	Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(iii)	Three Month Market Entry Rider. Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(iv)	Death Benefit Rider (Principal Protection). Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(v)	Death Benefit Rider (Compounded-Plus). Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(vi)	Death Benefit Rider (Annual Step-Up). Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(vii)	Guaranteed Minimum Income Benefit Rider (Living Benefit). Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(viii)	Additional Death Benefit Rider (Earnings Preservation Benefit). Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(ix)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider. Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(x)	Terminal Illness Rider. Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(xi)	Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.

(xii)	Roth Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(xiii)	401 Plan Endorsement. Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(xiv)	Tax Sheltered Annuity Endorsement. Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(xv)	Unisex Annuity Rates Rider. Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(xvi)	Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.
(xvii)	Form of Guaranteed Minimum Income Benefit Rider (Living Benefit) (GMIB II) 7018-1 (03/03). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 27, 2004.
(xviii)	Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (GWB I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 19, 2004.
(xix)	Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xx)	Individual Retirement Annuity Endorsement 7023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xxi)	Roth Individual Retirement Annuity Endorsement 7024.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xxii)	401(a)/403(a) Plan Endorsement 7025.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xxiii)	Tax Sheltered Annuity Endorsement 7026.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xxiv)	Simple Individual Retirement Annuity Endorsement 7276 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.
(xxv)	Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.
(xxvi)	Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.
(xxvii)	Form of Three Month Market Entry Rider 7013-1 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.
(xxviii)	Form of Contract Schedule 7028-3 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.

(xxix)	Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.
(xxx)	Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.
(xxxi)	Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.
(xxxii)	Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.
(xxxiii)	Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.
(xxxiv)	Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.
(xxxv)	Form of Contract Schedule (Enhanced GMIB Plus). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.
(xxxvi)	Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (LWG I). Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.
(xxxvii)	Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06). Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.
(xxxviii)	Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (EDB I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xxxix)	Form of Contract Schedule MLI-EDB (4/08) (EDB I). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xl)	Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (GMIB Plus II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xli)	Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (LWG II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.
(xlii)	Form of Spousal Continuation Endorsement MLI-GMIB (2/10)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.
(xliii)	Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.
(xliv)	Form of 401(a)/403(a) Plan Endorsement MLI-401-3 (5/11). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.
(xlv)	Qualified Distribution Endorsement MLI-RMD (7/10)-E. Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-03365) as electronically filed on June 15, 2010.
(xlvi)	Non-Qualified Annuity Endorsement MLI-NQ (11/04)-I. Incorporated herein by reference to the Registrant's initial registration statement to Form N-4 (File Nos. 333-200249 and 811-05200) as electronically filed on November 17, 2014.

(xlvii)	Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14. Incorporated herein by reference to the Registrant's initial registration statement to Form N-4 (File Nos. 333-200249 and 811-05200) as electronically filed on November 17, 2014.
(xlviii)	Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
5.	(i)	Form of Variable Annuity Application. Incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.
(ii)	Form of Variable Annuity Application [Class VA] 7029 (7/04) APPVA-504VA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 19, 2004.
(iii)	Form of Variable Annuity Application [Class VA] 7029 (1/05) APPVA105VA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.
(iv)	Form of Variable Annuity Application [Class VA] 7029 (4/05) APPVA1105VA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.
(v)	Form of Variable Annuity Application [Class VA] 7029 (1/06) APPVAVA 606. Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.
(vi)	Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 22, 2008.
6.	(i)	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). Incorporated herein by reference to the Registrant's initial registration statement to Form N-4 (File Nos. 333-200249 and 811-05200) as electronically filed on November 17, 2014.
(ii)	Copy of the Bylaws of the Company. Incorporated herein by reference to the Registrant's initial registration statement to Form N-4 (File Nos. 333-200249 and 811-05200) as electronically filed on November 17, 2014.
(iii)	Copy of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
7.	(i)	Amended and Restated Indemnity Retrocession Agreement with coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on April 28, 2015.
(ii)	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.
8.	(i)(a)	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 11-01-05). Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) as electronically filed on April 6, 2006.

(b)	First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.
(c)	Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.
(d)	Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014). Incorporated herein by reference to the Registrant's initial registration statement to Form N-4 (File Nos. 333-200249 and 811-05200) as electronically filed on November 17, 2014.
(ii)(a)	Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 8-31-07). Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) as electronically filed on October 31, 2007.
(b)	Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.
(iii)	Participation Agreement Among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Participation Agreement Among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
9.	Opinion of Counsel. Incorporated herein by reference to the Registrant's initial registration statement to Form N-4 (File Nos. 333-200249 and 811-05200) as electronically filed on November 17, 2014.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (Filed herewith.)
11.	Not Applicable.
12.	Agreement Governing Contribution. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.
13.	Powers of Attorney for Eric Steigerwalt, Myles Lambert, Conor Murphy, Jonathan Rosenthal, Edward A. Spehar and Lynn A. Dumais. (Filed herewith.)
ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

Andrew DeRosa 334 Madison Avenue Morristown, NJ 07960	Vice President

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer, Jr. 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Company”) under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)

	k.	Euro TI Investments LLC (DE)
	l.	TLA Holdings II LLC (DE)
3.	Brighthouse Securities, LLC (DE)
4.	Brighthouse Services, LLC (DE)
5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2021, there were 35,670 owners of qualified contracts and 28,222 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).
ITEM 28.	INDEMNIFICATION
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer
Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$651,736,999	$0	$0	$0
Item 30.	Location of Accounts and Records
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Not Applicable.
ITEM 32.	UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Brighthouse Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 13th day of April, 2021.
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 13, 2021.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director and Vice President
/s/ Conor Murphy* Conor Murphy	Director and Vice President
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 13, 2021
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney